UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

Alliance Bernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2018

Date of reporting period: June 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	BALANCED WEALTH STRATEGY PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

BALANCED WEALTH STRATEGY PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.70	$3.57	0.72%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.22	$3.61	0.72%

Class B
Actual	$1,000	$1,000.00	$4.81	0.97%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.98	$4.86	0.97%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BALANCED WEALTH STRATEGY PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

SECURITY	U.S. $ VALUE	PERCENT OF NET ASSETS
Bernstein Fund, Inc.—International Strategic Equities Portfolio—Class Z	$31,248,000	11.1%
Federal National Mortgage Association	19,490,609	6.9
Sanford C. Bernstein Fund, Inc.—International Portfolio—Class Z	17,498,880	6.2
U.S. Treasury Bonds & Notes	11,571,587	4.1
Bernstein Fund, Inc.—International Small Cap Portfolio—Class Z	9,374,400	3.3
Inflation-Linked Securities	4,983,092	1.8
Sanford C. Bernstein Fund, Inc.—Emerging Markets Portfolio—Class Z	4,374,720	1.6
Alphabet, Inc.—Class C	4,272,940	1.5
AB Discovery Growth Fund, Inc.—Class Z	3,749,760	1.3
AB Discovery Value Fund—Class Z	3,749,760	1.3

	$110,313,748	39.1%

SECURITY TYPE BREAKDOWN2

June 30, 2018 (unaudited)

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$99,440,175	34.9%
Investment Companies	73,745,280	25.9
Corporates—Investment Grade	26,550,310	9.3
Mortgage Pass-Throughs	20,942,859	7.4
Governments—Treasuries	12,083,084	4.2
Commercial Mortgage-Backed Securities	8,693,754	3.1
Asset-Backed Securities	7,000,323	2.5
Collateralized Mortgage Obligations	5,720,042	2.0
Inflation-Linked Securities	4,983,092	1.7
Corporates—Non-Investment Grade	3,920,897	1.4
Emerging Markets—Corporate Bonds	1,025,671	0.4
Governments—Sovereign Bonds	693,054	0.2
Emerging Markets—Treasuries	610,813	0.2
Local Governments—US Municipal Bonds	508,820	0.2
Quasi-Sovereigns	224,076	0.1
Other[3]	10,419	0.0
Short-Term Investments	18,486,611	6.5

Total Investments	$284,639,280	100.0%

1	Long-term investments.

2	The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

3	“Other” represents less than 0.0% weightings in the following security types: Options Purchased—Puts and Rights.

BALANCED WEALTH STRATEGY PORTFOLIO
COUNTRY BREAKDOWN[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$239,596,617	84.1%
United Kingdom	5,413,602	1.9
Japan	2,795,313	1.0
France	2,490,829	0.9
Brazil	2,228,482	0.8
Canada	2,079,347	0.7
Australia	1,492,893	0.5
Spain	946,085	0.3
Switzerland	809,482	0.3
Germany	784,832	0.3
Mexico	746,187	0.3
Hong Kong	682,927	0.2
Israel	682,700	0.2
Other	5,403,373	1.9
Short-Term Investments	18,486,611	6.6

Total Investments	$284,639,280	100.0%

1	All data are as of June 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Argentina, Austria, Bermuda, Chile, China, Finland, Greece, India, Indonesia, Ireland, Italy, Luxembourg, Netherlands, New Zealand, Norway, Peru, Qatar, Russia, Saudi Arabia, Singapore, Sweden, Turkey and United Arab Emirates.

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–35.3%

INFORMATION TECHNOLOGY–8.5%
COMMUNICATIONS EQUIPMENT–0.6%
Cisco Systems, Inc.	23,592	$1,015,164
Nokia Oyj (Sponsored ADR)–Class A	92,644	532,703

		1,547,867

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.1%
CDW Corp./DE	4,828	390,054

INTERNET SOFTWARE & SERVICES–2.8%
Alphabet, Inc.–Class C(a)	3,830	4,272,940
eBay, Inc.(a)	13,374	484,941
Facebook, Inc.–Class A(a)	15,520	3,015,846

		7,773,727

IT SERVICES–1.2%
Cognizant Technology Solutions Corp.–Class A	10,059	794,560
Total System Services, Inc.	7,342	620,546
Visa, Inc.–Class A	15,550	2,059,598

		3,474,704

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.1%
Intel Corp.	26,635	1,324,026
Texas Instruments, Inc.	8,081	890,930
Xilinx, Inc.	13,000	848,380

		3,063,336

SOFTWARE–1.5%
Adobe Systems, Inc.(a)	3,300	804,573
Microsoft Corp.	23,403	2,307,770
Oracle Corp.	25,450	1,121,327

		4,233,670

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.2%
Apple, Inc.	14,006	2,592,651
HP, Inc.	24,179	548,621
Xerox Corp.	15,067	361,608

		3,502,880

		23,986,238

FINANCIALS–4.9%
BANKS–2.7%
Bank Hapoalim BM	33,800	229,138
Bank of America Corp.	80,975	2,282,685
Citigroup, Inc.	17,397	1,164,207
JPMorgan Chase & Co.	22,109	2,303,758
Wells Fargo & Co.	29,200	1,618,848

		7,598,636

CAPITAL MARKETS–0.9%
CME Group, Inc.–Class A	4,793	$785,669
Goldman Sachs Group, Inc. (The)	4,418	974,478
S&P Global, Inc.	4,220	860,416

		2,620,563

CONSUMER FINANCE–0.3%
Synchrony Financial	20,730	691,967

INSURANCE–1.0%
Everest Re Group Ltd.	4,294	989,681
FNF Group	16,512	621,181
PICC Property & Casualty Co., Ltd.–Class H	34,000	36,568
Progressive Corp. (The)	18,350	1,085,403

		2,732,833

		13,643,999

REAL ESTATE–4.2%
DIVERSIFIED REAL ESTATE ACTIVITIES–0.2%
Kerry Properties Ltd.	25,000	119,473
Mitsubishi Estate Co., Ltd.	5,100	89,030
Mitsui Fudosan Co., Ltd.	8,300	199,933
Sumitomo Realty & Development Co., Ltd.	3,000	110,475
Sun Hung Kai Properties Ltd.	3,000	45,198
UOL Group Ltd.	14,800	82,649

		646,758

DIVERSIFIED REITS–0.3%
Activia Properties, Inc.	12	54,988
Armada Hoffler Properties, Inc.	4,360	64,964
Covivio	680	70,654
Dream Global Real Estate Investment Trust	3,800	41,508
Empire State Realty Trust, Inc.–Class A	4,050	69,255
GPT Group (The)	21,000	78,572
H&R Real Estate Investment Trust	3,500	53,566
Hulic Reit, Inc.	26	40,282
ICADE	885	82,897
Kenedix Office Investment Corp.–Class A	8	49,659
Land Securities Group PLC	5,890	74,204
Merlin Properties Socimi SA	5,704	82,811
Mirvac Group	51,790	83,123

		846,483

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)–1.3%
Crown Castle International Corp.	9,178	989,572
CubeSmart	9,400	302,868
Mid-America Apartment Communities, Inc.	12,580	1,266,429

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Park Hotels & Resorts, Inc.	2,910	$89,133
Sun Communities, Inc.	8,818	863,106

		3,511,108

HEALTH CARE REITS–0.1%
HCP, Inc.	4,210	108,702
Healthcare Realty Trust, Inc.	2,150	62,522
LTC Properties, Inc.	960	41,030
Medical Properties Trust, Inc.	7,360	103,335
Sabra Health Care REIT, Inc.	4,300	93,439

		409,028

HOTEL & RESORT REITS–0.1%
MGM Growth Properties LLC–Class A	1,980	60,311
RLJ Lodging Trust	4,590	101,210
Summit Hotel Properties, Inc.	3,040	43,502

		205,023

INDUSTRIAL REITS–0.3%
Duke Realty Corp.	4,540	131,796
Goodman Group	9,360	66,726
PLA Administradora Industrial S de RL de CV(a)	18,650	25,449
Prologis, Inc.	3,610	237,141
Rexford Industrial Realty, Inc.	2,350	73,766
Segro PLC	8,190	72,128
STAG Industrial, Inc.	3,460	94,216
Tritax Big Box REIT PLC	24,260	49,836

		751,058

OFFICE REITS–0.3%
Alexandria Real Estate Equities, Inc.	980	123,647
alstria office REIT-AG	2,750	41,317
Brandywine Realty Trust	3,450	58,236
CapitaLand Commercial Trust	44,600	54,310
Champion REIT	61,000	40,458
Columbia Property Trust, Inc.	3,364	76,396
Corporate Office Properties Trust	2,840	82,332
Hibernia REIT PLC	13,800	24,173
Highwoods Properties, Inc.	1,310	66,456
Investa Office Fund	13,440	51,997
Japan Real Estate Investment Corp.	15	79,350
JBG SMITH Properties	1,210	44,129
Kilroy Realty Corp.	1,070	80,935
Nippon Building Fund, Inc.	7	40,378
Workspace Group PLC	5,076	72,152

		936,266

REAL ESTATE DEVELOPMENT–0.1%
CK Asset Holdings Ltd.	27,000	213,740
Metrovacesa SA(a)(b)	1,440	25,225
Times China Holdings Ltd.	30,000	44,512

		283,477

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.3%
Aroundtown SA	10,290	$84,586
CBRE Group, Inc.–Class A(a)	16,954	809,384

		893,970

REAL ESTATE OPERATING COMPANIES–0.3%
Azrieli Group Ltd.	2,510	124,762
CA Immobilien Anlagen AG	2,120	70,657
Deutsche Wohnen SE	4,020	194,142
Entra ASA(b)	2,988	40,724
Fabege AB	5,260	62,562
Kungsleden AB	4,850	33,383
Swire Properties Ltd.	21,800	80,398
Vonovia SE	4,992	237,267
Wharf Real Estate Investment Co., Ltd.	15,000	106,511

		950,406

RESIDENTIAL REITS–0.3%
American Campus Communities, Inc.	1,330	57,030
American Homes 4 Rent–Class A	4,870	108,016
Camden Property Trust	1,490	135,784
Essex Property Trust, Inc.	710	169,740
Independence Realty Trust, Inc.	8,010	82,583
Japan Rental Housing Investments, Inc.	70	56,285
Killam Apartment Real Estate Investment Trust	7,660	87,283
UNITE Group PLC (The)	6,360	72,169

		768,890

RETAIL REITS–0.4%
Brixmor Property Group, Inc.	3,240	56,473
Charter Hall Retail REIT	13,190	40,890
Fukuoka REIT Corp.	30	47,562
Japan Retail Fund Investment Corp.	35	63,135
Kenedix Retail REIT Corp.	18	39,770
Link REIT	5,268	48,041
National Retail Properties, Inc.	2,610	114,736
Regency Centers Corp.	1,830	113,606
Retail Opportunity Investments Corp.	3,710	71,084
Simon Property Group, Inc.	2,156	366,930
Unibail-Rodamco-Westfield	450	99,085
Urban Edge Properties	2,860	65,408

		1,126,720

SPECIALIZED REITS–0.2%
American Tower Corp.	290	41,809
Digital Realty Trust, Inc.	1,480	165,138
EPR Properties	1,010	65,438
Equinix, Inc.	140	60,185

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

National Storage Affiliates Trust	2,160	$66,571
Safestore Holdings PLC	2,860	20,680

		419,821

		11,749,008

ENERGY–3.8%
ENERGY EQUIPMENT & SERVICES–0.3%
C&J Energy Services, Inc.(a)	5,230	123,428
Petrofac Ltd.	3,430	26,350
Petroleum Geo-Services ASA(a)	8,960	41,859
Schlumberger Ltd.	8,343	559,231

		750,868

OIL, GAS & CONSUMABLE FUELS–3.5%
Aker BP ASA	2,260	83,130
Anadarko Petroleum Corp.	2,870	210,227
BP PLC	66,460	505,662
Chevron Corp.	14,892	1,882,796
CNOOC Ltd.	61,000	104,526
Concho Resources, Inc.(a)	620	85,777
Continental Resources, Inc./OK(a)	1,890	122,396
Cosan SA Industria e Comercio	4,600	41,754
EOG Resources, Inc.	10,280	1,279,140
Exxon Mobil Corp.	16,890	1,397,309
Gran Tierra Energy, Inc.(a)	12,450	43,089
Inpex Corp.	6,100	63,354
JXTG Holdings, Inc.	19,000	131,818
LUKOIL PJSC (Sponsored ADR)	2,160	148,889
Marathon Petroleum Corp.	14,822	1,039,912
Motor Oil Hellas Corinth Refineries SA	4,260	85,567
Origin Energy Ltd.(a)	14,220	105,472
PetroChina Co., Ltd.–Class H	264,000	201,119
Petroleo Brasileiro SA (Preference Shares)	14,700	65,198
Repsol SA	11,000	214,710
Royal Dutch Shell PLC–Class B	33,110	1,185,769
SM Energy Co.	3,960	101,732
TOTAL SA	8,390	509,489
Tupras Turkiye Petrol Rafinerileri AS	3,580	84,165
Whiting Petroleum Corp.(a)	1,190	62,737
YPF SA (Sponsored ADR)	5,353	72,694

		9,828,431

		10,579,299

CONSUMER DISCRETIONARY–3.6%
AUTO COMPONENTS–0.3%
Magna International, Inc. (New York)–Class A	13,220	768,479

HOTELS, RESTAURANTS & LEISURE–0.4%
Carnival Corp.	8,679	497,393

McDonald’s Corp.	4,639	$726,885

		1,224,278

MEDIA–0.8%
Comcast Corp.–Class A	43,777	1,436,324
Walt Disney Co. (The)	7,614	798,023

		2,234,347

SPECIALTY RETAIL–1.7%
AutoZone, Inc.(a)	952	638,725
Home Depot, Inc. (The)	9,140	1,783,214
Ross Stores, Inc.	11,332	960,387
TJX Cos., Inc. (The)	13,208	1,257,138

		4,639,464

TEXTILES, APPAREL & LUXURY GOODS–0.4%
NIKE, Inc.–Class B	15,450	1,231,056

		10,097,624

HEALTH CARE–3.5%
BIOTECHNOLOGY–0.6%
Biogen, Inc.(a)	2,660	772,038
Gilead Sciences, Inc.	13,486	955,348

		1,727,386

HEALTH CARE EQUIPMENT & SUPPLIES–0.6%
Edwards Lifesciences Corp.(a)	5,290	770,065
Intuitive Surgical, Inc.(a)	850	406,708
Medtronic PLC	6,927	593,021

		1,769,794

HEALTH CARE PROVIDERS & SERVICES–1.4%
Aetna, Inc.	5,112	938,052
Anthem, Inc.	4,631	1,102,317
Cigna Corp.	1,485	252,376
UnitedHealth Group, Inc.	6,330	1,553,002

		3,845,747

PHARMACEUTICALS–0.9%
Merck & Co., Inc.	7,773	471,821
Pfizer, Inc.	33,820	1,226,990
Zoetis, Inc.	9,460	805,897

		2,504,708

		9,847,635

CONSUMER STAPLES–2.4%
BEVERAGES–0.7%
Constellation Brands, Inc.–Class A	3,590	785,744
PepsiCo, Inc.	9,976	1,086,087

		1,871,831

FOOD & STAPLES RETAILING–0.9%
Costco Wholesale Corp.	5,680	1,187,006
Walmart, Inc.	17,080	1,462,902

		2,649,908

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

FOOD PRODUCTS–0.3%
Tyson Foods, Inc.–Class A	12,627	$869,369

HOUSEHOLD PRODUCTS–0.3%
Procter & Gamble Co. (The)	10,038	783,566

TOBACCO–0.2%
Altria Group, Inc.	7,722	438,532

		6,613,206

INDUSTRIALS–2.0%
AEROSPACE & DEFENSE–1.1%
Boeing Co. (The)	3,454	1,158,852
Northrop Grumman Corp.	3,199	984,332
Raytheon Co.	5,676	1,096,490

		3,239,674

AIRLINES–0.2%
Delta Air Lines, Inc.	10,767	533,397

INDUSTRIAL CONGLOMERATES–0.4%
Honeywell International, Inc.	7,418	1,068,563

ROAD & RAIL–0.3%
Norfolk Southern Corp.	5,777	871,576

		5,713,210

MATERIALS–1.1%
CHEMICALS–0.4%
DowDuPont, Inc.	11,036	727,493
Johnson Matthey PLC	1,330	63,330
Mosaic Co. (The)	6,050	169,703

		960,526

CONSTRUCTION MATERIALS–0.0%
Fletcher Building Ltd.	8,657	40,625
Grupo Cementos de Chihuahua SAB de CV(a)	8,340	53,982

		94,607

METALS & MINING–0.7%
Agnico Eagle Mines Ltd.	4,270	195,758
Alcoa Corp.(a)	4,600	215,648
Aluminum Corp. of China Ltd.–Class H(a)	200,000	87,656
Antofagasta PLC	6,400	83,150
APERAM SA	1,000	42,863
Boliden AB	4,460	143,940
Detour Gold Corp.(a)	4,710	42,347
First Quantum Minerals Ltd.	7,620	112,273
Glencore PLC(a)	62,940	298,826
Industrias Penoles SAB de CV	2,490	44,708
Lundin Mining Corp.	7,810	43,427
MMC Norilsk Nickel PJSC (ADR)	5,960	107,459
Northern Star Resources Ltd.	12,000	64,964
Orocobre Ltd.(a)	5,420	20,729
OZ Minerals Ltd.	6,050	42,187

Polyus PJSC (GDR)(b)	1,280	$42,930
Rio Tinto PLC	1,850	101,969
Sumitomo Metal Mining Co., Ltd.	1,700	64,883
Syrah Resources Ltd.(a)	20,610	44,068
Vale SA (Sponsored ADR)–Class B	10,020	128,456
Vedanta Resources PLC	4,900	41,581
Yamato Kogyo Co., Ltd.	2,800	84,466

		2,054,288

		3,109,421

UTILITIES–0.8%
ELECTRIC UTILITIES–0.6%
American Electric Power Co., Inc.	20,615	1,427,589
Edison International	6,560	415,051

		1,842,640

MULTI-UTILITIES–0.2%
NiSource, Inc.	19,471	511,698

		2,354,338

TELECOMMUNICATION SERVICES–0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES–0.3%
Verizon Communications, Inc.	18,281	919,717

WIRELESS TELECOMMUNICATION SERVICES–0.2%
T-Mobile US, Inc.(a)	8,800	525,800

		1,445,517

TRANSPORTATION–0.0%
AIRPORT SERVICES–0.0%
Sydney Airport	14,460	76,550

HIGHWAYS & RAILTRACKS–0.0%
Transurban Group	2,283	20,217

		96,767

CAPITAL GOODS–0.0%
CONSTRUCTION & ENGINEERING–0.0%
Shimizu Corp.	4,400	45,540

INDUSTRIAL CONGLOMERATES–0.0%
Hopewell Holdings Ltd.	8,500	29,108

		74,648

HEALTH CARE EQUIPMENT & SERVICES–0.0%
HEALTH CARE FACILITIES–0.0%
Chartwell Retirement Residences	4,990	58,188

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company			Shares	U.S. $ Value

CONSUMER DURABLES & APPAREL–0.0%
HOMEBUILDING–0.0%
Construtora Tenda SA(a)			3,400	$20,870
MRV Engenharia e Participacoes SA			6,700	20,813

				41,683

BANKS–0.0%
THRIFTS & MORTGAGE FINANCE–0.0%
Aareal Bank AG			670	29,394

Total Common Stocks (cost $77,975,890)				99,440,175

INVESTMENT COMPANIES–26.2%
FUNDS AND INVESTMENT TRUSTS–26.2%(c)(d)
AB Discovery Growth Fund, Inc.–Class Z(a)			284,720	3,749,760
AB Discovery Value Fund–Class Z			161,977	3,749,760
Bernstein Fund, Inc.–International Small Cap Portfolio–Class Z			738,142	9,374,400
Bernstein Fund, Inc.–International Strategic Equities Portfolio–Class Z			2,493,855	31,248,000
Bernstein Fund, Inc.–Small Cap Core Portfolio–Class Z			297,364	3,749,760
Sanford C. Bernstein Fund, Inc.–Emerging Markets Portfolio–Class Z			145,388	4,374,720
Sanford C. Bernstein Fund, Inc.–International Portfolio–Class Z			997,087	17,498,880

Total Investment Companies (cost $73,745,280)				73,745,280

	Principal Amount (000)
CORPORATES–INVESTMENT GRADE–9.5%
FINANCIAL INSTITUTIONS–5.1%
BANKING–4.6%
Banco Santander SA 3.25%, 4/04/26(b)		EUR	200	241,891
3.50%, 4/11/22	U.S.$		200	195,072
	Principal Amount (000)			U.S. $ Value

Bank of America Corp. 2.881%, 4/24/23	U.S.$		265	$257,702
4.45%, 3/03/26			49	49,064
Series DD 6.30%, 3/10/26(e)			50	52,872
Series L 3.95%, 4/21/25			718	703,116
Series Z 6.50%, 10/23/24(e)			77	81,727
Bank of Nova Scotia (The) 2.50%, 1/08/21			51	50,073
Banque Federative du Credit Mutuel SA 2.75%, 10/15/20(b)			200	197,490
Barclays PLC 3.65%, 3/16/25			270	253,236
BB&T Corp. 2.625%, 6/29/20			86	85,101
BNP Paribas SA 2.375%, 5/21/20			200	197,034
3.80%, 1/10/24(b)			215	210,206
Capital One Financial Corp. 3.30%, 10/30/24			265	252,781
Citigroup, Inc. 3.875%, 3/26/25			235	227,919
4.044%, 6/01/24			293	294,784
Commonwealth Bank of Australia 2.25%, 3/10/20(b)			205	201,923
Commonwealth Bank of Australia/New York NY Series G 2.30%, 3/12/20			250	246,458
Compass Bank 2.875%, 6/29/22			265	256,003
5.50%, 4/01/20			314	323,342
Cooperatieve Rabobank UA 4.375%, 8/04/25			320	313,827
Cooperatieve Rabobank UA/NY 2.25%, 1/14/20			250	246,838
Credit Agricole SA/London 2.75%, 6/10/20(b)			250	247,210
3.375%, 1/10/22(b)			260	255,177
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 6/09/23			385	380,711
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/21			208	200,242
3.75%, 5/22/25			186	181,504
5.75%, 1/24/22			335	358,473
Series D 6.00%, 6/15/20			217	228,173
HSBC Bank USA NA 4.875%, 8/24/20			250	257,640
HSBC Holdings PLC 3.262%, 3/13/23			591	579,676
4.25%, 8/18/25			341	334,957

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase & Co. 3.22%, 3/01/25	U.S.$	265	$255,632
3.54%, 5/01/28		485	464,101
KeyBank NA/Cleveland OH 2.25%, 3/16/20		250	246,513
Lloyds Banking Group PLC 4.582%, 12/10/25		200	196,124
Manufacturers & Traders Trust Co. 2.625%, 1/25/21		250	246,015
Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/01/26		272	270,784
Morgan Stanley 5.00%, 11/24/25		175	181,193
Series G 4.35%, 9/08/26		520	513,079
MUFG Bank Ltd. 2.30%, 3/05/20(b)		200	196,980
National Australia Bank Ltd./New York Series G 2.625%, 7/23/20		250	247,048
Nationwide Building Society 4.00%, 9/14/26(b)		290	271,469
PNC Bank NA 2.60%, 7/21/20		250	246,993
3.80%, 7/25/23		685	688,980
Santander Holdings USA, Inc. 4.40%, 7/13/27		265	253,568
Santander UK PLC 5.00%, 11/07/23(b)		200	203,300
UBS Group Funding Switzerland AG 4.125%, 9/24/25(b)		305	303,075
US Bancorp Series J 5.30%, 4/15/27(e)		116	115,571
Wells Fargo & Co. 3.069%, 1/24/23		212	206,019

			13,068,666

FINANCE–0.1%
Synchrony Financial 3.95%, 12/01/27		265	244,693

INSURANCE–0.3%
American International Group, Inc. Series A-9 5.75%, 4/01/48		115	112,818
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20		38	39,477
MetLife, Inc. 10.75%, 8/01/39		70	108,325
	Principal Amount (000)		U.S. $ Value

New York Life Global Funding 1.95%, 2/11/20(b)	U.S.$	256	$251,669
XLIT Ltd. 6.375%, 11/15/24		157	176,743

			689,032

REITS–0.1%
American Tower Corp. 3.40%, 2/15/19		70	70,206
Host Hotels & Resorts LP Series D 3.75%, 10/15/23		10	9,798
Welltower, Inc. 4.00%, 6/01/25		238	233,640

			313,644

			14,316,035

INDUSTRIAL–4.1%
BASIC–0.4%
Dow Chemical Co. (The) 4.125%, 11/15/21		165	168,162
Eastman Chemical Co. 3.80%, 3/15/25		84	83,155
Glencore Funding LLC 4.125%, 5/30/23(b)		126	125,696
Minsur SA 6.25%, 2/07/24(b)		168	175,770
Mosaic Co. (The) 5.625%, 11/15/43		75	75,458
Sociedad Quimica y Minera de Chile SA 3.625%, 4/03/23(b)		237	229,001
Vale Overseas Ltd. 6.25%, 8/10/26		265	287,534
Yamana Gold, Inc. 4.95%, 7/15/24		142	141,864

			1,286,640

CAPITAL GOODS–0.1%
Embraer Netherlands Finance BV 5.40%, 2/01/27		160	165,600
General Electric Co. Series D 5.00%, 1/21/21(e)		68	67,140

			232,740

COMMUNICATIONS–MEDIA–0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25		165	166,615
Comcast Corp. 5.15%, 3/01/20		451	465,229
Cox Communications, Inc. 2.95%, 6/30/23(b)		91	86,377
Time Warner Cable LLC 4.125%, 2/15/21		165	166,081
4.50%, 9/15/42		85	70,316

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

Warner Media LLC 4.875%, 3/15/20	U.S.$		105	$107,725

				1,062,343

COMMUNICATIONS–TELECOMMUNICATIONS–0.5%
AT&T, Inc. 3.40%, 5/15/25			575	539,896
4.125%, 2/17/26			345	336,868
Rogers Communications, Inc. 4.00%, 6/06/22		CAD	46	36,300
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 3/20/25(b)	U.S.$		200	198,608
Vodafone Group PLC 3.75%, 1/16/24			78	77,298
4.125%, 5/30/25			171	170,397

				1,359,367

CONSUMER CYCLICAL–AUTOMOTIVE–0.4%
Ford Motor Credit Co. LLC 5.875%, 8/02/21			915	969,845
General Motors Co. 3.50%, 10/02/18			130	130,244
General Motors Financial Co., Inc. 4.00%, 1/15/25			41	39,916
4.30%, 7/13/25			50	49,180

				1,189,185

CONSUMER NON-CYCLICAL–0.6%
Bayer US Finance LLC 2.375%, 10/08/19(b)			200	198,126
Becton Dickinson and Co. 3.734%, 12/15/24			66	64,452
Biogen, Inc. 4.05%, 9/15/25			251	252,127
Bunge Ltd. Finance Corp. 8.50%, 6/15/19			155	162,765
CVS Health Corp. 4.10%, 3/25/25			120	119,398
4.30%, 3/25/28			120	118,351
Danone SA 1.691%, 10/30/19(b)			200	196,576
Reynolds American, Inc. 6.875%, 5/01/20			95	100,838
Tyson Foods, Inc. 2.65%, 8/15/19			64	63,747
3.95%, 8/15/24			206	205,604
Zimmer Biomet Holdings, Inc. 2.70%, 4/01/20			102	101,042
Zoetis, Inc. 3.45%, 11/13/20			90	90,264

				1,673,290

	Principal Amount (000)			U.S. $ Value

ENERGY–0.9%
Cenovus Energy, Inc. 3.00%, 8/15/22	U.S.$		17	$16,273
5.70%, 10/15/19			59	60,521
Encana Corp. 3.90%, 11/15/21			140	140,980
Enterprise Products Operating LLC 3.70%, 2/15/26			278	272,660
5.20%, 9/01/20			185	192,583
Hess Corp. 4.30%, 4/01/27			199	191,985
Kinder Morgan Energy Partners LP 2.65%, 2/01/19			302	301,493
Kinder Morgan, Inc./DE 5.00%, 2/15/21(b)			250	258,405
Marathon Petroleum Corp. 5.125%, 3/01/21			163	169,841
Noble Energy, Inc. 3.90%, 11/15/24			170	167,611
4.15%, 12/15/21			78	79,249
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24			232	220,006
Sabine Pass Liquefaction LLC 5.00%, 3/15/27			146	148,997
TransCanada PipeLines Ltd. 9.875%, 1/01/21			215	247,732
Williams Partners LP 4.125%, 11/15/20			155	157,027

				2,625,363

OTHER INDUSTRIAL–0.1%
Alfa SAB de CV 5.25%, 3/25/24(b)			200	200,750

SERVICES–0.2%
Expedia Group, Inc. 3.80%, 2/15/28			185	169,867
S&P Global, Inc. 4.40%, 2/15/26			226	231,989
Total System Services, Inc. 3.75%, 6/01/23			45	44,578
4.00%, 6/01/23			83	83,315

				529,749

TECHNOLOGY–0.4%
Agilent Technologies, Inc. 5.00%, 7/15/20			71	73,357
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 1/15/24			53	51,302
3.875%, 1/15/27			117	110,825
Dell International LLC/EMC Corp. 6.02%, 6/15/26(b)			96	100,879
Hewlett Packard Enterprise Co. 2.10%, 10/04/19(b)			183	180,663
KLA-Tencor Corp. 4.65%, 11/01/24			225	232,699

AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

Lam Research Corp. 2.80%, 6/15/21	U.S.$		71	$69,762
Motorola Solutions, Inc. 7.50%, 5/15/25			6	7,054
Seagate HDD Cayman 4.75%, 1/01/25			127	121,831
VMware, Inc. 2.95%, 8/21/22			85	81,526

				1,029,898

TRANSPORTATION–SERVICES–0.1%
Adani Ports & Special Economic Zone Ltd. 3.95%, 1/19/22(b)			200	196,250

				11,385,575

UTILITY–0.3%
ELECTRIC–0.3%
Abu Dhabi National Energy Co. PJSC 4.375%, 4/23/25(b)			250	247,547
Enel Chile SA 4.875%, 6/12/28			133	133,737
Exelon Generation Co. LLC 2.95%, 1/15/20			153	152,429
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/24(b)			320	328,800
Pacific Gas & Electric Co. 6.05%, 3/01/34			38	41,000

				903,513

Total Corporates–Investment Grade (cost $26,816,065)				26,605,123

MORTGAGE PASS-THROUGHS–7.4%
AGENCY FIXED RATE 30-YEAR–6.7%
Federal Home Loan Mortgage Corp. Gold
Series 2005 5.50%, 1/01/35			159	172,170
Series 2007 5.50%, 7/01/35			17	17,921
Series 2016 4.00%, 2/01/46			451	464,440
Series 2017 4.00%, 7/01/44			351	360,843
Federal National Mortgage Association
Series 2004 5.50%, 2/01/34-11/01/34			59	64,024
Series 2007 5.50%, 1/01/37-8/01/37			224	243,722
Series 2008 5.50%, 8/01/37			103	111,909
Series 2009 5.00%, 12/01/39			87	93,238
	Principal Amount (000)			U.S. $ Value

Series 2010 4.00%, 12/01/40	U.S.$		209	$215,620
Series 2013
4.00%, 10/01/43			911	935,325
Series 2015 3.00%, 5/01/45			1,142	1,111,134
Series 2017 3.50%, 3/01/47-1/01/48			6,753	6,728,016
Series 2018 3.50%, 2/01/48-3/01/48			1,393	1,387,022
4.00%, 7/01/48, TBA			1,478	1,506,867
4.50%, 7/25/48, TBA			4,799	4,996,959
Government National Mortgage Association Series 2016 3.00%, 12/20/46			446	436,876

				18,846,086

AGENCY FIXED RATE 15-YEAR–0.7%
Federal National Mortgage Association
Series 2016 2.50%, 11/01/31-12/01/31			730	710,758
Series 2017 2.50%, 1/01/32			1,424	1,386,015

				2,096,773

Total Mortgage Pass-Throughs (cost $21,106,940)				20,942,859

GOVERNMENTS–TREASURIES–4.3%
SINGAPORE–0.2%
Singapore Government Bond 2.75%, 3/01/46		SGD	717	511,497

UNITED STATES–4.1%
U.S. Treasury Bonds 2.75%, 8/15/42-11/15/47	U.S.$		332	318,781
3.00%, 5/15/45			424	425,325
3.125%, 2/15/43-8/15/44			575	589,794
3.375%, 5/15/44			234	250,419
4.375%, 2/15/38			822	1,002,043
5.375%, 2/15/31			320	404,350
U.S. Treasury Notes 1.125%, 2/28/19			195	193,568
1.25%, 5/31/19			1,070	1,059,467
1.50%, 5/31/20			3,475	3,407,672
1.75%, 11/30/21			1,335	1,295,576
1.875%, 7/31/22			1,342	1,299,224
2.125%, 12/31/22			675	658,019
2.25%, 2/15/27			130	124,164
2.375%, 8/15/24			556	543,185

				11,571,587

Total Governments–Treasuries (cost $12,273,446)				12,083,084

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES–3.1%
NON-AGENCY FIXED RATE CMBS–2.5%
BHMS Commercial Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33(b)	U.S.$	335	$335,064
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/50		310	303,116
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 5/10/58		115	111,312
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 3/13/35(b)		495	494,114
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 2/10/48		396	385,941
Series 2015-GC27, Class XA 1.39%, 2/10/48(f)		2,407	168,651
Series 2015-GC35, Class A4 3.818%, 11/10/48		100	101,181
Series 2016-GC36, Class A5 3.616%, 2/10/49		125	124,776
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 4/12/35(b)		131	127,155
Series 2014-UBS4, Class A5 3.694%, 8/10/47		200	201,489
Series 2015-CR24, Class A5 3.696%, 8/10/48		135	135,288
Series 2015-DC1, Class A5 3.35%, 2/10/48		250	247,129
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 6/15/57		155	153,585
Series 2015-C3, Class A4 3.718%, 8/15/48		315	314,810
Series 2015-C4, Class A4 3.808%, 11/15/48		370	372,974
GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.706%, 12/10/27(b)		422	420,319
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 4/10/31(b)		276	274,601
JP Morgan Chase Commercial Mortgage Securities Trust Series 2004-LN2, Class A1A 4.838%, 7/15/41(b)		36	35,653
	Principal Amount (000)		U.S. $ Value

Series 2006-LDP9, Class AM 5.372%, 5/15/47(g)	U.S.$	45	$44,796
Series 2012-C6, Class E 5.14%, 5/15/45(b)(g)		119	104,538
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class A5 3.822%, 7/15/48		125	126,552
Series 2015-C31, Class A3 3.801%, 8/15/48		355	358,673
Series 2015-C32, Class C 4.667%, 11/15/48(g)		195	193,098
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39(g)		68	51,388
LSTAR Commercial Mortgage Trust Series 2014-2, Class A2 2.767%, 1/20/41(b)		13	12,814
Series 2015-3, Class A2 2.729%, 4/20/48(b)		190	187,575
Series 2016-4, Class A2 2.579%, 3/10/49(b)		161	155,180
Morgan Stanley Capital I Trust Series 2005-IQ9, Class D 5.00%, 7/15/56(g)		112	110,085
Series 2016-UB12, Class A4 3.596%, 12/15/49		195	192,915
UBS Commercial Mortgage Trust Series 2018-C8, Class A4 3.983%, 2/15/51		195	197,587
Series 2018-C9, Class A4 4.117%, 3/15/51		300	306,982
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/45		168	164,384
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C 4.469%, 9/15/48(g)		197	192,038
Series 2016-NXS6, Class C 4.311%, 11/15/49(g)		180	177,060
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2 3.036%, 5/15/47		175	174,804

			7,057,627

NON-AGENCY FLOATING RATE CMBS–0.6%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 3.073% (LIBOR 1 Month + 1.00%), 11/15/33(b)(g)(h)		375	378,463

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

BX Trust Series 2017-IMC, Class A 3.123% (LIBOR 1 Month + 1.05%), 10/15/32(b)(h)	U.S.$	165	$165,135
Credit Suisse Mortgage Trust Series 2016-MFF, Class D 6.673% (LIBOR 1 Month + 4.60%), 11/15/33(b)(g)(h)		110	111,099
Great Wolf Trust Series 2017-WOLF, Class A 3.073% (LIBOR 1 Month + 0.85%), 9/15/34(b)(h)		189	189,005
H/2 Asset Funding NRE Series 2015-1A, Class AFL 3.741% (LIBOR 1 Month + 1.65%), 6/24/49(g)(h)(i)		59	58,636
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class A 3.773% (LIBOR 1 Month + 1.70%), 7/15/36(b)(h)		180	181,144
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 4.028% (LIBOR 1 Month + 1.95%), 11/15/26(b)(h)		96	96,026
RETL Series 2018-RVP, Class A 3.173% (LIBOR 1 Month + 1.10%), 3/15/33(b)(h)		108	108,758
Starwood Retail Property Trust Series 2014-STAR, Class A 3.293% (LIBOR 1 Month + 1.22%), 11/15/27(b)(h)		348	347,861

			1,636,127

Total Commercial Mortgage-Backed Securities (cost $8,875,128)			8,693,754

ASSET-BACKED SECURITIES–2.5%
AUTOS–FIXED RATE–1.3%
Americredit Automobile Receivables Trust Series 2016-4, Class A2A 1.34%, 4/08/20		21	21,072
AmeriCredit Automobile Receivables Trust Series 2017-3, Class A2A 1.69%, 12/18/20		87	86,230
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 9/20/24(b)		245	246,090
California Republic Auto Receivables Trust Series 2014-2, Class A4 1.57%, 12/16/19		10	10,274
	Principal Amount (000)		U.S. $ Value

CPS Auto Receivables Trust Series 2017-D, Class A 1.94%, 3/15/21(b)	U.S.$	192	$190,668
CPS Auto Trust Series 2017-A, Class A 1.68%, 8/17/20(b)		37	37,386
DT Auto Owner Trust Series 2017-3A, Class A 1.73%, 8/17/20(b)		42	41,533
Series 2018-1A, Class A 2.59%, 5/17/21(b)		198	197,766
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 2/15/23(b)		140	148,927
Series 2016-3A, Class A 1.84%, 11/16/20(b)		18	18,094
Series 2017-2A, Class A 2.11%, 6/15/21(b)		60	60,132
Series 2018-1A, Class A 2.21%, 5/17/21(b)		203	202,779
Series 2018-2A, Class A 2.79%, 7/15/21(b)		262	262,213
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53%, 11/16/20(b)		28	27,582
Flagship Credit Auto Trust Series 2016-4, Class A2 1.96%, 2/16/21(b)		110	109,724
Series 2016-4, Class D 3.89%, 11/15/22(b)		100	99,976
Series 2017-2, Class A 1.85%, 7/15/21(b)		111	109,875
Series 2017-3, Class A 1.88%, 10/15/21(b)		111	110,352
Series 2017-4, Class A 2.07%, 4/15/22(b)		92	91,644
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1 1.98%, 1/15/22		322	317,625
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96%, 5/17/21(b)		280	278,111
Harley-Davidson Motorcycle Trust Series 2015-1, Class A3 1.41%, 6/15/20		19	19,269
Hertz Vehicle Financing II LP Series 2015-1A, Class A 2.73%, 3/25/21(b)		215	212,658
Series 2015-2A, Class A 2.02%, 9/25/19(b)		180	179,706
Series 2015-3A, Class A 2.67%, 9/25/21(b)		265	260,487
Series 2017-1A, Class A 2.96%, 10/25/21(b)		250	246,904

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Hertz Vehicle Financing LLC Series 2013-1A, Class B2 2.48%, 8/25/19(b)	U.S.$	64	$63,966
Santander Drive Auto Receivables Trust Series 2017-3, Class A2 1.67%, 6/15/20		62	61,650
Westlake Automobile Receivables Trust Series 2018-1A, Class A1 1.75%, 2/15/19(b)		12	11,573

			3,724,266

OTHER ABS–FIXED RATE–0.7%
CLUB Credit Trust Series 2017-P1, Class A 2.42%, 9/15/23(b)(g)		156	155,216
CNH Equipment Trust Series 2014-B, Class A4 1.61%, 5/17/21		75	74,890
Series 2015-A, Class A4 1.85%, 4/15/21		227	225,696
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 7/15/25(b)(g)		125	124,905
Marlette Funding Trust Series 2016-1A, Class A 3.06%, 1/17/23(b)(g)		4	4,424
Series 2017-1A, Class A 2.827%, 3/15/24(b)(g)		40	39,500
Series 2017-2A, Class A 2.39%, 7/15/24(b)(g)		56	56,156
Series 2017-3A, Class A 2.36%, 12/15/24(b)(g)		99	98,434
Series 2017-3A, Class B 3.01%, 12/15/24(b)(g)		100	99,333
Prosper Marketplace Issuance Trust Series 2017-2A, Class B 3.48%, 9/15/23(b)(g)		100	99,884
SBA Tower Trust Series 2015-1A,Class C 3.156%, 10/08/20(b)(g)		251	248,978
SoFi Consumer Loan Program LLC Series 2016-2, Class A 3.09%, 10/27/25(b)(g)		49	49,113
Series 2016-3, Class A 10.59%, 12/26/25(b)(g)		73	72,431
Series 2017-2, Class A 3.28%, 2/25/26(b)(g)		88	88,329
Series 2017-3, Class A 2.77%, 5/25/26(b)(g)		95	93,881
Series 2017-5, Class A2 2.78%, 9/25/26(b)(g)		180	177,128
Series 2017-6, Class A2 2.82%, 11/25/26(b)(g)		105	104,145

SoFi Consumer Loan Program Trust Series 2018-1, Class A1 2.55%, 2/25/27(b)(g)	U.S.$	207	$205,977

			2,018,420

CREDIT CARDS–FIXED RATE–0.3%
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41%, 7/15/22		326	324,250
World Financial Network Credit Card Master Trust Series 2017-B, Class A 1.98%, 6/15/23		205	203,007
Series 2018-A, Class A 3.07%, 12/16/24		305	303,664

			830,921

AUTOS–FLOATING RATE–0.2%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A 2.573% (LIBOR 1 Month + 0.50%), 7/15/20(b)(h)		378	378,019

HOME EQUITY LOANS–FIXED RATE–0.0%
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33(g)		48	48,697

Total Asset-Backed Securities (cost $7,013,977)			7,000,323

COLLATERALIZED MORTGAGE OBLIGATIONS–2.0%
RISK SHARE FLOATING RATE–1.3%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.591% (LIBOR 1 Month + 6.50%), 4/25/26(h)(i)		54	54,899
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 6.091% (LIBOR 1 Month + 4.00%), 8/25/24(h)		285	311,592
Series 2014-DN4, Class M3 6.641% (LIBOR 1 Month + 4.55%), 10/25/24(h)		201	223,283
Series 2014-HQ3, Class M3 6.841% (LIBOR 1 Month + 4.75%), 10/25/24(h)		229	254,706
Series 2016-DNA1, Class M3 7.641% (LIBOR 1 Month + 5.55%), 7/25/28(h)		250	304,985

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 1M2 5.091% (LIBOR 1 Month + 3.00%), 7/25/24(h)	U.S.$	88	$94,646
Series 2014-C04, Class 2M2 7.091% (LIBOR 1 Month + 5.00%), 11/25/24(h)		54	60,501
Series 2015-C01, Class 1M2 6.391% (LIBOR 1 Month + 4.30%), 2/25/25(h)		108	118,932
Series 2015-C01, Class 2M2 6.641% (LIBOR 1 Month + 4.55%), 2/25/25(h)		95	102,875
Series 2015-C02, Class 1M2 6.091% (LIBOR 1 Month + 4.00%), 5/25/25(h)		144	157,262
Series 2015-C02, Class 2M2 6.091% (LIBOR 1 Month + 4.00%), 5/25/25(h)		129	139,333
Series 2015-C03, Class 1M2 7.091% (LIBOR 1 Month + 5.00%), 7/25/25(h)		70	80,016
Series 2015-C03, Class 2M2 7.091% (LIBOR 1 Month + 5.00%), 7/25/25(h)		191	211,894
Series 2015-C04, Class 1M2 7.791% (LIBOR 1 Month + 5.70%), 4/25/28(h)		64	74,434
Series 2015-C04, Class 2M2 7.641% (LIBOR 1 Month + 5.55%), 4/25/28(h)		97	109,980
Series 2016-C01, Class 1M2 8.841% (LIBOR 1 Month + 6.75%), 8/25/28(h)		204	248,059
Series 2016-C01, Class 2M2 9.041% (LIBOR 1 Month + 6.95%), 8/25/28(h)		159	190,565
Series 2016-C03, Class 2M2 7.991% (LIBOR 1 Month + 5.90%), 10/25/28(h)		300	349,823
Series 2016-C05, Class 2M2 6.541% (LIBOR 1 Month + 4.45%), 1/25/29(h)		200	222,600
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 6.341% (LIBOR 1 Month + 4.25%), 11/25/24(h)(i)		30	32,269
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.341% (LIBOR 1 Month + 5.25%), 11/25/25(h)(i)		139	156,724
Series 2015-WF1, Class 2M2 7.591% (LIBOR 1 Month + 5.50%), 11/25/25(h)(i)		40	47,130

			3,546,508

AGENCY FLOATING RATE–0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 4.027% (6.10%–LIBOR 1Month), 12/15/44(h)(j)	U.S.$	701	$109,804
Series 4693, Class SL 4.077% (6.15%–LIBOR 1Month), 6/15/47(h)(j)		632	106,575
Series 4719, Class JS 4.077% (6.15%–LIBOR 1Month), 9/15/47(h)(j)		549	86,345
Series 4727, Class SA 4.127% (6.20%–LIBOR 1Month), 11/15/47(h)(j)		711	123,560
Federal National Mortgage Association REMICs Series 2011-131, Class ST 4.449% (6.54%–LIBOR 1Month), 12/25/41(h)(j)		328	58,315
Series 2012-70, Class SA 4.459% (6.55%–LIBOR 1Month), 7/25/42(h)(j)		601	107,958
Series 2016-106, Class ES 3.909% (6.00%–LIBOR 1Month), 1/25/47(h)(j)		655	107,224
Series 2017-16, Class SG 3.959% (6.05%–LIBOR 1Month), 3/25/47(h)(j)		644	106,163
Series 2017-81, Class SA 4.109% (6.20%–LIBOR 1Month), 10/25/47(h)(j)		647	108,419
Series 2017-97, Class LS 4.109% (6.20%–LIBOR 1Month), 12/25/47(h)(j)		507	92,728
Government National Mortgage Association Series 2017-134, Class SE 4.116% (6.20%–LIBOR 1Month), 9/20/47(h)(j)		474	77,118
Series 2017-65, Class ST 4.066% (6.15%–LIBOR 1Month), 4/20/47(h)(j)		634	112,675

			1,196,884

NON-AGENCY FIXED RATE–0.2%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 7/25/35		29	27,394
Series 2005-57CB, Class 4A3 5.50%, 12/25/35		62	53,873
Series 2006-24CB, Class A16 5.75%, 6/25/36		123	104,272
Series 2006-28CB, Class A14 6.25%, 10/25/36		87	71,880

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2006-J1, Class 1A13 5.50%, 2/25/36	U.S.$	68	$61,685
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 7/25/37		41	34,696
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 3.853%, 5/25/35		12	12,113
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 5/25/36		62	51,755
Series 2006-13, Class 1A19 6.25%, 9/25/36		34	28,589
Credit Suisse Mortgage Trust Series 2010-6R, Class 3A2 5.875%, 1/26/38(b)		127	103,655
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 7/25/36		118	98,018
JP Morgan Mortgage Trust Series 2007-S3, Class 1A8 6.00%, 8/25/37		55	45,051
Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A5 5.75%, 7/25/37		30	29,596

			722,577

NON-AGENCY FLOATING RATE–0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 2.281% (LIBOR 1 Month + 0.19%), 12/25/36(h)		280	167,678
HomeBanc Mortgage Trust Series 2005-1, Class A1 2.341% (LIBOR 1 Month + 0.25%), 3/25/35(h)		98	86,395

			254,073

Total Collateralized Mortgage Obligations (cost $5,455,043)			5,720,042

INFLATION-LINKED SECURITIES–1.8%
JAPAN–0.4%
Japanese Government CPI Linked Bond Series 22 0.10%, 3/10/27	JPY	111,618	1,066,641

UNITED STATES–1.4%
U.S. Treasury Inflation Index 0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	2,303	$2,287,002
0.375%, 7/15/25 (TIPS)		1,659	1,629,449

			3,916,451

Total Inflation-Linked Securities (cost $5,036,071)			4,983,092

CORPORATES–NON-INVESTMENT GRADE–1.4%
INDUSTRIAL–0.8%
BASIC–0.1%
NOVA Chemicals Corp. 5.25%, 8/01/23(b)		125	124,977
SPCM SA 4.875%, 9/15/25(b)		200	191,028

			316,005

COMMUNICATIONS–MEDIA–0.1%
Altice France SA/France 5.375%, 5/15/22(b)	EUR	195	233,983
CSC Holdings LLC 6.75%, 11/15/21	U.S.$	45	47,144

			281,127

COMMUNICATIONS–TELECOMMUNICATIONS–0.2%
Crown Castle Towers LLC 4.883%, 8/15/20(b)		78	79,785
Sprint Capital Corp. 6.90%, 5/01/19		370	377,252

			457,037

CONSUMER CYCLICAL–OTHER–0.1%
International Game Technology PLC 6.25%, 2/15/22(b)		200	204,902
KB Home 4.75%, 5/15/19		107	107,534

			312,436

CONSUMER NON-CYCLICAL–0.0%
Spectrum Brands, Inc. 5.75%, 7/15/25		135	133,338

ENERGY–0.2%
Antero Resources Corp. 5.125%, 12/01/22		29	29,048
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		111	78,782
Nabors Industries, Inc. 5.50%, 1/15/23		212	204,733
PDC Energy, Inc. 5.75%, 5/15/26(b)		137	136,211

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

SM Energy Co. 6.50%, 1/01/23	U.S.$	14	$14,198
Sunoco LP/Sunoco Finance Corp. 4.875%, 1/15/23(b)		132	126,703

			589,675

TECHNOLOGY–0.1%
Western Digital Corp. 4.75%, 2/15/26		167	162,235

TRANSPORTATION–SERVICES–0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25(b)		94	86,064

			2,337,917

FINANCIAL INSTITUTIONS–0.5%
BANKING–0.4%
Banco Bilbao Vizcaya Argentaria SA 6.125%, 11/16/27(e)		200	177,662
Barclays Bank PLC 6.86%, 6/15/32(b)(e)		44	49,414
CIT Group, Inc. 5.25%, 3/07/25		106	107,365
Citigroup, Inc. 5.95%, 1/30/23(e)		90	91,474
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22(e)		142	133,590
Royal Bank of Scotland Group PLC 2.006% (EURIBOR 3 Month + 2.33%), 9/30/18(b)(e)(h)	EUR	100	115,028
8.625%, 8/15/21(e)	U.S.$	200	212,630
Series U 4.654% (LIBOR 3 Month + 2.32%), 9/30/27(e)(h)		200	192,084
Standard Chartered PLC 3.869% (LIBOR 3 Month + 1.51%), 1/30/27(b)(e)(h)		200	174,464

			1,253,711

FINANCE–0.1%
Navient Corp. 6.625%, 7/26/21		170	175,821

			1,429,532

UTILITY–0.1%
ELECTRIC–0.1%
AES Corp./VA 4.00%, 3/15/21		99	98,635

Total Corporates–Non- Investment Grade (cost $4,009,725)			3,866,084

EMERGING MARKETS–CORPORATE BONDS–0.4%
INDUSTRIAL–0.3%
CAPITAL GOODS–0.1%
Cemex SAB de CV 5.70%, 1/11/25(b)	U.S.$	209	$206,466
Odebrecht Finance Ltd. 5.25%, 6/27/29(b)		217	74,136

			280,602

CONSUMER NON-CYCLICAL–0.0%
Minerva Luxembourg SA 6.50%, 9/20/26(b)		200	182,810

ENERGY–0.1%
Petrobras Global Finance BV 5.75%, 2/01/29		158	138,710
6.125%, 1/17/22		2	2,037
6.25%, 3/17/24		124	122,791

			263,538

TRANSPORTATION–SERVICES–0.1%
Rumo Luxembourg SARL 5.875%, 1/18/25(b)		200	183,464

			910,414

UTILITY–0.1%
ELECTRIC–0.1%
Genneia SA 8.75%, 1/20/22(b)		76	73,625
Terraform Global Operating LLC 6.125%, 3/01/26(b)		42	41,632

			115,257

Total Emerging Markets– Corporate Bonds (cost $1,234,240)			1,025,671

GOVERNMENTS–SOVEREIGN BONDS–0.2%
MEXICO–0.0%
Mexico Government International Bond 3.60%, 1/30/25		200	193,250

QATAR–0.1%
Qatar Government International Bond 3.875%, 4/23/23(b)		250	249,818

SAUDI ARABIA–0.1%
Saudi Government International Bond 4.00%, 4/17/25(b)		251	249,986

Total Governments–Sovereign Bonds (cost $693,462)			693,054

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

EMERGING MARKETS–TREASURIES–0.2%
BRAZIL–0.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/27 (cost $655,900)		BRL	2,590	$610,813

LOCAL GOVERNMENTS–US MUNICIPAL BONDS–0.2%
CALIFORNIA–0.2%
State of California Series 2010 7.625%, 3/01/40 (cost $350,257)	U.S.$		345	508,820

QUASI-SOVEREIGNS–0.1%
QUASI-SOVEREIGN BONDS–0.1%
INDONESIA–0.1%
Perusahaan Listrik Negara PT 5.45%, 5/21/28(b)			200	202,494

MEXICO–0.0%
Petroleos Mexicanos 4.625%, 9/21/23			22	21,582

Total Quasi-Sovereigns (cost $220,567)				224,076

Company			Shares
RIGHTS–0.0%
ENERGY–0.0%
OIL, GAS & CONSUMABLE FUELS–0.0%
Repsol SA, expiring 7/06/18(a)			15,350	8,714

FINANCIALS–0.0%
BANKS–0.0%
Intesa Sanpaolo SpA, expiring 7/17/18(a)(g)			46,990	0

Total Rights (cost $8,644)				8,714

OPTIONS PURCHASED– PUTS–0.0%
SWAPTIONS–0.0%
IRS Swaption Expiration: Jul 2018; Contracts: 5,215,000; Exercise Rate: 2.96%; Counterparty: Morgan Stanley Capital Services LLC(a) (premiums paid $17,160)		USD	5,215,000	$1,705

	Principal Amount (000)
SHORT-TERM INVESTMENTS–6.6%
GOVERNMENTS–TREASURIES–4.5%
JAPAN–4.5%
Japan Treasury Discount Bill Series 743 Zero Coupon, 9/10/18		JPY	311,650	2,815,721
Series 748 Zero Coupon, 7/02/18			539,950	4,876,936
Series 760 Zero Coupon, 8/27/18			536,500	4,846,866

Total Governments–Treasuries (cost $12,819,178)				12,539,523

			Shares
INVESTMENT COMPANIES–1.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(k) (cost $5,169,816)			5,169,816	5,169,816

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

AGENCY DISCOUNT NOTE–0.3%
Federal Home Loan Bank Discount Notes Zero Coupon, 9/05/18 (cost $777,272)	U.S.$	780	$777,272

Total Short-Term Investments (cost $18,766,266)			18,486,611

TOTAL INVESTMENTS–101.2% (cost $264,254,061)			$284,639,280
Other assets less liabilities–(1.2)%			(3,249,914)

NET ASSETS–100.0%			$281,389,366

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	12	September 2018	USD	2,400	$2,541,077	$2,541,938	$861
U.S. T-Note 5 Yr (CBT) Futures	43	September 2018	USD	4,300	4,876,218	4,885,539	9,321
U.S. T-Note 10 Yr (CBT) Futures	3	September 2018	USD	300	360,567	360,563	(4)
U.S. Ultra Bond (CBT) Futures	42	September 2018	USD	4,200	6,443,717	6,701,625	257,908
Sold Contracts
10 Yr Mini Japan Government Bond Futures	38	September 2018	JPY	380,000	5,168,107	5,177,185	(9,078)
Euro-BOBL Futures	7	September 2018	EUR	700	1,074,719	1,080,437	(5,718)

							$253,290

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	1,876	USD	510	7/03/18	$25,533
Bank of America, NA	USD	489	BRL	1,876	7/03/18	(4,582)
Bank of America, NA	PHP	13,968	USD	263	9/11/18	2,633
Barclays Bank PLC	BRL	2,662	USD	713	7/03/18	25,916
Barclays Bank PLC	USD	690	BRL	2,662	7/03/18	(3,553)
Barclays Bank PLC	CNY	1,589	USD	246	7/19/18	6,615
Barclays Bank PLC	INR	4,338	USD	63	8/09/18	338
Barclays Bank PLC	USD	349	INR	24,108	8/09/18	1,863
Barclays Bank PLC	USD	34	PHP	1,834	9/11/18	21
Barclays Bank PLC	TWD	10,114	USD	342	9/13/18	8,218
Citibank, NA	EUR	782	USD	915	7/18/18	776
Citibank, NA	CNY	924	USD	144	7/19/18	4,574

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	KRW	383,477	USD	361	7/26/18	$16,134
Citibank, NA	USD	23	KRW	25,390	7/26/18	(646)
Citibank, NA	INR	147,842	USD	2,176	8/09/18	27,233
Citibank, NA	INR	7,457	USD	108	8/09/18	(615)
Citibank, NA	EUR	490	USD	577	8/16/18	3,223
JPMorgan Chase Bank, NA	SGD	691	USD	516	8/16/18	7,889
JPMorgan Chase Bank, NA	USD	1,800	AUD	2,391	8/16/18	(30,360)
JPMorgan Chase Bank, NA	USD	2,859	GBP	2,104	8/16/18	(77,290)
JPMorgan Chase Bank, NA	TWD	2,753	USD	93	9/13/18	2,435
Morgan Stanley & Co., Inc.	BRL	1,448	USD	376	7/03/18	1,933
Morgan Stanley & Co., Inc.	USD	384	BRL	1,448	7/03/18	(10,297)
Morgan Stanley & Co., Inc.	PEN	1,399	USD	426	7/25/18	(45)
Morgan Stanley & Co., Inc.	BRL	1,356	USD	358	8/02/18	9,568
Royal Bank of Scotland PLC	CNY	2,372	USD	370	7/19/18	12,031
Standard Chartered Bank	BRL	2,662	USD	690	7/03/18	3,553
Standard Chartered Bank	USD	693	BRL	2,662	7/03/18	(6,213)
Standard Chartered Bank	CNY	13,636	USD	2,156	7/19/18	99,086
Standard Chartered Bank	USD	750	CNY	4,775	7/19/18	(29,951)
Standard Chartered Bank	USD	39	KRW	41,646	7/26/18	(1,179)
Standard Chartered Bank	BRL	2,590	USD	672	8/02/18	6,263
Standard Chartered Bank	INR	4,953	USD	72	8/09/18	58
Standard Chartered Bank	JPY	95,818	USD	881	8/16/18	13,412
Standard Chartered Bank	USD	2,769	JPY	301,049	8/16/18	(42,138)
Standard Chartered Bank	USD	22	TWD	678	9/13/18	3
State Street Bank & Trust Co.	EUR	60	USD	71	7/18/18	383
State Street Bank & Trust Co.	JPY	976,352	USD	8,857	7/18/18	29,189
State Street Bank & Trust Co.	USD	232	EUR	199	7/18/18	30
State Street Bank & Trust Co.	USD	125	EUR	107	7/18/18	(168)
State Street Bank & Trust Co.	USD	38	CNY	249	7/19/18	(732)
State Street Bank & Trust Co.	USD	58	RUB	3,685	7/31/18	710
State Street Bank & Trust Co.	GBP	42	USD	56	8/03/18	914
State Street Bank & Trust Co.	USD	98	GBP	74	8/03/18	(452)
State Street Bank & Trust Co.	AUD	86	USD	65	8/09/18	1,737
State Street Bank & Trust Co.	INR	3,553	USD	52	8/09/18	224
State Street Bank & Trust Co.	USD	65	AUD	86	8/09/18	(1,161)
State Street Bank & Trust Co.	AUD	269	USD	204	8/16/18	5,224
State Street Bank & Trust Co.	CAD	802	USD	629	8/16/18	18,440
State Street Bank & Trust Co.	CHF	49	USD	50	8/16/18	360
State Street Bank & Trust Co.	CHF	56	USD	57	8/16/18	(61)
State Street Bank & Trust Co.	EUR	644	USD	758	8/16/18	3,512
State Street Bank & Trust Co.	EUR	271	USD	316	8/16/18	(1,370)
State Street Bank & Trust Co.	GBP	265	USD	355	8/16/18	4,335
State Street Bank & Trust Co.	HKD	5,395	USD	689	8/16/18	504
State Street Bank & Trust Co.	ILS	992	USD	279	8/16/18	6,900
State Street Bank & Trust Co.	JPY	131,919	USD	1,215	8/16/18	20,357
State Street Bank & Trust Co.	NOK	2,408	USD	302	8/16/18	5,665
State Street Bank & Trust Co.	NOK	1,050	USD	129	8/16/18	(294)
State Street Bank & Trust Co.	SEK	2,737	USD	317	8/16/18	10,851
State Street Bank & Trust Co.	SGD	280	USD	208	8/16/18	2,497

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	TRY	298	USD	68	8/16/18	$4,319
State Street Bank & Trust Co.	TRY	111	USD	22	8/16/18	(1,529)
State Street Bank & Trust Co.	USD	450	AUD	594	8/16/18	(10,698)
State Street Bank & Trust Co.	USD	25	CAD	33	8/16/18	(375)
State Street Bank & Trust Co.	USD	1,166	CHF	1,157	8/16/18	6,958
State Street Bank & Trust Co.	USD	123	CHF	119	8/16/18	(2,263)
State Street Bank & Trust Co.	USD	239	EUR	205	8/16/18	1,543
State Street Bank & Trust Co.	USD	2,203	EUR	1,824	8/16/18	(66,217)
State Street Bank & Trust Co.	USD	1,015	GBP	747	8/16/18	(27,011)
State Street Bank & Trust Co.	USD	285	HKD	2,230	8/16/18	(203)
State Street Bank & Trust Co.	USD	1,172	JPY	127,723	8/16/18	(14,800)
State Street Bank & Trust Co.	USD	77	NOK	615	8/16/18	(1,447)
State Street Bank & Trust Co.	USD	43	NZD	61	8/16/18	(1,121)
State Street Bank & Trust Co.	USD	322	SEK	2,764	8/16/18	(12,518)
State Street Bank & Trust Co.	USD	329	SGD	442	8/16/18	(4,476)
State Street Bank & Trust Co.	USD	23	TRY	112	8/16/18	816
State Street Bank & Trust Co.	USD	41	CAD	53	8/30/18	(517)
State Street Bank & Trust Co.	AUD	331	USD	253	9/14/18	8,114
State Street Bank & Trust Co.	EUR	290	USD	342	9/14/18	1,939
State Street Bank & Trust Co.	EUR	163	USD	191	9/14/18	(362)
State Street Bank & Trust Co.	JPY	22,757	USD	210	9/14/18	3,520
State Street Bank & Trust Co.	MXN	1,698	USD	85	9/14/18	231
State Street Bank & Trust Co.	MXN	3,514	USD	168	9/14/18	(6,563)
State Street Bank & Trust Co.	NOK	496	USD	61	9/14/18	208
State Street Bank & Trust Co.	NZD	200	USD	140	9/14/18	4,950
State Street Bank & Trust Co.	SEK	717	USD	80	9/14/18	(25)
State Street Bank & Trust Co.	SGD	356	USD	261	9/14/18	(258)
State Street Bank & Trust Co.	USD	65	AUD	88	9/14/18	79
State Street Bank & Trust Co.	USD	154	AUD	204	9/14/18	(3,371)
State Street Bank & Trust Co.	USD	289	CHF	284	9/14/18	(682)
State Street Bank & Trust Co.	USD	322	EUR	274	9/14/18	53
State Street Bank & Trust Co.	USD	209	JPY	22,757	9/14/18	(2,266)
State Street Bank & Trust Co.	USD	44	NOK	362	9/14/18	77
State Street Bank & Trust Co.	USD	100	NZD	148	9/14/18	27
State Street Bank & Trust Co.	USD	107	SEK	918	9/14/18	(4,227)
State Street Bank & Trust Co.	USD	322	SGD	431	9/14/18	(5,761)
State Street Bank & Trust Co.	USD	30	JPY	3,329	10/04/18	(96)

						$46,081

INTEREST RATE SWAPTIONS WRITTEN (see Note D)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put
OTC-1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.82%	7/06/18	$12,525	$13,455	$(4,481)

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 30, 5 Year Index, 6/20/23*	(1.00)%	Quarterly	0.67%	USD	1,500	$(23,086)	$(25,468)	$2,382

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
EUR	5,510	4/10/20	(0.147)%	6 Month EURIBOR	Annual/Semi-Annual	$(7,547)	$(110)	$(7,437)
EUR	2,040	4/11/20	(0.148)%	6 Month EURIBOR	Annual/Semi-Annual	(2,772)	(50)	(2,722)
EUR	6,660	6/11/20	(0.115)%	6 Month EURIBOR	Annual/Semi-Annual	(9,719)	5	(9,724)
AUD	7,620	6/21/20	2.118%	3 Month BBSW	Quarterly/Quarterly	(5,297)	0	(5,297)
NOK	86,880	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	(11,160)	0	(11,160)
SEK	9,070	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	7,792	4	7,788
NZD	1,865	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	29,278	0	29,278
USD	295	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	$27,942	$0	$27,942

						$28,517	$(151)	$28,668

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.64%	USD	172	$(7,538)	$(2,044)	$(5,494)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.64	USD	198	(8,678)	(2,440)	(6,238)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	17	5	215	(210)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	5	2	46	(44)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	620	188	7,781	(7,593)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	233	70	2,452	(2,382)

AB Variable Products Series Fund

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.51%	USD	207	$63	$2,801	$ (2,738)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	775	234	8,227	(7,993)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	51	15	485	(470)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	226	69	3,033	(2,964)

Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	210	(21,654)	(26,874)	5,220
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	69	(7,126)	(10,953)	3,827
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	70	(7,224)	(10,788)	3,564
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	55	(5,672)	(7,722)	2,050
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	60	(6,187)	(8,229)	2,042
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	11	(1,136)	(1,832)	696
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	75	(7,740)	(11,506)	3,766
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	35	(3,609)	(4,411)	802
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	48	(4,950)	(3,432)	(1,518)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	165	(17,015)	(11,038)	(5,977)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	48	(4,950)	(6,255)	1,305
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	53	(5,465)	(6,269)	804
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	52	(5,362)	(6,148)	786
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	79	(8,147)	(8,801)	654
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	8	(825)	(970)	145
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	9	(928)	(534)	(394)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	156	(16,087)	(13,269)	(2,818)

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	232	$(23,923)	$(16,814)	$(7,109)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	172	(17,736)	(23,581)	5,845
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	82	(8,469)	(14,058)	5,589
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	75	(7,746)	(11,922)	4,176
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	58	(5,991)	(9,803)	3,812
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	78	(8,043)	(10,977)	2,934
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	53	(5,465)	(5,839)	374
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	5	(516)	(785)	269
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	15	(1,547)	(1,675)	128
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	8	(825)	(817)	(8)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	4	(413)	(371)	(42)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	8	(825)	(755)	(70)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	47	(4,847)	(4,200)	(647)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	64	(6,600)	(4,388)	(2,212)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	170	(17,530)	(13,439)	(4,091)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	230	(23,717)	(18,934)	(4,783)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	272	(28,047)	(13,755)	(14,292)

						$ (301,887)	$ (270,588)	$ (31,299)

*	Termination date

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $17,531,865 or 6.2% of net assets.

(c)	Affiliated investments.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	IO—Interest Only.

AB Variable Products Series Fund

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.1% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.591%, 4/25/26	4/29/16	$54,197	$54,899	0.02%
H/2 Asset Funding NRE Series 2015-1A, Class AFL 3.741%, 6/24/49	6/19/15	58,636	58,636	0.02%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 6.341%, 11/25/24	11/06/15	29,334	32,269	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.341%, 11/25/25	9/28/15	139,271	156,724	0.06%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.591%, 11/25/25	9/28/15	40,174	47,130	0.02%

(j)	Inverse interest only security.
(k)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Sol

PHP—Philippine Peso

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

ADR—American Depositary Receipt

BBSW—Bank Bill Swap Reference Rate (Australia)

BKBM—Bank Bill Benchmark (New Zealand)

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

CDX-CMBX.NA—North American Commercial Mortgage-Backed Index

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

CDX-NAIG—North American Investment Grade Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

CPI—Consumer Price Index

EURIBOR—Euro Interbank Offered Rate

GDR—Global Depositary Receipt

IRS—Interest Rate Swaption

LIBOR—London Interbank Offered Rates

NIBOR—Norwegian Interbank Offered Rate

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

STIBOR—Stockholm Interbank Offered Rate

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $185,338,965)	$205,724,184
Affiliated issuers (cost $78,915,096)	78,915,096
Cash	2,268
Cash collateral due from broker	464,101
Foreign currencies, at value (cost $231,274)	236,702
Receivable for investment securities sold and foreign currency transactions	119,535,228
Unaffiliated interest and dividends receivable	968,520
Unrealized appreciation on forward currency exchange contracts	423,974
Unrealized appreciation on credit default swaps	48,788
Upfront premiums paid on credit default swaps	25,040
Affiliated dividends receivable	2,294

Total assets	406,346,195

LIABILITIES
Swaptions written, at value (premiums received $13,455)	4,481
Payable for investment securities purchased and foreign currency transactions	123,690,686
Unrealized depreciation on forward currency exchange contracts	377,893
Upfront premiums received on credit default swaps	295,628
Payable for capital stock redeemed	144,291
Advisory fee payable	133,061
Unrealized depreciation on credit default swaps	80,087
Distribution fee payable	54,605
Payable for variation margin on futures	11,719
Administrative fee payable	8,848
Payable for variation margin on centrally cleared swaps	5,714
Directors’ fees payable	437
Transfer Agent fee payable	87
Accrued expenses and other liabilities	149,292

Total liabilities	124,956,829

NET ASSETS	$281,389,366

COMPOSITION OF NET ASSETS
Capital stock, at par	$23,955
Additional paid-in capital	209,800,320
Undistributed net investment income	6,130,521
Accumulated net realized gain on investment and foreign currency transactions	44,737,359
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	20,697,211

$281,389,366

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$27,808,691	2,340,965	$11.88
B	$253,580,675	21,614,519	$11.73

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $132,635)	$2,188,168
Affiliated issuers	4,766
Interest	1,478,085
Securities lending income	901

3,671,920

EXPENSES
Advisory fee (see Note B)	802,415
Distribution fee—Class B	329,035
Transfer agency—Class A	272
Transfer agency—Class B	2,501
Custodian	111,473
Audit and tax	44,109
Administrative	27,017
Printing	22,741
Legal	18,964
Directors’ fees	12,793
Miscellaneous	8,722

Total expenses	1,380,042
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(544)

Net expenses	1,379,498

Net investment income	2,292,422

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	25,270,369
Forward currency exchange contracts	(319,343)
Futures	(854,235)
Swaps	231,891
Foreign currency transactions	540,362
Net change in unrealized appreciation/depreciation of:
Investments(a)	(27,535,433)
Forward currency exchange contracts	206,162
Futures	187,398
Swaps	85,579
Swaptions written	8,974
Foreign currency denominated assets and liabilities	(42,627)

Net loss on investment and foreign currency transactions	(2,220,903)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$71,519

(a)	Net of increase in accrued foreign capital gains taxes of $11,429.

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,292,422		$3,892,691
Net realized gain on investment and foreign currency transactions	24,869,044		21,723,157
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(27,089,947)		18,549,980
Contributions from Affiliates (see Note B)	–0	–	521

Net increase in net assets from operations	71,519		44,166,349
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(646,765)
Class B	–0	–	(4,907,858)
Net realized gain on investment transactions
Class A	–0	–	(256,844)
Class B	–0	–	(2,233,659)
CAPITAL STOCK TRANSACTIONS
Net decrease	(22,080,165)		(35,588,392)

Total increase (decrease)	(22,008,646)		532,831
NET ASSETS
Beginning of period	303,398,012		302,865,181

End of period (including undistributed net investment income of $6,130,521 and $3,838,099, respectively)	$281,389,366		$303,398,012

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Balanced Wealth Strategy Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$23,986,238		$–0	–	$–0	–	$23,986,238
Financials	13,378,293		265,706		–0	–	13,643,999
Real Estate	8,305,289		3,443,719		–0	–	11,749,008
Energy	7,321,876		3,257,423		–0	–	10,579,299
Consumer Discretionary	10,097,624		–0	–	–0	–	10,097,624
Health Care	9,847,635		–0	–	–0	–	9,847,635
Consumer Staples	6,613,206		–0	–	–0	–	6,613,206
Industrials	5,713,210		–0	–	–0	–	5,713,210
Materials	1,884,184		1,225,237		–0	–	3,109,421
Utilities	2,354,338		–0	–	–0	–	2,354,338
Telecommunication Services	1,445,517		–0	–	–0	–	1,445,517
Transportation	–0	–	96,767		–0	–	96,767
Capital Goods	–0	–	74,648		–0	–	74,648
Health Care Equipment & Services	58,188		–0	–	–0	–	58,188
Consumer Durables & Apparel	41,683		–0	–	–0	–	41,683
Banks	–0	–	29,394		–0	–	29,394
Investment Companies	73,745,280		–0	–	–0	–	73,745,280
Corporates—Investment Grade	–0	–	26,605,123		–0	–	26,605,123
Mortgage Pass-Throughs	–0	–	20,942,859		–0	–	20,942,859
Governments—Treasuries	–0	–	12,083,084		–0	–	12,083,084
Commercial Mortgage-Backed Securities	–0	–	7,272,553		1,421,201		8,693,754
Asset-Backed Securities	–0	–	5,233,792		1,766,531		7,000,323
Collateralized Mortgage Obligations	–0	–	5,720,042		–0	–	5,720,042
Inflation-Linked Securities	–0	–	4,983,092		–0	–	4,983,092
Corporates—Non-Investment Grade	–0	–	3,866,084		–0	–	3,866,084
Emerging Markets—Corporate Bonds	–0	–	1,025,671		–0	–	1,025,671
Governments—Sovereign Bonds	–0	–	693,054		–0	–	693,054
Emerging Markets—Treasuries	–0	–	610,813		–0	–	610,813
Local Governments—US Municipal Bonds	–0	–	508,820		–0	–	508,820
Quasi-Sovereigns	–0	–	224,076		–0	–	224,076
Rights	8,714		–0	–	0	(a)	8,714
Options Purchased—Puts	–0	–	1,705		–0	–	1,705

AB Variable Products Series Fund

	Level 1		Level 2		Level 3		Total
Short-Term Investments:
Governments—Treasuries	$–0	–	$12,539,523		$–0	–	$12,539,523
Investment Companies	5,169,816		–0	–	–0	–	5,169,816
Agency Discount Notes	–0	–	777,272		–0	–	777,272

Total Investments in Securities	169,971,091		111,480,457		3,187,732		284,639,280
Other Financial Instruments(b):
Assets:
Futures	268,090		–0	–	–0	–	268,090	(c)
Forward Currency Exchange Contracts	–0	–	423,974		–0	–	423,974
Centrally Cleared Interest Rate Swaps	–0	–	65,012		–0	–	65,012	(c)
Credit Default Swaps	–0	–	646		–0	–	646
Liabilities:
Futures	(14,800)		–0	–	–0	–	(14,800	)(c)
Forward Currency Exchange Contracts	–0	–	(377,893)		–0	–	(377,893)
Interest Rate Swaptions	–0	–	(4,481)		–0	–	(4,481)
Centrally Cleared Credit Default Swaps	–0	–	(23,086)				(23,086	)(c)
Centrally Cleared Interest Rate Swaps	–0	–	(36,495)		–0	–	(36,495	)(c)
Credit Default Swaps	–0	–	(302,533)		–0	–	(302,533)

Total(d)(e)	$170,224,381		$111,225,601		$3,187,732		$284,637,714

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(d)	There were deminimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.

(e)	There were no transfers from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage Backed Securities		Asset- Backed Securities		Rights(a)
Balance as of 12/31/17	$1,545,137		$1,812,622		$–0	–
Accrued discounts/(premiums)	342		224		–0	–
Realized gain (loss)	(1,901)		137		–0	–
Change in unrealized appreciation/depreciation	(7,659)		(10,971)		–0	–
Purchases/Payups	–0	–	399,971		–0	–
Sales/Paydowns	(114,718)		(435,452)		–0	–
Transfers in to Level 3	–0	–	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–	–0	–

Balance as of 6/30/18	$1,421,201		$1,766,531		$–0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18(b)	$(8,882)		$(10,971)		$–0	–

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

	Total
Balance as of 12/31/17	$3,357,759
Accrued discounts/(premiums)	566
Realized gain (loss)	(1,764)
Change in unrealized appreciation/depreciation	(18,630)
Purchases/Payups	399,971
Sales/Paydowns	(550,170)
Transfers in to Level 3	–0	–
Transfers out of Level 3	–0	–

Balance as of 6/30/18	$3,187,732

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18(b)	$(19,853)

(a)	The Portfolio held securities with zero market value at period end.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

As of June 30, 2018, all Level 3 securities were priced (i) by third party vendors or (ii) by brokers.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2018, there were no expenses waived by the Adviser.

During the year ended December 31, 2017, the Adviser reimbursed the Portfolio $521 for trading losses incurred due to a trade entry error.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,017.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $270.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

In connection with the Portfolio’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolio in an amount equal to the Portfolio’s share of the advisory fees of AB mutual funds, as paid by the Portfolio as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until May 1, 2019. For the six months ended June 30, 2018, there were no such waivers and/or reimbursements.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

							Distributions
Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$0	$6,207	$1,038	$0	$0	$5,169	$3	$0
AB Discovery Growth Fund, Inc.	0	3,750	0	0	0	3,750	0	0
AB Discovery Value Fund, Inc.	0	3,750	0	0	0	3,750	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	0	9,374	0	0	0	9,374	0	0
International Strategic Equities Portfolio	0	31,248	0	0	0	31,248	0	0
Small Cap Core Portfolio	0	3,750	0	0	0	3,750	0	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	0	4,375	0	0	0	4,375	0	0
International Portfolio	0	17,499	0	0	0	17,499	0	0
Government Money Market Portfolio*	1,220	5,436	6,656	0	0	0	2	0

Total				$0	$0	$78,915	$5	$0

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $63,977, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$171,280,739	$180,168,546
U.S. government securities	81,908,009	84,942,651

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$23,533,637
Gross unrealized depreciation	(2,840,322)

Net unrealized appreciation	$20,693,315

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2018, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2018, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended June 30, 2018, the Portfolio held purchased swaptions for hedging and non-hedging purposes.

During the six months ended June 30, 2018, the Portfolio held written swaptions for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct

AB Variable Products Series Fund

investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2018, the Portfolio held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty. As of June 30, 2018, the Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2018, the Portfolio held credit default swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered,

AB Variable Products Series Fund

the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended June 30, 2018, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$268,090	*	Receivable/Payable for variation margin on futures	$14,800	*
Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	2,382	*
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	65,008	*	Receivable/Payable for variation margin on centrally cleared swaps	36,340	*
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	423,974		Unrealized depreciation on forward currency exchange contracts	377,893
Interest rate contracts	Investments in securities, at value	1,705
Interest rate contracts				Swaptions written, at value	4,481
Credit contracts	Unrealized appreciation on credit default swaps	48,788		Unrealized depreciation on credit default swaps	80,087

Total		$809,947			$513,601

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(853,155)		$187,398
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(1,080)		–0	–
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(319,343)		206,162
Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	–0	–	(15,455)
Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	–0	–	8,974

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$203,453	$(42,559)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	28,438	128,138

Total		$(941,687)	$472,658

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2018:

Futures:
Average original value of buy contracts	$18,971,972
Average original value of sale contracts	$10,133,959
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$22,812,256
Average principal amount of sale contracts	$34,112,203
Purchased Swaptions:
Average notional amount	$5,215,000	(a)
Swaptions Written:
Average notional amount	$12,525,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$21,992,734
Credit Default Swaps:
Average notional amount of buy contracts	$2,504,000
Average notional amount of sale contracts	$2,776,000
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$960,000	(b)
Average notional amount of sale contracts	$360,000	(a)

(a)	Positions were open for one month during the period.

(b)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivatives Assets
Bank of America, NA	$28,166	$(4,582)	$–0	–	$–0	–	$23,584
Barclays Bank PLC	42,971	(3,553)	–0	–	–0	–	39,418
Citibank, NA	51,940	(17,477)	–0	–	–0	–	34,463
Citigroup Global Markets, Inc.	5	(5)	–0	–	–0	–	–0	–
Credit Suisse International	190	(190)	–0	–	–0	–	–0	–
Deutsche Bank AG	367	(367)	–0	–	–0	–	–0	–
Goldman Sachs International	84	(84)	–0	–	–0	–	–0	–

AB Variable Products Series Fund

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
JPMorgan Chase Bank, NA	$10,324	$(10,324)	$–0	–	$–0	–	$–0	–
Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	13,206	(13,206)	–0	–	–0	–	–0	–
Royal Bank of Scotland PLC	12,031	–0	–	–0	–	–0	–	12,031
Standard Chartered Bank	122,375	(79,481)	–0	–	–0	–	42,894
State Street Bank & Trust Co.	144,666	(144,666)	–0	–	–0	–	–0	–

Total	$426,325	$(273,935)	$–0	–	$–0	–	$152,390	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Bank of America, NA	$4,582	$(4,582)	$–0	–	$–0	–	$–0	–
Barclays Bank PLC	3,553	(3,553)	–0	–	–0	–	–0	–
Citibank, NA	17,477	(17,477)	–0	–	–0	–	–0	–
Citigroup Global Markets, Inc.	48,999	(5)	–0	–	–0	–	48,994
Credit Suisse International	33,314	(190)	–0	–	–0	–	33,124
Deutsche Bank AG	65,687	(367)	–0	–	–0	–	65,320
Goldman Sachs International	138,317	(84)	–0	–	–0	–	138,233
JPMorgan Chase Bank, NA	107,650	(10,324)	–0	–	–0	–	97,326
Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	14,823	(13,206)	–0	–	–0	–	1,617
Standard Chartered Bank	79,481	(79,481)	–0	–	–0	–	–0	–
State Street Bank & Trust Co.	171,024	(144,666)	–0	–	–0	–	26,358

Total	$684,907	$(273,935)	$–0	–	$–0	–	$410,972	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended June 30, 2018, the Portfolio earned drop income of $97,751 which is included in interest income in the accompanying statement of operations.

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had no securities on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $901 and $2,472 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $274. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	61,784		177,869	$731,661		$2,060,513
Shares issued in reinvestment of dividends and distributions	–0	–	80,751	–0	–	903,608
Shares redeemed	(192,719)		(645,720)	(2,295,219)		(7,353,598)

Net decrease	(130,935)		(387,100)	$(1,563,558)		$(4,389,477)

AB Variable Products Series Fund

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class B
Shares sold	516,773		1,027,911	$6,091,540		$11,533,980
Shares issued in reinvestment of dividends	–0	–	645,124	–0	–	7,141,518
Shares redeemed	(2,262,816)		(4,477,191)	(26,608,147)		(49,874,413)

Net decrease	(1,746,043)		(2,804,156)	$(20,516,607)		$(31,198,915)

At June 30, 2018, certain shareholders of the Portfolio owned 62% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Allocation Risk—The allocation of investments among the different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities may have a more significant effect on the Portfolio’s net asset value, or NAV, when one of these investment strategies is performing more poorly than others.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments in securities denominated in foreign currencies or reduce the Portfolio’s returns.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Security Risk—Investments in fixed-income securities with lower ratings (“junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of The Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Real Asset Risk—The Portfolio’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Portfolio to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located. Changes in inflation rates or in the market’s inflation expectations may adversely affect the market value of inflation-sensitive equities.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts (“REITs”) may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Active Trading Risk—The Portfolio expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Portfolio’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Contractholders.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$5,554,623	$5,774,554
Net long-term capital gains	2,490,503	21,050,216

Total taxable distributions	$8,045,126	$26,824,770

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$6,199,025
Undistributed capital gains	19,537,691
Unrealized appreciation/(depreciation)	45,756,856	(b)

Total accumulated earnings/(deficit)	$71,493,572

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

AB Variable Products Series Fund

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

BALANCED WEALTH STRATEGY PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$11.86		$10.54		$10.99		$12.16	$13.77	$12.12

Income From Investment Operations
Net investment income (a)	.11	(b)	.17	(b)	.19	(b)†	.20	.26	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		1.48		.34		.02 ‡	.71	1.74
Contributions from Affiliates	–0	–	.00	(c)	.00	(c)	.00	.00 (c)	–0	–

Net increase in net asset value from operations	.02		1.65		.53		.22	.97	1.97

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.24)		(.24)		(.27)	(.39)	(.32)
Distributions from net realized gain on investment transactions	–0	–	(.09)		(.74)		(1.12)	(2.19)	–0	–

Total dividends and distributions	–0	–	(.33)		(.98)		(1.39)	(2.58)	(.32)

Net asset value, end of period	$11.88		$11.86		$10.54		$10.99	$12.16	$13.77

Total Return
Total investment return based on net asset value (d)	.17%		15.84	%*	4.69	%†	1.65%*	7.37%*	16.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,809		$29,328		$30,132		$33,409	$36,882	$41,222
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.72	%^	.73%		.73%		.70%	.71%	.65%
Expenses, before waivers/reimbursements	.72	%^	.73%		.73%		.70%	.71%	.65%
Net investment income	1.81	%(b)^	1.51	%(b)	1.74	%(b)†	1.71%	1.96%	1.76%
Portfolio turnover rate**	90%		108%		106%		132%	114%	117%

See footnote summary on page 50.

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$11.73		$10.42		$10.87		$12.05	$13.65	$12.01

Income From Investment Operations
Net investment income (a)	.09	(b)	.14	(b)	.16	(b)†	.17	.22	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		1.47		.33		.01 ‡	.71	1.74
Contributions from Affiliates	–0	–	.00	(c)	.00	(c)	.00	.00 (c)	–0	–

Net increase in net asset value from operations	–0	–	1.61		.49		.18	.93	1.93

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.21)		(.20)		(.24)	(.34)	(.29)
Distributions from net realized gain on investment transactions	–0	–	(.09)		(.74)		(1.12)	(2.19)	–0	–

Total dividends and distributions	–0	–	(.30)		(.94)		(1.36)	(2.53)	(.29)

Net asset value, end of period	$11.73		$11.73		$10.42		$10.87	$12.05	$13.65

Total Return
Total investment return based on net asset value (d)	0%		15.62	%*	4.44	%†	1.29%*	7.11%*	16.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$253,580		$274,070		$272,733		$298,233	$328,363	$351,355
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.97	%^	.98%		.98%		.95%	.96%	.90%
Expenses, before waivers/reimbursements	.97	%^	.98%		.98%		.95%	.96%	.90%
Net investment income	1.55	%(b)^	1.26	%(b)	1.49	%(b)†	1.46%	1.71%	1.49%
Portfolio turnover rate**	90%		108%		106%		132%	114%	117%

See footnote summary on page 50.

BALANCED WEALTH STRATEGY PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.001	.01%	.01%

‡	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2017, December 31, 2015, and December 31, 2014 by .02%, .03% and .01%, respectively.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Balanced Wealth Strategy Portfolio (the “Fund”) at a meeting held on August 1-2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

BALANCED WEALTH STRATEGY PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap (although the directors noted that the Fund’s expense ratio was currently below the Adviser’s expense cap). The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the

AB Variable Products Series Fund

Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

VPS-BW-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	DYNAMIC ASSET ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

DYNAMIC ASSET ALLOCATION PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$984.70	$3.84	0.78%	$3.99	0.81%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.93	$3.91	0.78%	$4.06	0.81%

Class B
Actual	$1,000	$983.10	$5.06	1.03%	$5.21	1.06%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.69	$5.16	1.03%	$5.31	1.06%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

DYNAMIC ASSET ALLOCATION PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

SECURITY	U.S. $ VALUE	PERCENT OF NET ASSETS
U.S. Treasury Bonds & Notes	$171,569,896	29.3%
iShares Core MSCI Emerging Markets ETF	24,413,212	4.2
iShares JP Morgan USD Emerging Markets Bond ETF	17,582,777	3.0
Vanguard Real Estate ETF	10,891,901	1.9
Vanguard Global ex-U.S. Real Estate ETF	7,859,966	1.3
iShares International Developed Real Estate ETF	7,773,727	1.3
Apple, Inc.	6,701,167	1.2
Microsoft Corp.	5,514,271	0.9
Amazon.com, Inc.	4,949,818	0.9
Alphabet, Inc.—Class C	4,919,533	0.8

	$262,176,268	44.8%

PORTFOLIO BREAKDOWN2

June 30, 2018 (unaudited)

ASSET CLASSES	CURRENT ALLOCATION
Equities
U.S. Large Cap	15.6%
International Large Cap	27.0
U.S. Mid-Cap	2.3
U.S. Small-Cap	2.4
Emerging Market Equities	5.1
Real Estate Equities	7.6

Sub-total	60.0

Fixed Income
U.S. Bonds	36.3
International Bonds	0.7

Sub-total	37.0

Opportunistic Assets
Emerging Market Debt	3.0

Sub-total	3.0

Total	100.0%

SECURITY TYPE BREAKDOWN3

June 30, 2018 (unaudited)

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$324,597,572	56.1%
Governments—Treasuries	171,569,896	29.7
Investment Companies	68,521,583	11.8
Rights	11,168	0.0
Short-Term Investments	13,632,405	2.4

Total Investments	$578,332,624	100.0%

1	Long-term investments.

2	All data are as of June 30, 2018. The Portfolio breakdown is expressed as an approximate percentage of the Portfolio’s total investments inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

3	The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

2

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–55.5%
FINANCIALS–9.3%
BANKS–4.8%
AIB Group PLC	5,844	$31,648
Aozora Bank Ltd.	2,000	75,903
Australia & New Zealand Banking Group Ltd.	31,095	650,805
Banco Bilbao Vizcaya Argentaria SA	73,153	515,916
Banco de Sabadell SA	50,635	84,551
Banco Santander SA	177,334	947,755
Bank Hapoalim BM	14,749	99,987
Bank Leumi Le-Israel BM	12,645	74,822
Bank of America Corp.	70,245	1,980,207
Bank of East Asia Ltd. (The)	41,231	164,332
Bank of Ireland Group PLC	11,605	90,057
Bank of Kyoto Ltd. (The)	400	18,469
Bank of Queensland Ltd.	7,933	59,730
Bankia SA	10,832	40,393
Bankinter SA	7,353	71,346
Barclays PLC	188,978	467,103
BB&T Corp.	5,650	284,986
Bendigo & Adelaide Bank Ltd.	4,177	33,463
BNP Paribas SA	13,908	860,306
BOC Hong Kong Holdings Ltd.	39,500	185,647
CaixaBank SA	42,465	182,781
Chiba Bank Ltd. (The)	11,000	77,582
Citigroup, Inc.	19,179	1,283,459
Citizens Financial Group, Inc.	3,519	136,889
Comerica, Inc.	1,200	109,104
Commerzbank AG(a)	15,814	150,855
Commonwealth Bank of Australia	19,262	1,038,849
Concordia Financial Group Ltd.	11,221	57,023
Credit Agricole SA	14,327	190,155
Danske Bank A/S	7,940	247,362
DBS Group Holdings Ltd.	21,665	421,320
DNB ASA	9,303	181,158
Erste Group Bank AG(a)	3,207	133,700
Fifth Third Bancorp	5,040	144,648
Fukuoka Financial Group, Inc.	9,000	45,165
Hang Seng Bank Ltd.	8,100	202,260
HSBC Holdings PLC	219,920	2,055,009
Huntington Bancshares, Inc./OH	7,765	114,611
ING Groep NV	36,740	527,385
Intesa Sanpaolo SpA	120,775	349,435
Japan Post Bank Co., Ltd.	3,855	44,820
JPMorgan Chase & Co.	25,115	2,616,983
KBC Group NV	3,064	235,315
KeyCorp	7,725	150,947
Lloyds Banking Group PLC	769,079	638,118
M&T Bank Corp.	1,115	189,717
Mebuki Financial Group, Inc.	16,800	56,353

Company	Shares	U.S. $ Value

Mediobanca Banca di Credito Finanziario SpA	12,965	$119,927
Mitsubishi UFJ Financial Group, Inc.	135,900	769,857
Mizrahi Tefahot Bank Ltd.	1,057	19,446
Mizuho Financial Group, Inc.	253,500	427,017
National Australia Bank Ltd.	28,193	572,448
Nordea Bank AB	28,914	277,360
Oversea-Chinese Banking Corp., Ltd.	29,000	247,015
People’s United Financial, Inc.	2,465	44,592
PNC Financial Services Group, Inc. (The)	3,430	463,393
Raiffeisen Bank International AG	1,307	40,046
Regions Financial Corp.	8,325	148,019
Resona Holdings, Inc.	21,000	111,925
Royal Bank of Scotland Group PLC(a)	42,208	142,095
Seven Bank Ltd.	16,218	49,523
Shinsei Bank Ltd.	3,700	56,770
Shizuoka Bank Ltd. (The)	4,000	35,965
Skandinaviska Enskilda Banken AB–Class A	16,190	153,228
Societe Generale SA	9,446	397,014
Standard Chartered PLC	34,982	317,756
Sumitomo Mitsui Financial Group, Inc.	14,300	557,786
Sumitomo Mitsui Trust Holdings, Inc.	3,200	126,252
SunTrust Banks, Inc.	3,390	223,808
Suruga Bank Ltd.	1,000	8,907
SVB Financial Group(a)	386	111,461
Svenska Handelsbanken AB–Class A	14,254	157,869
Swedbank AB–Class A	8,621	183,681
UniCredit SpA	17,422	288,759
United Overseas Bank Ltd.	12,000	235,185
US Bancorp	11,415	570,978
Wells Fargo & Co.	32,075	1,778,238
Westpac Banking Corp.	35,553	772,103
Zions Bancorporation	1,430	75,347

		27,802,199

CAPITAL MARKETS–1.5%
3i Group PLC	9,721	115,088
Affiliated Managers Group, Inc.	407	60,509
Ameriprise Financial, Inc.	1,045	146,175
Amundi SA(b)	1,517	104,862
ASX Ltd.	1,453	69,261
Bank of New York Mellon Corp. (The)	7,415	399,891
BlackRock, Inc.–Class A	977	487,562
Cboe Global Markets, Inc.	846	88,043
Charles Schwab Corp. (The)	8,590	438,949
CME Group, Inc.–Class A	2,450	401,604
Credit Suisse Group AG (REG)(a)	28,090	420,032

3

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(contiued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Daiwa Securities Group, Inc.	16,000	$92,734
Deutsche Bank AG (REG)	19,693	210,685
Deutsche Boerse AG	2,077	276,146
E*TRADE Financial Corp.(a)	1,870	114,369
Franklin Resources, Inc.	2,320	74,356
Goldman Sachs Group, Inc. (The)	2,538	559,807
Hargreaves Lansdown PLC	2,483	64,364
Hong Kong Exchanges & Clearing Ltd.	10,900	326,210
Intercontinental Exchange, Inc.	4,230	311,116
Invesco Ltd.	2,930	77,821
Investec PLC	5,877	41,555
Japan Exchange Group, Inc.	4,965	92,091
Julius Baer Group Ltd.(a)	2,130	124,757
London Stock Exchange Group PLC	3,987	234,713
Macquarie Group Ltd.	3,705	337,660
Moody’s Corp.	1,245	212,347
Morgan Stanley	10,070	477,318
MSCI, Inc.–Class A	657	108,688
Nasdaq, Inc.	860	78,492
Natixis SA	21,759	153,957
Nomura Holdings, Inc.	38,855	188,022
Northern Trust Corp.	1,560	160,508
Partners Group Holding AG	158	115,505
Quilter PLC(a)(b)	20,384	38,987
Raymond James Financial, Inc.	909	81,219
S&P Global, Inc.	1,860	379,235
SBI Holdings, Inc./Japan	2,468	63,280
Schroders PLC	1,291	53,572
Singapore Exchange Ltd.	21,000	110,353
St. James’s Place PLC	4,994	75,350
State Street Corp.	2,635	245,292
T. Rowe Price Group, Inc.	1,725	200,255
UBS Group AG(a)	42,353	649,286

		9,062,026

CONSUMER FINANCE–0.2%
Acom Co., Ltd.	13,014	49,961
American Express Co.	5,210	510,580
Capital One Financial Corp.	3,513	322,845
Credit Saison Co., Ltd.	3,500	54,988
Discover Financial Services	2,610	183,770
Synchrony Financial	5,318	177,515

		1,299,659

DIVERSIFIED FINANCIAL SERVICES–0.7%
AMP Ltd.	28,155	74,053
Berkshire Hathaway, Inc.–Class B(a)	13,994	2,611,980
Challenger Ltd./Australia	12,809	112,095
EXOR NV	3,679	246,188
Groupe Bruxelles Lambert SA	768	80,794
IHS Markit Ltd.(a)	2,561	132,122

Company	Shares	U.S. $ Value

Industrivarden AB–Class C	4,979	$96,045
Investor AB–Class B	4,336	175,637
Jefferies Financial Group, Inc.	2,255	51,279
Kinnevik AB	4,676	159,345
ORIX Corp.	14,110	222,403
Pargesa Holding SA	346	29,286
Standard Life Aberdeen PLC	28,554	122,273
Wendel SA	844	116,127

		4,229,627

INSURANCE–2.1%
Admiral Group PLC	2,010	50,516
Aegon NV	38,312	228,746
Aflac, Inc.	5,710	245,644
Ageas	1,646	82,865
AIA Group Ltd.	128,423	1,118,746
Allianz SE (REG)	4,871	1,003,692
Allstate Corp. (The)	2,600	237,302
American International Group, Inc.	6,493	344,259
Aon PLC	1,865	255,822
Arthur J Gallagher & Co.	1,302	84,994
Assicurazioni Generali SpA	11,115	185,820
Assurant, Inc.	410	42,431
Aviva PLC	43,251	286,974
Baloise Holding AG (REG)	926	134,323
Brighthouse Financial, Inc.(a)	697	27,929
Chubb Ltd.	3,332	423,231
Cincinnati Financial Corp.	1,060	70,872
CNP Assurances	4,544	103,237
Dai-ichi Life Holdings, Inc.	11,850	210,902
Direct Line Insurance Group PLC	13,089	59,066
Everest Re Group Ltd.	294	67,761
Gjensidige Forsikring ASA	3,690	60,411
Hannover Rueck SE (REG)	795	98,836
Hartford Financial Services Group, Inc. (The)	2,575	131,660
Insurance Australia Group Ltd.	23,145	146,015
Japan Post Holdings Co., Ltd.	16,700	182,761
Legal & General Group PLC	63,405	221,780
Lincoln National Corp.	1,590	98,977
Loews Corp.	1,990	96,077
Mapfre SA	17,737	53,313
Marsh & McLennan Cos., Inc.	3,690	302,469
Medibank Pvt Ltd.	39,307	84,873
MetLife, Inc.	7,570	330,052
MS&AD Insurance Group Holdings, Inc.	4,800	149,081
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,588	333,866
NN Group NV	7,137	289,451
Old Mutual Ltd.(a)	61,153	120,897
Principal Financial Group, Inc.	1,940	102,723

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Progressive Corp. (The)	4,145	$245,177
Prudential Financial, Inc.	3,065	286,608
Prudential PLC	28,434	648,191
QBE Insurance Group Ltd.	13,053	93,972
RSA Insurance Group PLC	10,859	97,115
Sampo Oyj–Class A	4,765	232,059
SCOR SE	3,333	123,258
Sompo Holdings, Inc.	4,000	161,400
Sony Financial Holdings, Inc.	4,130	78,689
Suncorp Group Ltd.	12,247	132,078
Swiss Life Holding AG(a)	342	118,589
Swiss Re AG	3,176	277,293
T&D Holdings, Inc.	5,500	82,489
Tokio Marine Holdings, Inc.	7,300	341,518
Torchmark Corp.	752	61,220
Travelers Cos., Inc. (The)	2,030	248,350
Tryg A/S	1,821	42,645
Unum Group	1,620	59,924
Willis Towers Watson PLC	987	149,629
XL Group Ltd.	1,810	101,269
Zurich Insurance Group AG	1,604	474,351

		12,124,198

		54,517,709

INFORMATION TECHNOLOGY–9.3%
COMMUNICATIONS EQUIPMENT–0.4%
Cisco Systems, Inc.	35,790	1,540,044
F5 Networks, Inc.(a)	480	82,776
Juniper Networks, Inc.	2,640	72,389
Motorola Solutions, Inc.	1,145	133,244
Nokia Oyj	62,192	356,725
Telefonaktiebolaget LM Ericsson–Class B	28,969	223,183

		2,408,361

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.6%
Alps Electric Co., Ltd.	2,053	52,726
Amphenol Corp.–Class A	2,150	187,372
Corning, Inc.	6,205	170,699
FLIR Systems, Inc.	910	47,293
Hamamatsu Photonics KK	1,600	68,684
Hexagon AB–Class B	4,263	236,883
Hirose Electric Co., Ltd.	315	38,957
Hitachi High-Technologies Corp.	1,881	76,519
Hitachi Ltd.	52,000	366,339
Ingenico Group SA	930	83,388
IPG Photonics Corp.(a)	273	60,232
Keyence Corp.	1,054	594,471
Kyocera Corp.	3,100	174,337
Murata Manufacturing Co., Ltd.	2,000	335,753
Nippon Electric Glass Co., Ltd.	929	25,752

Company	Shares	U.S. $ Value

Omron Corp.	1,800	$83,851
Shimadzu Corp.	2,000	60,342
TDK Corp.	1,200	122,187
TE Connectivity Ltd.	2,560	230,554
Venture Corp. Ltd.	4,005	52,325
Yaskawa Electric Corp.	2,723	95,891
Yokogawa Electric Corp.	4,500	79,907

		3,244,462

INTERNET SOFTWARE & SERVICES–1.6%
Akamai Technologies, Inc.(a)	1,205	88,242
Alphabet, Inc.–Class A(a)	2,189	2,471,797
Alphabet, Inc.–Class C(a)	2,194	2,447,736
Delivery Hero AG(a)(b)	1,586	84,066
DeNA Co., Ltd.	1,663	31,141
eBay, Inc.(a)	7,035	255,089
Facebook, Inc.–Class A(a)	17,287	3,359,210
Kakaku.com, Inc.	3,799	85,546
REA Group Ltd.	1,002	67,245
Twitter, Inc.(a)	4,736	206,821
United Internet AG	2,321	132,510
VeriSign, Inc.(a)	625	85,888
Yahoo Japan Corp.	13,553	44,899

		9,360,190

IT SERVICES–1.5%
Accenture PLC–Class A	4,485	733,701
Alliance Data Systems Corp.	380	88,616
Amadeus IT Group SA– Class A	4,677	367,764
Atos SE	677	92,056
Automatic Data Processing, Inc.	3,220	431,931
Broadridge Financial Solutions, Inc.	869	100,022
Capgemini SE	1,557	208,653
Cognizant Technology Solutions Corp.–Class A	4,280	338,077
Computershare Ltd.	3,663	49,899
DXC Technology Co.	2,068	166,701
Fidelity National Information Services, Inc.	2,420	256,593
Fiserv, Inc.(a)	3,000	222,270
FleetCor Technologies, Inc.(a)	661	139,240
Fujitsu Ltd.	18,000	108,927
Gartner, Inc.(a)	640	85,056
Global Payments, Inc.	1,159	129,217
International Business Machines Corp.	6,226	869,772
Mastercard, Inc.–Class A	6,760	1,328,475
Nomura Research Institute Ltd.	1,300	62,896
NTT Data Corp.	6,010	69,133
Obic Co., Ltd.	730	60,310
Otsuka Corp.	1,200	46,977
Paychex, Inc.	2,295	156,863
PayPal Holdings, Inc.(a)	8,185	681,565

5

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Total System Services, Inc.	1,210	$102,269
Visa, Inc.–Class A	13,150	1,741,718
Western Union Co. (The)–Class W	3,280	66,682
Wirecard AG	1,262	201,946

		8,907,329

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.6%
Advanced Micro Devices, Inc.(a)	5,883	88,186
Analog Devices, Inc.	2,610	250,351
Applied Materials, Inc.	7,635	352,661
ASM Pacific Technology Ltd.	900	11,343
ASML Holding NV	3,784	748,796
Broadcom, Inc.	2,975	721,854
Disco Corp.	309	52,605
Infineon Technologies AG	10,766	273,470
Intel Corp.	33,840	1,682,186
KLA-Tencor Corp.	1,160	118,935
Lam Research Corp.	1,229	212,433
Microchip Technology, Inc.	1,695	154,160
Micron Technology, Inc.(a)	8,320	436,301
NVIDIA Corp.	4,435	1,050,651
NXP Semiconductors NV(a)	3,725	407,031
Qorvo, Inc.(a)	868	69,588
QUALCOMM, Inc.	10,670	598,800
Renesas Electronics Corp.(a)	9,161	89,556
Rohm Co., Ltd.	1,300	108,634
Skyworks Solutions, Inc.	1,324	127,965
STMicroelectronics NV	12,251	272,013
SUMCO Corp.	2,522	50,653
Texas Instruments, Inc.	7,175	791,044
Tokyo Electron Ltd.	1,689	289,922
Xilinx, Inc.	1,835	119,752

		9,078,890

SOFTWARE–2.2%
Activision Blizzard, Inc.	5,455	416,326
Adobe Systems, Inc.(a)	3,560	867,964
ANSYS, Inc.(a)	612	106,598
Autodesk, Inc.(a)	1,575	206,467
CA, Inc.	2,235	79,678
Cadence Design Systems, Inc.(a)	2,014	87,226
Check Point Software Technologies Ltd.(a)	1,437	140,366
Citrix Systems, Inc.(a)	1,030	107,985
Dassault Systemes SE	1,424	199,280
Electronic Arts, Inc.(a)	2,235	315,180
Intuit, Inc.	1,750	357,534
Konami Holdings Corp.	1,300	66,055
LINE Corp.(a)	33	1,362
Micro Focus International PLC	4,754	82,488
Microsoft Corp.	55,920	5,514,271
Nexon Co., Ltd.(a)	5,190	75,303
Nice Ltd.(a)	596	61,684

Company	Shares	U.S. $ Value

Nintendo Co., Ltd.	1,200	$391,715
Oracle Corp.	22,050	971,523
Oracle Corp. Japan	500	40,752
Red Hat, Inc.(a)	1,290	173,337
Sage Group PLC (The)	12,240	101,092
salesforce.com, Inc.(a)	4,984	679,818
SAP SE	10,475	1,209,000
Symantec Corp.	4,455	91,996
Synopsys, Inc.(a)	1,072	91,731
Take-Two Interactive Software, Inc.(a)	835	98,831
Temenos AG(a)	662	99,556
Trend Micro, Inc./Japan	1,600	91,083
Ubisoft Entertainment SA(a)	804	87,884

		12,814,085

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.4%
Apple, Inc.	36,201	6,701,167
Brother Industries Ltd.	2,200	43,342
Canon, Inc.	11,400	373,823
FUJIFILM Holdings Corp.	4,200	163,811
Hewlett Packard Enterprise Co.	11,460	167,431
HP, Inc.	12,010	272,507
Konica Minolta, Inc.	6,000	55,646
NEC Corp.	2,500	68,510
NetApp, Inc.	1,940	152,348
Ricoh Co., Ltd.	6,000	54,946
Seagate Technology PLC	2,050	115,764
Seiko Epson Corp.	2,700	46,876
Western Digital Corp.	2,163	167,438
Xerox Corp.	1,486	35,664

		8,419,273

		54,232,590

CONSUMER DISCRETIONARY–7.1%
AUTO COMPONENTS–0.4%
Aisin Seiki Co., Ltd.	1,800	81,959
Aptiv PLC	1,891	173,272
BorgWarner, Inc.	1,380	59,561
Bridgestone Corp.	6,900	269,534
Cie Generale des Etablissements Michelin SCA–Class B	1,732	209,534
Continental AG	1,047	238,274
Denso Corp.	5,200	253,730
Faurecia SA	1,635	116,226
Goodyear Tire & Rubber Co. (The)	1,710	39,826
Koito Manufacturing Co., Ltd.	1,000	66,053
NGK Spark Plug Co., Ltd.	3,000	85,286
NOK Corp.	2,800	54,081
Nokian Renkaat Oyj	1,090	42,922
Stanley Electric Co., Ltd.	1,600	54,480
Sumitomo Electric Industries Ltd.	7,200	107,083

6

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Sumitomo Rubber Industries Ltd.	4,100	$64,989
Toyota Industries Corp.	1,600	89,561
Valeo SA	2,277	124,150
Yokohama Rubber Co., Ltd. (The)	1,000	20,742

		2,151,263

AUTOMOBILES–1.0%
Bayerische Motoren Werke AG	3,152	284,917
Daimler AG (REG)	10,262	657,354
Ferrari NV	1,527	206,403
Fiat Chrysler Automobiles NV(a)	14,140	266,740
Ford Motor Co.	28,220	312,395
General Motors Co.	9,216	363,110
Harley-Davidson, Inc.	1,150	48,392
Honda Motor Co., Ltd.	18,521	543,054
Isuzu Motors Ltd.	5,500	72,914
Mazda Motor Corp.	5,200	63,786
Mitsubishi Motors Corp.	11,400	90,873
Nissan Motor Co., Ltd.	26,300	255,904
Peugeot SA	7,475	170,320
Porsche Automobil Holding SE (Preference Shares)	1,458	92,577
Renault SA	1,830	155,040
Subaru Corp.	6,000	174,510
Suzuki Motor Corp.	3,500	192,878
Toyota Motor Corp.	25,102	1,623,321
Volkswagen AG	630	103,568
Volkswagen AG (Preference Shares)	1,767	291,927
Yamaha Motor Co., Ltd.	2,700	67,780

		6,037,763

DISTRIBUTORS–0.0%
Genuine Parts Co.	1,060	97,297
Jardine Cycle & Carriage Ltd.	2,000	46,726
LKQ Corp.(a)	2,214	70,627

		214,650

DIVERSIFIED CONSUMER SERVICES–0.0%
Benesse Holdings, Inc.	300	10,639
H&R Block, Inc.	1,420	32,347

		42,986

HOTELS, RESTAURANTS & LEISURE–0.9%
Accor SA	2,705	132,480
Aristocrat Leisure Ltd.	4,876	111,355
Carnival Corp.	2,885	165,339
Carnival PLC	2,273	129,913
Chipotle Mexican Grill, Inc.–Class A(a)	244	105,254
Compass Group PLC	16,836	358,870
Crown Resorts Ltd.	9,430	94,091
Darden Restaurants, Inc.	870	93,142

Company	Shares	U.S. $ Value

Domino’s Pizza Enterprises Ltd.	823	$31,785
Galaxy Entertainment Group Ltd.	20,155	155,364
Genting Singapore Ltd.	92,000	82,378
GVC Holdings PLC	5,872	81,198
Hilton Worldwide Holdings, Inc.	1,466	116,049
InterContinental Hotels Group PLC	2,053	127,625
Marriott International, Inc./MD–Class A	2,231	282,445
McDonald’s Corp.	5,780	905,668
McDonald’s Holdings Co. Japan Ltd.	2,200	112,186
Melco Resorts & Entertainment Ltd. (ADR)	2,651	74,228
Merlin Entertainments PLC(b)	11,141	56,805
MGM Resorts International	3,660	106,250
Norwegian Cruise Line Holdings Ltd.(a)	1,281	60,527
Oriental Land Co., Ltd./Japan	2,100	220,178
Paddy Power Betfair PLC	1,060	117,598
Royal Caribbean Cruises Ltd.	1,277	132,297
Sands China Ltd.	39,744	211,891
Sodexo SA	1,005	100,323
Starbucks Corp.	10,220	499,247
Tabcorp Holdings Ltd.	26,623	87,765
TUI AG	4,841	105,882
Whitbread PLC	1,737	90,545
Wynn Macau Ltd.	77,455	248,216
Wynn Resorts Ltd.	560	93,710
Yum! Brands, Inc.	2,445	191,248

		5,481,852

HOUSEHOLD DURABLES–0.5%
Auto Trader Group PLC(b)	9,529	53,404
Barratt Developments PLC	9,541	64,678
Berkeley Group Holdings PLC	1,236	61,569
Casio Computer Co., Ltd.	181	2,940
DR Horton, Inc.	2,455	100,655
Electrolux AB–Class B	2,430	55,145
Garmin Ltd.	770	46,970
Husqvarna AB–Class B	8,194	77,516
Iida Group Holdings Co., Ltd.	1,346	25,913
Leggett & Platt, Inc.	925	41,292
Lennar Corp.–Class A	1,300	68,250
Mohawk Industries, Inc.(a)	450	96,421
Newell Brands, Inc.	3,455	89,104
Nikon Corp.	3,200	50,856
Panasonic Corp.	23,500	316,884
Persimmon PLC	3,527	117,483
PulteGroup, Inc.	1,935	55,631
Rinnai Corp.	700	61,692
SEB SA	568	99,097

7

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Sekisui Chemical Co., Ltd.	4,000	$68,042
Sekisui House Ltd.	6,000	106,046
Sharp Corp./Japan	1,500	36,484
Sony Corp.	13,500	691,394
Taylor Wimpey PLC	31,025	73,034
Techtronic Industries Co., Ltd.	13,454	74,722
Whirlpool Corp.	550	80,427

		2,615,649

INTERNET & DIRECT MARKETING RETAIL–1.3%
Amazon.com, Inc.(a)	2,912	4,949,818
Booking Holdings, Inc.(a)	397	804,755
Expedia Group, Inc.	882	106,007
Netflix, Inc.(a)	3,132	1,225,959
Rakuten, Inc.	8,852	59,748
Start Today Co., Ltd.	2,592	93,780
TripAdvisor, Inc.(a)	762	42,451
Zalando SE(a)(b)	2,021	112,634

		7,395,152

LEISURE PRODUCTS–0.1%
Bandai Namco Holdings, Inc.	1,900	78,264
Hasbro, Inc.	800	73,848
Mattel, Inc.(c)	2,435	39,983
Sankyo Co., Ltd.	300	11,731
Shimano, Inc.	700	102,721
Yamaha Corp.	1,600	83,036

		389,583

MEDIA–1.0%
Axel Springer SE	2,191	158,333
CBS Corp.–Class B	2,540	142,799
Charter Communications, Inc.–Class A(a)	1,423	417,238
Comcast Corp.–Class A	33,702	1,105,763
CyberAgent, Inc.	1,112	66,690
Dentsu, Inc.	2,100	99,410
Discovery, Inc.–Class A(a)(c)	1,045	28,737
Discovery, Inc.–Class C(a)	2,154	54,927
DISH Network Corp.–Class A(a)	1,575	52,936
Eutelsat Communications SA	3,140	64,983
Hakuhodo DY Holdings, Inc.	2,490	39,924
Informa PLC	13,755	151,196
Interpublic Group of Cos., Inc. (The)	2,795	65,515
ITV PLC	34,542	78,971
JCDecaux SA	189	6,311
News Corp.–Class A	2,758	42,749
News Corp.–Class B	817	12,949
Omnicom Group, Inc.	1,660	126,608
Pearson PLC	7,821	91,081
Publicis Groupe SA	1,801	123,589
RTL Group SA (London)	1,166	79,095
Schibsted ASA–Class B	2,252	63,531
SES SA	4,651	85,019
Sky PLC	13,314	256,412

Company	Shares	U.S. $ Value

Telenet Group Holding NV(a)	454	$21,137
Toho Co., Ltd./Tokyo	1,000	33,494
Twenty-First Century Fox, Inc.–Class A	7,621	378,687
Twenty-First Century Fox, Inc.–Class B	3,167	156,038
Viacom, Inc.–Class B	2,510	75,702
Vivendi SA	11,072	270,853
Walt Disney Co. (The)	10,894	1,141,800
WPP PLC	13,761	216,207

		5,708,684

MULTILINE RETAIL–0.2%
Dollar General Corp.	1,870	184,382
Dollar Tree, Inc.(a)	1,738	147,730
Don Quijote Holdings Co., Ltd.	1,000	47,999
Isetan Mitsukoshi Holdings Ltd.	2,200	27,447
J Front Retailing Co., Ltd.	3,500	53,168
Kohl’s Corp.	1,180	86,022
Macy’s, Inc.	2,205	82,533
Marks & Spencer Group PLC	15,442	59,984
Marui Group Co., Ltd.	3,300	69,416
Next PLC	1,643	130,781
Nordstrom, Inc.	820	42,459
Ryohin Keikaku Co., Ltd.	257	90,290
Target Corp.	3,925	298,771

		1,320,982

SPECIALTY RETAIL–0.9%
ABC-Mart, Inc.	500	27,329
Advance Auto Parts, Inc.	531	72,057
AutoZone, Inc.(a)	225	150,959
Best Buy Co., Inc.	1,850	137,973
CarMax, Inc.(a)	1,320	96,188
Fast Retailing Co., Ltd.	641	293,793
Foot Locker, Inc.	892	46,964
Gap, Inc. (The)	1,555	50,366
Hennes & Mauritz AB–Class B	9,038	134,531
Hikari Tsushin, Inc.	500	87,750
Home Depot, Inc. (The)	8,480	1,654,448
Industria de Diseno Textil SA	11,626	395,913
Kingfisher PLC	29,522	115,449
L Brands, Inc.	1,785	65,831
Lowe’s Cos., Inc.	6,040	577,243
Nitori Holdings Co., Ltd.	750	116,684
O’Reilly Automotive, Inc.(a)	640	175,085
Ross Stores, Inc.	2,800	237,300
Shimamura Co., Ltd.	200	17,583
Tiffany & Co.	755	99,358
TJX Cos., Inc. (The)	4,620	439,732
Tractor Supply Co.	915	69,988
Ulta Salon Cosmetics & Fragrance, Inc.(a)	452	105,524
USS Co., Ltd.	4,120	78,332
Yamada Denki Co., Ltd.	10,990	54,592

		5,300,972

8

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

TEXTILES, APPAREL & LUXURY GOODS–0.8%
adidas AG	2,040	$444,144
Burberry Group PLC	4,236	120,390
Cie Financiere Richemont SA (REG)	5,585	472,125
Hanesbrands, Inc.	2,627	57,847
Hermes International	281	171,650
HUGO BOSS AG	1,317	119,437
Kering SA	721	406,139
Li & Fung Ltd.	48,000	17,582
Luxottica Group SpA	1,559	100,377
LVMH Moet Hennessy Louis Vuitton SE	2,973	987,092
Michael Kors Holdings Ltd.(a)	1,059	70,529
Moncler SpA	2,123	96,331
NIKE, Inc.–Class B	9,520	758,554
Pandora A/S	1,106	77,085
Puma SE	60	35,104
PVH Corp.	545	81,597
Ralph Lauren Corp.	390	49,031
Swatch Group AG (The)	294	139,174
Swatch Group AG (The) (REG)	1,834	158,360
Tapestry, Inc.	2,030	94,821
Under Armour, Inc.–Class A(a)	1,247	28,033
Under Armour, Inc.–Class C(a)(c)	1,254	26,434
VF Corp.	2,310	188,311

		4,700,147

		41,359,683

HEALTH CARE–6.9%
BIOTECHNOLOGY–0.9%
AbbVie, Inc.	11,162	1,034,159
Alexion Pharmaceuticals, Inc.(a)	1,580	196,157
Amgen, Inc.	4,878	900,430
Biogen, Inc.(a)	1,565	454,226
Celgene Corp.(a)	5,730	455,077
CSL Ltd.	4,876	694,064
Genmab A/S(a)	540	83,089
Gilead Sciences, Inc.	9,415	666,958
Grifols SA	3,644	109,221
Incyte Corp.(a)	1,240	83,080
Regeneron Pharmaceuticals, Inc.(a)	640	220,794
Vertex Pharmaceuticals, Inc.(a)	1,807	307,118

		5,204,373

HEALTH CARE EQUIPMENT & SUPPLIES–1.3%
Abbott Laboratories	12,576	767,010
ABIOMED, Inc.(a)	308	125,987
Align Technology, Inc.(a)	540	184,756

Company	Shares	U.S. $ Value

Baxter International, Inc.	3,580	$264,347
Becton Dickinson and Co.	1,948	466,663
Boston Scientific Corp.(a)	9,860	322,422
Cochlear Ltd.	405	59,961
Coloplast A/S–Class B	1,154	115,218
ConvaTec Group PLC(b)	12,601	35,179
Cooper Cos., Inc. (The)	361	84,997
CYBERDYNE, Inc.(a)	3,189	37,284
Danaher Corp.	4,440	438,139
DENTSPLY SIRONA, Inc.	1,596	69,857
Edwards Lifesciences Corp.(a)	1,490	216,899
Essilor International Cie Generale d’Optique SA	2,369	334,020
Fisher & Paykel Healthcare Corp., Ltd.	6,133	61,803
Hologic, Inc.(a)	1,920	76,320
Hoya Corp.	3,900	221,243
IDEXX Laboratories, Inc.(a)	633	137,956
Intuitive Surgical, Inc.(a)	815	389,961
Koninklijke Philips NV	7,299	309,244
Medtronic PLC	9,759	835,468
Olympus Corp.	2,800	104,741
ResMed, Inc.	1,016	105,237
Sartorius AG (Preference Shares)	812	120,883
Siemens Healthineers AG(a)(b)	1,618	66,676
Smith & Nephew PLC	9,779	180,132
Sonova Holding AG (REG)	666	119,136
Straumann Holding AG	67	50,812
Stryker Corp.	2,375	401,043
Sysmex Corp.	1,836	171,069
Terumo Corp.	3,300	188,918
Varian Medical Systems, Inc.(a)	645	73,349
William Demant Holding A/S(a)	2,050	82,271
Zimmer Biomet Holdings, Inc.	1,485	165,488

		7,384,489

HEALTH CARE PROVIDERS & SERVICES–1.1%
Aetna, Inc.	2,367	434,345
Alfresa Holdings Corp.	2,700	63,402
AmerisourceBergen Corp.–Class A	1,135	96,781
Anthem, Inc.	1,850	440,356
Cardinal Health, Inc.	2,295	112,065
Centene Corp.(a)	1,287	158,571
Cigna Corp.	1,815	308,459
CVS Health Corp.	7,330	471,686
DaVita, Inc.(a)	1,050	72,912
Envision Healthcare Corp.(a)	823	36,220
Express Scripts Holding Co.(a)	4,089	315,712

9

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Fresenius Medical Care AG & Co. KGaA	2,085	$209,942
Fresenius SE & Co. KGaA	4,696	375,984
HCA Healthcare, Inc.	2,050	210,330
Healthscope Ltd.	34,249	55,884
Henry Schein, Inc.(a)	1,140	82,810
Humana, Inc.	1,065	316,976
Laboratory Corp. of America Holdings(a)	725	130,159
McKesson Corp.	1,565	208,771
Mediclinic International PLC	5,385	37,306
Medipal Holdings Corp.	3,900	78,340
NMC Health PLC	1,143	53,798
Quest Diagnostics, Inc.	950	104,443
Ramsay Health Care Ltd.	1,156	46,163
Ryman Healthcare Ltd.	5,937	48,090
Sonic Healthcare Ltd.	5,598	101,548
Suzuken Co., Ltd./Aichi Japan	1,200	50,747
UnitedHealth Group, Inc.	7,035	1,725,967
Universal Health Services, Inc.–Class B	650	72,436

		6,420,203

HEALTH CARE TECHNOLOGY–0.0%
Cerner Corp.(a)	2,280	136,321
M3, Inc.	2,070	82,320

		218,641

LIFE SCIENCES TOOLS & SERVICES–0.3%
Agilent Technologies, Inc.	2,345	145,015
Illumina, Inc.(a)	1,111	310,291
IQVIA Holdings, Inc.(a)	1,096	109,403
Lonza Group AG (REG)(a)	779	205,848
Mettler-Toledo International, Inc.(a)	220	127,299
PerkinElmer, Inc.	755	55,289
QIAGEN NV(a)	2,703	97,981
Thermo Fisher Scientific, Inc.	2,885	597,599
Waters Corp.(a)	645	124,865

		1,773,590

PHARMACEUTICALS–3.3%
Allergan PLC	2,400	400,128
Astellas Pharma, Inc.	22,500	342,418
AstraZeneca PLC	13,918	962,669
Bayer AG (REG)	9,580	1,052,109
Bristol-Myers Squibb Co.	11,865	656,609
Chugai Pharmaceutical Co., Ltd.	2,100	109,957
Daiichi Sankyo Co., Ltd.	5,700	217,760
Eisai Co., Ltd.	2,933	206,454
Eli Lilly & Co.	6,965	594,324
GlaxoSmithKline PLC	54,490	1,098,569
Hisamitsu Pharmaceutical Co., Inc.	1,000	84,260
Ipsen SA	880	137,640
Johnson & Johnson	19,505	2,366,737

Company	Shares	U.S. $ Value

Kyowa Hakko Kirin Co., Ltd.	2,152	$43,316
Merck & Co., Inc.	19,805	1,202,164
Merck KGaA	1,230	119,737
Mitsubishi Tanabe Pharma Corp.	3,000	51,795
Mylan NV(a)	3,855	139,320
Nektar Therapeutics(a)	1,174	57,326
Novartis AG (REG)	24,445	1,851,731
Novo Nordisk A/S–Class B	20,377	941,225
Ono Pharmaceutical Co., Ltd.	3,900	91,302
Orion Oyj–Class B	974	26,196
Otsuka Holdings Co., Ltd.	3,717	179,801
Perrigo Co. PLC	922	67,223
Pfizer, Inc.	43,136	1,564,974
Recordati SpA(d)(e)	2,055	81,430
Roche Holding AG	7,721	1,712,966
Sanofi	12,344	990,723
Santen Pharmaceutical Co., Ltd.	2,500	43,491
Shionogi & Co., Ltd.	2,800	143,679
Shire PLC	9,881	556,684
Sumitomo Dainippon Pharma Co., Ltd.	2,900	61,294
Taisho Pharmaceutical Holdings Co., Ltd.	567	66,330
Takeda Pharmaceutical Co., Ltd.	7,600	319,717
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	10,616	258,181
UCB SA	1,519	119,075
Vifor Pharma AG	802	127,930
Zoetis, Inc.	3,546	302,084

		19,349,328

		40,350,624

INDUSTRIALS–6.6%
AEROSPACE & DEFENSE–1.2%
Airbus SE	6,243	728,526
Arconic, Inc.	3,056	51,983
BAE Systems PLC	33,818	287,700
Boeing Co. (The)	4,060	1,362,171
Dassault Aviation SA	41	77,960
Elbit Systems Ltd.	250	29,435
General Dynamics Corp.	2,010	374,684
Harris Corp.	845	122,136
Huntington Ingalls Industries, Inc.	329	71,324
L3 Technologies, Inc.	625	120,200
Leonardo SpA	5,271	51,879
Lockheed Martin Corp.	1,800	531,774
Meggitt PLC	10,854	70,434
Northrop Grumman Corp.	1,340	412,318
Raytheon Co.	2,150	415,337
Rockwell Collins, Inc.	1,200	161,616
Rolls-Royce Holdings PLC(a)	19,591	255,174
Safran SA	3,586	434,282
Singapore Technologies Engineering Ltd.	43,000	103,648

10

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Textron, Inc.	1,855	$122,263
Thales SA	694	89,286
TransDigm Group, Inc.	363	125,286
United Technologies Corp.	5,425	678,288

		6,677,704

AIR FREIGHT & LOGISTICS–0.3%
Bollore SA	25,929	120,413
CH Robinson Worldwide, Inc.	965	80,732
Deutsche Post AG (REG)	10,803	350,993
Expeditors International of Washington, Inc.	1,220	89,182
FedEx Corp.	1,815	412,114
Kuehne & Nagel International AG (REG)	477	71,608
Royal Mail PLC	8,567	56,995
United Parcel Service, Inc.–Class B	4,955	526,370
Yamato Holdings Co., Ltd.	3,400	100,071

		1,808,478

AIRLINES–0.2%
Alaska Air Group, Inc.	843	50,909
American Airlines Group, Inc.	3,082	116,993
ANA Holdings, Inc.	1,007	36,949
Delta Air Lines, Inc.	4,702	232,937
Deutsche Lufthansa AG (REG)	3,330	79,779
easyJet PLC	2,320	51,040
International Consolidated Airlines Group SA	10,420	91,186
Japan Airlines Co., Ltd.	900	31,888
Singapore Airlines Ltd.	14,000	109,640
Southwest Airlines Co.	3,905	198,686
United Continental Holdings, Inc.(a)	1,822	127,048

		1,127,055

BUILDING PRODUCTS–0.3%
Allegion PLC	635	49,124
AO Smith Corp.	1,055	62,403
Asahi Glass Co., Ltd.	2,000	77,792
Assa Abloy AB–Class B	9,541	202,380
Cie de Saint-Gobain	4,539	202,189
Daikin Industries Ltd.	2,500	298,783
Fortune Brands Home & Security, Inc.	1,071	57,502
Geberit AG (REG)	360	154,139
Johnson Controls International PLC	6,692	223,847
LIXIL Group Corp.	2,500	49,964
Masco Corp.	2,205	82,511
TOTO Ltd.	1,522	70,447

		1,531,081

Company	Shares	U.S. $ Value

COMMERCIAL SERVICES & SUPPLIES–0.2%
Babcock International Group PLC	3,784	$40,657
Brambles Ltd.	15,030	98,676
Cintas Corp.	685	126,773
Copart, Inc.(a)	1,491	84,331
Dai Nippon Printing Co., Ltd.	2,500	55,866
G4S PLC	17,154	60,424
ISS A/S	1,785	61,140
Park24 Co., Ltd.	1,300	35,354
Republic Services, Inc.–Class A	1,600	109,376
Secom Co., Ltd.	2,000	153,368
Societe BIC SA	891	82,616
Sohgo Security Services Co., Ltd.	1,000	47,048
Stericycle, Inc.(a)	610	39,827
Toppan Printing Co., Ltd.	5,000	39,115
Waste Management, Inc.	2,845	231,412

		1,265,983

CONSTRUCTION & ENGINEERING–0.3%
ACS Actividades de Construccion y Servicios SA	2,573	103,810
Bouygues SA	1,739	74,721
CIMIC Group Ltd.	2,988	93,406
Eiffage SA	1,102	119,725
Epiroc AB(a)	3,579	32,766
Epiroc AB–Class A(a)	6,392	67,076
Ferrovial SA	4,691	95,990
Fluor Corp.	965	47,073
HOCHTIEF AG	422	76,100
Jacobs Engineering Group, Inc.	815	51,744
JGC Corp.	4,000	80,460
Kajima Corp.	7,000	54,087
Obayashi Corp.	6,000	62,300
Quanta Services, Inc.(a)	1,115	37,241
Shimizu Corp.	4,000	41,400
Skanska AB–Class B	8,587	155,431
Taisei Corp.	2,000	110,139
Vinci SA	5,456	523,728

		1,827,197

ELECTRICAL EQUIPMENT–0.5%
ABB Ltd. (REG)	20,970	457,438
AMETEK, Inc.	1,599	115,384
Eaton Corp. PLC	3,144	234,983
Emerson Electric Co.	4,650	321,501
Fuji Electric Co., Ltd.	14,000	106,346
Legrand SA	2,541	186,121
Mabuchi Motor Co., Ltd.	800	37,970
Melrose Industries PLC	52,623	147,242
Mitsubishi Electric Corp.	21,000	278,626

11

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Nidec Corp.	2,567	$383,996
OSRAM Licht AG	678	27,611
Prysmian SpA	1,074	26,649
Rockwell Automation, Inc.	930	154,594
Schneider Electric SE (Paris)	6,098	507,151
Siemens Gamesa Renewable Energy SA	810	10,827
Vestas Wind Systems A/S	2,133	131,684

		3,128,123

INDUSTRIAL CONGLOMERATES–0.8%
3M Co.	4,355	856,716
CK Hutchison Holdings Ltd.	25,840	273,543
DCC PLC	843	76,443
General Electric Co.	62,759	854,150
Honeywell International, Inc.	5,505	792,995
Jardine Matheson Holdings Ltd.	2,300	144,930
Jardine Strategic Holdings Ltd.	2,005	73,039
Keihan Holdings Co., Ltd.	1,000	35,854
Keppel Corp., Ltd.	13,000	68,005
NWS Holdings Ltd.	37,000	63,852
Roper Technologies, Inc.	725	200,035
Seibu Holdings, Inc.	3,142	52,910
Siemens AG (REG)	8,153	1,074,205
Smiths Group PLC	3,761	84,011
Toshiba Corp.(a)	72,000	216,148

		4,866,836

MACHINERY–1.2%
Alfa Laval AB	3,778	89,190
Alstom SA	3,502	160,666
Amada Holdings Co., Ltd.	3,000	28,792
ANDRITZ AG	693	36,730
Atlas Copco AB–Class A	6,392	185,116
Atlas Copco AB–Class B	3,579	93,239
Caterpillar, Inc.	4,285	581,346
CNH Industrial NV	22,634	239,094
Cummins, Inc.	1,100	146,300
Daifuku Co., Ltd.	1,030	45,002
Deere & Co.	2,335	326,433
Dover Corp.	1,085	79,422
FANUC Corp.	2,100	416,245
Flowserve Corp.	910	36,764
Fortive Corp.	2,170	167,329
GEA Group AG	1,741	58,634
Hino Motors Ltd.	6,000	63,980
Hitachi Construction Machinery Co., Ltd.	3,000	97,260
Hoshizaki Corp.	400	40,425
IHI Corp.	2,600	90,438
Illinois Tool Works, Inc.	2,225	308,251
Ingersoll-Rand PLC	1,805	161,963
JTEKT Corp.	4,300	58,366
Kawasaki Heavy Industries Ltd.	900	26,469
KION Group AG	1,747	125,399

Company	Shares	U.S. $ Value

Komatsu Ltd.	9,800	$278,992
Kone Oyj–Class B	3,593	182,688
Kubota Corp.	10,000	156,949
Kurita Water Industries Ltd.	1,200	34,179
Makita Corp.	2,200	98,413
MAN SE	1,273	144,051
Metso Oyj	1,073	35,790
MINEBEA MITSUMI, Inc.	4,131	69,615
MISUMI Group, Inc.	2,900	84,375
Mitsubishi Heavy Industries Ltd.	3,100	112,689
Nabtesco Corp.	1,000	30,725
NGK Insulators Ltd.	2,000	35,536
NSK Ltd.	4,719	48,572
PACCAR, Inc.	2,510	155,519
Parker-Hannifin Corp.	945	147,278
Pentair PLC	1,160	48,813
Sandvik AB	12,165	214,846
Schindler Holding AG	413	88,672
Schindler Holding AG (REG)	575	120,788
SKF AB–Class B	4,700	87,008
SMC Corp./Japan	600	219,654
Snap-on, Inc.	420	67,502
Stanley Black & Decker, Inc.	1,165	154,724
Sumitomo Heavy Industries Ltd.	1,200	40,432
THK Co., Ltd.	1,531	43,713
Volvo AB–Class B	14,676	233,247
Wartsila Oyj Abp	4,224	82,692
Weir Group PLC (The)	2,037	53,496
Xylem, Inc./NY	1,235	83,214
Yangzijiang Shipbuilding Holdings Ltd.	56,331	37,284

		6,854,309

MARINE–0.1%
AP Moller–Maersk A/S–Class A	70	82,724
AP Moller–Maersk A/S–Class B	68	84,123
Mitsui OSK Lines Ltd.	1,200	28,858
Nippon Yusen KK	3,100	61,416

		257,121

PROFESSIONAL SERVICES–0.4%
Adecco Group AG (REG)	1,673	98,731
Bureau Veritas SA	3,094	82,477
Equifax, Inc.	855	106,969
Experian PLC	10,230	252,360
Intertek Group PLC	1,536	115,493
Nielsen Holdings PLC	2,416	74,727
Randstad NV	1,613	94,675
Recruit Holdings Co., Ltd.	11,748	324,464
RELX NV	15,125	321,540
RELX PLC	11,663	249,063
Robert Half International, Inc.	885	57,613
SEEK Ltd.	4,101	66,088
SGS SA (REG)	52	138,174

12

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Verisk Analytics, Inc.–Class A(a)	1,100	$118,404
Wolters Kluwer NV	5,568	312,792

		2,413,570

ROAD & RAIL–0.6%
Aurizon Holdings Ltd.	22,082	70,617
Central Japan Railway Co.	1,537	318,204
CSX Corp.	6,460	412,019
DSV A/S	1,630	131,218
East Japan Railway Co.	3,600	344,755
Hankyu Hanshin Holdings, Inc.	2,200	88,372
JB Hunt Transport Services, Inc.	603	73,295
Kansas City Southern	770	81,589
Keikyu Corp.	2,000	32,759
Keio Corp.	1,200	57,984
Keisei Electric Railway Co., Ltd.	2,945	101,020
Kintetsu Group Holdings Co., Ltd.	1,700	69,318
Kyushu Railway Co.	1,722	52,651
MTR Corp., Ltd.	15,500	85,616
Nagoya Railroad Co., Ltd.	1,800	46,430
Nippon Express Co., Ltd.	1,200	86,955
Norfolk Southern Corp.	2,040	307,775
Odakyu Electric Railway Co., Ltd.	3,000	64,338
Tobu Railway Co., Ltd.	1,200	36,675
Tokyu Corp.	5,000	86,041
Union Pacific Corp.	5,700	807,576
West Japan Railway Co.	1,568	115,443

		3,470,650

TRADING COMPANIES & DISTRIBUTORS–0.4%
AerCap Holdings NV(a)	1,493	80,846
Ashtead Group PLC	5,697	169,653
Brenntag AG	1,471	81,731
Bunzl PLC	3,191	96,372
Fastenal Co.	2,080	100,110
Ferguson PLC	2,936	237,545
ITOCHU Corp.	16,000	289,373
Marubeni Corp.	16,000	121,814
Mitsubishi Corp.	16,100	446,438
Mitsui & Co., Ltd.	18,200	303,072
Sumitomo Corp.	11,300	185,318
Toyota Tsusho Corp.	2,300	76,859
Travis Perkins PLC	2,972	55,691
United Rentals, Inc.(a)	600	88,572
WW Grainger, Inc.	380	117,192

		2,450,586

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA(b)	780	141,217
Aeroports de Paris	1,000	225,890
Atlantia SpA	176	5,189

Company	Shares	U.S. $ Value

Auckland International Airport Ltd.	10,521	$48,273
Getlink (REG)	6,892	94,488
Kamigumi Co., Ltd.	1,500	31,134
Sydney Airport	8,828	46,735
Transurban Group	20,948	185,501

		778,427

		38,457,120

CONSUMER STAPLES–4.9%
BEVERAGES–1.1%
Anheuser-Busch InBev SA/NV	8,385	845,752
Asahi Group Holdings Ltd.	3,700	189,765
Brown-Forman Corp.–Class B	1,692	82,925
Carlsberg A/S–Class B	1,051	123,659
Coca-Cola Amatil Ltd.	14,439	98,209
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	52,012
Coca-Cola Co. (The)	27,730	1,216,238
Coca-Cola European Partners PLC	2,396	97,373
Coca-Cola HBC AG(a)	1,928	64,173
Constellation Brands, Inc.–Class A	1,270	277,965
Diageo PLC	27,623	992,381
Heineken Holding NV	1,000	95,636
Heineken NV	2,500	250,471
Kirin Holdings Co., Ltd.	9,345	250,492
Molson Coors Brewing Co.–Class B	1,300	88,452
Monster Beverage Corp.(a)	2,980	170,754
PepsiCo, Inc.	10,275	1,118,639
Pernod Ricard SA	2,021	329,837
Remy Cointreau SA	195	25,245
Suntory Beverage & Food Ltd.	1,324	56,605
Treasury Wine Estates Ltd.	6,024	77,397

		6,503,980

FOOD & STAPLES RETAILING–0.9%
Aeon Co., Ltd.	6,200	132,632
Carrefour SA	5,903	95,221
Casino Guichard Perrachon SA	1,228	47,525
Colruyt SA	862	49,195
Costco Wholesale Corp.	3,165	661,422
FamilyMart UNY Holdings Co., Ltd.	800	84,243
ICA Gruppen AB	2,462	75,321
J Sainsbury PLC	18,022	76,265
Jeronimo Martins SGPS SA	2,405	34,643
Koninklijke Ahold Delhaize NV	9,852	235,242
Kroger Co. (The)	6,380	181,511
Lawson, Inc.	600	37,471

13

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

METRO AG	7,593	$93,575
Seven & i Holdings Co., Ltd.	8,000	348,925
Sundrug Co., Ltd.	1,000	40,511
Sysco Corp.	3,455	235,942
Tesco PLC	106,921	361,777
Tsuruha Holdings, Inc.	600	75,152
Walgreens Boots Alliance, Inc.	6,245	374,794
Walmart, Inc.	10,563	904,721
Wesfarmers Ltd.	12,002	437,908
Wm Morrison Supermarkets PLC	31,098	103,152
Woolworths Group Ltd.	14,003	316,240

		5,003,388

FOOD PRODUCTS–1.1%
a2 Milk Co., Ltd.(a)	8,040	62,269
Ajinomoto Co., Inc.	5,000	94,645
Archer-Daniels-Midland Co.	4,015	184,007
Associated British Foods PLC	3,965	142,971
Barry Callebaut AG (REG)	91	163,064
Calbee, Inc.	1,315	49,467
Campbell Soup Co.(c)	1,325	53,716
Chocoladefabriken Lindt & Spruengli AG (REG)	1	75,968
Conagra Brands, Inc.	2,885	103,081
Danone SA	6,291	459,321
General Mills, Inc.	4,035	178,589
Hershey Co. (The)	1,000	93,060
Hormel Foods Corp.	1,950	72,559
JM Smucker Co. (The)	795	85,447
Kellogg Co.	1,765	123,321
Kerry Group PLC–Class A	1,906	199,434
Kikkoman Corp.	1,000	50,489
Kraft Heinz Co. (The)	4,278	268,744
Marine Harvest ASA	4,327	86,033
McCormick & Co., Inc./MD	825	95,774
MEIJI Holdings Co., Ltd.	1,100	92,900
Mondelez International, Inc.–Class A	10,735	440,135
Nestle SA (REG)	33,982	2,633,632
NH Foods Ltd.	933	37,718
Nisshin Seifun Group, Inc.	4,000	84,756
Nissin Foods Holdings Co., Ltd.	1,200	86,945
Orkla ASA	10,095	88,320
Toyo Suisan Kaisha Ltd.	1,000	35,679
Tyson Foods, Inc.–Class A	2,175	149,749
WH Group Ltd.(b)	67,807	54,869
Wilmar International Ltd.	26,000	58,303
Yakult Honsha Co., Ltd.	800	53,489
Yamazaki Baking Co., Ltd.	59	1,547

		6,460,001

HOUSEHOLD PRODUCTS–0.6%
Church & Dwight Co., Inc.	1,776	94,412
Clorox Co. (The)	920	124,430
Colgate-Palmolive Co.	6,300	408,303

Company	Shares	U.S. $ Value

Essity AB–Class B	4,979	$122,491
Henkel AG & Co. KGaA	989	109,811
Henkel AG & Co. KGaA (Preference Shares)	1,696	216,407
Kimberly-Clark Corp.	2,515	264,930
Lion Corp.	2,000	36,597
Procter & Gamble Co. (The)	18,470	1,441,768
Reckitt Benckiser Group PLC	7,158	588,136
Unicharm Corp.	3,800	114,244

		3,521,529

PERSONAL PRODUCTS–0.6%
Beiersdorf AG	1,051	119,129
Coty, Inc.–Class A	3,362	47,404
Estee Lauder Cos., Inc. (The)–Class A	1,640	234,012
Kao Corp.	5,400	411,596
Kose Corp.	500	107,547
L’Oreal SA	2,700	665,622
Pola Orbis Holdings, Inc.	1,800	79,102
Shiseido Co., Ltd.	4,176	331,390
Unilever NV	15,507	864,003
Unilever PLC	13,679	755,634

		3,615,439

TOBACCO–0.6%
Altria Group, Inc.	13,760	781,430
British American Tobacco PLC	24,956	1,257,118
Imperial Brands PLC	10,218	379,477
Japan Tobacco, Inc.	11,724	327,644
Philip Morris International, Inc.	11,250	908,325
Swedish Match AB	2,884	142,532

		3,796,526

		28,900,863

ENERGY–3.5%
ENERGY EQUIPMENT & SERVICES–0.3%
Baker Hughes a GE Co.–Class A	3,060	101,072
Halliburton Co.	6,290	283,427
Helmerich & Payne, Inc.	735	46,864
John Wood Group PLC	7,316	60,416
National Oilwell Varco, Inc.	2,705	117,397
Schlumberger Ltd.	10,000	670,300
TechnipFMC PLC	3,118	98,965
Tenaris SA	10,900	198,925

		1,577,366

OIL, GAS & CONSUMABLE FUELS–3.2%
Aker BP ASA	1,570	57,750
Anadarko Petroleum Corp.	3,895	285,309
Andeavor	1,025	134,460
Apache Corp.	2,745	128,329
BP PLC	218,903	1,665,527
Cabot Oil & Gas Corp.	3,340	79,492

14

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Caltex Australia Ltd.	3,100	$74,604
Chevron Corp.	13,780	1,742,205
Cimarex Energy Co.	677	68,878
Concho Resources, Inc.(a)	1,107	153,153
ConocoPhillips	8,620	600,124
Devon Energy Corp.	3,720	163,531
Enagas SA	2,159	62,970
Eni SpA	24,216	448,998
EOG Resources, Inc.	4,160	517,629
EQT Corp.	1,690	93,254
Equinor ASA	12,989	343,462
Exxon Mobil Corp.	30,710	2,540,638
Galp Energia SGPS SA	5,341	101,605
Hess Corp.	1,940	129,767
HollyFrontier Corp.	1,300	88,959
Idemitsu Kosan Co., Ltd.	1,200	42,674
Inpex Corp.	9,048	93,971
JXTG Holdings, Inc.	32,750	227,212
Kinder Morgan, Inc./DE	13,889	245,419
Koninklijke Vopak NV	502	23,138
Lundin Petroleum AB	3,430	108,868
Marathon Oil Corp.	6,105	127,350
Marathon Petroleum Corp.	3,474	243,736
Neste Oyj	1,220	95,451
Newfield Exploration Co.(a)	1,370	41,443
Noble Energy, Inc.	3,500	123,480
Occidental Petroleum Corp.	5,550	464,424
Oil Search Ltd.	18,278	120,086
OMV AG	1,402	79,294
ONEOK, Inc.	2,918	203,764
Origin Energy Ltd.(a)	16,658	123,555
Phillips 66	3,110	349,284
Pioneer Natural Resources Co.	1,215	229,927
Repsol SA	15,004	292,864
Royal Dutch Shell PLC–Class A	50,522	1,748,511
Royal Dutch Shell PLC–Class B	41,162	1,474,135
Santos Ltd.(a)	18,468	85,537
Showa Shell Sekiyu KK	4,285	63,842
Snam SpA	26,833	111,824
TOTAL SA	26,478	1,607,896
Valero Energy Corp.	3,125	346,344
Williams Cos., Inc. (The)	5,955	161,440
Woodside Petroleum Ltd.	10,061	263,663

		18,579,776

		20,157,142

MATERIALS–2.9%
CHEMICALS–1.6%
Air Liquide SA	4,557	571,198
Air Products & Chemicals, Inc.	1,620	252,283
Akzo Nobel NV	3,630	309,611
Albemarle Corp.(c)	761	71,785
Arkema SA	1,159	136,762
Asahi Kasei Corp.	12,000	152,177

Company	Shares	U.S. $ Value

BASF SE	9,789	$934,542
CF Industries Holdings, Inc.	1,600	71,040
Chr Hansen Holding A/S	1,460	134,409
Clariant AG(a)	1,891	45,249
Covestro AG(b)	1,766	156,968
Croda International PLC	1,689	106,706
Daicel Corp.	3,000	33,141
DowDuPont, Inc.	16,970	1,118,662
Eastman Chemical Co.	1,030	102,959
Ecolab, Inc.	1,940	272,240
EMS-Chemie Holding AG (REG)	203	129,881
Evonik Industries AG	2,574	88,066
FMC Corp.	930	82,965
Frutarom Industries Ltd.	300	29,505
Givaudan SA (REG)	88	199,304
Hitachi Chemical Co., Ltd.	3,000	60,395
Incitec Pivot Ltd.	32,013	85,890
International Flavors & Fragrances, Inc.	550	68,178
Israel Chemicals Ltd.	9,886	45,294
Johnson Matthey PLC	1,842	87,710
JSR Corp.	800	13,595
K&S AG (REG)	4,309	105,997
Kansai Paint Co., Ltd.	3,000	62,257
Kuraray Co., Ltd.	3,000	41,260
LANXESS AG	1,767	137,377
Linde AG	1,768	368,235
LyondellBasell Industries NV–Class A	2,299	252,545
Mitsubishi Chemical Holdings Corp.	13,000	108,560
Mitsubishi Gas Chemical Co., Inc.	2,500	56,494
Mitsui Chemicals, Inc.	1,600	42,526
Mosaic Co. (The)	2,530	70,967
Nippon Paint Holdings Co., Ltd.	2,000	86,010
Nissan Chemical Industries Ltd.	1,000	46,582
Nitto Denko Corp.	1,600	120,796
Novozymes A/S–Class B	2,458	124,321
Orica Ltd.	7,662	100,590
PPG Industries, Inc.	1,850	191,901
Praxair, Inc.	2,090	330,534
Sherwin-Williams Co. (The)	665	271,034
Shin-Etsu Chemical Co., Ltd.	4,100	364,361
Sika AG	1,200	165,803
Solvay SA	927	116,745
Sumitomo Chemical Co., Ltd.	15,000	84,834
Symrise AG	1,178	103,045
Taiyo Nippon Sanso Corp.	7,000	100,207
Teijin Ltd.	3,000	54,953
Toray Industries, Inc.	14,000	110,500
Tosoh Corp.	3,149	48,690
Umicore SA	2,002	114,289
Yara International ASA	1,297	53,660

		9,195,588

15

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CONSTRUCTION MATERIALS–0.2%
Boral Ltd.	17,642	$85,114
CRH PLC	8,841	310,976
Fletcher Building Ltd.	8,637	40,531
HeidelbergCement AG	1,342	112,683
James Hardie Industries PLC	3,449	57,826
LafargeHolcim Ltd. (REG)(a)	5,336	259,449
Martin Marietta Materials, Inc.	477	106,528
Taiheiyo Cement Corp.	500	16,448
Vulcan Materials Co.	915	118,090

		1,107,645

CONTAINERS & PACKAGING–0.1%
Amcor Ltd./Australia	11,024	117,457
Avery Dennison Corp.	685	69,939
Ball Corp.	2,520	89,586
International Paper Co.	2,965	154,417
Packaging Corp. of America	675	75,458
Sealed Air Corp.	1,240	52,638
Smurfit Kappa Group PLC	2,476	99,959
Toyo Seikan Group Holdings Ltd.	1,700	29,835
WestRock Co.	1,847	105,316

		794,605

METALS & MINING–0.9%
Alumina Ltd.	28,452	58,878
Anglo American PLC	11,577	257,020
Antofagasta PLC	6,389	83,007
ArcelorMittal	12,535	365,718
BHP Billiton Ltd.	34,230	856,504
BHP Billiton PLC	22,510	505,179
BlueScope Steel Ltd.	6,941	88,585
Boliden AB	4,189	135,194
Fortescue Metals Group Ltd.	18,067	58,663
Freeport-McMoRan, Inc.	9,725	167,854
Fresnillo PLC	2,356	35,504
Glencore PLC(a)	130,406	619,140
Hitachi Metals Ltd.	5,000	51,844
JFE Holdings, Inc.	5,000	94,439
Kobe Steel Ltd.	1,199	10,957
Mitsubishi Materials Corp.	2,700	74,075
Newcrest Mining Ltd.	7,017	113,936
Newmont Mining Corp.	3,795	143,109
Nippon Steel & Sumitomo Metal Corp.	8,643	169,464
Norsk Hydro ASA	16,444	98,158
Nucor Corp.	2,310	144,375
Randgold Resources Ltd.	890	68,501
Rio Tinto Ltd.	4,038	249,489
Rio Tinto PLC	13,185	726,737
South32 Ltd.	56,741	151,517
Sumitomo Metal Mining Co., Ltd.	2,500	95,417
thyssenkrupp AG	3,919	94,996
voestalpine AG	1,082	49,754

		5,568,014

PAPER & FOREST PRODUCTS–0.1%
Mondi PLC	3,496	$94,315
Oji Holdings Corp.	14,000	86,758
Stora Enso Oyj–Class R	6,056	117,983
UPM-Kymmene Oyj	5,689	202,557

		501,613

		17,167,465

REAL ESTATE–1.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)–1.2%
Alexandria Real Estate Equities, Inc.	732	92,356
American Tower Corp.	3,065	441,881
Apartment Investment & Management Co.–Class A	1,075	45,473
Ascendas Real Estate Investment Trust	58,294	112,889
AvalonBay Communities, Inc.	1,045	179,625
Boston Properties, Inc.	1,100	137,962
British Land Co. PLC (The)	9,308	82,348
Crown Castle International Corp.	2,970	320,225
Daiwa House REIT Investment Corp.	13	30,875
Dexus	13,420	96,460
Digital Realty Trust, Inc.	1,530	170,717
Duke Realty Corp.	2,548	73,968
Equinix, Inc.	620	266,532
Equity Residential	2,640	168,142
Essex Property Trust, Inc.	478	114,275
Extra Space Storage, Inc.	883	88,132
Federal Realty Investment Trust	522	66,059
GGP, Inc.	4,444	90,791
Goodman Group	16,928	120,677
GPT Group (The)	17,105	63,999
Hammerson PLC	7,467	51,316
HCP, Inc.	3,380	87,272
Host Hotels & Resorts, Inc.	5,350	112,725
ICADE	1,592	149,120
Iron Mountain, Inc.	2,008	70,300
Japan Prime Realty Investment Corp.	7	25,430
Japan Real Estate Investment Corp.	12	63,480
Japan Retail Fund Investment Corp.	24	43,292
Kimco Realty Corp.	3,030	51,480
Klepierre SA	2,231	83,826
Land Securities Group PLC	9,736	122,657
Link REIT	21,500	196,067
Macerich Co. (The)	710	40,349
Mid-America Apartment Communities, Inc.	796	80,133

16

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Mirvac Group	40,488	$64,984
Nippon Building Fund, Inc.	13	74,988
Nippon Prologis REIT, Inc.	14	29,056
Nomura Real Estate Master Fund, Inc.	34	47,999
Prologis, Inc.	3,770	247,651
Public Storage	1,130	256,352
Realty Income Corp.	2,008	108,010
Regency Centers Corp.	1,033	64,129
SBA Communications Corp.(a)	870	143,654
Scentre Group	50,683	164,672
Segro PLC	11,022	97,069
Simon Property Group, Inc.	2,316	394,160
SL Green Realty Corp.	676	67,958
Stockland	23,010	67,608
UDR, Inc.	1,928	72,377
Unibail-Rodamco- Westfield(a)	1,707	375,864
United Urban Investment Corp.	26	40,402
Ventas, Inc.	2,541	144,710
Vicinity Centres	39,646	76,034
Vornado Realty Trust	1,185	87,595
Welltower, Inc.	2,675	167,696
Weyerhaeuser Co.	5,398	196,811

		6,930,612

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.6%
Aeon Mall Co., Ltd.	1,700	30,496
Azrieli Group Ltd.	811	40,311
CapitaLand Ltd.	35,000	81,007
CBRE Group, Inc.–Class A(a)	2,165	103,357
City Developments Ltd.	11,000	88,109
CK Asset Holdings Ltd.	25,719	203,600
Daito Trust Construction Co., Ltd.	700	113,872
Daiwa House Industry Co., Ltd.	6,000	204,131
Deutsche Wohnen SE	3,212	155,120
Hang Lung Properties Ltd.	14,000	28,757
Henderson Land Development Co., Ltd.	27,655	145,832
Hongkong Land Holdings Ltd.	14,000	100,085
Hulic Co., Ltd.	6,591	70,346
Kerry Properties Ltd.	8,500	40,621
LendLease Group	10,380	151,980
Mitsubishi Estate Co., Ltd.	13,000	226,940
Mitsui Fudosan Co., Ltd.	10,000	240,883
New World Development Co., Ltd.	82,122	114,881
Nomura Real Estate Holdings, Inc.	3,600	79,707
Sino Land Co., Ltd.	63,328	102,906
Sumitomo Realty & Development Co., Ltd.	3,843	141,518

Company	Shares	U.S. $ Value

Sun Hung Kai Properties Ltd.	15,000	$225,989
Swire Properties Ltd.	25,389	93,634
Swiss Prime Site AG (REG)(a)	976	89,675
Tokyu Fudosan Holdings Corp.	7,989	56,354
Vonovia SE	5,710	271,393
Wharf Holdings Ltd. (The)	13,000	41,630
Wharf Real Estate Investment Co., Ltd.	13,000	92,310
Wheelock & Co., Ltd.	17,000	118,142

		3,453,586

		10,384,198

UTILITIES–1.7%
ELECTRIC UTILITIES–1.0%
Alliant Energy Corp.	1,588	67,204
American Electric Power Co., Inc.	3,525	244,106
AusNet Services	37,398	44,418
Chubu Electric Power Co., Inc.	6,100	91,466
Chugoku Electric Power Co., Inc. (The)	4,000	51,672
CK Infrastructure Holdings Ltd.	15,000	111,041
CLP Holdings Ltd.	12,500	134,642
Duke Energy Corp.	5,082	401,885
Edison International	2,365	149,634
EDP–Energias de Portugal SA	25,431	100,796
Electricite de France SA	11,071	151,915
Endesa SA	3,024	66,503
Enel SpA	88,110	488,233
Entergy Corp.	1,325	107,047
Evergy, Inc.	1,985	111,458
Eversource Energy	2,210	129,528
Exelon Corp.	6,897	293,812
FirstEnergy Corp.	3,135	112,578
Fortum Oyj	4,228	100,707
HK Electric Investments & HK Electric Investments Ltd.–Class SS(b)	104,180	99,591
Iberdrola SA	62,572	482,540
Kansai Electric Power Co., Inc. (The)	8,491	123,833
Kyushu Electric Power Co., Inc.	4,100	45,779
NextEra Energy, Inc.	3,445	575,418
Orsted A/S(b)	2,499	150,992
PG&E Corp.	3,675	156,408
Pinnacle West Capital Corp.	785	63,240
Power Assets Holdings Ltd.	8,500	59,425
PPL Corp.	4,895	139,752
Red Electrica Corp. SA	5,707	115,943
Southern Co. (The)	7,210	333,895
SSE PLC	10,739	191,697

17

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Terna Rete Elettrica Nazionale SpA	23,069	$124,588
Tohoku Electric Power Co., Inc.	4,300	52,538
Tokyo Electric Power Co. Holdings, Inc.(a)	13,800	64,246
Xcel Energy, Inc.	3,620	165,362

		5,903,892

GAS UTILITIES–0.1%
APA Group	13,346	97,231
Gas Natural SDG SA	4,316	114,097
Hong Kong & China Gas Co., Ltd.	87,278	166,835
Osaka Gas Co., Ltd.	3,600	74,541
Toho Gas Co., Ltd.	2,017	69,873
Tokyo Gas Co., Ltd.	3,800	100,899

		623,476

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.0%
AES Corp./VA	4,785	64,167
Electric Power Development Co., Ltd.	1,600	41,296
Meridian Energy Ltd.	18,542	39,166
NRG Energy, Inc.	2,090	64,163
Uniper SE	2,006	59,724

		268,516

MULTI-UTILITIES–0.6%
AGL Energy Ltd.	6,423	106,871
Ameren Corp.	1,660	101,011
CenterPoint Energy, Inc.	3,095	85,762
Centrica PLC	64,140	133,179
CMS Energy Corp.	2,020	95,506
Consolidated Edison, Inc.	2,230	173,895
Dominion Energy, Inc.	4,585	312,605
DTE Energy Co.	1,270	131,610
E.ON SE	23,845	254,056
Engie SA	18,347	280,645
Innogy SE(b)	1,395	59,600
National Grid PLC	36,605	404,524
NiSource, Inc.	2,405	63,203
Public Service Enterprise Group, Inc.	3,605	195,175
RWE AG	5,973	135,734
SCANA Corp.	995	38,327
Sempra Energy	1,860	215,965
Suez	5,769	74,628
United Utilities Group PLC	8,008	80,507
Veolia Environnement SA	5,882	125,693
WEC Energy Group, Inc.	2,288	147,919

		3,216,415

WATER UTILITIES–0.0%
American Water Works Co., Inc.	1,221	104,249

Company	Shares	U.S. $ Value

Severn Trent PLC	2,239	$58,379

		162,628

		10,174,927

TELECOMMUNICATION SERVICES–1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.1%
AT&T, Inc.	52,537	1,686,963
Bezeq The Israeli Telecommunication Corp., Ltd.	25,040	28,220
BT Group PLC	89,935	258,000
CenturyLink, Inc.	6,962	129,772
Deutsche Telekom AG (REG)(a)	34,368	531,137
Elisa Oyj	1,354	62,551
Eurazeo SA	1,438	108,846
HKT Trust & HKT Ltd.–Class SS	55,098	70,564
Iliad SA	714	112,659
Koninklijke KPN NV	28,755	78,190
Nippon Telegraph & Telephone Corp.	7,400	336,167
Orange SA	18,911	315,665
Proximus SADP	1,568	35,268
Singapore Telecommunications Ltd.	76,000	171,662
Spark New Zealand Ltd.	17,417	43,956
Swisscom AG (REG)	247	110,244
Telecom Italia SpA/Milano (ordinary shares)(a)	150,129	111,228
Telefonica Deutschland Holding AG	17,113	67,322
Telefonica SA	52,707	447,347
Telenor ASA	7,146	146,354
Telia Co. AB	24,258	110,565
Telstra Corp., Ltd.	40,732	78,781
TPG Telecom Ltd.	8,880	33,944
Verizon Communications, Inc.	29,545	1,486,409

		6,561,814

WIRELESS TELECOMMUNICATION SERVICES–0.4%
KDDI Corp.	19,550	534,593
Millicom International Cellular SA	641	37,673
NTT DOCOMO, Inc.	14,767	376,298
SoftBank Group Corp.	8,822	629,962
Tele2 AB–Class B	3,826	44,812
Vodafone Group PLC	293,152	710,099

		2,333,437

		8,895,251

Total Common Stocks (cost $245,083,879)		324,597,572

18

AB Variable Products Series Fund

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS– TREASURIES–29.4%
UNITED STATES–29.4%
U.S. Treasury Bonds
2.25%, 8/15/46	$5,033	$4,331,870
2.50%, 2/15/45	520	473,769
2.75%, 8/15/42-11/15/47	2,505	2,396,049
2.875%, 5/15/43-11/15/46	5,936	5,814,997
3.00%, 5/15/45-2/15/48	1,897	1,901,780
3.125%, 11/15/41-2/15/43	2,825	2,898,773
3.50%, 2/15/39	414	450,743
3.625%, 8/15/43	3,658	4,073,526
3.75%, 8/15/41-11/15/43	309	349,987
3.875%, 8/15/40	280	322,000
4.25%, 5/15/39	240	289,388
4.375%, 11/15/39-5/15/41	1,258	1,546,204
4.50%, 8/15/39	220	274,175
4.75%, 2/15/37-2/15/41	2,136	2,714,581
5.375%, 2/15/31	650	821,336
5.50%, 8/15/28	1,028	1,265,404
6.00%, 2/15/26	2,846	3,464,116
6.125%, 11/15/27	326	413,409
6.25%, 8/15/23-5/15/30	724	947,568
6.875%, 8/15/25	849	1,070,801
7.25%, 8/15/22	775	912,320
7.625%, 2/15/25	55	70,941
8.00%, 11/15/21	9,123	10,682,463
U.S. Treasury Notes
0.875%, 4/15/19-5/15/19	3,129	3,089,887
1.125%, 2/28/21-9/30/21	2,905	2,784,749
1.25%, 4/30/19-10/31/21	16,947	16,599,153
1.375%, 2/28/19-5/31/21	7,424	7,220,822
1.50%, 5/31/19-8/15/26	6,098	5,858,389
1.625%, 6/30/20-2/15/26	14,732	13,972,363
1.75%, 3/31/22-5/15/23	11,862	11,385,623
1.875%, 11/30/21-10/31/22	7,977	7,736,472
2.00%, 11/15/21-11/15/26	19,868	19,187,572
2.125%, 8/15/21-5/15/25	7,444	7,205,400
2.25%, 11/15/24-11/15/27	5,088	4,848,503
2.375%, 8/15/24-5/15/27	1,829	1,772,144
2.50%, 8/15/23-5/15/24	4,139	4,079,598
2.625%, 8/15/20-11/15/20	3,700	3,703,723
2.75%, 11/15/23-2/15/28	3,575	3,570,398
3.125%, 5/15/21	394	399,113
3.50%, 5/15/20	910	925,783
3.625%, 2/15/21	9,502	9,744,004

Total Governments–Treasuries (cost $176,755,432)		171,569,896

	Shares
INVESTMENT COMPANIES–11.7%
FUNDS AND INVESTMENT TRUSTS–11.7%(f)
iShares Core MSCI Emerging Markets ETF	464,925	24,413,212
iShares International Developed Real Estate ETF	266,406	7,773,727

Company	Shares	U.S. $ Value

iShares JP Morgan USD Emerging Markets Bond ETF	164,679	$17,582,777
Vanguard Global ex-U.S. Real Estate ETF	135,330	7,859,966
Vanguard Real Estate ETF(c)	133,725	10,891,901

Total Investment Companies (cost $68,893,123)		68,521,583

RIGHTS–0.0%
ENERGY–0.0%
OIL, GAS & CONSUMABLE FUELS–0.0%
Repsol SA, expiring 7/06/18(a)	15,004	8,518

INDUSTRIALS–0.0%
CONSTRUCTION & ENGINEERING–0.0%
ACS Actividades de Construccion y Servicios SA, expiring 7/09/18(a)	2,573	2,650

FINANCIALS–0.0%
BANKS–0.0%
Intesa Sanpaolo SpA, expiring 7/17/18(a)(g)	120,775	–0	–

Total Rights (cost $11,252)		11,168

SHORT-TERM INVESTMENTS–2.3%
INVESTMENT COMPANIES–2.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(f)(h)(i) (cost $13,632,405)	13,632,405	13,632,405

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–98.9% (cost $504,376,091)		578,332,624

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.6%
INVESTMENT COMPANIES–1.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(f)(h)(i) (cost $9,176,288)	9,176,288	9,176,288

TOTAL INVESTMENTS–100.5% (cost $513,552,379)		587,508,912
Other assets less liabilities–(0.5)%		(2,734,020)

NET ASSETS–100.0%		$584,774,892

19

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	42	September 2018	JPY	420,000		$5,722,574	$5,722,152	$(422)
Emini MSCI Emerging Market Future	185	September 2018	USD	9		10,405,059	9,835,525	(569,534)
FTSE 100 Index Futures	71	September 2018	GBP	1		7,185,089	7,122,779	(62,310)
Mini MSCI EAFE Futures	8	September 2018	USD	0	*	794,096	782,160	(11,936)
Russel 2000 Index Futures	45	September 2018	USD	2		3,786,917	3,706,875	(80,042)
S&P 500 E Mini Futures	2	September 2018	USD	0	*	278,429	272,160	(6,269)
S&P Mid 400 E Mini Futures	70	September 2018	USD	7		13,954,674	13,692,700	(261,974)
TOPIX Index Futures	144	September 2018	JPY	1,440		23,211,480	22,507,520	(703,960)
U.S. T-Note 2 Yr (CBT) Futures	87	September 2018	USD	17,400		18,419,623	18,429,047	9,424
U.S. T-Note 5 Yr (CBT) Futures	72	September 2018	USD	7,200		8,150,436	8,180,438	30,002
U.S. Ultra Bond (CBT) Futures	60	September 2018	USD	6,000		9,205,339	9,573,750	368,411

Sold Contracts
Euro STOXX 50 Index Futures	70	September 2018	EUR	1		2,749,893	2,772,007	(22,114)
Hang Seng Index Futures	34	July 2018	HKD	2		6,225,511	6,224,406	1,105
S&P 500 E Mini Futures	49	September 2018	USD	2		6,800,990	6,667,920	133,070
SPI 200 Futures	107	September 2018	AUD	3		12,055,748	12,170,789	(115,041)

								$(1,291,590)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	6,345	USD	6,472	9/14/18	$24,669
Barclays Bank PLC	EUR	1,416	USD	1,660	9/14/18	(3,315)
Barclays Bank PLC	GBP	10,741	USD	14,371	9/14/18	149,066
BNP Paribas SA	AUD	1,337	USD	1,015	9/14/18	25,105
BNP Paribas SA	USD	1,542	CAD	2,036	9/14/18	8,627
Credit Suisse International	EUR	3,775	USD	4,387	9/14/18	(45,415)
Credit Suisse International	USD	3,520	GBP	2,591	9/14/18	(89,228)
Credit Suisse International	USD	2,794	SEK	24,030	9/14/18	(96,066)
Goldman Sachs Bank USA	JPY	636,980	USD	5,812	9/14/18	29,543
JPMorgan Chase Bank, NA	EUR	7,015	USD	8,321	9/14/18	84,225
JPMorgan Chase Bank, NA	EUR	2,950	USD	3,446	9/14/18	(18,121)
Morgan Stanley Capital Services, Inc.	AUD	2,125	USD	1,576	9/14/18	3,310
Standard Chartered Bank	AUD	6,081	USD	4,590	9/14/18	88,141
State Street Bank & Trust Co.	NZD	526	USD	369	9/14/18	13,020
UBS AG	USD	4,376	CAD	5,797	9/14/18	38,963
UBS AG	USD	7,192	NOK	57,752	9/14/18	(80,929)

						$131,595

20

AB Variable Products Series Fund

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSABNATR	18,010,863	0.00%	Maturity	USD	18	6/17/19	$122,683
UBS AG
Russell 2000 Total Return Index	1,256	LIBOR	Quarterly	USD	10	2/15/19	256,635
Pay Total Return on Reference Obligation
Citibank, NA
S&P 500 Total Return Index	11,414	LIBOR Plus 0.37%	Maturity	USD	62	7/16/18	1,359,841

							$1,739,159

*	Notional amount less than 500.

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $1,215,850 or 0.2% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Fair valued by the Adviser.

(e)	Illiquid security.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

FTSE—Financial Times Stock Exchange

LIBOR—London Interbank Offered Rates

MSCI—Morgan Stanley Capital International

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

See notes to financial statements.

21

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABNATR as of June 30, 2018.

Security Description	Shares	Market Value as of 6/30/2018	Percent of Basket’s Net Assets
Charoen Pokphand Indonesia Tbk PT	923	$3,398,104	51.1%
CJ CheilJedang Corp.	1	488,595	7.4%
Sasol Ltd.	9	464,920	7.0%
Korea Zinc Co Ltd.	1	284,306	4.3%
Rio Tinto PLC	59	247,215	3.7%
Glencore PLC	607	219,847	3.3%
Royal Dutch Shell PLC	76	199,705	3.0%
Marubeni Corp.	232	195,941	2.9%
BP PLC	310	179,533	2.7%
Anglo American PLC	72	121,802	1.8%
Israel Chemicals Ltd.	69	115,590	1.7%
Aguas Andinas SA	204	72,812	1.1%
Sumitomo Metal Mining Co Ltd	16	68,164	1.0%
Mitsui & Co Ltd.	30	55,227	0.8%
MMC Norilsk Nickel PJSC	3	39,594	0.6%
Mondi PLC	19	39,327	0.6%
United Utilities Group PLC	45	34,179	0.5%
UPL Ltd.	55	34,071	0.5%
LUKOIL PJSC	8	32,658	0.5%
Severn Trent PLC	16	32,169	0.5%
Randgold Resources Ltd.	5	30,699	0.5%
Gazprom PJSC	194	27,350	0.4%
Vedanta Ltd.	114	26,828	0.4%
Pennon Group PLC	26	20,704	0.3%
Sirius Minerals PLC	583	19,298	0.3%
Tatneft PJSC	25	17,213	0.3%
Antofagasta PLC	17	16,557	0.2%
Grupo Mexico SAB de CV	233	13,117	0.2%
Charoen Pokphand Foods PCL	478	11,580	0.2%
Marine Harvest ASA	63	10,243	0.2%
Vale SA	185	9,189	0.1%
Yara International ASA	25	8,451	0.1%
Nutrien Ltd.	78	5,575	0.1%
BHP Billiton Ltd.	164	5,545	0.1%
Exxon Mobil Corp.	61	5,041	0.1%
Boliden AB	15	4,257	0.1%
Chevron Corp.	32	4,025	0.1%
Metro Pacific Investments Corp.	846	3,892	0.1%
Equinor ASA	17	3,749	0.1%
Archer-Daniels-Midland Co.	81	3,693	0.1%
Norsk Hydro ASA	72	3,518	0.1%
CNOOC Ltd.	254	3,445	0.1%
Svenska Cellulosa AB SCA	31	3,040	0.0%
Tyson Foods Inc.	44	2,995	0.0%
China Petroleum & Chemical Corp.	426	2,985	0.0%

22

AB Variable Products Series Fund

Security Description	Shares	Market Value as of 6/30/2018	Percent of Basket’s Net Assets
Salmar ASA	9	$2,949	0.0%
Guangdong Investment Ltd.	177	2,211	0.0%
TOTAL SA	42	2,206	0.0%
Sime Darby Plantation Bhd	396	2,112	0.0%
IOI Corp Bhd	415	1,885	0.0%
Other	4,139	47,981	0.8%

Total		$6,646,092	100.0%

23

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $490,743,686)	$564,700,219	(a)
Affiliated issuers (cost $22,808,693—including investment of cash collateral for securities loaned of $9,176,288)	22,808,693
Cash collateral due from broker	3,644,768
Foreign currencies, at value (cost $1,154,326)	1,229,023
Receivable for investment securities sold	2,213,096
Unaffiliated interest and dividends receivable	1,958,133
Unrealized appreciation on total return swaps	1,739,159
Unrealized appreciation on forward currency exchange contracts	464,669
Receivable for variation margin on futures	138,803
Receivable for capital stock sold	81,652
Affiliated dividends receivable	18,958

Total assets	598,997,173

LIABILITIES
Due to custodian	423
Payable for collateral received on securities loaned	9,176,288
Payable for investment securities purchased	2,135,298
Cash collateral due to broker	1,760,000
Advisory fee payable	347,801
Unrealized depreciation on forward currency exchange contracts	333,074
Payable for capital stock redeemed	166,767
Distribution fee payable	125,281
Administrative fee payable	9,016
Directors’ fees payable	437
Transfer Agent fee payable	87
Accrued expenses	167,809

Total liabilities	14,222,281

NET ASSETS	$584,774,892

COMPOSITION OF NET ASSETS
Capital stock, at par	$45,817
Additional paid-in capital	493,272,912
Undistributed net investment income	13,204,676
Accumulated net realized gain on investment and foreign currency transactions	3,736,188
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	74,515,299

	$584,774,892

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$372,122	28,919	$12.87
B	$584,402,770	45,788,180	$12.76

(a)	Includes securities on loan with a value of $9,002,645 (see Note E).

See notes to financial statements.

24

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $346,624)	$5,552,923
Affiliated issuers	137,855
Interest	1,672,279

7,363,057

EXPENSES
Advisory fee (see Note B)	2,086,915
Distribution fee—Class B	744,913
Transfer agency—Class B	1,672
Custodian	94,571
Audit and tax	49,240
Administrative	27,111
Legal	23,749
Printing	20,739
Directors’ fees	12,794
Miscellaneous	32,773

Total expenses	3,094,477
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(19,254)

Net expenses	3,075,223

Net investment income	4,287,834

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	7,658,243
Forward currency exchange contracts	538,087
Futures	(2,731,167)
Swaps	(586,463)
Foreign currency transactions	(233,472)
Net change in unrealized appreciation/depreciation of:
Investments	(19,179,367)
Forward currency exchange contracts	847,964
Futures	(1,728,344)
Swaps	1,252,311
Foreign currency denominated assets and liabilities	(37,920)

Net loss on investment and foreign currency transactions	(14,200,128)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(9,912,294)

See notes to financial statements.

25

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,287,834		$6,717,858
Net realized gain on investment and foreign currency transactions	4,645,228		7,963,206
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(18,845,356)		63,377,735
Contributions from Affiliates (see Note B)	–0	–	5,430

Net increase (decrease) in net assets from operations	(9,912,294)		78,064,229
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(6,415)
Class B	–0	–	(10,384,688)
CAPITAL STOCK TRANSACTIONS
Net decrease	(10,344,258)		(21,670,358)
CAPITAL CONTRIBUTIONS
Proceeds from regulatory settlement (see Note F)	–0	–	269

Total increase (decrease)	(20,256,552)		46,003,037
NET ASSETS
Beginning of period	605,031,444		559,028,407

End of period (including undistributed net investment income of $13,204,676 and $8,916,842, respectively)	$584,774,892		$605,031,444

See notes to financial statements.

26

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Dynamic Asset Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

27

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

28

AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$23,574,401		$30,943,308		$–0	–	$54,517,709
Information Technology	44,179,202		10,053,388		–0	–	54,232,590
Consumer Discretionary	22,057,400		19,302,283		–0	–	41,359,683
Health Care	23,958,049		16,392,575		–0	–	40,350,624
Industrials	16,191,876		22,265,244		–0	–	38,457,120
Consumer Staples	11,812,561		17,088,302		–0	–	28,900,863
Energy	10,580,364		9,576,778		–0	–	20,157,142
Materials	4,384,403		12,783,062		–0	–	17,167,465
Real Estate	5,176,720		5,207,478		–0	–	10,384,198
Utilities	5,003,900		5,171,027		–0	–	10,174,927
Telecommunication Services	3,303,144		5,592,107		–0	–	8,895,251
Governments—Treasuries	–0	–	171,569,896		–0	–	171,569,896
Investment Companies	68,521,583		–0	–	–0	–	68,521,583
Rights	11,168		–0	–	–0	–(a)	11,168
Short-Term Investments	13,632,405		–0	–	–0	–	13,632,405
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,176,288		–0	–	–0	–	9,176,288

Total Investments in Securities	261,563,464		325,945,448		–0	–	587,508,912
Other Financial Instruments(b):
Assets:
Futures	540,907		1,105		–0	–	542,012	(c)
Forward Currency Exchange Contracts	–0	–	464,669		–0	–	464,669
Total Return Swaps	–0	–	1,739,159		–0	–	1,739,159
Liabilities:
Futures	(930,177)		(903,425)		–0	–	(1,833,602	)(c)
Forward Currency Exchange Contracts	–0	–	(333,074)		–0	–	(333,074)

Total(d)	$261,174,194		$326,913,882		$–0	–	$588,088,076

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

29

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights(a)		Total
Balance as of 12/31/17	$–0	–	$–0	–
Accrued discounts/(premiums)	–0	–	–0	–
Realized gain (loss)	–0	–	–0	–
Change in unrealized appreciation/depreciation	–0	–	–0	–
Purchases	–0	–	–0	–
Sales	–0	–	–0	–
Transfers in to Level 3	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–

Balance as of 6/30/18	$–0	–	$–0	–

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/18(b)	$–0	–	$–0	–

(a)	The Portfolio held securities with zero market value at period end.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

30

AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .70% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .85% and 1.10% of daily average net assets for Class A and Class B shares, respectively. The Expense Caps will remain in effect until May 1, 2019 and then may be extended by the Adviser for additional one-year terms. For the six months ended June 30, 2018, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,111.

During the year ended December 31, 2017, the Adviser reimbursed the Portfolio $5,430 for trading losses incurred due to a trade entry error.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $16,938.

31

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,529	$99,745	$104,641	$13,633	$115
Government Money Market Portfolio*	1,877	77,955	70,656	9,176	23

Total				$22,809	$138

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $56,925, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$56,160,914	$65,638,651
U.S. government securities	30,177,364	26,092,695

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$93,574,115
Gross unrealized depreciation	(19,038,418)

Net unrealized appreciation	$74,535,697

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other

32

AB Variable Products Series Fund

things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2018, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2018, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written.

33

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended June 30, 2018, the Portfolio held purchased swaptions for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the

34

AB Variable Products Series Fund

Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Total Return Swaps:

The Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2018, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended June 30, 2018, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$407,837	*	Receivable/Payable for variation margin on futures	$422	*
Equity contracts	Receivable/Payable for variation margin on futures	134,175	*	Receivable/Payable for variation margin on futures	1,833,180	*
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	464,669		Unrealized depreciation on forward currency exchange contracts	333,074
Equity contracts	Unrealized appreciation on total return swaps	1,739,159

Total		$2,745,840			$2,166,676

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

35

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(1,736,530)	$424,149
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(994,637)	(2,152,493)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	538,087	847,964
Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	7,085	53,026
Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(586,463)	1,252,311

Total		$(2,772,458)	$424,957

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2018:

Futures:
Average original value of buy contracts	$96,402,586
Average original value of sale contracts	$31,654,398
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$27,154,596
Average principal amount of sale contracts	$66,976,056
Purchased Swaptions:
Average notional amount	$29,700,000	(a)
Total Return Swaps:
Average notional amount	$60,197,164

(a)	Positions were open for less than one month during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivatives Assets
Barclays Bank PLC	$173,735	$(3,315)		$–0	–	$–0	–	$170,420
BNP Paribas SA	33,732	–0	–	–0	–	–0	–	33,732
Citibank, NA	1,359,841	–0	–	(1,359,841)		–0	–	–0	–
Goldman Sachs Bank USA/Goldman Sachs International	152,226	–0	–	–0	–	–0	–	152,226
JPMorgan Chase Bank, NA	84,225	(18,121)		–0	–	–0	–	66,104
Morgan Stanley Capital Services, Inc.	3,310	–0	–	–0	–	–0	–	3,310
Standard Chartered Bank	88,141	–0	–	–0	–	–0	–	88,141
State Street Bank & Trust Co.	13,020	–0	–	–0	–	–0	–	13,020
UBS AG	295,598	(80,929)		(214,669)		–0	–	–0	–

Total	$2,203,828	$(102,365)		$(1,574,510)		$–0	–	$526,953	^

36

AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Barclays Bank PLC	$3,315	$(3,315)		$–0	–	$–0	–	$–0	–
Credit Suisse International	230,709	–0	–	–0	–	–0	–	230,709
JPMorgan Chase Bank, NA	18,121	(18,121)		–0	–	–0	–	–0	–
UBS AG	80,929	(80,929)		–0	–	–0	–	–0	–

Total	$333,074	$(102,365)		$–0	–	$–0	–	$230,709	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had securities on loan with a value of $9,002,645 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $9,176,288. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $23,287 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $2,316. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

37

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	4,541		23,756	$58,743		$304,287
Shares issued in reinvestment of dividends and distributions	–0	–	518	–0	–	6,414
Shares redeemed	(790)		(25,158)	(10,263)		(321,633)

Net increase (decrease)	3,751		(884)	$48,480		$(10,932)

Class B
Shares sold	1,969,298		3,671,000	$25,480,954		$45,294,974
Shares issued in reinvestment of dividends	–0	–	843,598	–0	–	10,384,688
Shares redeemed	(2,773,580)		(6,270,646)	(35,873,692)		(77,339,088)

Net decrease	(804,282)		(1,756,048)	$(10,392,738)		$(21,659,426)

For the year ended December 31, 2017, the Portfolio recorded $269 related to settlements of regulatory proceedings. This amount is presented in the Portfolio’s statement of changes in net assets. Neither the Portfolio nor its affiliates were involved in the proceedings or the calculation of the payment.

At June 30, 2018, certain shareholders of the Portfolio owned 92% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser’s view of market and economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Foreign (Non-U.S.) Risk—The Portfolio’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

ETF Risk—ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

38

AB Variable Products Series Fund

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Real Estate Risk—The Portfolio’s investments in the real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or “REITs”, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
Distributions paid from:
Ordinary income	$10,391,103		$3,071,351
Net long-term capital gains	–0	–	117,115

Total taxable distributions paid	$10,391,103		$3,188,466

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$9,529,980
Undistributed capital gains	735,535	(a)
Unrealized appreciation/(depreciation)	91,102,941	(b)

Total accumulated earnings/(deficit)	$101,368,456

(a)	During the fiscal year, the Portfolio utilized $1,509,418 of capital loss carryforwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), return of capital distributions received from underlying securities, the tax treatment of corporate restructurings, the tax treatment of Treasury inflation-protected securities, and the realization for tax purposes of gains/losses on certain derivative instruments.

39

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

40

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.07	$11.63	$11.33	$11.74	$11.74	$10.53

Income From Investment Operations
Net investment income (a)	.11	(b)	.17	(b)	.13	(b)††	.08	.08	(b)	.03	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.31)	1.52	.27	(.19)	.44	1.26
Contributions from Affiliates	–0	–	.00	(c)	.00	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.20)	1.69	.40	(.11)	.52	1.29

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.25)	(.10)	(.10)	(.07)	(.04)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(.00	)(c)	(.20)	(.45)	(.04)

Total dividends and distributions	–0	–	(.25)	(.10)	(.30)	(.52)	(.08)

Net asset value, end of period	$12.87	$13.07	$11.63	$11.33	$11.74	$11.74

Total Return
Total investment return based on net asset value (d)	(1.53)%	14.67%	3.59	%††	(1.09)%	4.45%	12.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$372	$328	$303	$400	$350	$269
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)†	.78	%^	.77%	.79%	.83%	.85%	.85%
Expenses, before waivers/reimbursements (e)†	.79	%^	.78%	.81%	.83%	.85%	.89%
Net investment income	1.69	%(b)^	1.39	%(b)	1.11	%(b)††	.67%	.69	%(b)	.31	%(b)
Portfolio turnover rate	15%	20%	64%	93%	53%	52%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying
portfolios	.03%	.04	%^^	.04	%^^	.03	%^^	.02	%^^	.02	%^^

See footnote summary on page 43.

41

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.98	$11.56	$11.26	$11.68	$11.68	$10.49

Income From Investment Operations
Net investment income (a)	.09	(b)	.14	(b)	.10	(b)††	.05	.05	(b)	.01	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.31)	1.50	.27	(.19)	.45	1.25
Contributions from Affiliates	–0	–	.00	(c)	.00	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.22)	1.64	.37	(.14)	.50	1.26

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.22)	(.07)	(.08)	(.05)	(.03)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(.00	)(c)	(.20)	(.45)	(.04)

Total dividends and distributions	–0	–	(.22)	(.07)	(.28)	(.50)	(.07)

Net asset value, end of period	$12.76	$12.98	$11.56	$11.26	$11.68	$11.68

Total Return
Total investment return based on net asset value (d)	(1.69)%	14.32%	3.37	%††	(1.30)%	4.21%	12.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$584,403	$604,703	$558,725	$511,164	$481,600	$387,519
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)†	1.03	%^	1.03%	1.05%	1.08%	1.10%	1.10%
Expenses, before waivers/reimbursements (e)†	1.04	%^	1.04%	1.07%	1.08%	1.10%	1.14%
Net investment income	1.44	%(b)^	1.15	%(b)	.89	%(b)††	.43%	.44	%(b)	.05	%(b)
Portfolio turnover rate	15%	20%	64%	93%	53%	52%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying
portfolios	.03%	.04	%^^	.04	%^^	.03	%^^	.02	%^^	.02	%^^

See footnote summary on page 43.

42

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2018 and the years ended December 31, 2017 and December 31, 2016, such waiver amounted to .01% (annualized), .01% and .02%, respectively.

††	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.00005	.0004%	.0004%

^	Annualized.

^^	Unaudited.

See notes to financial statements.

43

DYNAMIC ASSET ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Dynamic Asset Allocation Portfolio (the “Fund”) at a meeting held on August 1-2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors.

44

AB Variable Products Series Fund

The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s

45

DYNAMIC ASSET ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

expense cap (although the directors noted that the Fund’s expense ratio was currently below the Adviser’s expense cap). The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

46

VPS-DAA-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,006.50	$3.28	0.66%	$3.73	0.75%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.52	$3.31	0.66%	$3.76	0.75%

Class B
Actual	$1,000	$1,005.60	$4.53	0.91%	$4.97	1.00%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.28	$4.56	0.91%	$5.01	1.00%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees and expenses from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain affiliated/unaffiliated underlying portfolios acquired fund fees and expenses. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
SECURITY TYPE BREAKDOWN[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Companies	$46,677,918	49.6%
Inflation-Linked Securities	18,571,307	19.8
Options Purchased—Puts	261,554	0.3
Short-Term Investments	28,512,560	30.3

Total Investments	$94,023,339	100.0%

COUNTRY BREAKDOWN2

June 30, 2018 (unaudited)

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$50,568,032	53.8%
Japan	14,846,058	15.8
Germany	82,069	0.1
United Kingdom	14,620	0.0
Short-Term	28,512,560	30.3

Total Investments	$94,023,339	100.0%

1	The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

2	All data are as of June 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

2

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES–48.1%
FUNDS AND INVESTMENT TRUSTS–48.1%(a)
iShares Core MSCI EAFE ETF		76,670	$4,858,578
iShares Core S&P 500 ETF		43,375	11,843,544
iShares MSCI EAFE ETF		90,720	6,075,518
iShares Russell 2000 ETF		11,040	1,808,021
SPDR S&P 500 ETF Trust		36,201	9,820,607
Vanguard S&P 500 ETF		49,183	12,271,650

Total Investment Companies (cost $41,284,779)			46,677,918

		Principal Amount (000)
INFLATION-LINKED SECURITIES–19.1%
JAPAN–15.3%
Japanese Government CPI Linked Bond Series 22 0.10%, 3/10/27	JPY	1,550,837	14,820,045

UNITED STATES–3.8%
U.S. Treasury Inflation Index 0.375%, 7/15/25 (TIPS)	$	3,819	3,751,262

Total Inflation-Linked Securities (cost $18,759,543)			18,571,307

		Notional Amount
OPTIONS PURCHASED—PUTS–0.3%
OPTIONS ON FUNDS AND INVESTMENT TRUSTS–0.2%
SPDR S&P 500 ETF Trust Expiration: Jul 2018; Contracts: 406; Exercise Price: USD 272.00; Counterparty: Morgan Stanley & Co., Inc.(b)	USD	40,600	138,852

OPTIONS ON INDICES–0.1%
Euro STOXX 50 Index Expiration: Jul 2018; Contracts: 940; Exercise Price: EUR 3,450.00; Counterparty: Deutsche Bank AG(b)	EUR	940	82,069
FTSE 100 Index Expiration: Jul 2018; Contracts: 190; Exercise Price: GBP 7,550.00; Counterparty: Deutsche Bank AG(b)	GBP	190	14,620

Nikkei 225 Index Expiration: Jul 2018; Contracts: 12; Exercise Price: JPY 22,125.00; Counterparty: Morgan Stanley & Co., Inc.(b)	JPY	12,000	$26,013

			122,702

Total Options Purchased–Puts (premiums paid $143,218)			261,554

		Shares
SHORT-TERM INVESTMENTS–29.4%
INVESTMENT COMPANIES–19.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(a)(c)(d) (cost $18,506,329)		18,506,329	18,506,329

		Principal Amount (000)
U.S. TREASURY BILLS–5.3%
U.S. Treasury Bill Zero Coupon, 7/05/18–8/23/18 (cost $5,126,608)	$	5,134	5,126,608

GOVERNMENTS— TREASURIES–5.0%
JAPAN–5.0%
Japan Treasury Discount Bill Series 764 Zero Coupon, 9/18/18 (cost $4,885,800)	JPY	540,100	4,879,623

Total Short-Term Investments (cost $28,518,737)			28,512,560

TOTAL INVESTMENTS–96.9% (cost $88,706,277)			94,023,339
Other assets less liabilities–3.1%			2,971,987

NET ASSETS–100.0%			$96,995,326

3

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	10	September 2018	JPY	100,000		$1,362,453	$1,362,417	$(36)
Euro STOXX 50 Index Futures	169	September 2018	EUR	2		6,846,454	6,692,417	(154,037)
Euro-BTP Futures	13	September 2018	EUR	1,300		1,916,058	1,931,681	15,623
Euro-Bund Futures	10	September 2018	EUR	1,000		1,884,677	1,898,259	13,582
Euro-OAT Futures	16	September 2018	EUR	1,600		2,858,605	2,887,549	28,944
FTSE 100 Index Futures	36	September 2018	GBP	0	*	3,643,132	3,611,550	(31,582)
Long Gilt Futures	21	September 2018	GBP	2,100		3,338,002	3,410,578	72,576
Nikkei 225 (CME) Futures	17	September 2018	USD	0	*	1,917,224	1,892,525	(24,699)
S&P 500 E Mini Futures	6	September 2018	USD	0	*	832,797	816,480	(16,317)
TOPIX Index Futures	21	September 2018	JPY	210		3,375,415	3,282,346	(93,069)
U.S. T-Note 10 Yr (CBT) Futures	71	September 2018	USD	7,100		8,565,528	8,533,313	(32,215)
U.S. Ultra Bond (CBT) Futures	2	September 2018	USD	200		306,847	319,125	12,278

Sold Contracts
10 Yr Mini Japan Government Bond Futures	66	September 2018	JPY	660,000		8,976,184	8,991,952	(15,768)
Hang Seng Index Futures	4	July 2018	HKD	0	*	732,413	732,283	130
SPI 200 Futures	1	September 2018	AUD	0	*	112,671	113,746	(1,075)

								$(225,665)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	866	USD	883	9/14/18	$3,367
Barclays Bank PLC	EUR	3,834	USD	4,493	9/14/18	(8,973)
Standard Chartered Bank	AUD	1,080	USD	815	9/14/18	15,653
State Street Bank & Trust Co.	GBP	1,353	USD	1,787	9/14/18	(4,282)
State Street Bank & Trust Co.	HKD	1,141	USD	146	9/14/18	(5)
State Street Bank & Trust Co.	JPY	2,677,919	USD	24,453	9/14/18	144,537
State Street Bank & Trust Co.	SGD	190	USD	142	9/14/18	2,542

						$152,839

4

AB Variable Products Series Fund

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Deutsche Bank AG	940	EUR	3,275.00	July 2018	EUR	1		$9,190	$(18,342)
FTSE 100 Index	Deutsche Bank AG	190	GBP	7,200.00	July 2018	GBP	0	*	4,535	(3,726)
iShares MSCI Emerging Markets ETF	Morgan Stanley & Co., Inc	1,391	USD	42.00	July 2018	USD	139		16,639	(50,772)
Nikkei 225 Index	Morgan Stanley & Co., Inc.	12	JPY	21,000.00	July 2018	JPY	12		7,571	(7,316)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	406	USD	258.00	July 2018	USD	41		21,908	(31,262)

									$59,843	$(111,418)

*	Notional amount less than 500.

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

SGD—Singapore Dollar

USD—United States Dollar

Glossary:

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CPI—Consumer Price Index

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

SPDR—Standard & Poor’s Depository Receipt

SPI—Share Price Index

TIPS—Treasury Inflation Protected Security

TOPIX—Tokyo Price Index

See notes to financial statements.

5

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $70,199,948)	$75,517,010
Affiliated issuers (cost $18,506,329)	18,506,329
Cash collateral due from broker	1,271,586
Foreign currencies, at value (cost $1,687,976)	1,688,522
Unaffiliated dividends and interest receivable	168,653
Unrealized appreciation on forward currency exchange contracts	166,099
Receivable for variation margin on futures	96,720
Affiliated dividends receivable	26,262
Receivable for capital stock sold	14,822

Total assets	97,456,003

LIABILITIES
Options written, at value (premiums received $59,843)	111,418
Payable for capital stock redeemed	185,625
Advisory fee payable	30,454
Distribution fee payable	20,752
Unrealized depreciation on forward currency exchange contracts	13,260
Administrative fee payable	9,347
Directors’ fees payable	437
Transfer Agent fee payable	87
Accrued expenses	89,297

Total liabilities	460,677

NET ASSETS	$96,995,326

COMPOSITION OF NET ASSETS
Capital stock, at par	$8,942
Additional paid-in capital	85,194,750
Undistributed net investment income	384,956
Accumulated net realized gain on investment transactions and foreign currency transactions	6,227,350
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	5,179,328

$96,995,326

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$11,997	1,100	$10.91
B	$96,983,329	8,940,556	$10.85

See notes to financial statements.

6

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$493,768
Affiliated issuers	136,144
Interest	51,336

681,248

EXPENSES
Advisory fee (see Note B)	292,831
Distribution fee—Class B	121,998
Transfer agency—Class B	1,257
Custodian	40,765
Administrative	27,808
Audit and tax	23,784
Legal	14,882
Directors’ fees	12,794
Printing	9,504
Miscellaneous	10,845

Total expenses	556,468
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(110,325)

Net expenses	446,143

Net investment income	235,105

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(153,880)
Forward currency exchange contracts	(1,577,032)
Futures	(172,993)
Options written	505,297
Swaptions written	26,970
Foreign currency transactions	2,295,691
Net change in unrealized appreciation/depreciation of:
Investments	(664,406)
Forward currency exchange contracts	303,973
Futures	(87,841)
Options written	(119,575)
Foreign currency denominated assets and liabilities	(16,098)

Net gain on investment and foreign currency transactions	340,106

NET INCREASE IN NET ASSETS FROM OPERATIONS	$575,211

See notes to financial statements.

7

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$235,105		$273,952
Net realized gain on investment transactions and foreign currency transactions	924,053		6,621,134
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(583,947)		2,846,976
Contributions from Affiliates (see Note B)	–0	–	146

Net increase in net assets from operations	575,211		9,742,208
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(59)
Class B	–0	–	(310,219)
Net realized gain on investment transactions
Class A	–0	–	(57)
Class B	–0	–	(454,753)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(2,093,871)		10,228,289

Total increase (decrease)	(1,518,660)		19,205,409
NET ASSETS
Beginning of period	98,513,986		79,308,577

End of period (including undistributed net investment income of $384,956 and $149,851, respectively)	$96,995,326		$98,513,986

See notes to financial statements.

8

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Risk Allocation—Moderate Portfolio (the “Portfolio”), is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to generate income and price appreciation without assuming what AllianceBernstein L.P. (the “Adviser”) considers undue risk. The Portfolio is non-diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Portfolio’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

9

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk

10

AB Variable Products Series Fund

of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$46,677,918		$–0	–	$–0	–	$46,677,918
Inflation-Linked Securities	–0	–	18,571,307		–0	–	18,571,307
Options Purchased—Puts	–0	–	261,554		–0	–	261,554
Short-Term Investments:
Investment Companies	18,506,329		–0	–	–0	–	18,506,329
U.S. Treasury Bills	–0	–	5,126,608		–0	–	5,126,608
Governments—Treasuries	–0	–	4,879,623		–0	–	4,879,623

Total Investments in Securities	65,184,247		28,839,092		–0	–	94,023,339
Other Financial Instruments(a):
Assets:
Futures	143,003		130		–0	–	143,133	(b)
Forward Currency Exchange Contracts	–0	–	166,099		–0	–	166,099
Liabilities:
Futures	(89,035)		(279,763)		–0	–	(368,798	)(b)
Forward Currency Exchange Contracts	–0	–	(13,260)		–0	–	(13,260)
Put Options Written	–0	–	(111,418)		–0	–	(111,418)

Total(c)	$65,238,215		$28,600,880		$–0	–	$93,839,095

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

11

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior two tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Portfolio are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses, to the extent necessary to limit total operating expenses, inclusive of the Portfolio’s proportionate share of fees and expenses of registered investment companies or series thereof in which the Portfolio invests (“Acquired Fund Expenses”) on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for

12

AB Variable Products Series Fund

Class A and Class B, respectively. The Expense Caps may not be terminated by the Adviser before May 1, 2019. For the six months ended June 30, 2018, the reimbursements/waivers, exclusive of Acquired Fund Expenses, amounted to $68,269. Any fees waived and expenses borne by the Adviser through April 27, 2016 are subject to repayment by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amounted to $157,734 for the fiscal period ended December 31, 2015 and $70,109 for the year ended December 31, 2016. In any case, no reimbursement payment will be made that would cause the Portfolio’s total annual fund operating expenses to exceed the net fee percentage set forth above. For the six months ended June 30, 2018, such waiver for Acquired Fund Expenses for both affiliated and unaffiliated underlying portfolios amounted to $19,715 and $22,014, respectively.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,045	$40,516	$24,055	$18,506	$133
Government Money Market Portfolio*	0	23,233	23,233	0	3

Total				$18,506	$136

*	Investments of cash collateral for securities lending transactions (see Note E).

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,808.

During the year ended December 31, 2017, the Adviser reimbursed the Portfolio $146 for trading losses incurred due to a trade entry error.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $54,760, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$31,205,136		$16,837,096
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$5,824,937
Gross unrealized depreciation	(632,276)

Net unrealized appreciation	$5,192,661

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2018, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

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AB Variable Products Series Fund

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2018, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

At June 30, 2018, the maximum payments for written put options amounted to $23,993,605. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended June 30, 2018, the Portfolio held purchased options for hedging and non-hedging purposes. During the six months ended June 30, 2018, the Portfolio held written options for hedging and non-hedging purposes.

During the six months ended June 30, 2018, the Portfolio held written swaptions for hedging and non-hedging purposes.

15

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

During the six months ended June 30, 2018, the Portfolio held purchased swaptions for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended June 30, 2018, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$143,003	*	Receivable/Payable for variation margin on futures	$48,019	*
Equity contracts	Receivable/Payable for variation margin on futures	130	*	Receivable/Payable for variation margin on futures	320,779	*
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	166,099		Unrealized depreciation on forward currency exchange contracts	13,260
Equity contracts	Investments in securities, at value	261,554
Equity contracts				Options written, at value	111,418

Total		$570,786			$493,476

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(381,386)	$236,452
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	208,393	(324,293)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(1,577,032)	303,973
Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(44,370)	–0	–

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AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	$(562,569)	$147,639
Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	505,297	(119,575)
Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	26,970	–0	–

Total		$(1,824,697)	$244,196

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2018:

Futures:
Average original value of buy contracts	$36,351,946
Average original value of sale contracts	$8,394,178
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$2,195,528	(a)
Average principal amount of sale contracts	$40,296,195
Purchased Options:
Average notional amount	$94,925
Purchased Swaptions:
Average notional amount	$11,600,000	(b)
Options Written:
Average notional amount	$182,457
Swaptions Written:
Average notional amount	$23,200,000	(b)

(a)	Positions were open for five months during the period.

(b)	Positions were open for one month during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivatives Assets
Barclays Bank PLC	$3,367	$(3,367)		$–0	–	$–0	–	$–0	–
Deutsche Bank AG	96,689	(22,068)		–0	–	–0	–	74,621
Standard Chartered Bank	15,653	–0	–	–0	–	–0	–	15,653
State Street Bank & Trust Co.	147,079	(4,287)		–0	–	–0	–	142,792

Total	$262,788	$(29,722)		$–0	–	$–0	–	$233,066	^

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Barclays Bank PLC	$8,973	$(3,367)	$–0	–	$–0	–	$5,606
Deutsche Bank AG	22,068	(22,068)	–0	–	–0	–	–0	–
State Street Bank & Trust Co.	4,287	(4,287)	–0	–	–0	–	–0	–

Total	$35,328	$(29,722)	$–0	–	$–0	–	$5,606	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had no securities on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $2,825 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $327. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

18

AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class B
Shares sold	647,417		2,600,502	$6,997,442		$26,589,694
Shares issued in reinvestment of dividends and distributions	–0	–	74,915	–0	–	764,886
Shares redeemed	(841,042)		(1,673,405)	(9,091,313)		(17,126,291)

Net increase (decrease)	(193,625)		1,002,012	$(2,093,871)		$10,228,289

There were no transactions in capital shares for Class A for the six months ended June 30, 2018 and the year ended December 31, 2017.

At June 30, 2018, certain shareholders of the Portfolio owned 98% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when the asset classes in which the Portfolio has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Securities Risk—Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

19

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Non-Diversification Risk—The Portfolio may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$765,088	$194,215

Total taxable distributions	$765,088	$194,215

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,215,156
Undistributed capital gains	1,952,754
Unrealized appreciation/(depreciation)	6,048,513	(a)

Total accumulated earnings/(deficit)	$11,216,423

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

20

AB Variable Products Series Fund

NOTE J: Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

21

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,			April 28, 2015(a) to December 31, 2015
			2017	2016
Net asset value, beginning of period	$10.83		$9.78	$9.40		$10.00

Income From Investment Operations
Net investment income (b)(c)	.04		.06	.04		.05
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.04		1.09	.37		(.65)
Contributions from Affiliates	–0	–	.00 (d)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.08		1.15	.41		(.60)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.05)	(.03)		–0	–
Distributions from net realized gain on investment transactions	–0	–	(.05)	–0	–	–0	–

Total dividends and distributions	–0	–	(.10)	(.03)		–0	–

Net asset value, end of period	$10.91		$10.83	$9.78		$9.40

Total Return
Total investment return based on net asset value (e)	.65%		11.87%	4.39%		(6.00)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12		$12	$11		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (f)†	.66	%^	.63%	.63%		.69	%^
Expenses, before waivers/reimbursements (f)†	.92	%^	.94%	1.08%		3.21	%^
Net investment income (c)	.74	%^	.55%	.46%		.82	%^
Portfolio turnover rate	28%		59%	79%		111%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying
portfolios	.09%		.11%^^	.12	%^^	.06	%^^

See footnote summary on page 24.

22

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,			April 28, 2015(a) to December 31, 2015
			2017	2016
Net asset value, beginning of period	$10.78		$9.75	$9.39		$10.00

Income From Investment Operations
Net investment income (b)(c)	.03		.03	.02		.01
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.04		1.09	.37		(.62)
Contributions from Affiliates	–0	–	.00 (d)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.07		1.12	.39		(.61)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.04)	(.03)		–0	–
Distributions from net realized gain on investment transactions	–0	–	(.05)	–0	–	–0	–

Total dividends and distributions	–0	–	(.09)	(.03)		–0	–

Net asset value, end of period	$10.85		$10.78	$9.75		$9.39

Total Return
Total investment return based on net asset value (e)	.56%		11.50%	4.24%		(6.20)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$96,983		$98,502	$79,298		$51,115
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (f)†	.91	%^	.89%	.88%		.94	%^
Expenses, before waivers/reimbursements (f)†	1.14	%^	1.17%	1.33%		1.62	%^
Net investment income (c)	.48	%^	.31%	.24%		.19	%^
Portfolio turnover rate	28%		59%	79%		111%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying
portfolios	.09%		.11%^^	.12	%^^	.06	%^^

See footnote summary on page 24.

23

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of affiliated/unaffiliated acquired fund fees and expenses, and for the six months ended June 30, 2018 and the years ended December 31, 2017, December 31, 2016 and December 31, 2015, such waiver amounted to .09%, .11%, .12% and .06%, respectively.

^	Annualized.

^^	Unaudited.

See notes to financial statements.

24

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Risk Allocation—Moderate Portfolio (the “Fund”) at a meeting held on August 1-2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2015 and calendar year 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available

25

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

26

AB Variable Products Series Fund

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap (although the directors noted that the Fund’s expense ratio was currently below the Adviser’s expense cap). The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

27

VPS-GRA-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	GLOBAL THEMATIC GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL THEMATIC GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each class’ table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of each class’ table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,002.00	$4.86	0.98%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.93	$4.91	0.98%

Class B
Actual	$1,000	$1,001.00	$6.10	1.23%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.70	$6.16	1.23%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GLOBAL THEMATIC GROWTH PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Kingspan Group PLC	$3,877,328	2.8%
MSCI, Inc.—Class A	3,794,964	2.7
Hexcel Corp.	3,417,176	2.5
Housing Development Finance Corp. Ltd.	3,378,859	2.4
Visa, Inc.—Class A	3,301,979	2.4
Ecolab, Inc.	3,294,948	2.4
Xylem, Inc./NY	3,287,470	2.4
UnitedHealth Group, Inc.	3,263,022	2.4
American Water Works Co., Inc.	3,113,723	2.2
AIA Group Ltd.	3,052,479	2.2

	$33,781,948	24.4%

SECTOR BREAKDOWN2

June 30, 2018 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Health Care	$28,385,024	20.5%
Financials	27,204,666	19.6
Information Technology	23,204,625	16.7
Industrials	21,699,539	15.7
Consumer Discretionary	10,073,961	7.3
Utilities	9,152,697	6.6
Consumer Staples	7,364,217	5.3
Real Estate	4,034,673	2.9
Materials	3,294,948	2.4
Telecommunication Services	1,375,340	1.0
Short-Term Investments	2,783,446	2.0

Total Investments	$138,573,136	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GLOBAL THEMATIC GROWTH PORTFOLIO
COUNTRY BREAKDOWN[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$69,500,643	50.1%
India	9,235,726	6.7
France	9,173,936	6.6
Switzerland	6,927,275	5.0
China	6,384,599	4.6
Ireland	5,938,635	4.3
Germany	5,410,899	3.9
Hong Kong	3,052,479	2.2
Indonesia	2,935,971	2.1
Japan	2,777,934	2.0
Denmark	2,623,176	1.9
Peru	2,492,078	1.8
Sweden	2,437,923	1.8
Other	6,898,416	5.0
Short-Term Investments	2,783,446	2.0

Total Investments	$138,573,136	100.0%

1	All data are as of June 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Austria, Brazil, Norway, Philippines and United Kingdom.

3

GLOBAL THEMATIC GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.0%

HEALTH CARE–20.5%
BIOTECHNOLOGY–0.7%
Regeneron Pharmaceuticals, Inc.(a)	2,810	$969,422

HEALTH CARE EQUIPMENT & SUPPLIES–7.5%
Abbott Laboratories	40,680	2,481,073
Danaher Corp.	27,170	2,681,135
Essilor International Cie Generale d’Optique SA	17,137	2,416,251
West Pharmaceutical Services, Inc.	28,000	2,780,120

		10,358,579

HEALTH CARE PROVIDERS & SERVICES–4.0%
Apollo Hospitals Enterprise Ltd.	151,580	2,335,585
UnitedHealth Group, Inc.	13,300	3,263,022

		5,598,607

HEALTH CARE TECHNOLOGY–1.1%
Medidata Solutions, Inc.(a)	19,430	1,565,281

LIFE SCIENCES TOOLS & SERVICES–5.4%
Bio-Rad Laboratories, Inc.–Class A(a)	8,610	2,484,330
Bruker Corp.	75,380	2,189,035
ICON PLC(a)	20,870	2,765,901

		7,439,266

PHARMACEUTICALS–1.8%
Roche Holding AG	8,310	1,843,640
Vectura Group PLC(a)	593,760	610,229

		2,453,869

		28,385,024

FINANCIALS–19.6%
BANKS–5.8%
Bank Mandiri Persero Tbk PT	3,262,000	1,560,631
Credicorp Ltd.	11,070	2,492,078
HDFC Bank Ltd.	49,700	1,552,332
Svenska Handelsbanken AB–Class A	111,390	1,233,694
Swedbank AB–Class A	56,520	1,204,229

		8,042,964

CAPITAL MARKETS–6.6%
Charles Schwab Corp. (The)	54,950	2,807,945
MSCI, Inc.–Class A	22,940	3,794,964
Partners Group Holding AG	3,500	2,558,659

		9,161,568

CONSUMER FINANCE–1.4%
Bharat Financial Inclusion Ltd.(a)	116,010	1,968,950

INSURANCE–3.4%
AIA Group Ltd.	350,400	$3,052,479
Prudential PLC	70,180	1,599,846

		4,652,325

THRIFTS & MORTGAGE FINANCE–2.4%
Housing Development Finance Corp. Ltd.	121,260	3,378,859

		27,204,666

INFORMATION TECHNOLOGY–16.7%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.7%
Flex Ltd.(a)	173,160	2,443,288

INTERNET SOFTWARE & SERVICES–3.8%
Alphabet, Inc.–Class C(a)	2,427	2,707,683
Tencent Holdings Ltd.	52,400	2,631,285

		5,338,968

IT SERVICES–2.4%
Visa, Inc.–Class A	24,930	3,301,979

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–5.0%
ams AG(a)	24,820	1,840,654
Infineon Technologies AG	118,510	3,010,308
NVIDIA Corp.	8,638	2,046,342

		6,897,304

SOFTWARE–2.1%
Microsoft Corp.	29,230	2,882,370

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.7%
Apple, Inc.	12,645	2,340,716

		23,204,625

INDUSTRIALS–15.7%
AEROSPACE & DEFENSE–2.5%
Hexcel Corp.	51,479	3,417,176

BUILDING PRODUCTS–4.0%
Cie de Saint-Gobain	37,300	1,661,526
Kingspan Group PLC	77,430	3,877,328

		5,538,854

COMMERCIAL SERVICES & SUPPLIES–1.4%
China Everbright International Ltd.	1,532,000	1,973,031

ELECTRICAL EQUIPMENT–3.7%
Schneider Electric SE (Paris)	29,570	2,459,241
Vestas Wind Systems A/S	42,490	2,623,176

		5,082,417

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INDUSTRIAL CONGLOMERATES–1.7%
Siemens AG (REG)	18,220	$2,400,591

MACHINERY–2.4%
Xylem, Inc./NY	48,790	3,287,470

		21,699,539

CONSUMER DISCRETIONARY–7.3%
AUTO COMPONENTS–4.1%
Aptiv PLC	30,660	2,809,376
Delphi Technologies PLC	38,183	1,735,799
Valeo SA	21,470	1,170,621

		5,715,796

DIVERSIFIED CONSUMER SERVICES–1.5%
Bright Horizons Family Solutions, Inc.(a)	19,580	2,007,342

INTERNET & DIRECT MARKETING RETAIL–1.7%
Amazon.com, Inc.(a)	1,383	2,350,823

		10,073,961

UTILITIES–6.6%
MULTI-UTILITIES–1.1%
Suez	113,350	1,466,297

WATER UTILITIES–5.5%
American Water Works Co., Inc.	36,469	3,113,723
Aqua America, Inc.	55,290	1,945,102
Beijing Enterprises Water Group Ltd.(a)	3,274,000	1,780,283
Cia de Saneamento Basico do Estado de Sao Paulo	141,000	847,292

		7,686,400

		9,152,697

CONSUMER STAPLES–5.3%
FOOD PRODUCTS–3.3%
Kerry Group PLC–Class A	19,700	2,061,307
Nestle SA (REG)	32,580	2,524,976

		4,586,283

HOUSEHOLD PRODUCTS–2.0%
Unicharm Corp.	92,400	2,777,934

		7,364,217

REAL ESTATE–2.9%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)–1.5%
SBA Communications Corp.(a)	12,320	$2,034,278

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.4%
SM Prime Holdings, Inc.	2,969,600	2,000,395

		4,034,673

MATERIALS–2.4%
CHEMICAL–2.4%
Ecolab, Inc.	23,480	3,294,948

TELECOMMUNICATION SERVICES–1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.0%
Telekomunikasi Indonesia Persero Tbk PT	5,251,500	1,375,340

Total Common Stocks (cost $104,008,789)		135,789,690

WARRANTS–0.0%

INFORMATION TECHNOLOGY–0.0%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–0.0%
Thin Film Electronics ASA, expiring 7/14/18(a)(b)(c)(d) (cost $0)	591,845	–0	–

SHORT-TERM INVESTMENTS–2.0%
INVESTMENT COMPANIES–2.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(e)(f)(g) (cost $2,783,446)	2,783,446	2,783,446

TOTAL INVESTMENTS–100.0% (cost $106,792,235)		138,573,136
Other assets less liabilities–0.0%		(66,504)

NET ASSETS–100.0%		$138,506,632

5

GLOBAL THEMATIC GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	PHP	95,496	USD	1,797	9/11/18	$18,005
Barclays Bank PLC	CNY	2,136	USD	333	7/19/18	11,250
Barclays Bank PLC	USD	421	INR	29,149	8/09/18	2,253
Barclays Bank PLC	PHP	8,011	USD	151	9/11/18	1,667
Barclays Bank PLC	USD	239	PHP	12,856	9/11/18	189
Barclays Bank PLC	USD	1,941	TWD	57,465	9/13/18	(46,693)
Barclays Bank PLC	CHF	3,369	USD	3,436	9/14/18	13,099
Barclays Bank PLC	EUR	6,729	USD	7,885	9/14/18	(15,747)
Barclays Bank PLC	SEK	10,362	USD	1,200	9/14/18	36,896
Barclays Bank PLC	USD	4,966	GBP	3,712	9/14/18	(51,446)
Citibank, NA	USD	2,432	KRW	2,586,203	7/26/18	(108,808)
Citibank, NA	USD	549	RUB	35,119	7/31/18	8,363
Citibank, NA	INR	568,365	USD	8,365	8/09/18	104,295
Citibank, NA	EUR	1,023	USD	1,225	9/14/18	23,457
Citibank, NA	USD	4,183	CAD	5,421	9/14/18	(54,616)
Credit Suisse International	ZAR	14,161	USD	1,013	9/14/18	(9,798)
Goldman Sachs Bank USA	USD	8,000	JPY	876,856	9/14/18	(40,668)
Royal Bank of Scotland PLC	PEN	7,838	USD	2,394	7/25/18	9,071
Standard Chartered Bank	CNY	9,231	USD	1,459	7/19/18	67,077
Standard Chartered Bank	USD	719	CNY	4,604	7/19/18	(24,446)
Standard Chartered Bank	USD	168	KRW	181,539	7/26/18	(4,866)
Standard Chartered Bank	USD	362	INR	24,833	8/09/18	(1,058)
Standard Chartered Bank	USD	3,093	AUD	4,098	9/14/18	(59,395)
State Street Bank & Trust Co.	EUR	225	USD	265	9/14/18	1,184
State Street Bank & Trust Co.	EUR	593	USD	692	9/14/18	(4,168)
State Street Bank & Trust Co.	JPY	40,726	USD	371	9/14/18	1,164
State Street Bank & Trust Co.	USD	201	CAD	258	9/14/18	(4,245)
State Street Bank & Trust Co.	USD	214	CHF	211	9/14/18	686
State Street Bank & Trust Co.	USD	399	EUR	341	9/14/18	1,821
State Street Bank & Trust Co.	USD	413	GBP	308	9/14/18	(5,323)
State Street Bank & Trust Co.	USD	140	JPY	15,266	9/14/18	(1,210)
State Street Bank & Trust Co.	USD	453	MXN	9,452	9/14/18	17,654
State Street Bank & Trust Co.	USD	275	NOK	2,208	9/14/18	(3,019)
UBS AG	USD	1,067	ZAR	14,161	9/14/18	(44,024)

						$(161,399)

6

AB Variable Products Series Fund

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Illiquid security.

(d)	Fair valued by the Adviser.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

PEN—Peruvian Sol

PHP—Philippine Peso

RUB—Russian Ruble

SEK—Swedish Krona

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

REG—Registered Shares

See notes to financial statements.

7

GLOBAL THEMATIC GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $104,008,789)	$135,789,690
Affiliated issuers (cost $2,783,446)	2,783,446
Foreign currencies, at value (cost $281,632)	275,292
Unrealized appreciation on forward currency exchange contracts	318,131
Unaffiliated dividends and interest receivable	150,032
Receivable for capital stock sold	9,791
Affiliated dividends receivable	1,292
Receivable for investment securities sold and foreign currency transactions	104

Total assets	139,327,778

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	479,530
Advisory fee payable	90,256
Payable for investment securities purchased	65,815
Payable for capital stock redeemed	61,169
Distribution fee payable	21,589
Administrative fee payable	8,967
Directors’ fees payable	437
Transfer Agent fee payable	87
Accrued expenses	93,296

Total liabilities	821,146

NET ASSETS	$138,506,632

COMPOSITION OF NET ASSETS
Capital stock, at par	$4,681
Additional paid-in capital	99,618,833
Undistributed net investment income	524,308
Accumulated net realized gain on investment and foreign currency transactions	6,748,373
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	31,610,437

$138,506,632

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$39,937,980	1,314,449	$30.38
B	$98,568,652	3,366,692	$29.28

See notes to financial statements.

8

GLOBAL THEMATIC GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $135,783)	$1,402,221
Affiliated issuers	7,985
Interest	5,879
Securities lending income	15,658

1,431,743

EXPENSES
Advisory fee (see Note B)	547,081
Distribution fee—Class B	131,020
Transfer agency—Class A	934
Transfer agency—Class B	2,383
Custodian	54,102
Audit and tax	28,788
Administrative	27,008
Printing	25,797
Legal	15,308
Directors’ fees	12,794
Miscellaneous	3,511

Total expenses	848,726
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(867)

Net expenses	847,859

Net investment income	583,884

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	6,422,377
Forward currency exchange contracts	821,521
Foreign currency transactions	(367,037)
Net change in unrealized appreciation/depreciation of:
Investments	(6,975,002)
Forward currency exchange contracts	(250,357)
Foreign currency denominated assets and liabilities	(10,676)

Net loss on investment and foreign currency transactions	(359,174)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$224,710

See notes to financial statements.

9

GLOBAL THEMATIC GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$583,884		$(114,944)
Net realized gain on investment and foreign currency transactions	6,876,861		13,647,303
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(7,236,035)		25,382,741

Net increase in net assets from operations	224,710		38,915,100
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(159,360)
Class B	–0	–	(274,046)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(8,169,887)		886,757

Total increase (decrease)	(7,945,177)		39,368,451
NET ASSETS
Beginning of period	146,451,809		107,083,358

End of period (including undistributed net investment income of $524,308 and distributions in excess of net investment income of ($59,576), respectively)	$138,506,632		$146,451,809

See notes to financial statements.

10

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Thematic Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

11

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Health Care	$21,179,319		$7,205,705		$–0	–	$28,385,024
Financials	9,094,987		18,109,679		–0	–	27,204,666
Information Technology	15,722,378		7,482,247		–0	–	23,204,625
Industrials	10,581,974		11,117,565		–0	–	21,699,539
Consumer Discretionary	8,903,340		1,170,621		–0	–	10,073,961
Utilities	5,906,117		3,246,580		–0	–	9,152,697
Consumer Staples	2,061,307		5,302,910		–0	–	7,364,217
Real Estate	2,034,278		2,000,395		–0	–	4,034,673
Materials	3,294,948		–0	–	–0	–	3,294,948
Telecommunication Services	–0	–	1,375,340		–0	–	1,375,340
Warrants	–0	–	–0	–	–0	–(a)	–0	–
Short-Term Investments	2,783,446		–0	–	–0	–	2,783,446

Total Investments in Securities	81,562,094		57,011,042	(b)	–0	–	138,573,136

12

AB Variable Products Series Fund

	Level 1		Level 2	Level 3		Total
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	$–0	–	$318,131	$–0	–	$318,131
Liabilities:
Forward Currency Exchange Contracts	–0	–	(479,530)	–0	–	(479,530)

Total(d)(e)	$81,562,094		$56,849,643	$–0	–	$138,411,737

(a)	The Portfolio held securities with zero market value at period end.

(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(d)	An amount of $3,204,753 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

(e)	An amount of $3,535,672 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants(a)		Total
Balance as of 12/31/17	$–0	–	$–0	–
Accrued discounts/(premiums)	–0	–	–0	–
Realized gain (loss)	–0	–	–0	–
Change in unrealized appreciation/depreciation	–0	–	–0	–
Purchases	–0	–	–0	–
Sales	–0	–	–0	–
Transfers in to Level 3	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–

Balance as of 6/30/18	$–0	–	$–0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18(b)	$–0	–	$–0	–

(a)	The Portfolio held securities with zero market value at period end.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing

13

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

14

AB Variable Products Series Fund

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,008.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $168.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$3,799	$1,016	$2,783	$1
Government Money Market Portfolio*	3,829	12,551	16,380	0	7

Total				$2,783	$8

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $13,816, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

15

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$14,379,125		$17,479,603
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$37,510,415
Gross unrealized depreciation	(5,890,913)

Net unrealized appreciation	$31,619,502

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2018, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

16

AB Variable Products Series Fund

During the six months ended June 30, 2018, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$318,131	Unrealized depreciation on forward currency exchange contracts	$479,530

Total		$318,131		$479,530

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$821,521	$(250,357)

Total		$821,521	$(250,357)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2018:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$32,172,803
Average principal amount of sale contracts	$30,443,508

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivatives Assets
Bank of America, NA	$18,005	$–0	–	$–0	–	$–0	–	$18,005
Barclays Bank PLC	65,354	(65,354)		–0	–	–0	–	–0	–
Citibank, NA	136,115	(136,115)		–0	–	–0	–	–0	–
Royal Bank of Scotland PLC	9,071	–0	–	–0	–	–0	–	9,071
Standard Chartered Bank	67,077	(67,077)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	22,509	(17,965)		–0	–	–0	–	4,544

Total	$318,131	$(286,511)		$–0	–	$–0	–	$31,620	^

17

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Barclays Bank PLC	$113,886	$(65,354)		$–0	–	$–0	–	$48,532
Citibank, NA	163,424	(136,115)		–0	–	–0	–	27,309
Credit Suisse International	9,798	–0	–	–0	–	–0	–	9,798
Goldman Sachs Bank USA	40,668	–0	–	–0	–	–0	–	40,668
Standard Chartered Bank	89,765	(67,077)		–0	–	–0	–	22,688
State Street Bank & Trust Co.	17,965	(17,965)		–0	–	–0	–	–0	–
UBS AG	44,024	–0	–	–0	–	–0	–	44,024

Total	$479,530	$(286,511)		$–0	–	$–0	–	$193,019	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had no securities on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $15,658 and $6,693 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $699. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

18

AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	126,057		205,607	$3,925,948		$5,763,464
Shares issued in reinvestment of dividends and distributions	–0	–	5,799	–0	–	159,360
Shares redeemed	(134,865)		(164,656)	(4,116,934)		(4,344,931)

Net increase (decrease)	(8,808)		46,750	$(190,986)		$1,577,893

Class B
Shares sold	178,111		780,996	$5,305,980		$20,282,734
Shares issued in reinvestment of dividends	–0	–	10,330	–0	–	274,046
Shares redeemed	(446,400)		(809,779)	(13,284,881)		(21,247,916)

Net decrease	(268,289)		(18,453)	$(7,978,901)		$(691,136)

At June 30, 2018, certain shareholders of the Portfolio owned 65% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

19

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$433,406	$–0	–

Total taxable distributions paid	$433,406	$–0	–

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$–0	–(a)
Unrealized appreciation/(depreciation)	38,658,408	(b)

Total accumulated earnings/(deficit)	$38,658,408

(a)	During the fiscal year, the Portfolio utilized $13,792,210 of capital loss carryforwards to offset current year net realized gains. The Portfolio also had $5,008,350 of capital loss carryforwards expire during the fiscal year.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, return of capital distributions received from underlying securities, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

20

GLOBAL THEMATIC GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$30.32		$22.29		$22.43		$21.80		$20.75		$16.88

Income From Investment Operations
Net investment income (a)	.15	(b)	.03	(b)	.04	(b)†	.02		.06		.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		8.13		(.18)		.60		.99		3.88
Contributions from Affiliates	–0	–	–0	–	–0	–	.01		–0	–	–0	–

Net increase (decrease) in net asset value from operations	.06		8.16		(.14)		.63		1.05		3.92

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.13)		–0	–	–0	–	–0	–	(.05)
Tax return of capital	–0	–	–0	–	–0	–	–0	–	–0	–	(.00	)(c)

Total dividends and distributions	–0	–	(.13)		–0	–	–0	–	–0	–	(.05)

Net asset value, end of period	$30.38		$30.32		$22.29		$22.43		$21.80		$20.75

Total Return
Total investment return based on net asset value (d)	.20%		36.66	%*	(.62	)%†*	2.89	%*	5.06	%*	23.26	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,938		$40,121		$28,458		$31,534		$30,886		$32,195
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.98	%^	1.02%		1.06%		1.01%		1.01%		.98%
Expenses, before waivers/reimbursements	.98	%^	1.02%		1.06%		1.01%		1.01%		.98%
Net investment income	.99	%(b)^	.09	%(b)	.17	%(b)†	.07%		.26%		.22%
Portfolio turnover rate	10%		40%		54%		47%		48%		96%

See footnote summary on page 22.

21

GLOBAL THEMATIC GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$29.25		$21.52		$21.71		$21.15		$20.18		$16.42

Income From Investment Operations
Net investment income (loss) (a)	.11	(b)	(.04	)(b)	(.02	)(b)†	(.04)		.00	(c)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		7.84		(.17)		.59		.97		3.77
Contributions from Affiliates	–0	–	–0	–	–0	–	.01		–0	–	–0	–

Net increase (decrease) in net asset value from operations	.03		7.80		(.19)		.56		.97		3.76

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.07)		–0	–	–0	–	–0	–	(.00	)(c)
Tax return of capital	–0	–	–0	–	–0	–	–0	–	–0	–	(.00	)(c)

Total dividends and distributions	–0	–	(.07)		–0	–	–0	–	–0	–	(.00)

Net asset value, end of period	$29.28		$29.25		$21.52		$21.71		$21.15		$20.18

Total Return
Total investment return based on net asset value (d)	.10%		36.30	%*	(.87	)%†*	2.65	%*	4.81	%*	22.93	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,569		$106,331		$78,625		$92,298		$96,728		$101,388
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.23	%^	1.26%		1.31%		1.26%		1.26%		1.23%
Expenses, before waivers/reimbursements	1.23	%^	1.27%		1.31%		1.26%		1.26%		1.23%
Net investment income (loss)	.73	%(b)^	(.15	)%(b)	(.07	)%(b)†	(.17)%		.01%		(.06)%
Portfolio turnover rate	10%		40%		54%		47%		48%		96%

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.02%	.02%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013 by .04%, .28%, .01%, .02% and .05%, respectively.

^	Annualized.

See notes to financial statements.

22

GLOBAL THEMATIC GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Thematic Growth Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

23

GLOBAL THEMATIC GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for two other AB Funds with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

24

AB Variable Products Series Fund

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

25

VPS-GTG-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,110.30	$5.65	1.08%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.44	$5.41	1.08%

Class B
Actual	$1,000	$1,109.20	$6.96	1.33%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.20	$6.66	1.33%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GROWTH PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Alphabet, Inc.—Class C	$6,030,088	8.0%
Facebook, Inc.—Class A	4,321,094	5.7
Visa, Inc.—Class A	3,294,032	4.3
Costco Wholesale Corp.	3,031,255	4.0
Biogen, Inc.	2,709,100	3.6
UnitedHealth Group, Inc.	2,651,635	3.5
Home Depot, Inc. (The)	2,413,192	3.2
NIKE, Inc.—Class B	2,409,682	3.2
Constellation Brands, Inc.—Class A	2,390,061	3.2
Monster Beverage Corp.	2,303,918	3.0

	$31,554,057	41.7%

SECTOR BREAKDOWN2
June 30, 2018 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$25,265,688	33.3%
Consumer Discretionary	13,279,776	17.5
Health Care	12,832,657	16.9
Industrials	8,146,849	10.8
Consumer Staples	7,725,234	10.2
Materials	2,539,852	3.4
Financials	1,824,774	2.4
Short-Term Investments	4,140,165	5.5

Total Investments	$75,754,995	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–94.7%
INFORMATION TECHNOLOGY–33.4%
COMMUNICATIONS EQUIPMENT–0.9%
Arista Networks, Inc.(a)	2,710	$697,798

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.2%
Novanta, Inc.(a)	2,520	156,996

INTERNET SOFTWARE & SERVICES–14.4%
Alphabet, Inc.–Class C(a)	5,405	6,030,088
Facebook, Inc.–Class A(a)	22,237	4,321,094
Trade Desk, Inc. (The)–Class A(a)	5,520	517,776

		10,868,958

IT SERVICES–7.3%
Fiserv, Inc.(a)	9,860	730,527
PayPal Holdings, Inc.(a)	18,350	1,528,005
Visa, Inc.–Class A	24,870	3,294,032

		5,552,564

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.7%
Semtech Corp.(a)	11,630	547,192
Xilinx, Inc.	22,690	1,480,749

		2,027,941

SOFTWARE–7.0%
Activision Blizzard, Inc.	16,560	1,263,859
Adobe Systems, Inc.(a)	6,470	1,577,451
Electronic Arts, Inc.(a)	7,320	1,032,266
Fair Isaac Corp.(a)	2,050	396,306
HubSpot, Inc.(a)	3,180	398,772
Red Hat, Inc.(a)	3,070	412,516
Splunk, Inc.(a)	2,410	238,855

		5,320,025

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–0.9%
Apple, Inc.	3,465	641,406

		25,265,688

CONSUMER DISCRETIONARY–17.6%
DIVERSIFIED CONSUMER SERVICES–3.5%
Bright Horizons Family Solutions, Inc.(a)	12,480	1,279,450
Grand Canyon Education, Inc.(a)	11,930	1,331,507

		2,610,957

HOTELS, RESTAURANTS & LEISURE–2.0%
Planet Fitness, Inc.(a)	34,720	1,525,597

INTERNET & DIRECT MARKETING RETAIL–1.8%
Booking Holdings, Inc.(a)	657	$1,331,798

MULTILINE RETAIL–2.0%
Dollar Tree, Inc.(a)	18,180	1,545,300

SPECIALTY RETAIL–5.1%
Home Depot, Inc. (The)	12,369	2,413,192
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,182	1,443,250

		3,856,442

TEXTILES, APPAREL & LUXURY GOODS–3.2%
NIKE, Inc.–Class B	30,242	2,409,682

		13,279,776

HEALTH CARE–17.0%
BIOTECHNOLOGY–4.9%
Biogen, Inc.(a)	9,334	2,709,100
Regeneron Pharmaceuticals, Inc.(a)	2,770	955,622

		3,664,722

HEALTH CARE EQUIPMENT & SUPPLIES–6.0%
Edwards Lifesciences Corp.(a)	11,310	1,646,397
Intuitive Surgical, Inc.(a)	4,292	2,053,636
Nevro Corp.(a)	10,710	855,193

		4,555,226

HEALTH CARE PROVIDERS & SERVICES–3.5%
UnitedHealth Group, Inc.	10,808	2,651,635

PHARMACEUTICALS–2.6%
Zoetis, Inc.	23,020	1,961,074

		12,832,657

INDUSTRIALS–10.8%
BUILDING PRODUCTS–4.3%
Allegion PLC	16,030	1,240,081
AO Smith Corp.	13,920	823,368
Lennox International, Inc.	4,620	924,693
Trex Co., Inc.(a)	4,890	306,065

		3,294,207

COMMERCIAL SERVICES & SUPPLIES–1.3%
Copart, Inc.(a)	18,030	1,019,777

INDUSTRIAL CONGLOMERATES–1.2%
Roper Technologies, Inc.	3,190	880,153

MACHINERY–2.1%
IDEX Corp.	5,680	775,207
WABCO Holdings, Inc.(a)	6,710	785,204

		1,560,411

ROAD & RAIL–0.8%
Saia, Inc.(a)	7,190	581,311

3

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

TRADING COMPANIES & DISTRIBUTORS–1.1%
Fastenal Co.	16,850	$810,990

		8,146,849

CONSUMER STAPLES–10.2%
BEVERAGES–6.2%
Constellation Brands, Inc.–Class A	10,920	2,390,061
Monster Beverage Corp.(a)	40,208	2,303,918

		4,693,979

FOOD & STAPLES RETAILING–4.0%
Costco Wholesale Corp.	14,505	3,031,255

		7,725,234

MATERIALS–3.3%
CHEMICALS–3.3%
PolyOne Corp.	24,440	1,056,297
Sherwin-Williams Co. (The)	3,640	1,483,555

		2,539,852

FINANCIALS–2.4%
CAPITAL MARKETS–2.4%
MarketAxess Holdings, Inc.	3,050	603,473
S&P Global, Inc.	5,990	1,221,301

		1,824,774

Total Common Stocks (cost $46,279,058)		71,614,830

SHORT-TERM INVESTMENTS–5.5%
INVESTMENT COMPANIES–5.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(b)(c)(d) (cost $4,140,165)	4,140,165	$4,140,165

TOTAL INVESTMENTS–100.2% (cost $50,419,223)		75,754,995
Other assets less liabilities–(0.2)%		(165,057)

NET ASSETS–100.0%		$75,589,938

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

4

GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $46,279,058)	$71,614,830
Affiliated issuers (cost $4,140,165)	4,140,165
Cash	3,366
Unaffiliated dividends and interest receivable	13,470
Affiliated dividends receivable	1,889
Receivable for capital stock sold	1,678

Total assets	75,775,398

LIABILITIES
Advisory fee payable	48,417
Payable for investment securities purchased	39,425
Payable for capital stock redeemed	21,958
Audit and tax fee payable	18,478
Printing fee payable	11,905
Custody fee payable	11,419
Legal fee payable	10,998
Distribution fee payable	8,853
Administrative fee payable	8,700
Directors’ fees payable	437
Transfer Agent fee payable	87
Accrued expenses	4,783

Total liabilities	185,460

NET ASSETS	$75,589,938

COMPOSITION OF NET ASSETS
Capital stock, at par	$1,969
Additional paid-in capital	33,305,431
Accumulated net investment loss	(245,755)
Accumulated net realized gain on investment transactions	17,192,521
Net unrealized appreciation on investments	25,335,772

$75,589,938

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$34,556,853	871,135	$39.67
B	$41,033,085	1,097,805	$37.38

See notes to financial statements.

5

GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$190,286
Affiliated issuers	8,458
Interest	3,308

202,052

EXPENSES
Advisory fee (see Note B)	275,315
Distribution fee—Class B	50,986
Transfer agency—Class A	1,107
Transfer agency—Class B	1,387
Custodian	32,028
Administrative	26,579
Audit and tax	20,427
Legal	14,460
Directors’ fees	12,794
Printing	11,561
Miscellaneous	2,095

Total expenses	448,739
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(932)

Net expenses	447,807

Net investment loss	(245,755)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	8,035,031
Net change in unrealized appreciation/depreciation of investments	(196,160)

Net gain on investment transactions	7,838,871

NET INCREASE IN NET ASSETS FROM OPERATIONS	$7,593,116

See notes to financial statements.

6

GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(245,755)		$(482,563)
Net realized gain on investment transactions	8,035,031		9,474,239
Net change in unrealized appreciation/depreciation of investments	(196,160)		10,610,044

Net increase in net assets from operations	7,593,116		19,601,720
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investment transactions
Class A	–0	–	(1,334,624)
Class B	–0	–	(2,084,488)
CAPITAL STOCK TRANSACTIONS
Net decrease	(2,179,468)		(7,779,591)
CAPITAL CONTRIBUTIONS
Proceeds from regulatory settlement (see Note F)	–0	–	102,075

Total increase	5,413,648		8,505,092
NET ASSETS
Beginning of period	70,176,290		61,671,198

End of period (including accumulated net investment loss of ($245,755) and undistributed net investment income of $0, respectively)	$75,589,938		$70,176,290

See notes to financial statements.

7

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$71,614,830		$–0	–	$–0	–	$71,614,830
Short-Term Investments	4,140,165		–0	–	–0	–	4,140,165

Total Investments in Securities	75,754,995		–0	–	–0	–	75,754,995
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$75,754,995		$–0	–	$–0	–	$75,754,995

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

9

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

10

AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $26,579.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $225.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$4,549	$409	$4,140	$2
Government Money Market Portfolio*	1,101	4,741	5,842	0	6

Total				$4,140	$8

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $4,786, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution

11

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$13,875,432		$19,885,169
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$25,369,136
Gross unrealized depreciation	(33,364)

Net unrealized appreciation	$25,335,772

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2018.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved

12

AB Variable Products Series Fund

by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had no securities on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $6,569 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $707. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	92,341		85,190	$3,473,548		$2,782,413
Shares issued in reinvestment of distributions	–0	–	42,142	–0	–	1,334,624
Shares redeemed	(67,389)		(162,782)	(2,535,718)		(5,200,532)

Net increase (decrease)	24,952		(35,450)	$937,830		$(1,083,495)

Class B
Shares sold	14,303		30,476	$513,621		$942,367
Shares issued in reinvestment of distributions	–0	–	69,692	–0	–	2,084,488
Shares redeemed	(101,705)		(311,402)	(3,630,919)		(9,722,951)

Net decrease	(87,402)		(211,234)	$(3,117,298)		$(6,696,096)

For the year ended December 31, 2017, the Portfolio recorded $102,075 related to settlements of regulatory proceedings. This amount is presented in the Portfolio’s statement of changes in net assets. Neither the Portfolio nor its affiliates were involved in the proceedings or the calculation of the payment.

At June 30, 2018, certain shareholders of the Portfolio owned 75% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

13

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Net long-term capital gains	$3,419,112	$7,777,241

Total taxable distributions paid	$3,419,112	$7,777,241

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$9,230,516
Unrealized appreciation/(depreciation)	25,458,907	(a)

Total accumulated earnings/(deficit)	$34,689,423

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Event

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$35.73		$27.95		$31.05		$34.47		$31.03		$23.22

Income From Investment Operations
Net investment loss(a)	(.10	)(b)	(.18	)(b)	(.07	)(b)†	(.08)		(.09)		(.03)
Net realized and unrealized gain on investment and foreign currency transactions	4.04		9.61		.54		3.18		4.15		7.92
Capital contributions	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase in net asset value from operations	3.94		9.43		.47		3.10		4.06		7.89

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	–0	–	(.08)
Distributions from net realized gain on investment transactions	–0	–	(1.65)		(3.57)		(6.52)		(.62)		–0	–

Total dividends and distributions	–0	–	(1.65)		(3.57)		(6.52)		(.62)		(.08)

Net asset value, end of period	$39.67		$35.73		$27.95		$31.05		$34.47		$31.03

Total Return
Total investment return based on net asset value(d)*	11.03%		34.51%		1.12	%†	9.06%		13.28%		34.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,557		$30,230		$24,645		$27,060		$28,141		$28,650
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.08	%^	1.12%		1.15%		1.09%		1.08%		1.06%
Expenses, before waivers/reimbursements	1.08	%^	1.12%		1.15%		1.09%		1.08%		1.06%
Net investment loss	(.53	)%(b)^	(.57	)%(b)	(.23	)%(b)†	(.24)%		(.28)%		(.10)%
Portfolio turnover rate	20%		42%		57%		51%		66%		63%

See footnote summary on page 16.

15

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$33.70		$26.51		$29.70		$33.30		$30.08		$22.50

Income From Investment Operations
Net investment loss(a)	(.14	)(b)	(.25	)(b)	(.13	)(b)†	(.16)		(.16)		(.09)
Net realized and unrealized gain on investment and foreign currency transactions	3.82		9.09		.51		3.08		4.00		7.68
Capital contributions	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase in net asset value from operations	3.68		8.84		.38		2.92		3.84		7.59

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	–0	–	(.01)
Distributions from net realized gain on investment transactions	–0	–	(1.65)		(3.57)		(6.52)		(.62)		–0	–

Total dividends and distributions	–0	–	(1.65)		(3.57)		(6.52)		(.62)		(.01)

Net asset value, end of period	$37.38		$33.70		$26.51		$29.70		$33.30		$30.08

Total Return
Total investment return based on net asset value(d)*	10.92%		34.15%		.85	%†	8.82%		12.96%		33.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,033		$39,946		$37,026		$43,383		$46,330		$51,993
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.33	%^	1.37%		1.40%		1.34%		1.33%		1.31%
Expenses, before waivers/reimbursements	1.33	%^	1.37%		1.40%		1.34%		1.33%		1.31%
Net investment loss	(.78	)%(b)^	(.82	)%(b)	(.48	)%(b)†	(.49)%		(.52)%		(.35)%
Portfolio turnover rate	20%		42%		57%		51%		66%		63%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.0005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.015	.05%	.05%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2018 and years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013 by .05%, .11%, .01%, .06%, .03% and .06%, respectively.

Includes the impact of proceeds recorded and credited to the Portfolio resulting from a regulatory settlement, which enhanced the Portfolio’s performance for the year ended December 31, 2017 by .14%.

^	Annualized.

16

GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

17

GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

18

AB Variable Products Series Fund

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VPS-GTH-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	GROWTH & INCOME PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GROWTH & INCOME PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$993.40	$2.92	0.59%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.87	$2.96	0.59%

Class B
Actual	$1,000	$992.10	$4.15	0.84%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.63	$4.21	0.84%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GROWTH & INCOME PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
JPMorgan Chase & Co.	$36,861,792	3.7%
Walt Disney Co. (The)	36,115,430	3.6
Berkshire Hathaway, Inc.—Class B	35,706,518	3.6
Verizon Communications, Inc.	32,623,017	3.3
DR Horton, Inc.	31,501,120	3.1
Raytheon Co.	28,913,251	2.9
Citigroup, Inc.	27,422,478	2.7
Walgreens Boots Alliance, Inc.	25,890,471	2.6
Cigna Corp.	23,900,068	2.4
Southwest Airlines Co.	23,591,530	2.3

	$302,525,675	30.2%

SECTOR BREAKDOWN2

June 30, 2018 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$213,256,435	21.2%
Consumer Discretionary	144,926,632	14.4
Health Care	142,632,283	14.1
Industrials	102,237,794	10.1
Energy	75,824,870	7.5
Information Technology	64,245,847	6.4
Consumer Staples	61,432,553	6.1
Telecommunication Services	48,555,228	4.8
Real Estate	24,968,497	2.5
Materials	18,545,024	1.8
Short-Term Investments	112,227,826	11.1

Total Investments	$1,008,852,989	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–89.3%
FINANCIALS–21.3%
BANKS–7.0%
Citigroup, Inc.	409,780	$27,422,478
JPMorgan Chase & Co.	353,760	36,861,792
Wells Fargo & Co.	108,510	6,015,794

		70,300,064

CAPITAL MARKETS–4.0%
Goldman Sachs Group, Inc. (The)	71,700	15,814,869
Northern Trust Corp.	151,659	15,604,195
State Street Corp.	92,600	8,620,134

		40,039,198

DIVERSIFIED FINANCIAL SERVICES–3.6%
Berkshire Hathaway, Inc.–Class B(a)	191,302	35,706,518

INSURANCE–6.7%
Aflac, Inc.	271,440	11,677,349
Allstate Corp. (The)	159,030	14,514,668
Chubb Ltd.	44,380	5,637,148
FNF Group	369,570	13,903,223
Reinsurance Group of America, Inc.–Class A	160,910	21,478,267

		67,210,655

		213,256,435

CONSUMER DISCRETIONARY–14.4%
AUTO COMPONENTS–0.4%
BorgWarner, Inc.	87,170	3,762,257

HOTELS, RESTAURANTS & LEISURE–0.8%
Royal Caribbean Cruises Ltd.	73,810	7,646,716

HOUSEHOLD DURABLES–3.9%
DR Horton, Inc.	768,320	31,501,120
Garmin Ltd.	134,940	8,231,340

		39,732,460

MEDIA–7.2%
Comcast Corp.–Class A	608,540	19,966,197
Discovery, Inc.–Class A(a)(b)	607,314	16,701,135
Walt Disney Co. (The)	344,580	36,115,430

		72,782,762

SPECIALTY RETAIL–1.3%
Ross Stores, Inc.	68,300	5,788,425
Tractor Supply Co.	96,184	7,357,114

		13,145,539

TEXTILES, APPAREL & LUXURY GOODS–0.8%
VF Corp.	96,380	7,856,898

		144,926,632

HEALTH CARE–14.2%
BIOTECHNOLOGY–4.0%
Biogen, Inc.(a)	81,105	23,539,915

Company	Shares	U.S. $ Value

Celgene Corp.(a)	88,980	$7,066,792
Gilead Sciences, Inc.	137,460	9,737,666

		40,344,373

HEALTH CARE PROVIDERS & SERVICES–4.5%
Aetna, Inc.	40,210	7,378,535
Anthem, Inc.	57,850	13,770,036
Cigna Corp.	140,630	23,900,068

		45,048,639

PHARMACEUTICALS–5.7%
Eli Lilly & Co.	270,340	23,068,112
Pfizer, Inc.	614,380	22,289,706
Roche Holding AG (Sponsored ADR)	430,020	11,881,453

		57,239,271

		142,632,283

INDUSTRIALS–10.2%
AEROSPACE & DEFENSE–2.9%
Raytheon Co.	149,670	28,913,251

AIRLINES–3.7%
Copa Holdings SA–Class A	61,390	5,808,722
Delta Air Lines, Inc.	153,610	7,609,839
Southwest Airlines Co.	463,670	23,591,530

		37,010,091

CONSTRUCTION & ENGINEERING–0.4%
Jacobs Engineering Group, Inc.	59,593	3,783,559

MACHINERY–1.4%
Crane Co.	110,630	8,864,782
PACCAR, Inc.	93,220	5,775,911

		14,640,693

ROAD & RAIL–1.8%
Kansas City Southern	54,690	5,794,952
Norfolk Southern Corp.	80,170	12,095,248

		17,890,200

		102,237,794

ENERGY–7.6%
ENERGY EQUIPMENT & SERVICES–2.4%
Dril-Quip, Inc.(a)	115,645	5,944,153
National Oilwell Varco, Inc.	92,370	4,008,858
Oil States International, Inc.(a)	161,126	5,172,145
TechnipFMC PLC	282,930	8,980,198

		24,105,354

OIL, GAS & CONSUMABLE FUELS–5.2%
Apache Corp.	95,188	4,450,039
ConocoPhillips	204,250	14,219,885
Exxon Mobil Corp.	197,640	16,350,757

3

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Noble Energy, Inc.	473,323	$16,698,835

		51,719,516

		75,824,870

INFORMATION TECHNOLOGY–6.4%
COMMUNICATIONS EQUIPMENT–2.2%
Cisco Systems, Inc.	385,250	16,577,308
F5 Networks, Inc.(a)	32,720	5,642,564

		22,219,872

IT SERVICES–2.0%
Amdocs Ltd.	117,690	7,789,901
International Business Machines Corp.	83,500	11,664,950

		19,454,851

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.6%
Intel Corp.	254,632	12,657,757
QUALCOMM, Inc.	65,570	3,679,788

		16,337,545

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–0.6%
Apple, Inc.	33,675	6,233,579

		64,245,847

CONSUMER STAPLES–6.1%
FOOD & STAPLES RETAILING–4.7%
Walgreens Boots Alliance, Inc.	431,400	25,890,471
Walmart, Inc.	252,697	21,643,498

		47,533,969

TOBACCO–1.4%
Philip Morris International, Inc.	172,140	13,898,584

		61,432,553

TELECOMMUNICATION SERVICES–4.8%
DIVERSIFIED TELECOMMUNICATION SERVICES–4.8%
AT&T, Inc.	496,176	15,932,211
Verizon Communications, Inc.	648,440	32,623,017

		48,555,228

REAL ESTATE–2.5%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)–0.9%
Liberty Property Trust	201,880	8,949,340

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.6%
CBRE Group, Inc.-Class A(a)	335,550	16,019,157

		24,968,497

Company	Shares	U.S. $ Value

MATERIALS–1.8%
METALS & MINING–1.8%
Newmont Mining Corp.	491,780	$18,545,024

Total Common Stocks (cost $794,448,619)		896,625,163

SHORT-TERM INVESTMENTS–11.2%
INVESTMENT COMPANIES–11.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(e) (cost $112,227,826)	112,227,826	112,227,826

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.5% (cost $906,676,445)		1,008,852,989

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.8%
INVESTMENT COMPANIES–1.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(e) (cost $17,763,935)	17,763,935	17,763,935

TOTAL INVESTMENTS–102.3% (cost $924,440,380)		1,026,616,924
Other assets less liabilities–(2.3)%		(23,308,445)

NET ASSETS–100.0%		$1,003,308,479

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

4

GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $794,448,619)	$896,625,163	(a)
Affiliated issuers (cost $129,991,761—including investment of cash collateral for securities loaned of $17,763,935)	129,991,761
Receivable for investment securities sold	5,897,675
Unaffiliated dividends and interest receivable	626,692
Receivable for capital stock sold	104,630
Affiliated dividends receivable	55,174

Total assets	1,033,301,095

LIABILITIES
Payable for collateral received on securities loaned	17,763,935
Payable for investment securities purchased	10,901,398
Payable for capital stock redeemed	505,666
Advisory fee payable	465,733
Distribution fee payable	184,052
Administrative fee payable	8,554
Directors’ fees payable	437
Transfer Agent fee payable	97
Accrued expenses	162,744

Total liabilities	29,992,616

NET ASSETS	$1,003,308,479

COMPOSITION OF NET ASSETS
Capital stock, at par	$30,687
Additional paid-in capital	704,455,455
Undistributed net investment income	12,651,568
Accumulated net realized gain on investment transactions	183,994,225
Net unrealized appreciation on investments	102,176,544

	$1,003,308,479

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$147,475,109	4,451,750	$33.13
B	$855,833,370	26,235,032	$32.62

(a)	Includes securities on loan with a value of $16,701,135 (see Note E).

See notes to financial statements.

5

GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $185,767)	$8,475,890
Affiliated issuers	159,614
Interest	129,467

8,764,971

EXPENSES
Advisory fee (see Note B)	2,849,433
Distribution fee—Class B	1,103,727
Transfer agency—Class A	673
Transfer agency—Class B	3,879
Custodian	81,451
Printing	55,568
Legal	32,772
Administrative	26,580
Audit and tax	21,053
Directors’ fees	12,794
Miscellaneous	15,014

Total expenses	4,202,944
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(17,405)

Net expenses	4,185,539

Net investment income	4,579,432

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	71,872,144
Net change in unrealized appreciation/depreciation of investments	(83,742,009)

Net loss on investment transactions	(11,869,865)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(7,290,433)

See notes to financial statements.

6

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,579,432		$8,001,538
Net realized gain on investment transactions	71,872,144		116,524,792
Net change in unrealized appreciation/depreciation of investments	(83,742,009)		57,076,365

Net increase (decrease) in net assets from operations	(7,290,433)		181,602,695
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(2,170,398)
Class B	–0	–	(11,357,608)
Net realized gain on investment transactions
Class A	–0	–	(12,844,972)
Class B	–0	–	(78,677,989)
CAPITAL STOCK TRANSACTIONS
Net decrease	(55,515,233)		(53,100,913)
CAPITAL CONTRIBUTIONS
Proceeds from regulatory settlement (see Note F)	–0	–	73,379

Total increase (decrease)	(62,805,666)		23,524,194
NET ASSETS
Beginning of period	1,066,114,145		1,042,589,951

End of period (including undistributed net investment income of $12,651,568 and $8,072,136, respectively)	$1,003,308,479		$1,066,114,145

See notes to financial statements.

7

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Growth & Income Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$896,625,163		$–0	–	$–0	–	$896,625,163
Short-Term Investments	112,227,826		–0	–	–0	–	112,227,826
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,763,935		–0	–	–0	–	17,763,935

Total Investments in Securities	1,026,616,924		–0	–	–0	–	1,026,616,924
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$1,026,616,924		$–0	–	$–0	–	$1,026,616,924

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

9

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

10

AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $26,580.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $6,564.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$127,076	$14,848	$112,228	$56
Government Money Market Portfolio*	20,366	96,267	98,869	17,764	104

Total				$129,992	$160

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $238,848, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution

11

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$438,002,065		$485,365,888
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$119,000,947
Gross unrealized depreciation	(16,824,403)

Net unrealized appreciation	$102,176,544

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2018.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved

12

AB Variable Products Series Fund

by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had securities on loan with a value of $16,701,135 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $17,763,935. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $104,440 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $10,841. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	231,417		537,077	$7,731,978		$17,105,671
Shares issued in reinvestment of dividends and distributions	–0	–	502,186	–0	–	15,015,370
Shares redeemed	(556,803)		(1,257,989)	(18,625,055)		(40,491,419)

Net decrease	(325,386)		(218,726)	$(10,893,077)		$(8,370,378)

Class B
Shares sold	577,420		1,205,291	$19,023,055		$38,159,810
Shares issued in reinvestment of dividends and distributions	–0	–	3,051,020	–0	–	90,035,597
Shares redeemed	(1,918,499)		(5,445,755)	(63,645,211)		(172,925,942)

Net decrease	(1,341,079)		(1,189,444)	$(44,622,156)		$(44,730,535)

For the year ended December 31, 2017, the Portfolio recorded $73,379 related to settlements of regulatory proceedings. This amount is presented in the Portfolio’s statement of changes in net assets. Neither the Portfolio nor its affiliates were involved in the proceedings or the calculation of the payment.

At June 30, 2018, certain shareholders of the Portfolio owned 62% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

13

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Industry/Sector Risk—Investments in a particular industry or group of related industries may have more risk because market or economic factors affecting that industry could have a significant effect on the value of the Portfolio’s investments.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$21,981,056	$8,465,106
Net long-term capital gains	83,069,911	60,682,829

Total taxable distributions paid	$105,050,967	$69,147,935

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$37,266,903
Undistributed capital gains	86,075,132
Unrealized appreciation/(depreciation)	182,770,737	(a)

Total accumulated earnings/(deficit)	$306,112,772

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2018		Year Ended December 31,
	(unaudited)		2017		2016		2015		2014		2013
Net asset value, beginning of period	$33.35		$31.21		$30.12		$30.04		$27.80		$20.88

Income From Investment Operations
Net investment income (a)	.18	(b)	.31	(b)	.43	(b)†	.37		.40		.33
Net realized and unrealized gain (loss) on investment transactions	(.40)		5.21		2.84		.14		2.23		6.92
Capital contributions	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.22)		5.52		3.27		.51		2.63		7.25

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.49)		(.32)		(.43)		(.39)		(.33)
Distributions from net realized gain on investment transactions	–0	–	(2.89)		(1.86)		–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(3.38)		(2.18)		(.43)		(.39)		(.33)

Net asset value, end of period	$33.13		$33.35		$31.21		$30.12		$30.04		$27.80

Total Return
Total investment return based on net asset value (d)	(.66)%		18.93	%*	11.30	%†*	1.70	%*	9.54	%*	34.96	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147,475		$159,324		$155,924		$150,801		$168,135		$164,154
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.59	%^	.60%		.61%		.60%		.60%		.60%
Expenses, before waivers/reimbursements	.60	%^	.60%		.61%		.60%		.60%		.60%
Net investment income	1.10	%(b)^	.97	%(b)	1.46	%(b)†	1.21%		1.39%		1.35%
Portfolio turnover rate	47%		85%		101%		73%		51%		63%

See footnote summary on page 16.

15

GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2018		Year Ended December 31,
	(unaudited)		2017		2016		2015		2014		2013
Net asset value, beginning of period	$32.88		$30.82		$29.78		$29.71		$27.49		$20.66

Income From Investment Operations
Net investment income (a)	.14	(b)	.23	(b)	.36	(b)†	.29		.32		.27
Net realized and unrealized gain (loss) on investment transactions	(.40)		5.14		2.79		.14		2.22		6.83
Capital contributions	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.26)		5.37		3.15		.43		2.54		7.10

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.42)		(.25)		(.36)		(.32)		(.27)
Distributions from net realized gain on investment transactions	–0	–	(2.89)		(1.86)		–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(3.31)		(2.11)		(.36)		(.32)		(.27)

Net asset value, end of period	$32.62		$32.88		$30.82		$29.78		$29.71		$27.49

Total Return
Total investment return based on net asset value (d)	(.79)%		18.59	%*	11.07	%†*	1.43	%*	9.29	%*	34.59	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$855,833		$906,790		$886,666		$646,424		$701,442		$709,257
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.84	%^	.85%		.86%		.85%		.85%		.85%
Expenses, before waivers/reimbursements	.85	%^	.85%		.86%		.85%		.85%		.85%
Net investment income	.85	%(b)^	.72	%(b)	1.21	%(b)†	.96%		1.14%		1.11%
Portfolio turnover rate	47%		85%		101%		73%		51%		63%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.002	.01%	.01%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013 by .68%, .03%, .14%, .11% and .08%, respectively.

Includes the impact of proceeds recorded and credited to the Portfolio resulting from a regulatory settlement, which enhanced the Portfolio’s performance for the years ended December 31, 2017 by .01%.

^	Annualized.

See notes to financial statements.

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GROWTH & INCOME PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth and Income Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

17

GROWTH & INCOME PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2016. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2017 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

18

AB Variable Products Series Fund

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VPS-GI-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	INTERMEDIATE BOND PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERMEDIATE BOND PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees of other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees of other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$986.70	$5.57	1.13%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.19	$5.66	1.13%

Class B
Actual	$1,000	$985.60	$6.79	1.38%
Hypothetical (5% annual return before expenses)	$1,000	$1,017.95	$6.90	1.38%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

INTERMEDIATE BOND PORTFOLIO
TOP TEN SECTORS (including derivatives)[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Corporates—Investment Grade[2]	24.5%
Governments—Treasuries[3]	21.5
Mortgage Pass—Throughs	20.4
Commercial Mortgage-Backed Securities	12.9
Asset-Backed Securities	10.3
Collateralized Mortgage Obligations	7.2
Inflation-Linked Securities	5.4
Agencies	3.2
Investment Companies	2.1
Interest Rate Swaps[4]	(12.6)

SECTOR BREAKDOWN (excluding derivatives)5

June 30, 2018 (unaudited)

Corporates—Investment Grade	22.5%
Mortgage Pass-Throughs	18.8
Commercial Mortgage-Backed Securities	10.5
Asset-Backed Securities	9.4
Governments—Treasuries	7.6
Collateralized Mortgage Obligations	6.6
Inflation-Linked Securities	4.9
Corporates—Non-Investment Grade	3.5
Agencies	2.9
Emerging Markets—Treasuries	0.6
Local Governments— US Municipal Bonds	0.6
Emerging Markets—Corporate Bonds	0.5
Governments—Sovereign Bonds	0.4
Short-Term Investments	10.8
Other[6]	0.4

1	All data are as of June 30, 2018. The Portfolio’s sectors include derivative exposure and are expressed as approximate percentages of the Portfolio’s total net assets, based on the Adviser’s internal classification. The percentages will vary over time.

2	Includes Credit Default Swaps

3	Includes Treasury Futures

4	Represents the exposure of the Portfolio’s fixed-rate payments on the Interest Rate Swaps. Interest Rate Swaps involve the exchange by a fund with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating-rate payments for fixed-rate payments).

5	All data are as of June 30, 2018. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

6	“Other” represents less than 0.2% weightings in the following security types: Options Purchased—Calls, Preferred Stocks and Quasi-Sovereigns.

2

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

CORPORATES–INVESTMENT GRADE–24.5%
FINANCIAL INSTITUTIONS–13.5%
BANKING–12.3%
Banco Santander SA 3.25%, 4/04/26(a)	EUR	200	$241,891
3.50%, 4/11/22	U.S.$	200	195,072
Bank of America Corp. 2.881%, 4/24/23		145	141,007
4.45%, 3/03/26		25	25,033
Series DD 6.30%, 3/10/26(b)		27	28,551
Series FF 5.875%, 3/15/28(b)		5	4,895
Series L 3.95%, 4/21/25		360	352,537
Series Z 6.50%, 10/23/24(b)		41	43,517
Bank of Nova Scotia (The) 2.50%, 1/08/21		26	25,528
Banque Federative du Credit Mutuel SA 2.75%, 10/15/20(a)		200	197,490
BB&T Corp. 2.625%, 6/29/20		45	44,530
BNP Paribas SA 3.80%, 1/10/24(a)		200	195,540
Capital One Financial Corp. 3.30%, 10/30/24		135	128,775
Citigroup, Inc. 4.044%, 6/01/24		299	300,821
Commonwealth Bank of Australia 2.25%, 3/10/20(a)		52	51,219
Compass Bank 5.50%, 4/01/20		250	257,437
Cooperatieve Rabobank UA 4.375%, 8/04/25		250	245,177
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 6/09/23		265	262,048
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/21		118	113,599
3.75%, 5/22/25		53	51,719
3.85%, 7/08/24		210	208,207
Series D 6.00%, 6/15/20		195	205,041
HSBC Holdings PLC 4.25%, 8/18/25		203	199,403
JPMorgan Chase & Co. 3.22%, 3/01/25		140	135,051
3.54%, 5/01/28		255	244,012
Lloyds Banking Group PLC 4.582%, 12/10/25		200	196,124
Manufacturers & Traders Trust Co. 2.625%, 1/25/21		250	246,015

	Principal Amount (000)		U.S. $ Value

Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/01/26	U.S.$	200	$199,106
Morgan Stanley 3.737%, 4/24/24		75	74,678
5.00%, 11/24/25		60	62,123
Series G 4.35%, 9/08/26		186	183,524
MUFG Bank Ltd. 2.30%, 3/05/20(a)		200	196,980
PNC Bank NA 2.60%, 7/21/20		250	246,992
Santander Holdings USA, Inc. 4.40%, 7/13/27		140	133,960
UBS AG/Stamford CT 7.625%, 8/17/22		250	275,860
UBS Group Funding Switzerland AG 4.125%, 9/24/25(a)		200	198,738
US Bancorp Series J 5.30%, 4/15/27(b)		63	62,767
Wells Fargo & Co. 3.069%, 1/24/23		113	109,812

			6,084,779

FINANCE–0.3%
Synchrony Financial 3.95%, 12/01/27		135	124,655

INSURANCE–0.5%
American International Group, Inc. Series A-9 5.75%, 4/01/48		57	55,919
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20		31	32,205
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		35	55,088
New York Life Global Funding 1.95%, 2/11/20(a)		129	126,818

			270,030

REITS–0.4%
American Tower Corp. 3.40%, 2/15/19		35	35,103
Host Hotels & Resorts LP Series D 3.75%, 10/15/23		6	5,879
Welltower, Inc. 4.00%, 6/01/25		146	143,325

			184,307

			6,663,771

INDUSTRIAL–10.1%
BASIC–1.3%
Eastman Chemical Co. 3.80%, 3/15/25		50	49,497

3

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Glencore Funding LLC 4.125%, 5/30/23(a)	U.S.$	58	$57,860
Mosaic Co. (The) 5.625%, 11/15/43		40	40,245
Sociedad Quimica y Minera de Chile SA 3.625%, 4/03/23(a)		260	251,225
Vale Overseas Ltd. 6.25%, 8/10/26		135	146,480
Yamana Gold, Inc. 4.95%, 7/15/24		81	80,922

			626,229

CAPITAL GOODS–0.3%
Embraer Netherlands Finance BV 5.40%, 2/01/27		85	87,975
General Electric Co. Series D 5.00%, 1/21/21(b)		40	39,494

			127,469

COMMUNICATIONS–MEDIA–0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25		135	136,322
Cox Communications, Inc. 2.95%, 6/30/23(a)		51	48,409
Time Warner Cable LLC 4.125%, 2/15/21		200	201,310
Warner Media LLC 4.875%, 3/15/20		53	54,375

			440,416

COMMUNICATIONS–TELECOMMUNICATIONS–1.4%
AT&T, Inc. 3.40%, 5/15/25		310	291,074
4.125%, 2/17/26		147	143,535
Crown Castle Towers LLC 4.883%, 8/15/20(a)		39	39,893
Rogers Communications, Inc. 4.00%, 6/06/22	CAD	27	21,307
Verizon Communications, Inc. 4.862%, 8/21/46	U.S.$	75	70,231
Vodafone Group PLC 3.75%, 1/16/24		40	39,640
4.125%, 5/30/25		88	87,689

			693,369

CONSUMER CYCLICAL–AUTOMOTIVE–0.3%
General Motors Financial Co., Inc. 3.10%, 1/15/19		110	110,114
4.00%, 1/15/25		23	22,392
4.30%, 7/13/25		30	29,508

			162,014

	Principal Amount (000)		U.S. $ Value

CONSUMER NON-CYCLICAL–2.0%
Becton Dickinson and Co. 3.734%, 12/15/24	U.S.$	40	$39,062
Biogen, Inc. 4.05%, 9/15/25		144	144,646
Bunge Ltd. Finance Corp. 8.50%, 6/15/19		2	2,100
CVS Health Corp. 4.10%, 3/25/25		60	59,699
4.30%, 3/25/28		60	59,176
Danone SA 1.691%, 10/30/19(a)		200	196,576
Medtronic, Inc. 3.50%, 3/15/25		195	192,713
Reynolds American, Inc. 6.875%, 5/01/20		50	53,072
Tyson Foods, Inc. 2.65%, 8/15/19		39	38,846
3.95%, 8/15/24		123	122,764
Zimmer Biomet Holdings, Inc. 2.70%, 4/01/20		51	50,521
Zoetis, Inc. 3.45%, 11/13/20		45	45,132

			1,004,307

ENERGY–2.0%
Cenovus Energy, Inc. 3.00%, 8/15/22		12	11,487
5.70%, 10/15/19		36	36,928
Encana Corp. 3.90%, 11/15/21		45	45,315
Enterprise Products Operating LLC 3.70%, 2/15/26		161	157,907
5.20%, 9/01/20		55	57,254
Hess Corp. 4.30%, 4/01/27		109	105,158
Noble Energy, Inc. 3.90%, 11/15/24		107	105,497
4.15%, 12/15/21		40	40,641
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		137	129,917
Sabine Pass Liquefaction LLC 5.00%, 3/15/27		80	81,642
TransCanada PipeLines Ltd. 9.875%, 1/01/21		108	124,442
Williams Partners LP 4.125%, 11/15/20		97	98,269

			994,457

SERVICES–0.6%
Expedia Group, Inc. 3.80%, 2/15/28		94	86,311
S&P Global, Inc. 4.40%, 2/15/26		127	130,365
Total System Services, Inc. 3.75%, 6/01/23		19	18,822

4

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

4.00%, 6/01/23	U.S.$	43	$43,163

			278,661

TECHNOLOGY–1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 1/15/24		28	27,103
3.875%, 1/15/27		62	58,728
Dell International LLC/EMC Corp. 5.45%, 6/15/23(a)		83	86,853
6.02%, 6/15/26(a)		78	81,964
KLA-Tencor Corp. 4.65%, 11/01/24		134	138,585
Lam Research Corp. 2.80%, 6/15/21		39	38,320
Motorola Solutions, Inc. 3.50%, 3/01/23		82	79,449
7.50%, 5/15/25		4	4,702
Seagate HDD Cayman 4.75%, 1/01/25		75	71,947
VMware, Inc. 2.95%, 8/21/22		45	43,161

			630,812

			4,957,734

UTILITY–0.9%
ELECTRIC–0.9%
Berkshire Hathaway Energy Co. 6.125%, 4/01/36		88	108,645
Enel Chile SA 4.875%, 6/12/28		68	68,376
Exelon Generation Co. LLC 2.95%, 1/15/20		81	80,698
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/24(a)		200	205,500

			463,219

Total Corporates–Investment Grade (cost $12,137,687)			12,084,724

MORTGAGE PASS-THROUGHS–20.4%
AGENCY FIXED RATE 15-YEAR–2.3%
Federal National Mortgage Association Series 2016 2.50%, 7/01/31–1/01/32		1,193	1,161,858

AGENCY FIXED RATE 30-YEAR–18.1%
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 1/01/35		79	85,822

	Principal Amount (000)		U.S. $ Value

Series 2007 5.50%, 7/01/35	U.S.$	22	$24,056
Series 2016 4.00%, 2/01/46		237	243,831
Series 2017 4.00%, 7/01/44		187	192,723
Federal National Mortgage Association Series 2003 5.50%, 4/01/33–7/01/33		74	80,610
Series 2004 5.50%, 4/01/34–11/01/34		66	71,755
Series 2005 5.50%, 2/01/35		78	85,371
Series 2010 4.00%, 12/01/40		112	114,997
Series 2013 4.00%, 10/01/43		453	465,188
Series 2017 3.50%, 9/01/47–12/01/47		2,338	2,328,216
Series 2018 3.50%, 2/01/48–4/01/48		1,810	1,802,065
4.00%, 7/01/48, TBA		918	935,930
4.50%, 7/25/48, TBA		2,134	2,222,028
Government National Mortgage Association Series 1994 9.00%, 9/15/24		1	1,156
Series 2016 3.00%, 4/20/46		279	273,625

			8,927,373

Total Mortgage Pass-Throughs (cost $10,152,146)			10,089,231

COMMERCIAL MORTGAGE-BACKED SECURITIES–11.5%
NON-AGENCY FIXED RATE CMBS–9.1%
BHMS Commercial Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33(a)		200	200,038
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/50		155	151,558
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 5/10/58		115	111,312
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 3/13/35(a)		260	259,535

5

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 2/10/48	U.S.$	144	$139,990
Series 2015-GC35, Class A4 3.818%, 11/10/48		55	55,650
Series 2016-C1, Class A4 3.209%, 5/10/49		192	186,602
Series 2016-GC36, Class A5 3.616%, 2/10/49		65	64,884
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 4/12/35(a)		69	66,293
Series 2014-UBS3, Class A4 3.819%, 6/10/47		130	131,803
Series 2014-UBS5, Class A4 3.838%, 9/10/47		130	131,727
Series 2015-CR24, Class A5 3.696%, 8/10/48		65	65,139
Series 2015-DC1, Class A5 3.35%, 2/10/48		80	79,081
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 6/15/57		100	99,087
Series 2015-C3, Class A4 3.718%, 8/15/48		117	116,587
Series 2015-C4, Class A4 3.808%, 11/15/48		215	216,728
GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.706%, 12/10/27(a)		229	228,173
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 4/10/31(a)		136	135,811
Series 2018-GS9, Class A4 3.992%, 3/10/51		75	76,244
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 5/15/47(c)		25	25,011
Series 2012-C6, Class D 5.312%, 5/15/45(c)		110	107,577
Series 2012-C6, Class E 5.312%, 5/15/45(a)(c)		132	115,814

	Principal Amount (000)		U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 8/15/47	U.S.$	100	$101,386
Series 2014-C22, Class XA 1.046%, 9/15/47(d)		2,822	118,915
Series 2015-C30, Class A5 3.822%, 7/15/48		65	65,807
Series 2015-C31, Class A3 3.801%, 8/15/48		195	197,280
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39(c)		36	27,398
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 3/10/49(a)		159	153,688
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/49		100	98,931
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 5/15/51		125	129,696
Series 2018-C8, Class A4 3.983%, 2/15/51		100	101,327
Series 2018-C9, Class A4 4.117%, 3/15/51		125	127,909
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/45		112	109,735
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.584%, 12/15/59(c)		85	82,063
Series 2016-NXS6, Class C 4.455%, 11/15/49(c)		100	98,367
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.365%, 3/15/45(a)(d)		1,322	58,561
Series 2014-C20, Class A2 3.036%, 5/15/47		106	106,162
WFRBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 3/15/47		130	134,269

			4,476,138

6

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

NON-AGENCY FLOATING RATE CMBS–2.4%
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 2.932% (LIBOR 1 Month + 0.95%), 6/15/35(a)(e)	U.S.$	100	$99,935
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 3.073% (LIBOR 1 Month + 1.00%), 11/15/33(a)(c)(e)		185	186,708
BX Trust Series 2017-IMC, Class A 3.123% (LIBOR 1 Month + 1.05%), 10/15/32(a)(e)		135	135,111
Credit Suisse Mortgage Trust Series 2016-MFF, Class D 6.673% (LIBOR 1 Month + 4.60%), 11/15/33(a)(c)(e)		100	100,999
Great Wolf Trust Series 2017-WOLF, Class A 3.073% (LIBOR 1 Month + 0.85%), 9/15/34(a)(e)		93	93,003
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class A 3.773% (LIBOR 1 Month + 1.70%), 7/15/36(a)(e)		82	82,230
RETL Series 2018-RVP, Class A 3.173% (LIBOR 1 Month + 1.10%), 3/15/33(a)(e)		94	94,572
Starwood Retail Property Trust Series 2014-STAR, Class A 3.293% (LIBOR 1 Month + 1.22%), 11/15/27(a)(e)		180	180,472

	Principal Amount (000)		U.S. $ Value

Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A 3.423% (LIBOR 1 Month + 1.35%), 6/15/29(a)(e)	U.S.$	211	$211,063

			1,184,093

Total Commercial Mortgage-Backed Securities (cost $5,806,362)			5,660,231

ASSET-BACKED SECURITIES–10.3%
AUTOS–FIXED RATE–4.9%
Ally Auto Receivables Trust Series 2015-2, Class A3 1.49%, 11/15/19		19	18,808
AmeriCredit Automobile Receivables Trust Series 2016-4, Class A2A 1.34%, 4/08/20		12	11,562
Series 2017-3, Class A2A 1.69%, 12/18/20		43	43,115
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97%, 2/20/20(a)		288	288,082
Series 2016-1A, Class A 2.99%, 6/20/22(a)		100	99,012
California Republic Auto Receivables Trust Series 2014-2, Class A4 1.57%, 12/16/19		6	6,174
DT Auto Owner Trust Series 2017-3A, Class A 1.73%, 8/17/20(a)		21	20,766
Series 2018-1A, Class A 2.59%, 5/17/21(a)		90	90,250
Exeter Automobile Receivables Trust Series 2016-3A, Class A 1.84%, 11/16/20(a)		9	9,047
Series 2016-3A, Class D 6.40%, 7/17/23(a)		100	103,533
Series 2017-1A, Class D 6.20%, 11/15/23(a)		100	102,821
Series 2017-2A, Class A 2.11%, 6/15/21(a)		30	30,066
Series 2017-3A, Class A 2.05%, 12/15/21(a)		75	74,892
Series 2017-3A, Class C 3.68%, 7/17/23(a)		60	60,016

7

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/22(a)	U.S.$	125	$124,970
Series 2017-3, Class A 1.88%, 10/15/21(a)		59	58,241
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31%, 4/15/26(a)		257	255,049
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1 1.98%, 1/15/22		198	195,310
Series 2016-1, Class A1 1.76%, 2/15/21		131	129,290
Series 2017-1, Class A1 2.07%, 5/15/22		115	112,971
Harley-Davidson Motorcycle Trust Series 2015-1, Class A3 1.41%, 6/15/20		21	20,951
Hertz Vehicle Financing II LP Series 2015-1A, Class B 3.52%, 3/25/21(a)		115	114,460
Series 2017-1A, Class A 2.96%, 10/25/21(a)		125	123,452
Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 8/25/19(a)		162	161,522
Series 2018-2A, Class A Zero Coupon, 6/27/22(a)		125	124,987
Santander Drive Auto Receivables Trust Series 2017-3, Class A2 1.67%, 6/15/20		33	32,579
Westlake Automobile Receivables Trust Series 2018-1A, Class A1 1.75%, 2/15/19(a)		4	3,858

			2,415,784

OTHER ABS–FIXED RATE–2.9%
CLUB Credit Trust Series 2017-P1, Class B 3.56%, 9/15/23(a)(c)		100	99,570
Series 2017-P2, Class A 2.61%, 1/15/24(a)(c)		73	72,553
CNH Equipment Trust Series 2014-B, Class A4 1.61%, 5/17/21		36	35,964
Series 2015-A, Class A4 1.85%, 4/15/21		134	133,072
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 7/15/25(a)(c)		100	99,924

	Principal Amount (000)		U.S. $ Value

Marlette Funding Trust Series 2016-1A, Class A 3.06%, 1/17/23(a)(c)	U.S.$	5	$5,027
Series 2017-1A, Class A 2.827%, 3/15/24(a)(c)		28	28,215
Series 2017-2A, Class A 2.39%, 7/15/24(a)(c)		53	52,412
Series 2017-3A, Class A 2.36%, 12/15/24(a)(c)		62	61,521
Series 2017-3A, Class B 3.01%, 12/15/24(a)(c)		100	99,333
SBA Tower Trust Series 2015-1A,Class C 3.156%, 10/08/20(a)(c)		147	145,816
SoFi Consumer Loan Program LLC Series 2016-2, Class A 3.09%, 10/27/25(a)(c)		46	46,203
Series 2016-3, Class A 3.05%, 12/26/25(a)(c)		53	52,406
Series 2017-1, Class A 3.28%, 1/26/26(a)(c)		49	49,209
Series 2017-2, Class A 3.28%, 2/25/26(a)(c)		60	59,752
Series 2017-3, Class A 2.77%, 5/25/26(a)(c)		68	67,477
Series 2017-4, Class B 3.59%, 5/26/26(a)(c)		130	126,639
Series 2017-5, Class A2 2.78%, 9/25/26(a)(c)		110	108,245
SoFi Consumer Loan Program Trust Series 2018-1, Class A1 2.55%, 2/25/27(a)(c)		98	97,371

			1,440,709

CREDIT CARDS–FIXED RATE–1.9%
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22		232	231,637
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74%, 9/15/21		173	172,744
Series 2016-1, Class A 2.04%, 3/15/22		130	129,491
World Financial Network Credit Card Master Trust Series 2016-B, Class A 1.44%, 6/15/22		137	136,827
Series 2017-B, Class A 1.98%, 6/15/23		110	108,931
Series 2018-A, Class A 3.07%, 12/16/24		130	129,430

			909,060

8

AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

AUTOS–FLOATING RATE–0.4%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A 2.573% (LIBOR 1 Month + 0.50%), 7/15/20(a)(e)	U.S.$		214	$214,011

HOME EQUITY LOANS–FIXED RATE–0.1%
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33(c)			56	56,006

HOME EQUITY LOANS–FLOATING RATE–0.1%
Asset Backed Funding Certificates Trust Series 2003-WF1, Class A2 3.216% (LIBOR 1 Month + 1.13%), 12/25/32(c)(e)			27	26,666

Total Asset-Backed Securities (cost $5,082,522)				5,062,236

GOVERNMENTS–TREASURIES–8.3%
SINGAPORE–0.5%
Singapore Government Bond 2.75%, 3/01/46		SGD	361	257,532

UNITED STATES–7.8%
U.S. Treasury Bonds
2.75%, 11/15/47		U.S.$	158	150,668
2.875%, 11/15/46			26	25,452
3.00%, 11/15/45			1,753	1,758,077
3.75%, 11/15/43			51	57,941
4.50%, 2/15/36			99	121,027
5.375%, 2/15/31			120	151,631
5.50%, 8/15/28			50	61,547
6.25%, 5/15/30			179	238,989
U.S. Treasury Notes
1.25%, 3/31/21			460	443,541
2.25%, 2/15/27			199	189,634
2.625%, 2/28/23			653	650,347

				3,848,854

Total Governments–Treasuries (cost $4,383,354)				4,106,386

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS–7.2%
RISK SHARE FLOATING RATE–4.6%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.591% (LIBOR 1 Month + 6.50%), 4/25/26(e)(f)	U.S.$	48	$48,355
Bellemeade Re Ltd. Series 2017-1, Class M1 3.791% (LIBOR 1 Month + 1.70%), 10/25/27(a)(e)		120	120,086
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN4, Class M3 6.641% (LIBOR 1 Month + 4.55%), 10/25/24(e)		201	223,283
Series 2015-HQA1, Class M2 4.741% (LIBOR 1 Month + 2.65%), 3/25/28(e)		103	104,791
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 1M2 5.091% (LIBOR 1 Month + 3.00%), 7/25/24(e)		46	49,813
Series 2014-C04, Class 2M2 7.091% (LIBOR 1 Month + 5.00%), 11/25/24(e)		47	52,434
Series 2015-C01, Class 1M2 6.391% (LIBOR 1 Month + 4.30%), 2/25/25(e)		66	72,894
Series 2015-C01, Class 2M2 6.641% (LIBOR 1 Month + 4.55%), 2/25/25(e)		54	58,239
Series 2015-C02, Class 1M2 6.091% (LIBOR 1 Month + 4.00%), 5/25/25(e)		82	89,300

9

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2015-C02, Class 2M2 6.091% (LIBOR 1 Month + 4.00%), 5/25/25(e)	U.S.$	91	$97,909
Series 2015-C03, Class 1M2 7.091% (LIBOR 1 Month + 5.00%), 7/25/25(e)		102	115,579
Series 2015-C03, Class 2M2 7.091% (LIBOR 1 Month + 5.00%), 7/25/25(e)		82	91,184
Series 2015-C04, Class 1M2 7.791% (LIBOR 1 Month + 5.70%), 4/25/28(e)		125	145,725
Series 2015-C04, Class 2M2 7.641% (LIBOR 1 Month + 5.55%), 4/25/28(e)		114	129,066
Series 2016-C01, Class 1M2 8.841% (LIBOR 1 Month + 6.75%), 8/25/28(e)		160	193,832
Series 2016-C01, Class 2M2 9.041% (LIBOR 1 Month + 6.95%), 8/25/28(e)		92	110,472
Series 2016-C02, Class 1M2 8.091% (LIBOR 1 Month + 6.00%), 9/25/28(e)		130	153,765
Series 2016-C03, Class 2M2 7.991% (LIBOR 1 Month + 5.90%), 10/25/28(e)		173	201,731
Series 2016-C05, Class 2M2 6.541% (LIBOR 1 Month + 4.45%), 1/25/29(e)		105	116,865
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.341% (LIBOR 1 Month + 5.25%), 11/25/25(e)(f)		46	52,242

	Principal Amount (000)		U.S. $ Value

Series 2015-WF1, Class 2M2 7.591% (LIBOR 1 Month + 5.50%), 11/25/25(e)(f)	U.S.$	20	$23,737

			2,251,302

AGENCY FLOATING RATE–1.2%
Federal National Mortgage Association REMICs Series 2011-131, Class ST 4.449% (6.54%-LIBOR 1 Month), 12/25/41(e)(g)		173	30,777
Series 2012-70, Class SA 4.459% (6.55%-LIBOR 1 Month), 7/25/42(e)(g)		322	57,835
Series 2015-90, Class SL 4.059% (6.15%-LIBOR 1 Month), 12/25/45(e)(g)		350	53,062
Series 2016-77, Class DS 3.909% (6.00%-LIBOR 1 Month), 10/25/46(e)(g)		351	55,303
Series 2017-16, Class SG 3.959% (6.05%-LIBOR 1 Month), 3/25/47(e)(g)		344	56,621
Series 2017-26, Class TS 3.859% (6.95%-LIBOR 1 Month), 4/25/47(e)(g)		326	54,569
Series 2017-62, Class AS 4.059% (6.15%-LIBOR 1 Month), 8/25/47(e)(g)		341	56,107
Series 2017-81, Class SA 4.109% (6.20%-LIBOR 1 Month), 10/25/47(e)(g)		334	55,989
Series 2017-97, Class LS 4.109% (6.20%-LIBOR 1 Month), 12/25/47(e)(g)		341	62,380
Government National Mortgage Association Series 2017-134, Class SE 4.116% (6.20%-LIBOR 1 Month), 9/20/47(e)(g)		284	46,271
Series 2017-65, Class ST 4.066% (6.15%-LIBOR 1 Month), 4/20/47(e)(g)		330	58,653

			587,567

NON-AGENCY FIXED RATE–1.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 7/25/35		19	18,263

10

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2005-57CB, Class 4A3 5.50%, 12/25/35	U.S.$	38	$33,172
Series 2006-24CB, Class A16 5.75%, 6/25/36		73	61,903
Series 2006-28CB, Class A14 6.25%, 10/25/36		51	42,474
Series 2006-J1, Class 1A13 5.50%, 2/25/36		40	36,749
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 7/25/37		25	21,273
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 3.853%, 5/25/35		43	43,260
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 5/25/36		37	31,053
Series 2006-13, Class 1A19 6.25%, 9/25/36		20	16,968
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 7/25/36		60	49,559
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.941%, 7/25/36		127	122,336
JP Morgan Mortgage Trust Series 2007-S3, Class 1A8 6.00%, 8/25/37		34	27,569
Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A5 5.75%, 7/25/37		17	16,648

			521,227

NON-AGENCY FLOATING RATE–0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 2.281% (LIBOR 1 Month + 0.19%), 12/25/36(e)		141	84,490

	Principal Amount (000)			U.S. $ Value

HomeBanc Mortgage Trust Series 2005-1, Class A1 2.341% (LIBOR 1 Month + 0.25%), 3/25/35(e)	U.S.$		49	$43,419

				127,909

AGENCY FIXED RATE–0.1%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 2.583%, 5/28/35(c)			50	46,950

Total Collateralized Mortgage Obligations (cost $3,388,082)				3,534,955

INFLATION-LINKED SECURITIES–5.4%
JAPAN–1.2%
Japanese Government CPI Linked Bond Series 22 0.10%, 3/10/27		JPY	60,102	574,345

UNITED STATES–4.2%
U.S. Treasury Inflation Index 0.125%, 4/15/19-4/15/20 (TIPS)		U.S.$	1,229	1,220,132
0.375%, 7/15/25 (TIPS)			872	856,240

				2,076,372

Total Inflation-Linked Securities (cost $2,678,634)				2,650,717

CORPORATES–NON-INVESTMENT GRADE–3.8%
INDUSTRIAL–2.4%
BASIC–0.2%
NOVA Chemicals Corp. 5.25%, 8/01/23(a)			74	73,987

COMMUNICATIONS–MEDIA–0.4%
Altice France SA/France 5.375%, 5/15/22(a)		EUR	120	143,990
CSC Holdings LLC 6.75%, 11/15/21		U.S.$	30	31,429

				175,419

COMMUNICATIONS– TELECOMMUNICATIONS–0.5%
Sprint Capital Corp. 6.90%, 5/01/19			210	214,116
Windstream Services LLC/Windstream Finance Corp. 6.375%, 8/01/23			71	42,939

				257,055

11

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

CONSUMER CYCLICAL–OTHER–0.1%
KB Home 4.75%, 5/15/19	U.S.$	63	$63,314

CONSUMER NON-CYCLICAL–0.3%
First Quality Finance Co., Inc. 4.625%, 5/15/21(a)		85	82,979
Spectrum Brands, Inc. 5.75%, 7/15/25		69	68,150

			151,129

ENERGY–0.6%
Antero Resources Corp. 5.125%, 12/01/22		16	16,026
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		68	48,263
Nabors Industries, Inc. 5.50%, 1/15/23		113	109,126
PDC Energy, Inc. 5.75%, 5/15/26(a)		46	45,735
SM Energy Co. 6.50%, 1/01/23		9	9,128
Sunoco LP/Sunoco Finance Corp. 4.875%, 1/15/23(a)		69	66,231

			294,509

TECHNOLOGY–0.2%
Western Digital Corp. 4.75%, 2/15/26		98	95,204

TRANSPORTATION– SERVICES–0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25(a)		52	47,610

			1,158,227

FINANCIAL INSTITUTIONS–1.3%
BANKING–1.1%
Barclays Bank PLC 6.86%, 6/15/32(a)(b)		29	32,569
CIT Group, Inc. 5.25%, 3/07/25		56	56,721
Citigroup, Inc. 5.95%, 1/30/23(b)		55	55,901
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22(b)		74	69,617
ING Groep NV 6.875%, 4/16/22(a)(b)		200	204,016

	Principal Amount (000)		U.S. $ Value

Royal Bank of Scotland Group PLC 2.006% (EURIBOR 3 Month + 2.33%), 9/30/18(a)(b)(e)	EUR	50	$57,514
Standard Chartered PLC 3.869% (LIBOR 3 Month + 1.51%), 1/30/27(a)(b)(e)	U.S.$	100	87,232

			563,570

FINANCE–0.2%
Navient Corp. 6.625%, 7/26/21		95	98,253

			661,823

UTILITY–0.1%
ELECTRIC–0.1%
AES Corp./VA 4.00%, 3/15/21		49	48,819

Total Corporates–Non-Investment Grade (cost $1,966,060)			1,868,869

AGENCIES–3.2%
AGENCY DEBENTURES–3.2%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $1,550,221)		1,677	1,581,478

EMERGING MARKETS–TREASURIES–0.7%
ARGENTINA–0.1%
Argentina POM Politica Monetaria Series POM 32.223% (ARPP7DRR), 6/21/20(e)	ARS	900	31,774

BRAZIL–0.6%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/27	BRL	1,300	306,586

Total Emerging Markets–Treasuries (cost $377,263)			338,360

LOCAL GOVERNMENTS–US MUNICIPAL BONDS–0.6%
UNITED STATES–0.6%
State of California Series 2010 7.625%, 3/01/40 (cost $203,048)	U.S.$	200	294,968

12

AB Variable Products Series Fund

Principal Amount (000)			U.S. $ Value

EMERGING MARKETS–CORPORATE BONDS–0.5%
INDUSTRIAL–0.4%
CAPITAL GOODS–0.1%
Odebrecht Finance Ltd. 7.125%, 6/26/42(a)	U.S.$	200	$70,822

ENERGY–0.3%
Petrobras Global Finance BV 5.75%, 2/01/29		78	68,477
6.125%, 1/17/22		2	2,037
6.25%, 3/17/24		63	62,386

			132,900

			203,722

UTILITY–0.1%
ELECTRIC–0.1%
Genneia SA 8.75%, 1/20/22(a)		35	33,907
Terraform Global Operating LLC 6.125%, 3/01/26(a)		21	20,816

			54,723

Total Emerging Markets–Corporate Bonds (cost $263,698)			258,445

GOVERNMENTS–SOVEREIGN BONDS–0.4%
QATAR–0.4%
Qatar Government International Bond 3.875%, 4/23/23(a) (cost $198,691)		200	199,854

QUASI-SOVEREIGNS–0.2%
QUASI-SOVEREIGN BONDS–0.2%
MEXICO–0.2%
Petroleos Mexicanos 4.625%, 9/21/23 (cost $120,000)		120	117,720

Shares
PREFERRED STOCKS–0.2%
FINANCIAL INSTITUTIONS–0.2%
REITS–0.2%
Sovereign Real Estate Investment Trust 12.00%(a) (cost $87,658)		93	108,810

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED–CALLS–0.0%
SWAPTIONS–0.0%
IRS Swaption Expiration: Jul 2018; Contracts: 2,650,000; Exercise Rate: 2.96%; Counterparty: Morgan Stanley Capital Services LLC(h) (cost $8,720)	USD	2,650,000	$866

SHORT-TERM INVESTMENTS–11.7%
GOVERNMENTS–TREASURIES–8.4%
JAPAN–8.4%
Japan Treasury Discount Bill Series 743 Zero Coupon, 9/10/18	JPY	117,650	1,062,954
Series 748 Zero Coupon, 7/02/18		170,900	1,543,603
Series 760 Zero Coupon, 8/27/18		169,300	1,529,495

Total Governments–Treasuries (cost $4,232,098)			4,136,052

	Shares
INVESTMENT COMPANIES–2.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(i)(j)(k) (cost $1,048,730)		1,048,730	1,048,730

	Principal Amount (000)
U.S. TREASURY BILLS–1.2%
U.S. Treasury Bill Zero Coupon, 8/30/18 (cost $597,169)	U.S.$	599	597,169

Total Short-Term Investments (cost $5,877,997)			5,781,951

TOTAL INVESTMENTS–108.9% (cost $54,282,143)			53,739,801
Other assets less liabilities–(8.9)%			(4,389,976)

NET ASSETS–100.0%			$49,349,825

13

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	8	September 2018	USD	1,600	$1,694,260	$1,694,625	$365
U.S. T-Note 5 Yr (CBT) Futures	24	September 2018	USD	2,400	2,718,429	2,726,813	8,384
U.S. Ultra Bond (CBT) Futures	11	September 2018	USD	1,100	1,687,649	1,755,188	67,539

Sold Contracts
10 Yr Mini Japan Government Bond Futures	19	September 2018	JPY	190,000	2,584,053	2,588,592	(4,539)
Euro-BOBL Futures	4	September 2018	EUR	400	614,119	617,393	(3,274)
U.S. T-Note 10 Yr (CBT) Futures	5	September 2018	USD	500	597,650	600,938	(3,288)

							$65,187

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	498	USD	130	7/03/18	$1,354
Bank of America, NA	USD	129	BRL	498	7/03/18	(665)
Barclays Bank PLC	BRL	772	USD	207	7/03/18	7,513
Barclays Bank PLC	USD	200	BRL	772	7/03/18	(1,030)
Barclays Bank PLC	TWD	4,520	USD	153	9/13/18	3,673
BNP Paribas SA	ARS	1,173	USD	45	7/05/18	4,990
Citibank, NA	EUR	724	USD	847	7/18/18	719
Citibank, NA	KRW	94,378	USD	88	7/26/18	2,925
Citibank, NA	USD	158	KRW	168,191	7/26/18	(7,076)
Citibank, NA	USD	98	INR	6,690	8/09/18	(1,232)
Goldman Sachs Bank USA	USD	202	MYR	793	7/12/18	(5,711)
HSBC Bank USA	JPY	354,066	USD	3,213	7/18/18	12,043
HSBC Bank USA	INR	6,637	USD	97	8/09/18	974
HSBC Bank USA	TWD	1,230	USD	42	9/13/18	1,075
Morgan Stanley & Co., Inc.	BRL	1,270	USD	329	7/03/18	1,695
Morgan Stanley & Co., Inc.	USD	336	BRL	1,270	7/03/18	(8,742)
Morgan Stanley & Co., Inc.	BRL	1,270	USD	335	8/02/18	8,957
Standard Chartered Bank	KRW	74,154	USD	69	7/26/18	1,891
State Street Bank & Trust Co.	MYR	793	USD	198	7/12/18	1,093
State Street Bank & Trust Co.	EUR	69	USD	81	7/18/18	(101)
State Street Bank & Trust Co.	USD	122	EUR	104	7/18/18	16
State Street Bank & Trust Co.	USD	282	EUR	238	7/18/18	(3,391)
State Street Bank & Trust Co.	PLN	513	USD	141	7/19/18	3,919
State Street Bank & Trust Co.	USD	144	PLN	513	7/19/18	(7,163)
State Street Bank & Trust Co.	GBP	249	USD	335	8/03/18	5,427
State Street Bank & Trust Co.	USD	139	GBP	106	8/03/18	624
State Street Bank & Trust Co.	USD	27	GBP	20	8/03/18	(125)
State Street Bank & Trust Co.	USD	144	MXN	2,987	8/07/18	5,685
State Street Bank & Trust Co.	AUD	295	USD	224	8/09/18	5,959
State Street Bank & Trust Co.	NZD	415	USD	291	8/09/18	9,729

14

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	35	AUD	46	8/09/18	$(621)
State Street Bank & Trust Co.	SGD	452	USD	338	8/16/18	5,605
State Street Bank & Trust Co.	USD	25	CAD	33	8/30/18	(318)
State Street Bank & Trust Co.	USD	197	MYR	793	11/29/18	(1,250)

						$48,441

INTEREST RATE SWAPTIONS WRITTEN (see Note D)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
OTC—1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.82%	7/06/18	$6,375	$6,848	$(2,281)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 30, 5 Year Index, 6/20/23*	(1.00)%	Quarterly	0.67%	USD	760	$(11,697)	$(12,904)	$1,207

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
AUD	3,870	6/21/20	2.118%	3 Month BBR	Quarterly/ Quarterly	$(2,690)	$–0–		$(2,690)
NOK	44,100	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/ Annual	(5,665)	–0–		(5,665)
USD	105	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	5,401	–0–		5,401
EUR	3,380	6/11/20	(0.115%)	6 Month EURIBOR	Annual/ Semi-Annual	(4,932)	–0–		(4,932)
SEK	4,830	3/31/22	3 Month STIBOR	0.341%	Quarterly/ Annual	4,149	2		4,147
NZD	1,015	3/31/22	3 Month BKBM	2.936%	Quarterly/ Semi-Annual	15,934	–0	–	15,934
USD	740	11/10/25	2.256%	3 Month LIBOR	Semi-Annual/ Quarterly	33,066	–0	–	33,066
USD	80	6/28/26	1.460%	3 Month LIBOR	Semi-Annual/ Quarterly	8,475	–0	–	8,475
USD	260	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/ Quarterly	10,862	–0	–	10,862

15

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD	180	3/28/28	2.920%	3 Month LIBOR	Semi-Annual/ Quarterly	$(715)	$–0	–	$(715)
EUR	2,460	4/10/20	(0.149%)	6 Month EURIBOR	Annual/ Semi-Annual	(3,295)	(3,001)		(294)
EUR	310	4/10/20	(0.150%)	6 Month EURIBOR	Annual/ Semi-Annual	(408)	(378)		(30)
EUR	1,020	4/11/20	(0.148%)	6 Month EURIBOR	Annual/ Semi-Annual	(1,386)	(26)		(1,360)
USD	175	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	16,576	–0	–	16,576
USD	200	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	18,637	–0	–	18,637

						$94,009	$(3,403)		$97,412

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.64%	USD	98	$(4,295)	$(1,165)	$(3,130)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.64	USD	112	(4,909)	(1,380)	(3,529)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	3	1	38	(37)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	4	2	37	(35)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	330	100	4,142	(4,042)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	(3.00)	Monthly	4.60	USD	350	24,575	22,470	2,105
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	408	123	4,331	(4,208)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	122	37	1,284	(1,247)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	42	12	568	(556)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	27	8	257	(249)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	46	14	617	(603)

16

AB Variable Products Series Fund

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts (continued)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50	) %	Monthly	0.51%	USD	50	$15	$653	$(638)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)		Monthly	0.51	USD	99	30	1,293	(1,263)

Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	31	(3,202)	(4,921)	1,719
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	5	(517)	(833)	316
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	52	(5,367)	(8,014)	2,647
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	32	(3,300)	(4,389)	1,089
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	60	(6,187)	(8,424)	2,237
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	56	(5,779)	(8,591)	2,812
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	94	(9,693)	(6,288)	(3,405)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	28	(2,887)	(2,002)	(885)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	318	(32,810)	(13,452)	(19,358)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	350	(36,090)	(20,945)	(15,145)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00		Monthly	2.14	USD	135	(663)	(2,731)	2,068
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	132	(13,611)	(9,566)	(4,045)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	8	(825)	(475)	(350)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	85	(8,765)	(7,230)	(1,535)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	8	(825)	(970)	145
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	51	(5,258)	(6,645)	1,387
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	28	(2,887)	(3,312)	425
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	27	(2,784)	(3,192)	408
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00		Monthly	5.94	USD	84	(8,662)	(9,358)	696

17

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts (continued)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	34	$(3,512)	$(5,405)	$1,893
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	28	(2,891)	(4,732)	1,841
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	39	(4,028)	(6,686)	2,658
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	4	(413)	(628)	215
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	246	(25,366)	(12,440)	(12,926)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	185	(19,077)	(14,625)	(4,452)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	49	(5,052)	(4,378)	(674)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	4	(413)	(371)	(42)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	8	(825)	(755)	(70)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	8	(825)	(817)	(8)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	16	(1,650)	(1,786)	136
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	41	(4,228)	(5,770)	1,542
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	92	(9,487)	(12,613)	3,126
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	57	(5,878)	(6,280)	402
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	35	(3,609)	(2,552)	(1,057)

						$(221,653)	$(168,031)	$(53,622)

*	Termination date

18

AB Variable Products Series Fund

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY, 1/14/20*	11.12%	Maturity	AUD	7	$1,687	$–0	–	$1,687
AUD/JPY, 3/03/20*	12.80	Maturity	AUD	4	(263)	–0	–	(263)
Goldman Sachs Bank USA
AUD/JPY, 3/10/20*	12.75	Maturity	AUD	2	(597)	–0	–	(597)
AUD/JPY, 3/11/20*	12.90	Maturity	AUD	2	(417)	–0	–	(417)

					$410	$–0	–	$410

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $9,360,916 or 19.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	IO—Interest Only.

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.26% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.591%, 4/25/26	4/29/16	$47,736	$48,355	0.10%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.341%, 11/25/25	9/28/15	46,424	52,242	0.11%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.591%, 11/25/25	9/28/15	20,233	23,737	0.05%

(g)	Inverse interest only security.

(h)	Non-income producing security.

(i)	Affiliated investments.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(k)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

19

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

ARPP7DRR—Argentina Central Bank 7-Day Repo Reference Rate

BBR—Bank of England Base Rate

BKBM—Bank Bill Benchmark (New Zealand)

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

CDX-CMBX.NA—North American Commercial Mortgage-Backed Index

CDX-NAIG—North American Investment Grade Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

CPI—Consumer Price Index

EURIBOR—Euro Interbank Offered Rate

IRS—Interest Rate Swaption

LIBOR—London Interbank Offered Rates

NIBOR—Norwegian Interbank Offered Rate

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

STIBOR—Stockholm Interbank Offered Rate

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

20

INTERMEDIATE BOND PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $53,233,413)	$52,691,071
Affiliated issuers (cost $1,048,730)	1,048,730
Cash collateral due from broker	165,583
Foreign currencies, at value (cost $0)	7,472
Receivable for investment securities sold and foreign currency transactions	869,546
Interest receivable	277,739
Unrealized appreciation on forward currency exchange contracts	85,866
Upfront premiums paid on credit default swaps	35,690
Unrealized appreciation on credit default swaps	29,867
Receivable for capital stock sold	7,319
Unrealized appreciation on variance swaps	1,687
Affiliated dividends receivable	301

Total assets	55,220,871

LIABILITIES
Due to custodian	3,452
Swaptions written, at value (premiums received $6,848)	2,281
Payable for investment securities purchased and foreign currency transactions	5,404,709
Upfront premiums received on credit default swaps	203,721
Unrealized depreciation on credit default swaps	83,489
Unrealized depreciation on forward currency exchange contracts	37,425
Advisory fee payable	18,826
Administrative fee payable	8,967
Payable for capital stock redeemed	4,160
Distribution fee payable	2,907
Payable for variation margin on futures	2,752
Unrealized depreciation on variance swaps	1,277
Payable for variation margin on centrally cleared swaps	1,038
Directors’ fees payable	437
Transfer Agent fee payable	87
Accrued expenses	95,518

Total liabilities	5,871,046

NET ASSETS	$49,349,825

COMPOSITION OF NET ASSETS
Capital stock, at par	$4,750
Additional paid-in capital	48,168,783
Undistributed net investment income	1,289,223
Accumulated net realized gain on investment and foreign currency transactions	266,907
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(379,838)

$49,349,825

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$35,651,342	3,419,929	$10.42
B	$13,698,483	1,329,856	$10.30

See notes to financial statements.

21

INTERMEDIATE BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Interest	$797,942
Dividends
Unaffiliated issuers	5,580
Affiliated issuers	301

803,823

EXPENSES
Advisory fee (see Note B)	113,570
Distribution fee—Class B	17,549
Transfer agency—Class A	1,613
Transfer agency—Class B	621
Custodian	61,507
Audit and tax	39,484
Administrative	27,008
Legal	14,397
Directors’ fees	12,796
Printing	12,296
Miscellaneous	2,132

Total expenses	302,973
Less: expenses waived and reimbursed by the Adviser (see Note B)	(28)

Net expenses	302,945

Net investment income	500,878

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(296,090)
Forward currency exchange contracts	(24,250)
Futures	(248,188)
Swaps	56,522
Foreign currency transactions	137,123
Net change in unrealized appreciation/depreciation of:
Investments	(1,149,897)
Forward currency exchange contracts	113,394
Futures	43,086
Swaps	190,195
Swaptions written	4,567
Foreign currency denominated assets and liabilities	(30,663)

Net loss on investment and foreign currency transactions	(1,204,201)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(703,323)

See notes to financial statements.

22

INTERMEDIATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$500,878		$1,136,647
Net realized gain (loss) on investment and foreign currency transactions	(374,883)		328,561
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(829,318)		444,907
Contributions from Affiliates (see Note B)	–0	–	286

Net increase (decrease) in net assets from operations	(703,323)		1,910,401
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(1,298,457)
Class B	–0	–	(477,217)
Net realized gain on investment transactions
Class A	–0	–	(377,042)
Class B	–0	–	(150,631)
CAPITAL STOCK TRANSACTIONS
Net decrease	(2,905,134)		(4,860,694)

Total decrease	(3,608,457)		(5,253,640)
NET ASSETS
Beginning of period	52,958,282		58,211,922

End of period (including undistributed net investment income of $1,289,223 and $788,345, respectively)	$49,349,825		$52,958,282

See notes to financial statements.

23

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Intermediate Bond Portfolio (the “Portfolio”), is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to generate income and price appreciation without assuming what AllianceBernstein L.P. (the “Adviser”) considers undue risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

24

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including

25

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Corporates—Investment Grade	$–0	–	$12,084,724		$–0	–	$12,084,724
Mortgage Pass-Throughs	–0	–	10,089,231		–0	–	10,089,231
Commercial Mortgage-Backed Securities	–0	–	4,916,294		743,937		5,660,231
Asset-Backed Securities	–0	–	3,707,891		1,354,345		5,062,236
Governments—Treasuries	–0	–	4,106,386		–0	–	4,106,386
Collateralized Mortgage Obligations	–0	–	3,488,005		46,950		3,534,955
Inflation-Linked Securities	–0	–	2,650,717		–0	–	2,650,717
Corporates—Non-Investment Grade	–0	–	1,868,869		–0	–	1,868,869
Agencies	–0	–	1,581,478		–0	–	1,581,478
Emerging Markets—Treasuries	–0	–	338,360		–0	–	338,360
Local Governments—US Municipal Bonds	–0	–	294,968		–0	–	294,968
Emerging Markets—Corporate Bonds	–0	–	258,445		–0	–	258,445
Governments—Sovereign Bonds	–0	–	199,854		–0	–	199,854
Quasi-Sovereigns	–0	–	117,720		–0	–	117,720
Preferred Stocks	–0	–	108,810		–0	–	108,810
Options Purchased—Calls	–0	–	866		–0	–	866
Short-Term Investments:
Governments—Treasuries	–0	–	4,136,052		–0	–	4,136,052
Investment Companies	1,048,730		–0	–	–0	–	1,048,730
U.S. Treasury Bills	–0	–	597,169		–0	–	597,169

Total Investments in Securities	1,048,730		50,545,839		2,145,232		53,739,801
Other Financial Instruments(a):
Assets:
Futures	76,288		–0	–	–0	–	76,288	(b)
Forward Currency Exchange Contracts	–0	–	85,866		–0	–	85,866
Centrally Cleared Interest Rate Swaps	–0	–	113,100		–0	–	113,100	(b)
Credit Default Swaps	–0	–	24,917		–0	–	24,917
Variance Swaps	–0	–	1,687		–0	–	1,687
Liabilities:
Futures	(11,101)		–0	–	–0	–	(11,101	)(b)
Forward Currency Exchange Contracts	–0	–	(37,425)		–0	–	(37,425)
Interest Rate Swaptions	–0	–	(2,281)		–0	–	(2,281)
Centrally Cleared Credit Default Swaps	–0	–	(11,697)		–0	–	(11,697	)(b)
Centrally Cleared Interest Rate Swaps	–0	–	(19,091)		–0	–	(19,091	)(b)
Credit Default Swaps	–0	–	(246,570)		–0	–	(246,570)
Variance Swaps	–0	–	(1,277)		–0	–	(1,277)

Total(c)	$1,113,917		$50,453,068		$2,145,232		$53,712,217

26

AB Variable Products Series Fund

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities		Asset- Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/17	$774,281		$1,409,964		$46,791
Accrued discounts/(premiums)	(60)		33		–0	–
Realized gain (loss)	(1,009)		41		–0	–
Change in unrealized appreciation/depreciation	(7,110)		(10,740)		159
Purchases/Payups	–0	–	229,983		–0	–
Sales/Paydowns	(22,165)		(274,936)		–0	–
Transfers in to Level 3	–0	–	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–	–0	–

Balance as of 6/30/18	$743,937		$1,354,345		$46,950

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18(a)	$(7,744)		$(10,740)		$159

	Total
Balance as of 12/31/17	$2,231,036
Accrued discounts/(premiums)	(27)
Realized gain (loss)	(968)
Change in unrealized appreciation/depreciation	(17,691)
Purchases/Payups	229,983
Sales/Paydowns	(297,101)
Transfers in to Level 3	–0	–
Transfers out of Level 3	–0	–

Balance as of 6/30/18	$2,145,232

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18(a)	$(18,325)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

As of June 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

27

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

28

AB Variable Products Series Fund

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion up to $5 billion, .35% of the excess over $5 billion up to $8 billion and .30% in excess of $8 billion, of the Portfolio’s average daily net assets. Effective January 30, 2018, the investment advisory agreement was amended to implement the final advisory fee breakpoint for assets in excess of $8 billion of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,008.

During the year ended December 31, 2017, the Adviser reimbursed the Portfolio $286 for trading losses incurred due to a trade entry error.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $28.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$1,219	$170	$1,049	$	0	*

*	Amount is less than $500.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $22,371, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

29

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$9,823,741	$7,743,984
U.S. government securities	40,043,075	42,396,338

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$871,348
Gross unrealized depreciation	(1,250,088)

Net unrealized depreciation	$(378,740)

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2018, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of

30

AB Variable Products Series Fund

such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2018, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended June 30, 2018, the Portfolio held purchased options for non-hedging purposes.

During the six months ended June 30, 2018, the Portfolio held written swaptions for non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be

31

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2018, the Portfolio held interest rate swaps for hedging and non-hedging purposes.

32

AB Variable Products Series Fund

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty. As of June 30, 2018, the Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2018, the Portfolio held credit default swaps for hedging and non-hedging purposes.

Variance Swaps:

The Portfolio may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended June 30, 2018, the Portfolio held variance swaps for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

33

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended June 30, 2018, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$76,288	*	Receivable/Payable for variation margin on futures	$11,101	*
Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	1,207	*
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	113,098	*	Receivable/Payable for variation margin on centrally cleared swaps	15,686	*
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	85,866		Unrealized depreciation on forward currency exchange contracts	37,425
Interest rate contracts	Investments in securities, at value	866
Interest rate contracts				Swaptions written, at value	2,281
Credit contracts	Unrealized appreciation on credit default swaps	29,867		Unrealized depreciation on credit default swaps	83,489
Equity contracts	Unrealized appreciation on variance swaps	1,687		Unrealized depreciation on variance swaps	1,277

Total		$308,879			$151,259

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(248,188)		$43,086
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(24,250)		113,394
Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	–0	–	(7,854)
Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	–0	–	4,567

34

AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$37,029		$90,816
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	19,493		98,969
Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	–0	–	410

Total		$(215,916)		$343,388

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2018:

Futures:
Average original value of buy contracts	$8,912,261
Average original value of sale contracts	$8,027,772

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$2,157,129
Average principal amount of sale contracts	$8,296,085

Purchased Swaptions:
Average notional amount	$2,650,000	(a)

Swaptions Written:
Average notional amount	$6,375,000	(a)

Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,519,510

Credit Default Swaps:
Average notional amount of buy contracts	$1,691,000
Average notional amount of sale contracts	$2,501,615

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$760,000	(b)
Average notional amount of sale contracts	$260,000	(a)

Variance Swaps:
Average notional amount	$100,505

(a)	Positions were open for one month during the period.

(b)	Positions were open for three months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

35

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Bank of America, NA	$1,354	$(665)	$–0	–	$–0	–	$689
Barclays Bank PLC	11,186	(1,030)	–0	–	–0	–	10,156
BNP Paribas SA	4,990	–0	–	–0	–	–0	–	4,990
Citibank, NA	3,644	(3,644)	–0	–	–0	–	–0	–
Citigroup Global Markets, Inc.	1	(1)	–0	–	–0	–	–0	–
Credit Suisse International	24,677	(24,677)	–0	–	–0	–	–0	–
Deutsche Bank AG	1,859	(1,859)	–0	–	–0	–	–0	–
Goldman Sachs Bank USA/Goldman Sachs International	22	(22)	–0	–	–0	–	–0	–
HSBC Bank USA	14,092	–0	–	–0	–	–0	–	14,092
Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	11,563	(11,563)	–0	–	–0	–	–0	–
Standard Chartered Bank	1,891	–0	–	–0	–	–0	–	1,891
State Street Bank & Trust Co.	38,057	(12,969)	–0	–	–0	–	25,088

Total	$113,336	$(56,430)	$–0	–	$–0	–	$56,906	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Bank of America, NA	$665	$(665)	$–0	–	$–0	–	$–0	–
Barclays Bank PLC	1,030	(1,030)	–0	–	–0	–	–0	–
Citibank, NA	17,512	(3,644)	–0	–	–0	–	13,868
Citigroup Global Markets, Inc.	18,573	(1)	–0	–	–0	–	18,572
Credit Suisse International	87,259	(24,677)	–0	–	–0	–	62,582
Deutsche Bank AG	44,543	(1,859)	–0	–	–0	–	42,684
Goldman Sachs Bank USA/Goldman Sachs International	90,370	(22)	–0	–	–0	–	90,348
Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	14,632	(11,563)	–0	–	–0	–	3,069
State Street Bank & Trust Co.	12,969	(12,969)	–0	–	–0	–	–0	–

Total	$287,553	$(56,430)	$–0	–	$–0	–	$231,123	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

36

AB Variable Products Series Fund

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended June 30, 2018, the Portfolio earned drop income of $45,357 which is included in interest income in the accompanying statement of operations.

NOTE E: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	57,820		71,422	$603,345		$762,494
Shares issued in reinvestment of dividends and distributions	–0	–	159,268	–0	–	1,675,499
Shares redeemed	(252,451)		(576,733)	(2,629,650)		(6,173,251)

Net decrease	(194,631)		(346,043)	$(2,026,305)		$(3,735,258)

Class B
Shares sold	54,641		106,949	$563,780		$1,130,081
Shares issued in reinvestment of dividends and distributions	–0	–	60,254	–0	–	627,848
Shares redeemed	(139,974)		(272,822)	(1,442,609)		(2,883,365)

Net decrease	(85,333)		(105,619)	$(878,829)		$(1,125,436)

At June 30, 2018, certain shareholders of the Portfolio owned 81% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE F: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

37

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, generally a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the real value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio’s invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Prepayment Risk—The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Portfolio to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of portfolio shares. Over recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

38

AB Variable Products Series Fund

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Active Trading Risk—The Portfolio expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Portfolio’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Contractholders.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G : Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE H : Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$1,775,674	$2,677,478
Net long-term capital gains	527,673	–0	–

Total taxable distributions paid	$2,303,347	$2,677,478

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$794,243
Undistributed capital gains	444,890
Other losses	(10,313	)(a)
Unrealized appreciation/(depreciation)	650,795	(b)

Total accumulated earnings/(deficit)	$1,889,928

(a)	As of December 31, 2017, the Portfolio had cumulative deferred loss on straddles of $10,313.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of swaps and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE I: Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods

39

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

40

INTERMEDIATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.56	$10.65	$10.63	$11.37	$11.22	$12.30

Income From Investment Operations
Net investment income (a)	.11	(b)	.23	.28	†	.27	.28	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.25)	.14	.23	(.27)	.44	(.59)
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.14)	.37	.51	–0	–	.72	(.27)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.36)	(.35)	(.40)	(.41)	(.45)
Distributions from net realized gain on investment transactions	–0	–	(.10)	(.14)	(.34)	(.16)	(.36)

Total dividends and distributions	–0	–	(.46)	(.49)	(.74)	(.57)	(.81)

Net asset value, end of period	$10.42	$10.56	$10.65	$10.63	$11.37	$11.22

Total Return
Total investment return based on net asset value (d)	(1.33)%	3.52	%*	4.71	%†*	.01	%*	6.48%	(2.16	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,651	$38,172	$42,183	$47,554	$56,437	$61,848
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.13	%^	1.11%	1.06%	.96%	.88%	.77%
Expenses, before waivers/reimbursements	1.13	%^	1.11%	1.06%	.96%	.88%	.77%
Net investment income	2.05	%(b)^	2.11%	2.60	%†	2.44%	2.46%	2.74%
Portfolio turnover rate**	97%	216%	156%	230%	262%	217%

See footnote summary on page 43.

41

INTERMEDIATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.45	$10.54	$10.53	$11.26	$11.11	$12.17

Income From Investment Operations
Net investment income (a)	.09	(b)	.20	.25	†	.24	.25	.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.24)	.14	.22	(.26)	.43	(.58)
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.15)	.34	.47	(.02)	.68	(.29)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.33)	(.32)	(.37)	(.37)	(.41)
Distributions from net realized gain on investment transactions	–0	–	(.10)	(.14)	(.34)	(.16)	(.36)

Total dividends and distributions	–0	–	(.43)	(.46)	(.71)	(.53)	(.77)

Net asset value, end of period	$10.30	$10.45	$10.54	$10.53	$11.26	$11.11

Total Return
Total investment return based on net asset value (d)	(1.44)%	3.28	%*	4.36	%†*	(.18	)%*	6.22%	(2.34	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,699	$14,786	$16,029	$17,681	$19,891	$22,450
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.38	%^	1.36%	1.32%	1.21%	1.13%	1.02%
Expenses, before waivers/reimbursements	1.38	%^	1.36%	1.32%	1.21%	1.13%	1.02%
Net investment income	1.80	%(b)^	1.87%	2.36	%†	2.19%	2.21%	2.49%
Portfolio turnover rate**	97%	216%	156%	230%	262%	217%

See footnote summary on page 43.

42

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.03	.28%	.28%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2017, December 31, 2016, December 31, 2015 and December 31, 2013 by .03%, .03%, .03% and .02%, respectively.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

^	Annualized.

43

INTERMEDIATE BOND PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) approved the continuance of the Company’s Advisory Agreement with the Adviser, as proposed to be amended to add an additional breakpoint to the advisory fee schedule (as so amended, the “Advisory Agreement”), in respect of AB Intermediate Bond Portfolio (the “Fund”) at a meeting held on October 31-November 2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the proposed advisory fee, in which the Senior Officer concluded that the proposed contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating

44

AB Variable Products Series Fund

to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; (iv) must service, and be marketed to, retail investors and financial intermediaries; and (v) requires a larger sales support infrastructure. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category

45

INTERMEDIATE BOND PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

46

VPS-IB-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	INTERNATIONAL GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$954.20	$5.91	1.22%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.74	$6.11	1.22%

Class B
Actual	$1,000	$953.10	$7.12	1.47%
Hypothetical (5% annual return before expenses)	$1,000	$1,017.50	$7.35	1.47%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

INTERNATIONAL GROWTH PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Kingspan Group PLC	$2,272,666	3.7%
HDFC Bank Ltd.	2,124,445	3.5
Siemens AG (REG)	2,046,695	3.4
Aptiv PLC	1,826,003	3.0
AIA Group Ltd.	1,794,551	3.0
Partners Group Holding AG	1,783,019	2.9
Credicorp Ltd.	1,731,848	2.9
Apollo Hospitals Enterprise Ltd.	1,673,985	2.8
Housing Development Finance Corp. Ltd.	1,643,007	2.7
Schneider Electric SE (Paris)	1,631,565	2.7

	$18,527,784	30.6%

SECTOR BREAKDOWN2

June 30, 2018 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$14,499,641	24.0%
Industrials	9,354,573	15.5
Information Technology	8,104,488	13.4
Consumer Staples	6,739,842	11.1
Health Care	6,616,156	10.9
Consumer Discretionary	5,565,741	9.2
Utilities	2,447,319	4.0
Telecommunication Services	2,322,274	3.8
Materials	2,197,791	3.6
Real Estate	1,117,677	1.9
Short-Term Investments	1,581,616	2.6

Total Investments	$60,547,118	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

INTERNATIONAL GROWTH PORTFOLIO
COUNTRY BREAKDOWN[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
India	$8,201,309	13.5%
France	6,287,880	10.4
Germany	5,223,062	8.6
Japan	5,197,976	8.6
China	4,755,356	7.9
Switzerland	4,693,577	7.7
Ireland	3,631,873	6.0
United States	3,388,031	5.6
United Kingdom	2,728,456	4.5
Sweden	2,518,943	4.2
Denmark	2,178,664	3.6
Hong Kong	1,943,360	3.2
Peru	1,731,848	2.9
Other	6,485,167	10.7
Short-Term Investments	1,581,616	2.6

Total Investments	$60,547,118	100.0%

1	All data are as of June 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Austria, Belgium, Brazil, Indonesia, Netherlands, Philippines and Taiwan.

3

INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.4%
FINANCIALS–24.0%
BANKS–10.5%
Credicorp Ltd.	7,693	$1,731,848
HDFC Bank Ltd.	68,017	2,124,445
Svenska Handelsbanken AB–Class A	102,240	1,132,354
Swedbank AB–Class A	65,079	1,386,589

		6,375,236

CAPITAL MARKETS–3.0%
Partners Group Holding AG	2,439	1,783,019

CONSUMER FINANCE–2.5%
Bharat Financial Inclusion Ltd.(a)	88,560	1,503,062

INSURANCE–5.3%
AIA Group Ltd.	206,000	1,794,551
Prudential PLC	61,447	1,400,766

		3,195,317

THRIFTS & MORTGAGE FINANCE–2.7%
Housing Development Finance Corp. Ltd.	58,964	1,643,007

		14,499,641

INDUSTRIALS–15.5%
BUILDING PRODUCTS–5.6%
Cie de Saint-Gobain	24,770	1,103,378
Kingspan Group PLC	45,385	2,272,666

		3,376,044

COMMERCIAL SERVICES & SUPPLIES–1.8%
China Everbright International Ltd.	859,000	1,106,288

ELECTRICAL EQUIPMENT–4.7%
Schneider Electric SE (Paris)	19,618	1,631,565
Vestas Wind Systems A/S	19,340	1,193,981

		2,825,546

INDUSTRIAL CONGLOMERATES–3.4%
Siemens AG (REG)	15,534	2,046,695

		9,354,573

INFORMATION TECHNOLOGY–13.4%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS –2.8%
Halma PLC	53,678	966,543
Horiba Ltd.	10,800	754,932

		1,721,475

INTERNET SOFTWARE & SERVICES–2.4%
Tencent Holdings Ltd.	28,900	1,451,224

Company	Shares	U.S. $ Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–8.2%
ams AG(a)	16,650	$1,234,766
ASML Holding NV	3,931	777,885
Disco Corp.	3,200	544,777
Infineon Technologies AG	50,702	1,287,897
Taiwan Semiconductor Manufacturing Co., Ltd.	153,000	1,086,464

		4,931,789

		8,104,488

CONSUMER STAPLES–11.1%
FOOD & STAPLES RETAILING–2.0%
Tsuruha Holdings, Inc.	9,600	1,202,436

FOOD PRODUCTS–4.5%
Kerry Group PLC–Class A	12,990	1,359,207
Nestle SA (REG)	17,717	1,373,082

		2,732,289

HOUSEHOLD PRODUCTS–2.5%
Unicharm Corp.	51,500	1,548,307

PERSONAL PRODUCTS–2.1%
Godrej Consumer Products Ltd.	70,518	1,256,810

		6,739,842

HEALTH CARE–10.9%
HEALTH CARE EQUIPMENT & SUPPLIES –2.6%
Essilor International Cie Generale d’Optique SA	11,052	1,558,289

HEALTH CARE PROVIDERS & SERVICES–2.8%
Apollo Hospitals Enterprise Ltd.	108,642	1,673,985

LIFE SCIENCES TOOLS & SERVICES–2.4%
Gerresheimer AG	8,890	719,236
ICON PLC(a)	5,780	766,023

		1,485,259

PHARMACEUTICALS–3.1%
Roche Holding AG	6,930	1,537,476
Vectura Group PLC(a)	351,400	361,147

		1,898,623

		6,616,156

CONSUMER DISCRETIONARY–9.2%
AUTO COMPONENTS–6.0%
Aptiv PLC	19,928	1,826,003
Delphi Technologies PLC	17,510	796,005
Valeo SA	18,930	1,032,131

		3,654,139

HOUSEHOLD DURABLES–1.9%
Panasonic Corp.	85,100	1,147,524

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

TEXTILES, APPAREL & LUXURY GOODS–1.3%
Crystal International Group Ltd.(b)	214,000	$148,809
Shenzhou International Group Holdings Ltd.	50,000	615,269

		764,078

		5,565,741

UTILITIES–4.0%
MULTI-UTILITIES–1.6%
Suez	74,406	962,517

WATER UTILITIES–2.4%
Beijing Enterprises Water Group Ltd.(a)	1,778,000	966,812
Cia de Saneamento Basico do Estado de Sao Paulo	86,200	517,990

		1,484,802

		2,447,319

TELECOMMUNICATION SERVICES–3.8%
DIVERSIFIED TELECOMMUNICATION SERVICES–3.8%
China Unicom Hong Kong Ltd.	494,000	615,763
Deutsche Telekom AG (REG)(a)	75,657	1,169,234
Telekomunikasi Indonesia Persero Tbk PT	2,051,500	537,277

		2,322,274

MATERIALS–3.6%
CHEMICALS–3.6%
Chr Hansen Holding A/S	10,696	984,683
Umicore SA	21,250	1,213,108

		2,197,791

REAL ESTATE–1.9%
REAL ESTATE MANAGEMENT & DEVELOPMENT–1.9%
SM Prime Holdings, Inc.	1,659,200	1,117,678

Total Common Stocks (cost $46,690,222)		58,965,503

SHORT-TERM INVESTMENTS–2.6%
INVESTMENT COMPANIES–2.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(e) (cost $1,581,615)	1,581,615	1,581,615

TOTAL INVESTMENTS–100.0% (cost $48,271,837)		60,547,118
Other assets less liabilities–0.0%		9,933

NET ASSETS–100.0%		$60,557,051

5

INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	USD	1,184	GBP	845	8/16/18	$(66,713)
Barclays Bank PLC	BRL	1,521	USD	394	7/03/18	2,031
Barclays Bank PLC	USD	407	BRL	1,521	7/03/18	(14,811)
Barclays Bank PLC	CNY	5,548	USD	845	7/19/18	8,473
Barclays Bank PLC	USD	669	CNY	4,288	7/19/18	(22,688)
Barclays Bank PLC	INR	10,808	USD	159	8/09/18	1,631
Barclays Bank PLC	USD	199	INR	13,755	8/09/18	1,063
Barclays Bank PLC	EUR	3,534	USD	4,247	8/16/18	106,987
Barclays Bank PLC	PHP	54,202	USD	1,021	9/11/18	11,276
Barclays Bank PLC	USD	642	TWD	18,996	9/13/18	(15,435)
BNP Paribas SA	USD	555	CNY	3,521	7/19/18	(24,428)
BNP Paribas SA	USD	77	PHP	4,117	9/11/18	(25)
BNP Paribas SA	USD	96	TWD	2,858	9/13/18	(1,991)
Citibank, NA	USD	2,481	KRW	2,638,602	7/26/18	(111,013)
Citibank, NA	USD	522	RUB	33,356	7/31/18	7,943
Citibank, NA	INR	446,573	USD	6,572	8/09/18	82,261
Citibank, NA	EUR	1,122	USD	1,341	8/16/18	26,114
Citibank, NA	HKD	6,641	USD	848	8/16/18	1,098
JPMorgan Chase Bank, NA	USD	2,825	AUD	3,752	8/16/18	(47,641)
JPMorgan Chase Bank, NA	USD	3,486	GBP	2,565	8/16/18	(94,225)
JPMorgan Chase Bank, NA	USD	1,041	ZAR	12,977	8/16/18	(99,788)
Morgan Stanley & Co., Inc.	BRL	1,521	USD	403	7/03/18	10,474
Morgan Stanley & Co., Inc.	USD	394	BRL	1,521	7/03/18	(2,031)
Morgan Stanley & Co., Inc.	USD	402	BRL	1,521	8/02/18	(10,732)
Morgan Stanley & Co., Inc.	EUR	635	USD	780	8/16/18	35,835
Standard Chartered Bank	CNY	828	USD	130	7/19/18	5,500
Standard Chartered Bank	USD	261	CNY	1,666	7/19/18	(9,466)
Standard Chartered Bank	KRW	170,726	USD	154	7/26/18	372
Standard Chartered Bank	BRL	232	USD	60	8/02/18	542
Standard Chartered Bank	INR	10,540	USD	154	8/09/18	560
Standard Chartered Bank	USD	3,936	CAD	5,018	8/16/18	(115,687)
Standard Chartered Bank	USD	4,790	JPY	520,693	8/16/18	(72,882)
State Street Bank & Trust Co.	CNY	830	USD	130	7/19/18	4,698
State Street Bank & Trust Co.	INR	6,461	USD	96	8/09/18	1,627
State Street Bank & Trust Co.	AUD	143	USD	108	8/16/18	1,929
State Street Bank & Trust Co.	CHF	433	USD	446	8/16/18	6,707
State Street Bank & Trust Co.	CHF	971	USD	977	8/16/18	(7,178)
State Street Bank & Trust Co.	EUR	736	USD	894	8/16/18	31,727
State Street Bank & Trust Co.	EUR	363	USD	424	8/16/18	(792)
State Street Bank & Trust Co.	GBP	162	USD	217	8/16/18	2,281
State Street Bank & Trust Co.	HKD	1,019	USD	130	8/16/18	89
State Street Bank & Trust Co.	JPY	61,924	USD	570	8/16/18	9,109
State Street Bank & Trust Co.	SEK	12,287	USD	1,432	8/16/18	55,885
State Street Bank & Trust Co.	USD	132	AUD	175	8/16/18	(2,071)
State Street Bank & Trust Co.	USD	198	CAD	253	8/16/18	(5,605)
State Street Bank & Trust Co.	USD	914	EUR	783	8/16/18	3,683
State Street Bank & Trust Co.	USD	132	GBP	97	8/16/18	(3,239)

6

AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

State Street Bank & Trust Co.	USD	158	HKD	1,238	8/16/18	$23
State Street Bank & Trust Co.	USD	121	HKD	950	8/16/18	(8)
State Street Bank & Trust Co.	USD	659	JPY	72,020	8/16/18	(6,235)
State Street Bank & Trust Co.	USD	464	MXN	9,083	8/16/18	(9,292)
State Street Bank & Trust Co.	USD	306	NOK	2,440	8/16/18	(6,377)
State Street Bank & Trust Co.	USD	72	NZD	102	8/16/18	(2,964)
State Street Bank & Trust Co.	ZAR	6,473	USD	465	8/16/18	(4,283)

						$(337,682)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of this security amounted to $148,809 or 0.2% of net assets.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

RUB—Russian Ruble

SEK—Swedish Krona

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

REG—Registered Shares

See notes to financial statements.

7

INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $46,690,222)	$58,965,503
Affiliated issuers (cost $1,581,615)	1,581,615
Foreign currencies, at value (cost $68,837)	68,315
Unrealized appreciation on forward currency exchange contracts	419,918
Receivable for investment securities sold	247,550
Unaffiliated dividends and interest receivable	236,906
Receivable for capital stock sold	16,236
Affiliated dividends receivable	735

Total assets	61,536,778

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	757,600
Payable for capital stock redeemed	80,371
Advisory fee payable	39,714
Administrative fee payable	8,949
Distribution fee payable	7,560
Directors’ fees payable	435
Transfer Agent fee payable	87
Accrued expenses	85,011

Total liabilities	979,727

NET ASSETS	$60,557,051

COMPOSITION OF NET ASSETS
Capital stock, at par	$2,767
Additional paid-in capital	45,958,176
Undistributed net investment income	836,308
Accumulated net realized gain on investment and foreign currency transactions	1,825,711
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	11,934,089

$60,557,051

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$26,260,535	1,188,844	$22.09
B	$34,296,516	1,577,954	$21.73

See notes to financial statements.

8

INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $113,969)	$987,298
Affiliated issuers	7,191
Interest	3,882
Securities lending income	26,096

1,024,467

EXPENSES
Advisory fee (see Note B)	252,549
Distribution fee—Class B	47,754
Transfer agency—Class A	979
Transfer agency—Class B	1,281
Custodian	52,477
Audit and tax	29,388
Administrative	27,017
Printing	17,533
Legal	14,406
Directors’ fees	12,794
Miscellaneous	3,646

Total expenses	459,824
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(757)

Net expenses	459,067

Net investment income	565,400

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	1,459,298
Forward currency exchange contracts	123,623
Foreign currency transactions	288,688
Net change in unrealized appreciation/depreciation of:
Investments(a)	(4,948,030)
Forward currency exchange contracts	(395,356)
Foreign currency denominated assets and liabilities	(5,859)

Net loss on investment and foreign currency transactions	(3,477,636)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,912,236)

(a)	Net of decrease in accrued foreign capital gains taxes of $434.

See notes to financial statements.

9

INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$565,400		$99,708
Net realized gain on investment and foreign currency transactions	1,871,609		11,762,934
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(5,349,245)		7,503,715

Net increase (decrease) in net assets from operations	(2,912,236)		19,366,357
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(329,359)
Class B	–0	–	(356,101)
CAPITAL STOCK TRANSACTIONS
Net decrease	(7,855,600)		(6,244,113)

Total increase (decrease)	(10,767,836)		12,436,784
NET ASSETS
Beginning of period	71,324,887		58,888,103

End of period (including undistributed net investment income of $836,308 and $270,908, respectively)	$60,557,051		$71,324,887

See notes to financial statements.

10

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A : Significant Accounting Policies

The AB International Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

11

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$1,731,848		$12,767,793		$–0	–	$14,499,641
Industrials	2,272,666		7,081,907		–0	–	9,354,573
Information Technology	–0	–	8,104,488		–0	–	8,104,488
Consumer Staples	1,359,207		5,380,635		–0	–	6,739,842
Health Care	766,023		5,850,133		–0	–	6,616,156
Consumer Discretionary	2,622,008		2,943,733		–0	–	5,565,741
Utilities	517,990		1,929,329		–0	–	2,447,319
Telecommunication Services	–0	–	2,322,274		–0	–	2,322,274
Materials	–0	–	2,197,791		–0	–	2,197,791
Real Estate	–0	–	1,117,678		–0	–	1,117,678
Short-Term Investments	1,581,615		–0	–	–0	–	1,581,615

Total Investments in Securities	10,851,357		49,695,761	(a)	–0	–	60,547,118

12

AB Variable Products Series Fund

	Level 1		Level 2	Level 3		Total
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	$–0	–	$419,918	$–0	–	$419,918
Liabilities:
Forward Currency Exchange Contracts	–0	–	(757,600)	–0	–	(757,600)

Total(c)(d)	$10,851,357		$49,358,079	$–0	–	$60,209,436

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $3,223,067 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

(d)	An amount of $2,100,196 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

13

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B : Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,017.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $91.

14

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$1,808	$226	$1,582	$1
Government Money Market Portfolio*	1,757	13,227	14,984	0	6

Total				$1,582	$7

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $9,651, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C : Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D : Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$4,923,735		$9,249,992
U.S. government securities	–0	–	0

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$16,339,321
Gross unrealized depreciation	(4,401,722)

Net unrealized appreciation	$11,937,599

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale

15

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2018, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended June 30, 2018, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$419,918	Unrealized depreciation on forward currency exchange contracts	$757,600

Total		$419,918		$757,600

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$123,623	$(395,356)

Total		$123,623	$(395,356)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2018:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$27,938,551
Average principal amount of sale contracts	$22,082,221

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

16

AB Variable Products Series Fund

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivatives Assets
Barclays Bank PLC	$131,461	$(52,934)		$–0	–	$–0	–	$78,527
Citibank, NA	117,416	(111,013)		–0	–	–0	–	6,403
Morgan Stanley & Co., Inc.	46,309	(12,763)		–0	–	–0	–	33,546
Standard Chartered Bank	6,974	(6,974)		–0	–	–0	–	0
State Street Bank & Trust Co.	117,758	(48,044)		–0	–	–0	–	69,714

Total	$419,918	$(231,728)		$–0	–	$–0	–	$188,190	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Bank of America, NA	$66,713	$–0	–	$–0	–	$–0	–	$66,713
Barclays Bank PLC	52,934	(52,934)		–0	–	–0	–	–0	–
BNP Paribas SA	26,444	–0	–	–0	–	–0	–	26,444
Citibank, NA	111,013	(111,013)		–0	–	–0	–	–0	–
JPMorgan Chase Bank, NA	241,654	–0	–	–0	–	–0	–	241,654
Morgan Stanley & Co., Inc.	12,763	(12,763)		–0	–	–0	–	–0	–
Standard Chartered Bank	198,035	(6,974)		–0	–	–0	–	191,061
State Street Bank & Trust Co.	48,044	(48,044)		–0	–	–0	–	–0	–

Total	$757,600	$(231,728)		$–0	–	$–0	–	$525,872	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E : Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any

17

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had no securities on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $26,096 and $6,456 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $666. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F : Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	39,917		97,457	$934,274		$2,078,227
Shares issued in reinvestment of dividends	–0	–	15,198	–0	–	329,359
Shares redeemed	(160,873)		(304,481)	(3,713,107)		(6,242,518)

Net decrease	(120,956)		(191,826)	$(2,778,833)		$(3,834,932)

Class B
Shares sold	134,995		523,356	$3,100,605		$10,934,597
Shares issued in reinvestment of dividends	–0	–	16,664	–0	–	356,101
Shares redeemed	(355,207)		(663,245)	(8,177,372)		(13,699,879)

Net decrease	(220,212)		(123,225)	$(5,076,767)		$(2,409,181)

At June 30, 2018, certain shareholders of the Portfolio owned 81% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G : Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in

18

AB Variable Products Series Fund

significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H : Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I : Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$685,460	$–0	–

Total taxable distributions paid	$685,460	$–0	–

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$318,597
Undistributed capital gains	–0	–(a)
Unrealized appreciation/(depreciation)	17,189,747	(b)

Total accumulated earnings/(deficit)	$17,508,344

(a)	During the fiscal year, the Portfolio utilized $11,590,202 of capital loss carry forwards to offset current year net realized gains. The Portfolio also had $20,876,851 of capital loss carryforwards expire during the fiscal year.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gain/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE J : Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A	CLASS A
Six Months Ended June 30, 2018 (unaudited)
Year Ended December 31,
2017	2016	2015	2014	2013
Net asset value, beginning of period	$23.15	$17.34	$18.62	$19.04	$19.27	$17.13

Income From Investment Operations
Net investment income(a)	.21	(b)	.06	(b)	.11	(b)†	.15	.24	.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.27)	6.00	(1.39)	(.50)	(.47)	2.11
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	–0	–(c)	–0	–

Net increase (decrease) in net asset value from operations	(1.06)	6.06	(1.28)	(.35)	(.23)	2.32

Less: Dividends
Dividends from net investment income	–0	–	(.25)	–0	–	(.07)	–0	–	(.18)

Net asset value, end of period	$22.09	$23.15	$17.34	$18.62	$19.04	$19.27

Total Return
Total investment return based on net asset value(d)	(4.58)%	35.02	%*	(6.87	)%†*	(1.87)%	(1.19)%	13.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,261	$30,318	$26,045	$33,090	$38,924	$102,467
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	1.22	%^	1.24%	1.27%	1.11%	1.07%	.94%
Expenses, before waivers/reimbursements	1.22	%^	1.24%	1.27%	1.11%	1.07%	.94%
Net investment income	1.83	%(b)^	.30	%(b)	.60	%(b)†	.78%	1.20%	1.15%
Portfolio turnover rate	8%	52%	52%	17%	29%	31%

See footnote summary on page 22.

20

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
2017	2016	2015	2014	2013
Net asset value, beginning of period	$22.80	$17.09	$18.39	$18.81	$19.08	$16.96

Income From Investment Operations
Net investment income(a)	.18	(b)	.01	(b)	.07	(b)†	.10	.20	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.25)	5.90	(1.37)	(.51)	(.47)	2.09
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	–0	–(c)	–0	–

Net increase (decrease) in net asset value from operations	(1.07)	5.91	(1.30)	(.41)	(.27)	2.25

Less: Dividends
Dividends from net investment income	–0	–	(.20)	–0	–	(.01)	–0	–	(.13)

Net asset value, end of period	$21.73	$22.80	$17.09	$18.39	$18.81	$19.08

Total Return
Total investment return based on net asset value(d)	(4.69)%	34.63	%*	(7.07	)%†*	(2.17)%	(1.41)%	13.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,296	$41,007	$32,843	$40,566	$47,884	$54,643
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.47	%^	1.49%	1.52%	1.36%	1.36%	1.19%
Expenses, before waivers/reimbursements	1.47	%^	1.49%	1.52%	1.36%	1.36%	1.19%
Net investment income	1.56	%(b)^	.04	%(b)	.37	%(b)†	.52%	1.02%	.92%
Portfolio turnover rate	8%	52%	52%	17%	29%	31%

See footnote summary on page 22.

21

INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.04	.22%	.23%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2017 and December 31, 2016 by .01% and .09%, respectively.

^	Annualized.

See notes to financial statements.

22

INTERNATIONAL GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Growth Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

23

INTERNATIONAL GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

24

AB Variable Products Series Fund

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

25

VPS-IG-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	INTERNATIONAL VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL VALUE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$936.80	$4.13	0.86%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.53	$4.31	0.86%

Class B
Actual	$1,000	$935.60	$5.33	1.11%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.29	$5.56	1.11%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

INTERNATIONAL VALUE PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Royal Dutch Shell PLC—Class A	$20,681,633	4.6%
Nippon Telegraph & Telephone Corp.	13,773,764	3.1
British American Tobacco PLC	13,607,862	3.0
Credit Suisse Group AG (REG)	11,322,714	2.5
Airbus SE	10,749,924	2.4
Erste Group Bank AG	10,496,266	2.3
JXTG Holdings, Inc.	10,417,764	2.3
Qantas Airways Ltd.	9,587,485	2.1
Panasonic Corp.	9,270,541	2.1
DNB ASA	9,109,887	2.0

	$119,017,840	26.4%

SECTOR BREAKDOWN2

June 30, 2018 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Consumer Discretionary	$80,037,950	17.8%
Financials	77,306,010	17.1
Materials	55,176,236	12.2
Consumer Staples	49,063,002	10.9
Industrials	48,298,770	10.7
Information Technology	43,198,916	9.6
Energy	43,100,116	9.6
Telecommunication Services	21,010,854	4.7
Health Care	16,881,877	3.7
Utilities	4,612,735	1.0
Real Estate	4,491,949	1.0
Short-Term Investments	7,546,125	1.7

Total Investments	$450,724,540	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

INTERNATIONAL VALUE PORTFOLIO
COUNTRY BREAKDOWN[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Japan	$144,815,506	32.1%
United Kingdom	48,974,720	10.9
Germany	33,100,115	7.4
France	33,003,481	7.3
Norway	23,533,190	5.2
China	19,833,545	4.4
Canada	15,561,508	3.5
Australia	14,047,787	3.1
Hong Kong	13,261,745	2.9
Finland	13,073,398	2.9
South Korea	11,513,332	2.6
Switzerland	11,322,714	2.5
Austria	10,496,266	2.3
Other	50,641,108	11.2
Short-Term Investments	7,546,125	1.7

Total Investments	$450,724,540	100.0%

1	All data are as of June 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Brazil, Denmark, India, Israel, Italy, Netherlands, Portugal, Spain, Sweden and Taiwan.

3

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.1%
CONSUMER DISCRETIONARY–17.7%
AUTO COMPONENTS–5.9%
Hankook Tire Co., Ltd.	109,434	$4,134,904
Magna International, Inc. (New York)–Class A	120,220	6,988,389
NGK Spark Plug Co., Ltd.	300,100	8,531,469
Valeo SA	125,830	6,860,702

		26,515,464

AUTOMOBILES–4.8%
Honda Motor Co., Ltd.	236,200	6,925,617
Peugeot SA	364,910	8,314,572
Subaru Corp.	226,600	6,590,662

		21,830,851

HOUSEHOLD DURABLES–3.3%
Nikon Corp.	355,800	5,654,521
Panasonic Corp.	687,500	9,270,541

		14,925,062

LEISURE PRODUCTS–1.0%
Amer Sports Oyj(a)	145,170	4,564,742

TEXTILES, APPAREL & LUXURY GOODS–2.7%
HUGO BOSS AG	68,260	6,190,431
Pandora A/S	86,250	6,011,400

		12,201,831

		80,037,950

FINANCIALS–17.1%
BANKS–10.5%
BNP Paribas SA	114,430	7,078,283
BOC Hong Kong Holdings Ltd.	1,494,000	7,021,703
DNB ASA	467,820	9,109,887
Erste Group Bank AG(a)	251,770	10,496,266
ICICI Bank Ltd.	808,790	3,244,794
Mitsubishi UFJ Financial Group, Inc.	1,448,800	8,207,278
Yes Bank Ltd.	466,822	2,316,580

		47,474,791

CAPITAL MARKETS–2.5%
Credit Suisse Group AG (REG)(a)	757,217	11,322,714

CONSUMER FINANCE–1.1%
Hitachi Capital Corp.	195,400	5,043,015

INSURANCE–3.0%
Allianz SE (REG)	43,740	9,012,828
PICC Property & Casualty Co., Ltd.–Class H	4,140,000	4,452,662

		13,465,490

		77,306,010

MATERIALS–12.2%
CHEMICALS–5.0%
Air Water, Inc.	232,800	4,269,421
Incitec Pivot Ltd.	1,662,440	4,460,302
Johnson Matthey PLC	157,200	$7,485,318
Nippon Shokubai Co., Ltd.	86,900	6,275,944

		22,490,985

CONSTRUCTION MATERIALS–1.5%
Buzzi Unicem SpA(b)	285,270	6,970,015

CONTAINERS & PACKAGING–1.0%
BillerudKorsnas AB	321,910	4,537,664

METALS & MINING–4.7%
First Quantum Minerals Ltd.	320,090	4,716,193
Gerdau SA (Preference Shares)	1,109,200	3,980,900
Norsk Hydro ASA	1,251,890	7,472,838
Yamato Kogyo Co., Ltd.	166,000	5,007,641

		21,177,572

		55,176,236

CONSUMER STAPLES–10.9%
BEVERAGES–1.2%
Coca-Cola Bottlers Japan Holdings, Inc.	136,600	5,465,296

FOOD PRODUCTS–2.9%
Orkla ASA	794,440	6,950,465
WH Group Ltd.(c)	7,711,500	6,240,042

		13,190,507

HOUSEHOLD PRODUCTS–1.9%
Henkel AG & Co. KGaA (Preference Shares)	64,660	8,250,529

TOBACCO–4.9%
British American Tobacco PLC	270,140	13,607,862
Japan Tobacco, Inc.	305,900	8,548,808

		22,156,670

		49,063,002

INDUSTRIALS–10.7%
AEROSPACE & DEFENSE–5.1%
Airbus SE	92,120	10,749,924
BAE Systems PLC	846,320	7,199,907
MTU Aero Engines AG	26,910	5,154,378

		23,104,209

AIRLINES–4.0%
Japan Airlines Co., Ltd.	239,700	8,492,822
Qantas Airways Ltd.	2,105,475	9,587,485

		18,080,307

ELECTRICAL EQUIPMENT–0.7%
Signify NV(c)	123,570	3,196,946

MACHINERY–0.9%
Glory Ltd.	140,200	3,917,308

		48,298,770

INFORMATION TECHNOLOGY–9.6%
COMMUNICATIONS EQUIPMENT–1.9%
Nokia Oyj	1,483,410	8,508,656

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INTERNET SOFTWARE & SERVICES–1.2%
Yahoo Japan Corp.(b)	1,554,800	$5,150,841

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.4%
SCREEN Holdings Co., Ltd.	67,800	4,748,302
SUMCO Corp.(b)	222,800	4,474,810
Taiwan Semiconductor Manufacturing Co., Ltd.	875,000	6,213,440

		15,436,552

SOFTWARE–1.5%
Nintendo Co., Ltd.	20,600	6,724,439

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.6%
Samsung Electronics Co., Ltd.	176,140	7,378,428

		43,198,916

ENERGY–9.5%
OIL, GAS & CONSUMABLE FUELS–9.5%
Canadian Natural Resources Ltd. (Toronto)	106,860	3,856,926
JXTG Holdings, Inc.	1,501,600	10,417,764
PetroChina Co., Ltd.–Class H	10,690,000	8,143,793
Royal Dutch Shell PLC (Euronext Amsterdam)–Class A	408,410	14,173,635
Royal Dutch Shell PLC–Class A	188,044	6,507,998

		43,100,116

TELECOMMUNICATION SERVICES–4.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–4.7%
China Unicom Hong Kong Ltd.	5,806,000	7,237,090
Nippon Telegraph & Telephone Corp.	303,200	13,773,764

		21,010,854

HEALTH CARE–3.7%
BIOTECHNOLOGY–0.5%
Grifols SA (ADR)(b)	109,546	2,355,239

PHARMACEUTICALS–3.2%
Ono Pharmaceutical Co., Ltd.	312,900	7,325,243
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	296,110	7,201,395

		14,526,638

		16,881,877

UTILITIES–1.0%
ELECTRIC UTILITIES–1.0%
EDP–Energias de Portugal SA	1,163,800	$4,612,735

REAL ESTATE–1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT–1.0%
Aroundtown SA	546,450	4,491,949

Total Common Stocks (cost $402,552,493)		443,178,415

SHORT-TERM INVESTMENTS–1.7%
INVESTMENT COMPANIES–1.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(d)(e)(f) (cost $7,546,125)	7,546,125	$7,546,125

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.8% (cost $410,098,618)		450,724,540

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–2.4%
INVESTMENT COMPANIES–2.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(d)(e) (f) (cost $10,970,728)	10,970,728	10,970,728

TOTAL INVESTMENTS–102.2% (cost $421,069,346)		461,695,268
Other assets less liabilities–(2.2)%		(10,022,994)

NET ASSETS–100.0%		$451,672,274

5

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	15,010	USD	4,101	7/03/18	$228,013
Bank of America, NA	USD	3,893	BRL	15,010	7/03/18	(20,038)
Bank of America, NA	GBP	862	USD	1,207	7/17/18	68,246
Bank of America, NA	USD	1,908	GBP	1,353	7/17/18	(121,735)
Bank of America, NA	JPY	329,298	USD	3,010	10/16/18	12,909
Bank of America, NA	NOK	4,179	USD	524	10/16/18	8,700
Bank of America, NA	USD	1,223	GBP	932	10/16/18	12,688
Barclays Bank PLC	CAD	998	USD	780	7/17/18	20,674
Barclays Bank PLC	ILS	10,254	USD	2,934	7/17/18	128,154
Barclays Bank PLC	SEK	17,097	USD	1,956	7/17/18	45,592
Barclays Bank PLC	USD	6,482	GBP	4,566	7/17/18	(452,186)
Barclays Bank PLC	CNY	11,204	USD	1,769	7/19/18	79,175
Barclays Bank PLC	USD	1,517	CNY	10,023	7/19/18	(5,893)
Barclays Bank PLC	INR	235,260	USD	3,435	8/09/18	16,282
Barclays Bank PLC	TWD	178,753	USD	6,037	9/13/18	145,245
Barclays Bank PLC	USD	950	AUD	1,285	10/16/18	1,405
Barclays Bank PLC	USD	6,090	GBP	4,543	10/16/18	(65,795)
BNP Paribas SA	AUD	4,461	USD	3,385	7/17/18	83,229
BNP Paribas SA	CHF	1,079	USD	1,092	7/17/18	1,219
BNP Paribas SA	USD	40,551	EUR	32,699	7/17/18	(2,326,314)
BNP Paribas SA	CNY	7,044	USD	1,101	7/19/18	39,162
BNP Paribas SA	CAD	1,539	USD	1,187	10/16/18	14,397
BNP Paribas SA	USD	3,304	GBP	2,514	10/16/18	29,912
Citibank, NA	EUR	16,822	USD	19,773	7/17/18	109,089
Citibank, NA	EUR	10,604	USD	12,292	7/17/18	(103,367)
Citibank, NA	JPY	464,387	USD	4,394	7/17/18	196,082
Citibank, NA	USD	940	CHF	897	7/17/18	(33,444)
Citibank, NA	USD	7,699	EUR	6,279	7/17/18	(359,328)
Citibank, NA	USD	9,080	GBP	6,738	7/17/18	(181,846)
Citibank, NA	USD	1,795	HKD	14,077	7/17/18	(832)
Citibank, NA	USD	16,435	JPY	1,794,374	7/17/18	(212,420)
Citibank, NA	KRW	15,515,025	USD	14,591	7/26/18	652,758
Citibank, NA	USD	518	KRW	560,533	7/26/18	(14,272)
Citibank, NA	USD	2,177	RUB	139,217	7/31/18	33,153
Citibank, NA	INR	108,470	USD	1,567	8/09/18	(8,949)
Citibank, NA	HKD	10,750	USD	1,372	10/16/18	(872)
Citibank, NA	USD	2,719	GBP	2,043	10/16/18	(10,032)
Credit Suisse International	CHF	12,311	USD	12,604	7/17/18	158,404
Credit Suisse International	JPY	124,871	USD	1,182	7/17/18	53,500
Credit Suisse International	NOK	36,814	USD	4,500	7/17/18	(22,670)
Credit Suisse International	SEK	7,934	USD	930	7/17/18	43,011
Credit Suisse International	SEK	21,952	USD	2,441	7/17/18	(12,104)
Credit Suisse International	USD	1,481	CAD	1,951	7/17/18	3,044
Credit Suisse International	USD	6,818	CHF	6,735	7/17/18	(8,686)
Credit Suisse International	USD	10,108	NOK	80,260	7/17/18	(247,432)
Credit Suisse International	SEK	22,660	USD	2,538	10/16/18	(12,684)
Credit Suisse International	USD	5,020	SEK	42,852	10/16/18	(196,133)
Deutsche Bank AG	CAD	19,648	USD	15,620	7/17/18	670,748

6

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	EUR	961	USD	1,132	7/17/18	$8,188
Deutsche Bank AG	JPY	181,019	USD	1,735	7/17/18	98,470
Deutsche Bank AG	USD	1,806	EUR	1,536	7/17/18	(10,572)
Deutsche Bank AG	USD	674	JPY	74,000	7/17/18	(5,291)
Deutsche Bank AG	USD	1,769	GBP	1,339	10/16/18	6,446
Deutsche Bank AG	USD	675	GBP	502	10/16/18	(9,696)
Goldman Sachs Bank USA	CAD	1,178	USD	924	7/17/18	27,898
Goldman Sachs Bank USA	EUR	4,515	USD	5,281	7/17/18	2,924
Goldman Sachs Bank USA	USD	3,459	HKD	27,115	7/17/18	(2,926)
JPMorgan Chase Bank, NA	AUD	1,016	USD	771	7/17/18	18,633
JPMorgan Chase Bank, NA	EUR	1,883	USD	2,194	7/17/18	(7,116)
JPMorgan Chase Bank, NA	HKD	68,631	USD	8,767	7/17/18	18,564
JPMorgan Chase Bank, NA	JPY	1,449,829	USD	13,323	7/17/18	215,809
JPMorgan Chase Bank, NA	TRY	9,263	USD	1,875	7/17/18	(128,344)
JPMorgan Chase Bank, NA	USD	1,472	GBP	1,096	7/17/18	(24,170)
JPMorgan Chase Bank, NA	USD	1,317	JPY	140,407	7/17/18	(47,678)
Morgan Stanley & Co., Inc.	BRL	15,010	USD	3,893	7/03/18	20,038
Morgan Stanley & Co., Inc.	USD	3,976	BRL	15,010	7/03/18	(103,360)
Morgan Stanley & Co., Inc.	EUR	2,066	USD	2,416	7/17/18	1,023
Morgan Stanley & Co., Inc.	ILS	3,783	USD	1,057	7/17/18	22,134
Morgan Stanley & Co., Inc.	USD	17,933	AUD	23,311	7/17/18	(681,061)
Morgan Stanley & Co., Inc.	USD	580	CAD	752	7/17/18	(8,171)
Morgan Stanley & Co., Inc.	USD	1,263	EUR	1,040	7/17/18	(46,929)
Morgan Stanley & Co., Inc.	USD	1,694	GBP	1,186	7/17/18	(127,595)
Morgan Stanley & Co., Inc.	USD	2,603	HKD	20,393	7/17/18	(3,357)
Morgan Stanley & Co., Inc.	USD	917	JPY	99,919	7/17/18	(13,852)
Morgan Stanley & Co., Inc.	USD	813	NZD	1,124	7/17/18	(51,323)
Morgan Stanley & Co., Inc.	BRL	15,010	USD	3,965	8/02/18	105,906
Morgan Stanley & Co., Inc.	USD	442	BRL	1,695	8/02/18	(6,602)
Morgan Stanley & Co., Inc.	ILS	2,887	USD	812	10/16/18	17,000
Morgan Stanley & Co., Inc.	USD	2,055	CHF	2,007	10/16/18	(9,901)
Northern Trust Co.	JPY	2,772,907	USD	26,014	7/17/18	945,644
Northern Trust Co.	USD	29,385	CHF	28,092	7/17/18	(985,022)
Northern Trust Co.	USD	7,451	SEK	62,305	7/17/18	(487,887)
Northern Trust Co.	USD	2,197	TRY	9,263	7/17/18	(193,214)
Royal Bank of Scotland PLC	CAD	1,238	USD	966	7/17/18	23,874
Royal Bank of Scotland PLC	JPY	399,064	USD	3,799	7/17/18	190,861
Royal Bank of Scotland PLC	NOK	140,631	USD	18,116	7/17/18	838,941
Royal Bank of Scotland PLC	USD	3,275	AUD	4,248	7/17/18	(131,371)
Royal Bank of Scotland PLC	USD	708	GBP	530	7/17/18	(7,735)
Royal Bank of Scotland PLC	USD	1,918	KRW	2,070,201	7/26/18	(58,683)
Royal Bank of Scotland PLC	USD	2,333	EUR	1,992	10/16/18	12,158
Royal Bank of Scotland PLC	USD	12,974	EUR	10,886	10/16/18	(159,009)
Standard Chartered Bank	JPY	128,042	USD	1,207	7/17/18	49,662
Standard Chartered Bank	USD	1,557	GBP	1,128	7/17/18	(67,609)
Standard Chartered Bank	CNY	110,698	USD	17,499	7/19/18	804,389
Standard Chartered Bank	CNY	10,353	USD	1,561	7/19/18	(59)
Standard Chartered Bank	USD	590	CNY	3,833	7/19/18	(11,809)
Standard Chartered Bank	USD	2,670	KRW	2,875,945	7/26/18	(86,180)
Standard Chartered Bank	JPY	250,745	USD	2,278	10/16/18	(3,989)

7

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	1,030	USD	1,038	7/17/18	$(3,492)
State Street Bank & Trust Co.	EUR	1,538	USD	1,831	7/17/18	33,384
State Street Bank & Trust Co.	EUR	4,303	USD	4,992	7/17/18	(37,867)
State Street Bank & Trust Co.	JPY	51,500	USD	489	7/17/18	23,354
State Street Bank & Trust Co.	NOK	3,301	USD	408	7/17/18	2,432
State Street Bank & Trust Co.	SEK	4,985	USD	572	7/17/18	14,952
State Street Bank & Trust Co.	USD	1,216	CAD	1,612	7/17/18	10,463
State Street Bank & Trust Co.	USD	468	CAD	594	7/17/18	(16,083)
State Street Bank & Trust Co.	USD	4,951	EUR	3,976	7/17/18	(303,248)
State Street Bank & Trust Co.	USD	878	GBP	639	7/17/18	(34,180)
State Street Bank & Trust Co.	USD	8,729	JPY	960,235	7/17/18	(48,200)
State Street Bank & Trust Co.	HKD	3,521	USD	449	10/16/18	(98)
State Street Bank & Trust Co.	NOK	8,657	USD	1,069	10/16/18	1,128
State Street Bank & Trust Co.	NOK	13,260	USD	1,624	10/16/18	(10,919)
State Street Bank & Trust Co.	USD	201	GBP	151	10/16/18	(972)
UBS AG	EUR	1,059	USD	1,236	7/17/18	(2,292)
UBS AG	SEK	10,337	USD	1,188	7/17/18	33,063
UBS AG	USD	1,138	GBP	842	7/17/18	(26,310)

						$(1,979,075)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $9,436,988 or 2.1% of net assets.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

RUB—Russian Ruble

SEK—Swedish Krona

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

8

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $402,552,493)	$443,178,415	(a)
Affiliated issuers (cost $18,516,853—including investment of cash collateral for securities loaned of $10,970,728)	18,516,853
Cash collateral due from broker	2,330,000
Foreign currencies, at value (cost $1,842,642)	1,820,328
Unrealized appreciation on forward currency exchange contracts	6,402,129
Receivable for investment securities sold and foreign currency transactions	2,299,611
Unaffiliated dividends and interest receivable	2,191,826
Receivable for capital stock sold	93,059
Affiliated dividends receivable	2,998

Total assets	476,835,219

LIABILITIES
Payable for collateral received on securities loaned	10,970,728
Unrealized depreciation on forward currency exchange contracts	8,381,204
Payable for investment securities purchased and foreign currency transactions	3,520,542
Cash collateral due to broker	1,620,000
Advisory fee payable	289,261
Payable for capital stock redeemed	108,703
Distribution fee payable	83,298
Administrative fee payable	9,298
Directors’ fees payable	435
Transfer Agent fee payable	87
Accrued expenses	179,389

Total liabilities	25,162,945

NET ASSETS	$451,672,274

COMPOSITION OF NET ASSETS
Capital stock, at par	$29,836
Additional paid-in capital	454,853,427
Undistributed net investment income	8,715,915
Accumulated net realized loss on investment and foreign currency transactions	(50,538,290)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	38,611,386

	$451,672,274

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$70,695,563	4,628,836	$15.27
B	$380,976,711	25,207,084	$15.11

(a)	Includes securities on loan with a value of $10,403,847 (see Note E).

See notes to financial statements.

9

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,124,551)	$7,894,956
Affiliated issuers	91,691
Interest	1,093
Securities lending income	101,695

8,089,435

EXPENSES
Advisory fee (see Note B)	1,777,682
Distribution fee—Class B	523,684
Transfer agency—Class A	354
Transfer agency—Class B	2,683
Custodian	90,780
Printing	60,115
Audit and tax	28,937
Administrative	27,017
Legal	22,787
Directors’ fees	12,794
Miscellaneous	14,500

Total expenses	2,561,333
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(9,301)

Net expenses	2,552,032

Net investment income	5,537,403

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	8,368,379
Forward currency exchange contracts	(2,785,038)
Foreign currency transactions	(214,686)
Net change in unrealized appreciation/depreciation of:
Investments	(39,649,655)
Forward currency exchange contracts	(1,393,278)
Foreign currency denominated assets and liabilities	(49,051)

Net loss on investment and foreign currency transactions	(35,723,329)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(30,185,926)

See notes to financial statements.

10

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,537,403		$9,215,792
Net realized gain on investment and foreign currency transactions	5,368,655		39,896,634
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(41,091,984)		62,373,737

Net increase (decrease) in net assets from operations	(30,185,926)		111,486,163
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(1,129,445)
Class B	–0	–	(8,153,923)
CAPITAL STOCK TRANSACTIONS
Net decrease	(4,040,694)		(123,775,055)

Total decrease	(34,226,620)		(21,572,260)
NET ASSETS
Beginning of period	485,898,894		507,471,154

End of period (including undistributed net investment income of $8,715,915 and $3,178,512, respectively)	$451,672,274		$485,898,894

See notes to financial statements.

11

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A : Significant Accounting Policies

The AB International Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

12

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Consumer Discretionary	$6,988,389		$73,049,561		$–0	–	$80,037,950
Financials	–0	–	77,306,010		–0	–	77,306,010
Materials	8,697,093		46,479,143		–0	–	55,176,236
Consumer Staples	–0	–	49,063,002		–0	–	49,063,002
Industrials	–0	–	48,298,770		–0	–	48,298,770
Information Technology	–0	–	43,198,916		–0	–	43,198,916
Energy	3,856,926		39,243,190		–0	–	43,100,116
Telecommunication Services	–0	–	21,010,854		–0	–	21,010,854
Health Care	9,556,634		7,325,243		–0	–	16,881,877
Utilities	–0	–	4,612,735		–0	–	4,612,735
Real Estate	–0	–	4,491,949		–0	–	4,491,949
Short-Term Investments	7,546,125		–0	–	–0	–	7,546,125
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,970,728		–0	–	–0	–	10,970,728

Total Investments in Securities	47,615,895		414,079,373	(a)	–0	–	461,695,268

13

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

	Level 1		Level 2	Level 3		Total
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	$–0	–	$6,402,129	$–0	–	$6,402,129
Liabilities:
Forward Currency Exchange Contracts	–0	–	(8,381,204)	–0	–	(8,381,204)

Total (c)(d)	$47,615,895		$412,100,298	$–0	–	$459,716,193

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $11,022,378 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

(d)	An amount of $5,739,368 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

14

AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B : Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, ..65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2018, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,017.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $342.

15

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$7,546	$0	$7,546	$3
Government Money Market Portfolio*	15,541	145,434	150,004	10,971	89

Total				$18,517	$92

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $92,387, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C : Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D : Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$117,979,394		$126,305,843
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$69,901,879
Gross unrealized depreciation	(31,255,032)

Net unrealized appreciation	$38,646,847

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale

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AB Variable Products Series Fund

commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2018, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended June 30, 2018, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$6,402,129	Unrealized depreciation on forward currency exchange contracts	$8,381,204

Total		$6,402,129		$8,381,204

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$(2,785,038)	$(1,393,278)

Total		$(2,785,038)	$(1,393,278)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2018:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$204,786,532
Average principal amount of sale contracts	$212,989,021

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolio as of June 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivatives Assets
Bank of America, NA	$330,556	$(141,773)	$–0	–	$–0	–	$188,783
Barclays Bank PLC	436,527	(436,527)	–0	–	–0	–	–0	–
BNP Paribas SA	167,919	(167,919)	–0	–	–0	–	–0	–
Citibank, NA	991,082	(925,362)	(65,720)		–0	–	–0	–
Credit Suisse International	257,959	(257,959)	–0	–	–0	–	–0	–
Deutsche Bank AG	783,852	(25,559)	–0	–	–0	–	758,293
Goldman Sachs Bank USA	30,822	(2,926)	–0	–	–0	–	27,896
JPMorgan Chase Bank, NA	253,006	(207,308)	–0	–	–0	–	45,698
Morgan Stanley & Co., Inc.	166,101	(166,101)	–0	–	–0	–	–0	–
Northern Trust Co.	945,644	(945,644)	–0	–	–0	–	–0	–
Royal Bank of Scotland PLC	1,065,834	(356,798)	–0	–	–0	–	709,036
Standard Chartered Bank	854,051	(169,646)	(650,000)		–0	–	34,405
State Street Bank & Trust Co.	85,713	(85,713)	–0	–	–0	–	–0	–
UBS AG	33,063	(28,602)	–0	–	–0	–	4,461

Total	$6,402,129	$(3,917,837)	$(715,720)		$–0	–	$1,768,572	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Bank of America, NA	$141,773	$(141,773)	$–0	–	$–0	–	$–0	–
Barclays Bank PLC	523,874	(436,527)	–0	–	–0	–	87,347
BNP Paribas SA	2,326,314	(167,919)	(2,158,395)		–0	–	–0	–
Citibank, NA	925,362	(925,362)	–0	–	–0	–	–0	–
Credit Suisse International	499,709	(257,959)	–0	–	–0	–	241,750
Deutsche Bank AG	25,559	(25,559)	–0	–	–0	–	–0	–
Goldman Sachs Bank USA	2,926	(2,926)	–0	–	–0	–	–0	–
JPMorgan Chase Bank, NA	207,308	(207,308)	–0	–	–0	–	–0	–
Morgan Stanley & Co., Inc.	1,052,151	(166,101)	–0	–	–0	–	886,050
Northern Trust Co.	1,666,123	(945,644)	–0	–	–0	–	720,479
Royal Bank of Scotland PLC	356,798	(356,798)	–0	–	–0	–	–0	–
Standard Chartered Bank	169,646	(169,646)	–0	–	–0	–	–0	–
State Street Bank & Trust Co.	455,059	(85,713)	–0	–	–0	–	369,346
UBS AG	28,602	(28,602)	–0	–	–0	–	–0	–

Total	$8,381,204	$(3,917,837)	$(2,158,395)		$–0	–	$2,304,972	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a

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AB Variable Products Series Fund

direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E : Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had securities on loan with a value of $10,403,847 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $10,970,728. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $101,695 and $88,693 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $8,959. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F : Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	1,696,033		256,719	$27,356,083		$3,886,362
Shares issued in reinvestment of dividends	–0	–	71,092	–0	–	1,129,445
Shares redeemed	(320,143)		(642,841)	(5,272,190)		(9,555,629)

Net increase (decrease)	1,375,890		(315,030)	$22,083,893		$(4,539,822)

Class B
Shares sold	482,000		862,955	$7,784,688		$13,009,333
Shares issued in reinvestment of dividends	–0	–	518,006	–0	–	8,153,923
Shares redeemed	(2,081,550)		(9,534,251)	(33,909,275)		(140,398,489)

Net decrease	(1,599,550)		(8,153,290)	$(26,124,587)		$(119,235,233)

At June 30, 2018, certain shareholders of the Portfolio owned 52% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE G : Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H : Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I : Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$9,283,368	$5,726,782

Total taxable distributions paid	$9,283,368	$5,726,782

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,824,814
Accumulated capital and other losses	(50,169,345	)(a)
Unrealized appreciation/(depreciation)	74,319,468	(b)

Total accumulated earnings/(deficit)	$26,974,937

(a)	As of December 31, 2017, the Portfolio had a net capital loss carryforward of $50,169,345. During the fiscal year, the Portfolio utilized $38,911,532 of capital loss carry forwards to offset current year net realized gains. The Portfolio also had $905,101,875 of capital loss carryforwards expire during the fiscal year.

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AB Variable Products Series Fund

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs) and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of December 31, 2017, the Portfolio had a net short-term capital loss carryforward of $50,169,345 which will expire on December 31, 2018.

NOTE J : Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$16.30		$13.28		$13.52		$13.53	$14.99	$12.96

Income From Investment Operations
Net investment income (a)	.21	(b)	.31	(b)	.30	(b)†	.30	.48	.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.24)		3.06		(.37)		.05	(1.40)	2.59

Net increase (decrease) in net asset value from operations	(1.03)		3.37		(.07)		.35	(.92)	2.92

Less: Dividends
Dividends from net investment income	–0	–	(.35)		(.17)		(.36)	(.54)	(.89)

Net asset value, end of period	$15.27		$16.30		$13.28		$13.52	$13.53	$14.99

Total Return
Total investment return based on net asset value (c)	(6.32)%		25.42	%*	(.50	)%†*	2.59%	(6.21)%	23.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,695		$53,014		$47,385		$48,665	$50,504	$58,723
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.86	%^	.85%		.86%		.85%	.85%	.82%
Expenses, before waivers/reimbursements	.86	%^	.86%		.86%		.85%	.85%	.82%
Net investment income	2.63	%(b)^	2.05	%(b)	2.27	%(b)†	2.09%	3.25%	2.33%
Portfolio turnover rate	25%		45%		64%		74%	64%	59%

See footnote summary on page 23.

22

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$16.15		$13.16		$13.41		$13.41	$14.86	$12.84

Income From Investment Operations
Net investment income (a)	.19	(b)	.27	(b)	.27	(b)†	.26	.45	.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.23)		3.02		(.38)		.06	(1.40)	2.56

Net increase (decrease) in net asset value from operations	(1.04)		3.29		(.11)		.32	(.95)	2.86

Less: Dividends
Dividends from net investment income	–0	–	(.30)		(.14)		(.32)	(.50)	(.84)

Net asset value, end of period	$15.11		$16.15		$13.16		$13.41	$13.41	$14.86

Total Return
Total investment return based on net asset value (c)	(6.44)%		25.09	%*	(.80	)%†*	2.40%	(6.46)%	22.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$380,977		$432,885		$460,086		$550,746	$615,682	$743,517
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.11	%^	1.10%		1.11%		1.10%	1.10%%	1.07%
Expenses, before waivers/reimbursements	1.11	%^	1.11%		1.11%		1.10%	1.10%	1.07%
Net investment income	2.30	%(b)^	1.83	%(b)	2.04	%(b)†	1.85%	3.06%	2.20%
Portfolio turnover rate	25%		45%		64%		74%	64%	59%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.002	.01%	.01%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2017 and December 31, 2016 by .01% and .07%, respectively.

^	Annualized.

See notes to financial statements.

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INTERNATIONAL VALUE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

24

AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

25

INTERNATIONAL VALUE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap (although the directors noted that the Fund’s expense ratio was currently below the Adviser’s expense cap). The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

26

VPS-IV-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	LARGE CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

LARGE CAP GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,089.80	$3.52	0.68%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.42	$3.41	0.68%

Class B
Actual	$1,000	$1,088.50	$4.82	0.93%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.18	$4.66	0.93%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

LARGE CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Alphabet, Inc.—Class C	$36,447,170	8.1%
Facebook, Inc.—Class A	32,618,361	7.3
Visa, Inc.—Class A	22,178,223	4.9
Home Depot, Inc. (The)	18,780,521	4.2
UnitedHealth Group, Inc.	18,319,783	4.1
Biogen, Inc.	17,300,045	3.8
Costco Wholesale Corp.	16,536,587	3.7
Apple, Inc.	14,144,625	3.1
NIKE, Inc.—Class B	13,144,810	2.9
Zoetis, Inc.	12,887,373	2.9

	$202,357,498	45.0%

SECTOR BREAKDOWN2

June 30, 2018 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$161,565,225	35.9%
Health Care	84,942,921	18.9
Consumer Discretionary	75,370,568	16.7
Consumer Staples	41,169,880	9.1
Industrials	32,843,608	7.3
Financials	11,763,779	2.6
Materials	8,872,391	2.0
Short-Term Investments	33,919,667	7.5

Total Investments	$450,448,039	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS– 92.6%

INFORMATION TECHNOLOGY–35.9%
COMMUNICATIONS EQUIPMENT–0.8%
Arista Networks, Inc.(a)	13,707	$3,529,415

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Amphenol Corp.–Class A	24,236	2,112,167

INTERNET SOFTWARE & SERVICES–15.3%
Alphabet, Inc.–Class C(a)	32,669	36,447,170
Facebook, Inc.–Class A(a)	167,859	32,618,361

		69,065,531

IT SERVICES–8.7%
Cognizant Technology Solutions Corp.–Class A	39,558	3,124,686
Fiserv, Inc.(a)	60,580	4,488,372
PayPal Holdings, Inc.(a)	113,102	9,418,004
Visa, Inc.–Class A	167,446	22,178,223

		39,209,285

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.7%
NVIDIA Corp.	6,512	1,542,693
Texas Instruments, Inc.	15,610	1,721,002
Xilinx, Inc.	134,956	8,807,229

		12,070,924

SOFTWARE–4.8%
Activision Blizzard, Inc.	64,417	4,916,305
Adobe Systems, Inc.(a)	37,400	9,118,494
Electronic Arts, Inc.(a)	28,330	3,995,097
Red Hat, Inc.(a)	12,264	1,647,914
salesforce.com, Inc.(a)	12,870	1,755,468

		21,433,278

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.1%
Apple, Inc.	76,412	14,144,625

		161,565,225

HEALTH CARE–18.9%
BIOTECHNOLOGY–4.8%
Biogen, Inc.(a)	59,606	17,300,046
Regeneron Pharmaceuticals, Inc.(a)	12,691	4,378,268

		21,678,314

HEALTH CARE EQUIPMENT & SUPPLIES–6.6%
Edwards Lifesciences Corp.(a)	87,562	12,746,400
Intuitive Surgical, Inc.(a)	26,912	12,876,854

Stryker Corp.	24,140	$4,076,280

		29,699,534

HEALTH CARE PROVIDERS & SERVICES–4.1%
UnitedHealth Group, Inc.	74,671	18,319,783

LIFE SCIENCES TOOLS & SERVICES–0.5%
Mettler-Toledo International, Inc.(a)	4,075	2,357,917

PHARMACEUTICALS–2.9%
Zoetis, Inc.	151,278	12,887,373

		84,942,921

CONSUMER DISCRETIONARY–16.7%
HOTELS, RESTAURANTS & LEISURE–1.4%
Starbucks Corp.	128,930	6,298,231

INTERNET & DIRECT MARKETING RETAIL–2.4%
Booking Holdings, Inc.(a)	5,310	10,763,848

MEDIA–0.6%
Comcast Corp.–Class A	83,840	2,750,790

MULTILINE RETAIL–1.3%
Dollar Tree, Inc.(a)	69,751	5,928,835

SPECIALTY RETAIL–8.1%
Home Depot, Inc. (The)	96,261	18,780,521
TJX Cos., Inc. (The)	98,729	9,397,026
Ulta Salon Cosmetics & Fragrance, Inc.(a)	35,580	8,306,507

		36,484,054

TEXTILES, APPAREL & LUXURY GOODS–2.9%
NIKE, Inc.—Class B	164,970	13,144,810

		75,370,568

CONSUMER STAPLES–9.2%
BEVERAGES–5.5%
Constellation Brands, Inc.–Class A	58,030	12,701,026
Monster Beverage Corp.(a)	208,242	11,932,267

		24,633,293

FOOD & STAPLES RETAILING–3.7%
Costco Wholesale Corp.	79,130	16,536,587

		41,169,880

INDUSTRIALS–7.3%
BUILDING PRODUCTS–3.0%
Allegion PLC	85,019	6,577,070
AO Smith Corp.	90,660	5,362,539

3

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Lennox International, Inc.	8,731	$1,747,509

		13,687,118

COMMERCIAL SERVICES & SUPPLIES–1.4%
Copart, Inc.(a)	109,441	6,189,983

INDUSTRIAL CONGLOMERATES–1.5%
Roper Technologies, Inc.	24,514	6,763,658

MACHINERY–1.2%
IDEX Corp.	12,170	1,660,962
WABCO Holdings, Inc.(a)	32,372	3,788,171

		5,449,133

TRADING COMPANIES & DISTRIBUTORS–0.2%
Fastenal Co.	15,660	753,716

		32,843,608

FINANCIALS–2.6%
CAPITAL MARKETS–2.6%
MarketAxess Holdings, Inc.	16,680	3,300,305
S&P Global, Inc.	41,510	8,463,474

		11,763,779

MATERIALS–2.0%
CHEMICALS–2.0%
Sherwin-Williams Co. (The)	21,769	8,872,391

Total Common Stocks (cost $267,851,333)		416,528,372

SHORT-TERM INVESTMENTS–7.5%
INVESTMENT COMPANIES–7.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(b)(c)(d) (cost $33,919,667)	33,919,667	$33,919,667

TOTAL INVESTMENTS–100.1% (cost $301,771,000)		450,448,039
Other assets less liabilities–(0.1)%		(347,162)

NET ASSETS–100.0%		$450,100,877

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

4

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $267,851,333)	$416,528,372
Affiliated issuers (cost $33,919,667)	33,919,667
Cash	17,854
Receivable for investment securities sold	696,539
Receivable for capital stock sold	135,273
Unaffiliated dividends receivable	55,502
Affiliated dividends receivable	15,864

Total assets	451,369,071

LIABILITIES
Payable for investment securities purchased	769,627
Advisory fee payable	230,205
Payable for capital stock redeemed	106,967
Distribution fee payable	50,837
Administrative fee payable	9,157
Directors’ fees payable	437
Transfer Agent fee payable	97
Accrued expenses	100,867

Total liabilities	1,268,194

NET ASSETS	$450,100,877

COMPOSITION OF NET ASSETS
Capital stock, at par	$7,526
Additional paid-in capital	212,650,078
Accumulated net investment loss	(377,152)
Accumulated net realized gain on investment transactions	89,143,386
Net unrealized appreciation on investments	148,677,039

$450,100,877

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$213,187,541	3,472,336	$61.40
B	$236,913,336	4,053,412	$58.45

See notes to financial statements.

5

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$1,360,045
Affiliated issuers	15,864
Interest	34,508	1,410,417

EXPENSES
Advisory fee (see Note B)	1,326,289
Distribution fee—Class B	287,326
Transfer agency—Class A	2,067
Transfer agency—Class B	2,239
Custodian	51,152
Printing	33,599
Administrative	27,008
Audit and tax	20,462
Legal	20,372
Directors’ fees	12,794
Miscellaneous	6,125

Total expenses	1,789,433
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,864)

Net expenses		1,787,569

Net investment loss		(377,152)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions		39,572,691
Net change in unrealized appreciation/depreciation of investments		(1,794,486)

Net gain on investment transactions		37,778,205

NET INCREASE IN NET ASSETS FROM OPERATIONS		$37,401,053

See notes to financial statements.

6

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(377,152)		$(419,892)
Net realized gain on investment transactions	39,572,691		52,939,123
Net change in unrealized appreciation/depreciation of investments	(1,794,486)		65,619,253

Net increase in net assets from operations	37,401,053		118,138,484
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investment transactions
Class A	–0	–	(11,465,663)
Class B	–0	–	(13,633,647)
CAPITAL STOCK TRANSACTIONS
Net decrease	(16,626,637)		(44,751,279)

Total increase	20,774,416		48,287,895
NET ASSETS
Beginning of period	429,326,461		381,038,566

End of period (including accumulated net investment loss of ($377,152) and undistributed net investment income of $0, respectively)	$450,100,877		$429,326,461

See notes to financial statements.

7

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Large Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$416,528,372		$–0	–	$–0	–	$416,528,372
Short-Term Investments	33,919,667		–0	–	–0	–	33,919,667

Total Investments in Securities	450,448,039		–0	–	–0	–	450,448,039
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$450,448,039		$–0	–	$–0	–	$450,448,039

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

10

AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Portfolio’s average daily net assets. Effective February 3, 2017, the advisory fee was reduced from .75% to .60% of the first $2.5 billion, .65% to .50% of the next $2.5 billion and .60% to ..45% in excess of $5 billion of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,008.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $1,864.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$35,815	$1,895	$33,920	$16

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $30,303, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual

11

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D : Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$80,387,106		$118,236,204
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$149,831,643
Gross unrealized depreciation	(1,154,604)

Net unrealized appreciation	$148,677,039

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2018.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	61,706		307,126	$3,658,410		$15,850,176
Shares issued in reinvestment of distributions	–0	–	226,684	–0	–	11,465,663
Shares redeemed	(288,199)		(774,660)	(16,933,502)		(40,887,713)

Net decrease	(226,493)		(240,850)	$(13,275,092)		$(13,571,874)

Class B
Shares sold	211,685		484,079	$11,995,768		$24,170,743
Shares issued in reinvestment of distributions	–0	–	282,504	–0	–	13,633,647
Shares redeemed	(272,407)		(1,336,010)	(15,347,313)		(68,983,795)

Net decrease	(60,722)		(569,427)	$(3,351,545)		$(31,179,405)

12

AB Variable Products Series Fund

At June 30, 2018, certain shareholders of the Portfolio owned 62% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE F: Risks Involved in Investing in the Portfolio

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE H: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
Distributions paid from:
Ordinary income	$–0	–	$237,824
Net long-term capital gains	25,099,310		49,548,625

Total taxable distributions paid	$25,099,310		$49,786,449

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$581,110
Undistributed capital gains	49,541,553
Unrealized appreciation/(depreciation)	149,919,556	(a)

Total accumulated earnings/(deficit)	$200,042,219

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE I: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

13

LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$56.34		$45.22		$49.50		$48.83		$42.78		$31.17

Income From Investment Operations
Net investment income (loss) (a)	(.01	)(b)	.02	(b)	(.03	)(b)†	.02		.02		(.04)
Net realized and unrealized gain on investment transactions	5.07		14.10		1.44		5.33		6.03		11.68
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–	–0	–

Net increase in net asset value from operations	5.06		14.12		1.41		5.35		6.05		11.64

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	–0	–	(.03)
Distributions from net realized gain on investment transactions	–0	–	(3.00)		(5.69)		(4.68)		–0	–	–0	–

Total dividends and distributions	–0	–	(3.00)		(5.69)		(4.68)		–0	–	(.03)

Net asset value, end of period	$61.40		$56.34		$45.22		$49.50		$48.83		$42.78

Total Return
Total investment return based on net asset value (d)	8.98%		31.98	%*	2.63	%†*	11.11	%*	14.14	%*	37.35	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$213,188		$208,392		$178,136		$191,568		$189,620		$190,488
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.68	%^	.70%		.85%		.82%		.83%		.85%
Expenses, before waivers/reimbursements	.68	%^	.70%		.85%		.82%		.83%		.85%
Net investment income (loss)	(.04	)%(b)^	.03	%(b)	(.07	)%(b)†	.04%		.04%		(.11)%
Portfolio turnover rate	19%		48%		59%		65%		65%		60%

See footnote summary on page 15.

14

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
2017	2016	2015	2014	2013
Net asset value, beginning of period	$53.70	$43.32	$47.77	$47.38	$41.62	$30.38

Income From Investment Operations
Net investment loss (a)	(.08	)(b)	(.11	)(b)	(.14	)(b)†	(.10)	(.09)	(.13)
Net realized and unrealized gain on investment transactions	4.83	13.49	1.38	5.17	5.85	11.37
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–	–0	–

Net increase in net asset value from operations	4.75	13.38	1.24	5.07	5.76	11.24

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(3.00)	(5.69)	(4.68)	–0	–	–0	–

Net asset value, end of period	$58.45	$53.70	$43.32	$47.77	$47.38	$41.62

Total Return
Total investment return based on net asset value (d)	8.85%	31.67	%*	2.36	%†*	10.86	%*	13.84	%*	37.00	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$236,913	$220,934	$202,903	$267,171	$237,452	$230,350
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.93	%^	.95%	1.10%	1.07%	1.08%	1.10%
Expenses, before waivers/reimbursements	.93	%^	.95%	1.10%	1.07%	1.08%	1.10%
Net investment loss	(.29	)%(b)^	(.21	)%(b)	(.32	)%(b)†	(.21)%	(.21)%	(.36)%
Portfolio turnover rate	19%	48%	59%	65%	65%	60%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.005	.01%	.01%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013 by .03%, .01%, .09%, .02% and .10%, respectively.

^	Annualized.

See notes to financial statements.

15

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Growth Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

16

AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable. The directors noted that the reduction in the advisory fee rate effective since February 3, 2017 would likely impact the Adviser’s profitability analysis in future years.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting a reduction in the advisory fee rate effective since February 3, 2017) with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for two other AB Funds with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves

17

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since February 3, 2017, when the advisory fee rate was reduced. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

18

VPS-LCG-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	REAL ESTATE INVESTMENT PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

REAL ESTATE INVESTMENT PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.90	$5.43	1.09%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.39	$5.46	1.09%

Class B
Actual	$1,000	$1,008.70	$6.67	1.34%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.15	$6.71	1.34%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

REAL ESTATE INVESTMENT PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
American Tower Corp.	$3,785,904	7.6%
Simon Property Group, Inc.	3,303,388	6.6
Prologis, Inc.	2,312,288	4.6
Equinix, Inc.	2,124,516	4.3
Crown Castle International Corp.	1,892,241	3.8
Digital Realty Trust, Inc.	1,660,311	3.3
Essex Property Trust, Inc.	1,503,750	3.0
Mid-America Apartment Communities, Inc.	1,321,797	2.6
Alexandria Real Estate Equities, Inc.	1,245,298	2.5
Camden Property Trust	1,144,593	2.3

	$20,294,086	40.6%

INDUSTRY BREAKDOWN2

June 30, 2018 (unaudited)

INDUSTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Specialized REITs	$11,721,921	23.6%
Residential REITs	8,370,052	16.8
Retail REITs	7,539,660	15.1
Industrial REITs	5,554,896	11.2
Office REITs	5,402,770	10.8
Health Care REITs	5,063,409	10.2
Hotel & Resort REITs	2,827,270	5.7
Diversified REITs	2,179,333	4.4
IT Consulting & Other Services	929,252	1.9
Short-Term Investments	152,964	0.3

Total Investments	$49,741,527	100.0%

1	Long-term investments.

2	The Portfolio’s industry breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.

2

REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.2%

REAL ESTATE–97.3%
DIVERSIFIED REITS–4.4%
Armada Hoffler Properties, Inc.	54,690	$814,881
Empire State Realty Trust, Inc.–Class A	36,510	624,321
VEREIT, Inc.	99,480	740,131

		2,179,333

HEALTH CARE REITS–10.1%
HCP, Inc.	42,070	1,086,247
Healthcare Realty Trust, Inc.	24,030	698,792
LTC Properties, Inc.	13,670	584,256
Medical Properties Trust, Inc.	70,200	985,608
Sabra Health Care REIT, Inc.	43,060	935,694
Ventas, Inc.	13,570	772,812

		5,063,409

HOTEL & RESORT REITS–5.7%
Hersha Hospitality Trust	19,860	425,997
MGM Growth Properties LLC–Class A	16,380	498,935
Park Hotels & Resorts, Inc.	22,960	703,265
RLJ Lodging Trust	32,160	709,128
Summit Hotel Properties, Inc.	34,238	489,945

		2,827,270

INDUSTRIAL REITS–11.1%
Duke Realty Corp.	38,000	1,103,140
Monmouth Real Estate Investment Corp.–Class A	36,210	598,552
Prologis, Inc.	35,200	2,312,288
Rexford Industrial Realty, Inc.	21,790	683,988
STAG Industrial, Inc.	31,470	856,928

		5,554,896

OFFICE REITS–10.8%
Alexandria Real Estate Equities, Inc.	9,870	1,245,298
Brandywine Realty Trust	31,560	532,733
Columbia Property Trust, Inc.	39,426	895,364
Corporate Office Properties Trust	23,050	668,220
Highwoods Properties, Inc.	15,070	764,501
JBG SMITH Properties	13,030	475,204
Kilroy Realty Corp.	10,860	821,450

		5,402,770

RESIDENTIAL REITS–16.7%
American Campus Communities, Inc.	17,080	732,391
American Homes 4 Rent–Class A	45,450	1,008,081
Apartment Investment & Management Co.–Class A	19,160	810,468
Camden Property Trust	12,560	1,144,593
Essex Property Trust, Inc.	6,290	1,503,750
Independence Realty Trust, Inc.	74,290	765,930
Mid-America Apartment Communities, Inc.	13,130	1,321,797
Sun Communities, Inc.	11,065	1,083,042

		8,370,052

RETAIL REITS–15.1%
Agree Realty Corp.	9,190	$484,956
Brixmor Property Group, Inc.	28,420	495,361
National Retail Properties, Inc.	21,950	964,922
Regency Centers Corp.	16,500	1,024,320
Retail Opportunity Investments Corp.	32,070	614,461
Simon Property Group, Inc.	19,410	3,303,388
Urban Edge Properties	28,520	652,252

		7,539,660

SPECIALIZED REITS–23.4%
American Tower Corp.	26,260	3,785,904
Crown Castle International Corp.	17,550	1,892,241
CubeSmart	27,320	880,250
Digital Realty Trust, Inc.	14,880	1,660,311
EPR Properties	9,020	584,406
Equinix, Inc.	4,942	2,124,516
National Storage Affiliates Trust	25,772	794,293

		11,721,921

		48,659,311

SOFTWARE & SERVICES–1.9%
IT CONSULTING & OTHER SERVICES–1.9%
InterXion Holding NV(a)	7,410	462,532
Switch, Inc.–Class A(b)	38,350	466,720

		929,252

Total Common Stocks (cost $43,276,197)		49,588,563

SHORT-TERM INVESTMENTS–0.3%
INVESTMENT COMPANIES–0.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(e) (cost $152,964)	152,964	152,964

Total Investments Before Security Lending Collateral for Securities Loaned–99.5% (cost $43,429,161)		49,741,527

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.2%
INVESTMENT COMPANIES–0.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(e) (cost $115,375)	115,375	115,375

TOTAL INVESTMENTS–99.7% (cost $43,544,536)		49,856,902
Other assets less liabilities–0.3%		155,407

NET ASSETS–100.0%		$50,012,309

3

REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

REIT—Real Estate Investment Trust

See notes to financial statements.

4

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $43,276,197)	$49,588,563	(a)
Affiliated issuers (cost $268,339–including investment of cash collateral for securities loaned of $115,375)	268,339
Foreign currencies, at value (cost $8,329)	7,590
Unaffiliated dividends and interest receivable	192,264
Receivable for investment securities sold	176,885
Receivable for capital stock sold	1,644
Affiliated dividends receivable	97

Total assets	50,235,382

LIABILITIES
Payable for collateral received on securities loaned	115,375
Audit and tax fee payable	23,133
Advisory fee payable	22,933
Printing fee payable	17,454
Custody fee payable	12,129
Administrative fee payable	9,157
Distribution fee payable	3,905
Payable for capital stock redeemed	3,246
Directors’ fees payable	436
Transfer Agent fee payable	87
Accrued expenses	15,218

Total liabilities	223,073

NET ASSETS	$50,012,309

COMPOSITION OF NET ASSETS
Capital stock, at par	$5,426
Additional paid-in capital	39,783,838
Undistributed net investment income	1,643,026
Accumulated net realized gain on investment and foreign currency transactions	2,268,392
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	6,311,627

	$50,012,309

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$31,254,061	3,397,368	$9.20
B	$18,758,248	2,028,880	$9.25

(a)	Includes securities on loan with a value of $112,329 (see Note E).

See notes to financial statements.

5

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$954,957
Affiliated issuers	582
Interest	553

956,092

EXPENSES
Advisory fee (see Note B)	131,193
Distribution fee—Class B	22,014
Transfer agency—Class A	1,444
Transfer agency—Class B	844
Custodian	30,908
Administrative	27,008
Audit and tax	26,301
Legal	14,292
Printing	14,021
Directors’ fees	12,795
Miscellaneous	979

Total expenses	281,799
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(58)

Net expenses	281,741

Net investment income	674,351

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investment transactions	291,178
Net change in unrealized appreciation/depreciation of:
Investments	(636,281)
Foreign currency denominated assets and liabilities	(268)

Net loss on investment and foreign currency transactions	(345,371)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$328,980

See notes to financial statements.

6

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$674,351		$760,056
Net realized gain on investment and foreign currency transactions	291,178		2,155,889
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(636,549)		387,706

Net increase in net assets from operations	328,980		3,303,651
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(597,227)
Class B	–0	–	(287,437)
Net realized gain on investment transactions
Class A	–0	–	(1,785,451)
Class B	–0	–	(978,421)
CAPITAL STOCK TRANSACTIONS
Net decrease	(2,121,292)		(761,253)

Total decrease	(1,792,312)		(1,106,138)
NET ASSETS
Beginning of period	51,804,621		52,910,759

End of period (including undistributed net investment income of $1,643,026 and $968,675, respectively)	$50,012,309		$51,804,621

See notes to financial statements.

7

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Real Estate Investment Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is total return from long-term growth of capital and income. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$49,588,563		$–0	–	$–0	–	$49,588,563
Short-Term Investments	152,964		–0	–	–0	–	152,964
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	115,375		–0	–	–0	–	115,375

Total Investments in Securities	49,856,902		–0	–	–0	–	49,856,902
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$49,856,902		$–0	–	$–0	–	$49,856,902

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

9

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

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AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,008.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $11.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$493	$340	$153	$0	*
Government Money Market Portfolio**	0	1,087	972	115	1

Total				$268	$1

*	Amount is less than $500

**	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $19,607, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

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REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$19,368,360		$20,362,204
U.S. government securities......................	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$6,772,141
Gross unrealized depreciation	(459,775)

Net unrealized appreciation	$6,312,366

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2018.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise

12

AB Variable Products Series Fund

voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had securities on loan with a value of $112,329 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $115,375. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $485 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $47. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	227,612		209,630	$1,972,191		$1,934,567
Shares issued in reinvestment of dividends and distributions	–0	–	270,759	–0	–	2,382,678
Shares redeemed	(439,459)		(701,136)	(3,789,480)		(6,508,769)

Net decrease	(211,847)		(220,747)	$(1,817,289)		$(2,191,524)

Class B
Shares sold	152,154		347,042	$1,301,849		$3,209,095
Shares issued in reinvestment of dividends and distributions	–0	–	142,873	–0	–	1,265,858
Shares redeemed	(187,092)		(326,273)	(1,605,852)		(3,044,682)

Net increase (decrease)	(34,938)		163,642	$(304,003)		$1,430,271

At June 30, 2018, certain shareholders of the Portfolio owned 61% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Real Estate Risk—The Portfolio’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

13

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$1,214,271	$1,278,264
Net long-term capital gains	2,434,265	2,024,260

Total taxable distributions paid	$3,648,536	$3,302,524

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$968,675
Undistributed capital gains	2,002,945
Unrealized appreciation/(depreciation)	6,922,445	(a)

Total accumulated earnings/(deficit)	$9,894,065

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

14

AB Variable Products Series Fund

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

15

REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$9.11		$9.22		$9.08		$10.00	$11.18	$12.25

Income From Investment Operations
Net investment income (a)	.12	(b)	.14	(b)	.18	(b)†	.18	.14	.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.03)		.44		.56		(.12)	2.39	.24

Net increase in net asset value from operations	.09		.58		.74		.06	2.53	.48

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.17)		(.15)		(.15)	(.37)	(.20)
Distributions from net realized gain on investment transactions	–0	–	(.52)		(.45)		(.83)	(3.34)	(1.35)

Total dividends and distributions	–0	–	(.69)		(.60)		(.98)	(3.71)	(1.55)

Net asset value, end of period	$9.20		$9.11		$9.22		$9.08	$10.00	$11.18

Total Return
Total investment return based on net asset value (c)	.99%		6.53%		7.76	%†	.80%	25.35%	4.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,254		$32,883		$35,294		$35,970	$38,003	$31,576
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.09	%^	1.05%		1.08%		1.07%	1.08%	.86%
Expenses, before waivers/reimbursements	1.09	%^	1.05%		1.08%		1.07%	1.08%	.86%
Net investment income	2.91	%(b)^	1.54	%(b)	1.90	%(b)†	1.91%	1.26%	1.92%
Portfolio turnover rate	40%		59%		77%		67%	67%	98%

See footnote summary on page 17

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$9.17		$9.27		$9.14		$10.05	$11.22	$12.28

Income From Investment Operations
Net investment income (a)	.12	(b)	.12	(b)	.15	(b)†	.16	.11	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.04)		.45		.56		(.11)	2.40	.18

Net increase in net asset value from operations	.08		.57		.71		.05	2.51	.45

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.15)		(.13)		(.13)	(.34)	(.16)
Distributions from net realized gain on investment transactions	–0	–	(.52)		(.45)		(.83)	(3.34)	(1.35)

Total dividends and distributions	–0	–	(.67)		(.58)		(.96)	(3.68)	(1.51)

Net asset value, end of period	$9.25		$9.17		$9.27		$9.14	$10.05	$11.22

Total Return
Total investment return based on net asset value (c)	.87%		6.37%		7.38	%†	.66%	24.96%	3.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,758		$18,921		$17,617		$13,888	$13,301	$12,394
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.34	%^	1.30%		1.34%		1.33%	1.33%	1.15%
Expenses, before waivers/reimbursements	1.34	%^	1.30%		1.34%		1.33%	1.33%	1.15%
Net investment income	2.68	%(b)^	1.32	%(b)	1.56	%(b)†	1.67%	1.03%	2.13%
Portfolio turnover rate	40%		59%		77%		67%	67%	98%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment	Net Investment	Total
Income Per Share	Income Ratio	Return
$.002	.02%	.02%

^	Annualized.

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REAL ESTATE INVESTMENT PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Real Estate Investment Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

18

AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

19

REAL ESTATE INVESTMENT PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

VPS-REI-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL CAP GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,170.00	$6.24	1.16%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.04	$5.81	1.16%

Class B
Actual	$1,000	$1,169.40	$7.58	1.41%
Hypothetical (5% annual return before expenses)	$1,000	$1,017.80	$7.05	1.41%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

SMALL CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Five Below, Inc.	$1,332,960	1.8%
Teladoc, Inc.	1,257,885	1.7
Planet Fitness, Inc.	1,255,278	1.7
iRhythm Technologies, Inc.	1,180,685	1.6
Blackbaud, Inc.	1,096,010	1.5
Freshpet, Inc.	1,081,008	1.5
Tactile Systems Technology, Inc.	1,072,708	1.5
Pure Storage, Inc.—Class A	1,067,436	1.5
Trade Desk, Inc. (The)—Class A	1,033,958	1.4
Tetra Tech, Inc.	1,029,308	1.4

	$11,407,236	15.6%

SECTOR BREAKDOWN2

June 30, 2018 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$18,407,777	25.4%
Health Care	16,768,240	23.1
Industrials	13,370,087	18.5
Consumer Discretionary	10,404,826	14.4
Financials	5,126,424	7.1
Materials	2,313,341	3.2
Consumer Staples	1,982,491	2.7
Energy	1,444,068	2.0
Telecommunication Services	803,949	1.1
Short-Term Investments	1,796,823	2.5

Total Investments	$72,418,026	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.8%

INFORMATION TECHNOLOGY–25.5%
COMMUNICATIONS EQUIPMENT–0.8%
Ciena Corp.(a)	20,550	$544,781

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.5%
Littelfuse, Inc.	1,350	308,043
National Instruments Corp.	16,250	682,175
Novanta, Inc.(a)	1,495	93,138

		1,083,356

INTERNET SOFTWARE & SERVICES–6.6%
2U, Inc.(a)	10,927	913,060
Etsy, Inc.(a)	12,270	517,671
GrubHub, Inc.(a)	9,440	990,350
New Relic, Inc.(a)	9,056	910,943
Q2 Holdings, Inc.(a)	7,463	425,764
Trade Desk, Inc. (The)–Class A(a)	11,023	1,033,958

		4,791,746

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.6%
Monolithic Power Systems, Inc.	6,871	918,447
Silicon Laboratories, Inc.(a)	9,784	974,486

		1,892,933

SOFTWARE–12.5%
Aspen Technology, Inc.(a)	8,403	779,294
Blackbaud, Inc.	10,698	1,096,010
Blackline, Inc.(a)	12,012	521,681
Bottomline Technologies de, Inc.(a)	19,110	952,252
Guidewire Software, Inc.(a)	8,113	720,272
HubSpot, Inc.(a)	7,470	936,738
Paylocity Holding Corp.(a)	16,829	990,555
Pivotal Software, Inc.–Class A(a)	14,402	349,537
Proofpoint, Inc.(a)	6,288	725,069
RingCentral, Inc.–Class A(a)	10,960	771,036
SailPoint Technologies Holding, Inc.(a)	26,578	652,224
Take-Two Interactive Software, Inc.(a)	4,502	532,857

		9,027,525

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.5%
Pure Storage, Inc.–Class A(a)	44,700	1,067,436

		18,407,777

HEALTH CARE–23.2%
BIOTECHNOLOGY–11.2%
Adamas Pharmaceuticals, Inc.(a)(b)	12,815	331,011
Aimmune Therapeutics, Inc.(a)	11,513	309,585

Ascendis Pharma A/S (ADR)(a)	5,131	$341,314
Audentes Therapeutics, Inc.(a)	6,419	245,270
BeiGene Ltd. (ADR)(a)	1,857	285,477
Biohaven Pharmaceutical Holding Co., Ltd.(a)	13,878	548,458
Blueprint Medicines Corp.(a)	5,982	379,737
Clovis Oncology, Inc.(a)	7,180	326,475
Deciphera Pharmaceuticals, Inc.(a)	7,971	313,659
Exact Sciences Corp.(a)	17,105	1,022,708
Loxo Oncology, Inc.(a)	3,655	634,069
Madrigal Pharmaceuticals, Inc.(a)	1,340	374,785
Neurocrine Biosciences, Inc.(a)	6,730	661,155
NuCana PLC (ADR)(a)(b)	8,972	170,468
Sage Therapeutics, Inc.(a)	3,286	514,358
Sarepta Therapeutics, Inc.(a)	5,120	676,762
Spark Therapeutics, Inc.(a)	5,340	441,938
Ultragenyx Pharmaceutical, Inc.(a)	7,213	554,463

		8,131,692

HEALTH CARE EQUIPMENT & SUPPLIES–4.9%
iRhythm Technologies, Inc.(a)	14,553	1,180,685
Nevro Corp.(a)	7,649	610,772
Penumbra, Inc.(a)	4,758	657,318
Tactile Systems Technology, Inc.(a)	20,629	1,072,708

		3,521,483

HEALTH CARE TECHNOLOGY–3.1%
Teladoc, Inc.(a)(b)	21,669	1,257,885
Vocera Communications, Inc.(a)	32,377	967,749

		2,225,634

LIFE SCIENCES TOOLS & SERVICES–1.3%
ICON PLC(a)	7,052	934,602

PHARMACEUTICALS–2.7%
Aerie Pharmaceuticals, Inc.(a)	7,000	472,850
GW Pharmaceuticals PLC (ADR)(a)	1,968	274,615
Intersect ENT, Inc.(a)	24,730	926,139
Revance Therapeutics, Inc.(a)	10,245	281,225

		1,954,829

		16,768,240

INDUSTRIALS–18.5%
AEROSPACE & DEFENSE–2.0%
Hexcel Corp.	11,934	792,179
Mercury Systems, Inc.(a)	17,460	664,528

		1,456,707

COMMERCIAL SERVICES & SUPPLIES–2.9%
Cimpress NV(a)	7,045	1,021,243
Tetra Tech, Inc.	17,595	1,029,308

		2,050,551

CONSTRUCTION & ENGINEERING–1.2%
Dycom Industries, Inc.(a)	9,083	858,434

3

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INDUSTRIAL CONGLOMERATES–0.7%
Carlisle Cos., Inc.	4,925	$533,427

MACHINERY–6.8%
Gardner Denver Holdings, Inc.(a)	25,239	741,774
Gates Industrial Corp. PLC(a)	24,914	405,351
IDEX Corp.	5,542	756,372
John Bean Technologies Corp.	1,428	126,949
Kennametal, Inc.	20,510	736,309
Lincoln Electric Holdings, Inc.	8,709	764,302
Nordson Corp.	5,210	669,016
RBC Bearings, Inc.(a)	5,523	711,418

		4,911,491

ROAD & RAIL–2.6%
Knight-Swift Transportation Holdings, Inc.	24,540	937,673
Saia, Inc.(a)	11,560	934,626

		1,872,299

TRADING COMPANIES & DISTRIBUTORS–2.3%
H&E Equipment Services, Inc.	21,513	809,104
SiteOne Landscape Supply, Inc.(a)	10,457	878,074

		1,687,178

		13,370,087

CONSUMER DISCRETIONARY–14.4%
DISTRIBUTORS–1.2%
Pool Corp.	5,997	908,545

DIVERSIFIED CONSUMER SERVICES–2.7%
Bright Horizons Family Solutions, Inc.(a)	9,415	965,226
Grand Canyon Education, Inc.(a)	9,000	1,004,490

		1,969,716

HOTELS, RESTAURANTS & LEISURE–3.0%
Hilton Grand Vacations, Inc.(a)	25,491	884,538
Planet Fitness, Inc.(a)	28,568	1,255,278

		2,139,816

INTERNET & DIRECT MARKETING RETAIL–2.2%
Shutterfly, Inc.(a)	8,870	798,566
Wayfair, Inc.– Class A(a)	6,405	760,658

		1,559,224

MULTILINE RETAIL–1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	13,082	948,445

SPECIALTY RETAIL–4.0%
Five Below, Inc.(a)	13,642	1,332,960
Floor & Decor Holdings, Inc.–Class A(a)	17,756	875,903
Sleep Number Corp.(a)	23,095	670,217

		2,879,080

		10,404,826

FINANCIALS–7.1%
BANKS–2.6%
Sterling Bancorp./DE	30,606	$719,241
SVB Financial Group(a)	1,358	392,136
Western Alliance Bancorp(a)	13,782	780,199

		1,891,576

CAPITAL MARKETS–3.2%
Hamilton Lane, Inc.–Class A	16,242	779,129
Houlihan Lokey, Inc.	16,090	824,130
Stifel Financial Corp.	13,017	680,138

		2,283,397

INSURANCE–1.3%
Trupanion, Inc.(a)(b)	24,649	951,451

		5,126,424

MATERIALS–3.2%
CHEMICALS–2.1%
Ingevity Corp.(a)	8,040	650,114
PolyOne Corp.	20,802	899,063

		1,549,177

CONSTRUCTION MATERIALS–1.1%
Summit Materials, Inc.–Class A(a)	29,111	764,164

		2,313,341

CONSUMER STAPLES–2.8%
FOOD & STAPLES RETAILING–1.3%
Chefs’ Warehouse, Inc. (The)(a)	31,631	901,483

FOOD PRODUCTS–1.5%
Freshpet, Inc.(a)(b)	39,381	1,081,008

		1,982,491

ENERGY–2.0%
ENERGY EQUIPMENT & SERVICES–1.1%
Forum Energy Technologies, Inc.(a)	20,898	258,090
Oil States International, Inc.(a)	17,441	559,856

		817,946

OIL, GAS & CONSUMABLE FUELS–0.9%
Matador Resources Co.(a)	20,836	626,122

		1,444,068

TELECOMMUNICATION SERVICES–1.1%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.1%
Vonage Holdings Corp.(a)	62,370	803,949

Total Common Stocks (cost $52,494,243)		70,621,203

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–2.5%
INVESTMENT COMPANIES–2.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(e) (cost $1,796,823)	1,796,823	$1,796,823

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.3% (cost $54,291,066)		72,418,026

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–4.2%
INVESTMENT COMPANIES–4.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(e) (cost $3,022,523)	3,022,523	3,022,523

TOTAL INVESTMENTS–104.5% (cost $57,313,589)		75,440,549
Other assets less liabilities–(4.5)%		(3,264,465)

NET ASSETS–100.0%		$72,176,084

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

5

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $52,494,243)	$70,621,203	(a)
Affiliated issuers (cost $4,819,346—including investment of cash collateral for securities loaned of $3,022,523)	4,819,346
Receivable for investment securities sold	209,170
Receivable for capital stock sold	72,209
Unaffiliated dividends and interest receivable	21,307
Affiliated dividends receivable	1,077

Total assets	75,744,312

LIABILITIES
Payable for collateral received on securities loaned	3,022,523
Payable for investment securities purchased	369,754
Advisory fee payable	45,355
Payable for capital stock redeemed	41,928
Distribution fee payable	9,350
Administrative fee payable	8,353
Directors’ fees payable	437
Transfer Agent fee payable	87
Accrued expenses	70,441

Total liabilities	3,568,228

NET ASSETS	$72,176,084

COMPOSITION OF NET ASSETS
Capital stock, at par	$3,728
Additional paid-in capital	45,797,948
Accumulated net investment loss	(379,389)
Accumulated net realized gain on investment transactions	8,626,837
Net unrealized appreciation on investments	18,126,960

	$72,176,084

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$27,751,637	1,352,916	$20.51
B	$44,424,447	2,374,979	$18.71

(a)	Includes securities on loan with a value of $2,976,144 (see Note E).

See notes to financial statements.

6

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$84,402
Affiliated issuers	29,003
Interest	1,510

114,915

EXPENSES
Advisory fee (see Note B)	235,037
Distribution fee—Class B	44,923
Transfer agency—Class A	949
Transfer agency—Class B	1,258
Custodian	43,928
Administrative	26,577
Audit and tax	20,729
Legal	14,008
Directors’ fees	12,794
Printing	10,412
Miscellaneous	989

Total expenses	411,604
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(3,061)

Net expenses	408,543

Net investment loss	(293,628)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	5,735,622
Net change in unrealized appreciation/depreciation of investments	4,217,888

Net gain on investment transactions	9,953,510

NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,659,882

See notes to financial statements.

7

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(293,628)	$(531,122)
Net realized gain on investment transactions	5,735,622	5,252,652
Net change in unrealized appreciation/depreciation of investments	4,217,888	7,427,912

Net increase in net assets from operations	9,659,882	12,149,442
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	13,081,428	(213,569)

Total increase	22,741,310	11,935,873
NET ASSETS
Beginning of period	49,434,774	37,498,901

End of period (including accumulated net investment loss of ($379,389) and ($85,761), respectively)	$72,176,084	$49,434,774

See notes to financial statements.

8

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

Effective February 1, 2013, the Portfolio was closed to new investors except that Contractholders of variable products with investment options that included the Portfolio as of January 31, 2013, may continue to purchase shares of the Portfolio in accordance with the procedures for the purchase of shares in the prospectus of the separate account in which they invest, including through reinvestment of dividends and capital gains distributions. Effective August 10, 2015, the Portfolio reopened to new investors.

The Portfolio may (i) make additional exceptions that, in the Adviser’s judgment, do not adversely affect the Adviser’s ability to manage the Portfolio; (ii) reject any investment or refuse any exception, including those detailed above, that the Adviser believes will adversely affect its ability to manage the Portfolio; and (iii) close and/or reopen the Portfolio to new or existing Contractholders at any time.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or

9

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10

AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$70,621,203		$–0	–	$–0	–	$70,621,203
Short-Term Investments	1,796,823		–0	–	–0	–	1,796,823
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,022,523		–0	–	–0	–	3,022,523

Total Investments in Securities	75,440,549		–0	–	–0	–	75,440,549
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$75,440,549		$–0	–	$–0	–	$75,440,549

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

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SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $26,577.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $130.

12

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$2,894	$1,098	$1,796	$1
Government Money Market Portfolio	4,718	15,238	16,933	3,023	28

Total				$4,819	$29

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $15,543, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$33,898,503		$22,015,521
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$18,989,795
Gross unrealized depreciation	(862,835)

Net unrealized appreciation	$18,126,960

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2018.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related

13

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had securities on loan with a value of $2,976,144 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $3,022,523. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $27,926 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $2,931. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Class A
Shares sold	52,595	75,951	$1,006,795	$1,157,881
Shares redeemed	(185,306)	(305,172)	(3,464,780)	(4,557,787)

Net decrease	(132,711)	(229,221)	$(2,457,985)	$(3,399,906)

Class B
Shares sold	1,220,283	543,353	$20,798,019	$7,927,078
Shares redeemed	(307,314)	(343,471)	(5,258,606)	(4,740,741)

Net increase	912,969	199,882	$15,539,413	$3,186,337

At June 30, 2018, certain shareholders of the Portfolio owned 82% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

14

AB Variable Products Series Fund

NOTE G: Risks Involved in Investing in the Portfolio

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
Distributions paid from:
Net long-term capital gains	$–0	–	$12,370,036

Total taxable distributions	$–0	–	$12,370,036

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gain	$3,671,689	(a)
Unrealized appreciation/(depreciation)	13,042,840	(b)

Total accumulated earnings/(deficit)	$16,714,529

(a)	During the fiscal year, the Portfolio utilized $1,139,598 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

15

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$17.53		$13.07		$17.31		$20.97	$23.47	$18.96

Income From Investment Operations
Net investment loss (a)	(.08	)(b)	(.18	)(b)	(.12	)(b)†	(.19)	(.15)	(.21)
Net realized and unrealized gain (loss) on investment transactions	3.06		4.64		1.05		.18	(.30)	8.30

Net increase (decrease) in net asset value from operations	2.98		4.46		.93		(.01)	(.45)	8.09

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	–0	–	(5.17)		(3.65)	(2.05)	(3.58)

Net asset value, end of period	$20.51		$17.53		$13.07		$17.31	$20.97	$23.47

Total Return
Total investment return based on net asset value (c)*	17.00%		34.12%		6.46	%†	(1.25)%	(1.81)%	45.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,752		$26,039		$22,405		$25,033	$28,055	$33,510
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (d)	1.16	%^	1.38%		1.48%		1.31%	1.11%	1.17%
Expenses, before waivers/reimbursements (d)	1.17	%^	1.38%		1.49%		1.31%	1.11%	1.17%
Net investment loss	(.80	)%(b)^	(1.19	)%(b)	(.83	)%(b)†	(.92)%	(.67)%	(.96)%
Portfolio turnover rate	36%		69%		60%		72%	84%	81%

See footnote summary on page 17.

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$16.00		$11.96		$16.30		$20.00	$22.54	$18.36

Income From Investment Operations
Net investment loss (a)	(.09	)(b)	(.20	)(b)	(.15	)(b)†	(.22)	(.19)	(.25)
Net realized and unrealized gain (loss) on investment transactions	2.80		4.24		.98		.17	(.30)	8.01

Net increase (decrease) in net asset value from operations	2.71		4.04		.83		(.05)	(.49)	7.76

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	–0	–	(5.17)		(3.65)	(2.05)	(3.58)

Net asset value, end of period	$18.71		$16.00		$11.96		$16.30	$20.00	$22.54

Total Return
Total investment return based on net asset value (c)*	16.94%		33.78%		6.22	%†	(1.53)%	(2.08)%	45.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,424		$23,396		$15,094		$19,857	$59,763	$38,128
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (d)	1.41	%^	1.61%		1.73%		1.48%	1.34%	1.43%
Expenses, before waivers/reimbursements (d)	1.42	%^	1.62%		1.74%		1.48%	1.34%	1.43%
Net investment loss	(1.04	)%(b)^	(1.42	)%(b)	(1.08	)%(b)†	(1.10)%	(.89)%	(1.21)%
Portfolio turnover rate	36%		69%		60%		72%	84%	81%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2018 and year ended December 31, 2017, such waiver amounted to .01% (annualized) and .01%, respectively.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.03%	.03%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2018 and years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013 by .04%, .03%, .08%, .02%, .01% and .23%, respectively.

^	Annualized.

17

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

18

AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

19

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

VPS-SCG-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	SMALL/MID CAP VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL/MID CAP VALUE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,025.80	$4.07	0.81%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.78	$4.06	0.81%

Class B
Actual	$1,000	$1,024.20	$5.32	1.06%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.54	$5.31	1.06%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

SMALL/MID CAP VALUE PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Zions Bancorporation	$11,427,934	1.7%
Everest Re Group Ltd.	10,837,169	1.6
Reinsurance Group of America, Inc.—Class A	10,746,475	1.6
ICON PLC	10,018,605	1.4
QEP Resources, Inc.	9,893,697	1.4
Verint Systems, Inc.	9,805,785	1.4
Regal Beloit Corp.	9,273,666	1.3
American Financial Group, Inc./OH	9,243,260	1.3
Cooper-Standard Holdings, Inc.	9,137,623	1.3
Alcoa Corp.	8,782,968	1.3

	$99,167,182	14.3%

SECTOR BREAKDOWN2

June 30, 2018 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$153,345,418	22.1%
Industrials	113,025,708	16.3
Information Technology	100,822,562	14.6
Consumer Discretionary	89,221,610	12.9
Energy	64,067,065	9.2
Real Estate	51,539,133	7.4
Health Care	31,049,623	4.5
Utilities	29,278,023	4.2
Materials	28,225,827	4.1
Consumer Staples	23,091,034	3.3
Short-Term Investments	9,528,912	1.4

Total Investments	$693,194,915	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.9%

FINANCIALS–22.2%
BANKS–11.6%
Associated Banc-Corp.	311,800	$8,512,140
Comerica, Inc.	95,770	8,707,409
Fulton Financial Corp.	310,660	5,125,890
Huntington Bancshares, Inc./OH	523,120	7,721,251
Sterling Bancorp./DE	346,120	8,133,820
Synovus Financial Corp.	149,070	7,875,368
Texas Capital Bancshares, Inc.(a)	73,240	6,701,460
Umpqua Holdings Corp.	338,410	7,644,682
Webster Financial Corp.	128,722	8,199,591
Zions Bancorporation	216,890	11,427,934

		80,049,545

CONSUMER FINANCE–0.8%
OneMain Holdings, Inc.(a)	159,700	5,316,413

INSURANCE–7.8%
American Financial Group, Inc./OH	86,120	9,243,260
Everest Re Group Ltd.	47,020	10,837,169
First American Financial Corp.	116,250	6,012,450
Hanover Insurance Group, Inc. (The)	40,240	4,811,094
Old Republic International Corp.	350,390	6,976,265
Reinsurance Group of America, Inc.–Class A	80,510	10,746,475
Selective Insurance Group, Inc.	104,170	5,729,350

		54,356,063

THRIFTS & MORTGAGE FINANCE–2.0%
BankUnited, Inc.	202,040	8,253,334
Essent Group Ltd.(a)	149,918	5,370,063

		13,623,397

		153,345,418

INDUSTRIALS–16.3%
AIR FREIGHT & LOGISTICS–1.2%
Atlas Air Worldwide Holdings, Inc.(a)	112,360	8,056,212

AIRLINES–2.9%
Alaska Air Group, Inc.	101,990	6,159,176
Hawaiian Holdings, Inc.	159,990	5,751,641
SkyWest, Inc.	164,760	8,551,044

		20,461,861

COMMERCIAL SERVICES & SUPPLIES–1.0%
Steelcase, Inc.–Class A	506,874	6,842,799

CONSTRUCTION & ENGINEERING–3.7%
AECOM(a)	197,245	6,515,002
Granite Construction, Inc.	118,260	6,582,352

Quanta Services, Inc.(a)	226,655	$7,570,277
Tutor Perini Corp.(a)	285,350	5,264,707

		25,932,338

ELECTRICAL EQUIPMENT–2.4%
EnerSys	97,510	7,278,146
Regal Beloit Corp.	113,370	9,273,666

		16,551,812

MACHINERY–2.6%
Oshkosh Corp.	92,640	6,514,445
SPX FLOW, Inc.(a)	107,500	4,705,275
Terex Corp.	154,320	6,510,761

		17,730,481

ROAD & RAIL–1.0%
Werner Enterprises, Inc.	183,510	6,890,801

TRADING COMPANIES & DISTRIBUTORS–1.5%
BMC Stock Holdings, Inc.(a)	131,020	2,731,767
MRC Global, Inc.(a)	361,220	7,827,637

		10,559,404

		113,025,708

INFORMATION TECHNOLOGY–14.6%
COMMUNICATIONS EQUIPMENT–2.2%
Finisar Corp.(a)(b)	281,170	5,061,060
Infinera Corp.(a)	433,132	4,301,001
NetScout Systems, Inc.(a)	187,480	5,568,156

		14,930,217

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–4.5%
Anixter International, Inc.(a)	105,410	6,672,453
Avnet, Inc.	203,970	8,748,274
CDW Corp./DE	66,890	5,404,043
Sanmina Corp.(a)	205,050	6,007,965
VeriFone Systems, Inc.(a)	179,860	4,104,405

		30,937,140

IT SERVICES–3.2%
Amdocs Ltd.	103,130	6,826,175
Booz Allen Hamilton Holding Corp.	169,815	7,426,010
Genpact Ltd.	271,220	7,846,394

		22,098,579

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.1%
Cypress Semiconductor Corp.	379,080	5,906,067
Mellanox Technologies Ltd.(a)	48,510	4,089,393
Qorvo, Inc.(a)	57,190	4,584,922

		14,580,382

3

SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SOFTWARE–1.4%
Verint Systems, Inc.(a)	221,100	$9,805,785

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.2%
NCR Corp.(a)	282,537	8,470,459

		100,822,562

CONSUMER DISCRETIONARY–12.9%
AUTO COMPONENTS–2.8%
Cooper-Standard Holdings, Inc.(a)	69,929	9,137,623
Dana, Inc.	180,460	3,643,487
Lear Corp.	25,137	4,670,706
Tenneco, Inc.	35,242	1,549,238

		19,001,054

DIVERSIFIED CONSUMER SERVICES–1.6%
Houghton Mifflin Harcourt Co.(a)	446,125	3,412,856
Sotheby’s(a)	146,570	7,964,614

		11,377,470

HOTELS, RESTAURANTS & LEISURE–1.5%
Bloomin’ Brands, Inc.	348,139	6,997,594
Brinker International, Inc.(b)	66,072	3,145,027

		10,142,621

HOUSEHOLD DURABLES–1.9%
Lennar Corp.–Class A	152,333	7,997,482
Taylor Morrison Home Corp.–Class A(a)	256,500	5,330,070

		13,327,552

MEDIA–0.6%
Scholastic Corp.	94,320	4,179,319

SPECIALTY RETAIL–2.7%
Burlington Stores, Inc.(a)	35,787	5,387,017
Michaels Cos., Inc. (The)(a)	295,690	5,668,377
Signet Jewelers Ltd.	137,250	7,651,688

		18,707,082

TEXTILES, APPAREL & LUXURY GOODS–1.8%
Crocs, Inc.(a)	331,540	5,838,420
Deckers Outdoor Corp.(a)	58,890	6,648,092

		12,486,512

		89,221,610

ENERGY–9.3%
ENERGY EQUIPMENT & SERVICES–3.0%
Dril-Quip, Inc.(a)	88,230	4,535,022
Helix Energy Solutions Group, Inc.(a)	333,230	2,775,806

Oil States International, Inc.(a)	234,820	$7,537,722
RPC, Inc.(b)	399,610	5,822,318

		20,670,868

OIL, GAS & CONSUMABLE FUELS–6.3%
HollyFrontier Corp.	127,260	8,708,402
Oasis Petroleum, Inc.(a)	654,630	8,490,551
QEP Resources, Inc.(a)	806,990	9,893,697
SM Energy Co.	333,410	8,565,303
SRC Energy, Inc.(a)	702,200	7,738,244

		43,396,197

		64,067,065

REAL ESTATE–7.5%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)–7.5%
American Campus Communities, Inc.	157,710	6,762,605
Camden Property Trust	83,850	7,641,250
CubeSmart	35,368	1,139,557
Education Realty Trust, Inc.	177,530	7,367,495
Empire State Realty Trust, Inc.–Class A	325,971	5,574,104
Gramercy Property Trust	232,638	6,355,670
STAG Industrial, Inc.	320,460	8,726,126
Sun Communities, Inc.	81,450	7,972,326

		51,539,133

HEALTH CARE–4.5%
HEALTH CARE PROVIDERS & SERVICES–3.0%
LifePoint Health, Inc.(a)	136,995	6,685,356
Molina Healthcare, Inc.(a)	67,380	6,599,198
WellCare Health Plans, Inc.(a)	31,459	7,746,464

		21,031,018

LIFE SCIENCES TOOLS & SERVICES–1.5%
ICON PLC(a)	75,595	10,018,605

		31,049,623

UTILITIES–4.2%
ELECTRIC UTILITIES–2.8%
Alliant Energy Corp.	173,178	7,328,893
PNM Resources, Inc.	151,690	5,900,741
Portland General Electric Co.	140,420	6,004,359

		19,233,993

GAS UTILITIES–0.7%
Southwest Gas Holdings, Inc.	69,080	5,268,732

MULTI-UTILITIES–0.7%
Black Hills Corp.	78,015	4,775,298

		29,278,023

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

MATERIALS–4.1%
CHEMICALS–1.7%
Orion Engineered Carbons SA	119,970	$3,701,075
Stepan Co.	100	7,801
Trinseo SA	110,870	7,866,226

		11,575,102

CONTAINERS & PACKAGING–1.1%
Graphic Packaging Holding Co.	542,230	7,867,757

METALS & MINING–1.3%
Alcoa Corp.(a)	187,350	8,782,968

		28,225,827

CONSUMER STAPLES–3.3%
BEVERAGES–1.1%
Cott Corp.	462,629	7,656,510

FOOD & STAPLES RETAILING–0.6%
US Foods Holding Corp.(a)	109,330	4,134,860

FOOD PRODUCTS–1.6%
Ingredion, Inc.	36,345	4,023,392
Nomad Foods Ltd.(a)	379,170	7,276,272

		11,299,664

		23,091,034

Total Common Stocks (cost $531,881,195)		683,666,003

SHORT-TERM INVESTMENTS–1.4%
INVESTMENT COMPANIES–1.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(e) (cost $9,528,912)	9,528,912	9,528,912

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.3% (cost $541,410,107)		693,194,915

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.5%
INVESTMENT COMPANIES–1.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.71%(c)(d)(e) (cost $10,441,633)	10,441,633	$10,441,633

TOTAL INVESTMENTS–101.8% (cost $551,851,740)		703,636,548
Other assets less liabilities–(1.8)%		(12,177,543)

NET ASSETS–100.0%		$691,459,005

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

5

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $531,881,195)	$683,666,003	(a)
Affiliated issuers (cost $19,970,545—including investment of cash collateral for securities loaned of $10,441,633)	19,970,545
Receivable for investment securities sold	2,503,803
Unaffiliated dividends and interest receivable	831,742
Receivable for capital stock sold	28,032
Affiliated dividends receivable	4,360

Total assets	707,004,485

LIABILITIES
Payable for collateral received on securities loaned	10,441,633
Payable for investment securities purchased	4,082,653
Advisory fee payable	447,807
Payable for capital stock redeemed	343,907
Distribution fee payable	100,121
Administrative fee payable	9,316
Directors’ fees payable	473
Transfer Agent fee payable	87
Accrued expenses	119,483

Total liabilities	15,545,480

NET ASSETS	$691,459,005

COMPOSITION OF NET ASSETS
Capital stock, at par	$31,321
Additional paid-in capital	449,448,790
Undistributed net investment income	4,012,630
Accumulated net realized gain on investment transactions	86,181,456
Net unrealized appreciation on investments	151,784,808

	$691,459,005

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$229,084,385	10,302,428	$22.24
B	$462,374,620	21,018,587	$22.00

(a)	Includes securities on loan with a value of $10,062,985 (see Note E).

See notes to financial statements.

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SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $14,695)	$5,108,293
Affiliated issuers	83,846
Interest	9,360
Securities lending income	4,881

5,206,380

EXPENSES
Advisory fee (see Note B)	2,597,790
Distribution fee—Class B	579,069
Transfer agency—Class A	1,098
Transfer agency—Class B	2,219
Custodian	62,649
Printing	48,335
Administrative	27,008
Legal	26,135
Audit and tax	22,571
Directors’ fees	12,772
Miscellaneous	12,279

Total expenses	3,391,925
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(9,182)

Net expenses	3,382,743

Net investment income	1,823,637

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	33,253,037
Net change in unrealized appreciation/depreciation of investments	(18,108,296)

Net gain on investment transactions	15,144,741

NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,968,378

See notes to financial statements.

7

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,823,637		$2,068,051
Net realized gain on investment transactions	33,253,037		54,025,680
Net change in unrealized appreciation/depreciation of investments	(18,108,296)		27,557,556

Net increase in net assets from operations	16,968,378		83,651,287
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(1,018,430)
Class B	–0	–	(1,111,760)
Net realized gain on investment transactions
Class A	–0	–	(10,952,926)
Class B	–0	–	(22,632,252)
CAPITAL STOCK TRANSACTIONS
Net decrease	(28,662,498)		(31,401,524)

Total increase (decrease)	(11,694,120)		16,534,395
NET ASSETS
Beginning of period	703,153,125		686,618,730

End of period (including undistributed net investment income of $4,012,630 and $2,188,993, respectively)	$691,459,005		$703,153,125

See notes to financial statements.

8

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small/Mid Cap Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

9

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$683,666,003		$–0	–	$–0	–	$683,666,003
Short-Term Investments	9,528,912		–0	–	–0	–	9,528,912
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,441,633		–0	–	–0	–	10,441,633

Total Investments in Securities	703,636,548		–0	–	–0	–	703,636,548
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$703,636,548		$–0	–	$–0	–	$703,636,548

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

10

AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

11

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2018, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $27,008.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $530.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$11,811	$2,282	$9,529	$4
Government Money Market Portfolio*	18,302	92,688	100,548	10,442	80

Total				$19,971	$84

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $129,702, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

12

AB Variable Products Series Fund

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$119,092,467		$141,932,471
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$163,571,877
Gross unrealized depreciation	(11,787,069)

Net unrealized appreciation	$151,784,808

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2018.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are

13

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had securities on loan with a value of $10,062,985 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $10,441,633. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $4,881 and $79,486 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $8,652. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	386,447		1,291,766	$8,426,788		$26,552,466
Shares issued in reinvestment of dividends and distributions	–0	–	629,078	–0	–	11,971,356
Shares redeemed	(859,610)		(2,537,276)	(18,843,170)		(51,958,746)

Net decrease	(473,163)		(616,432)	$(10,416,382)		$(13,434,924)

Class B
Shares sold	640,168		2,296,542	$13,884,781		$46,650,675
Shares issued in reinvestment of dividends and distributions	–0	–	1,258,294	–0	–	23,744,012
Shares redeemed	(1,480,561)		(4,333,856)	(32,130,897)		(88,361,287)

Net decrease	(840,393)		(779,020)	$(18,246,116)		$(17,966,600)

At June 30, 2018, certain shareholders of the Portfolio owned 71% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

14

AB Variable Products Series Fund

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$2,130,190	$3,624,690
Net long-term capital gains	33,585,178	33,801,029

Total taxable distributions	$35,715,368	$37,425,719

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,037,079
Undistributed net capital gain	53,754,900
Unrealized appreciation/(depreciation)	169,066,623	(a)

Total accumulated earnings/(deficit)	$224,858,602	(b)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(b)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of deferred dividends from real estate investment trust (REITs).

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

15

SMALL/MID CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$21.68		$20.29		$17.29		$21.95	$22.89	$17.67

Income From Investment Operations
Net investment income (a)	.08	(b)	.10	(b)	.10	(b)†	.11	.17	.16
Net realized and unrealized gain (loss) on investment transactions	.48		2.41		4.09		(1.11)	1.82	6.41

Net increase (decrease) in net asset value from operations	.56		2.51		4.19		(1.00)	1.99	6.57

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.09)		(.11)		(.17)	(.17)	(.13)
Distributions from net realized gain on investment transactions	–0	–	(1.03)		(1.08)		(3.49)	(2.76)	(1.22)

Total dividends and distributions	–0	–	(1.12)		(1.19)		(3.66)	(2.93)	(1.35)

Net asset value, end of period	$22.24		$21.68		$20.29		$17.29	$21.95	$22.89

Total Return
Total investment return based on net asset value (c)	2.58%		13.15	%*	25.09	%†	(5.49)%	9.20%	38.06%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,084		$233,652		$231,197		$191,388	$211,680	$217,146
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.81	%^	.81%		.82%		.82%	.82%	.81%
Expenses, before waivers/reimbursements	.81	%^	.82%		.83%		.82%	.82%	.81%
Net investment income	.69	%(b)^	.47	%(b)	.53	%(b)†	.56%	.75%	.77%
Portfolio turnover rate	17%		33%		57%		42%	45%	56%

See footnote summary on page 17.

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$21.48		$20.12		$17.15		$21.79	$22.74	$17.58

Income From Investment Operations
Net investment income (a)	.05	(b)	.05	(b)	.05	(b)†	.06	.11	.11
Net realized and unrealized gain (loss) on investment transactions	.47		2.39		4.06		(1.09)	1.81	6.36

Net increase (decrease) in net asset value from operations	.52		2.44		4.11		(1.03)	1.92	6.47

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.05)		(.06)		(.12)	(.11)	(.09)
Distributions from net realized gain on investment transactions	–0	–	(1.03)		(1.08)		(3.49)	(2.76)	(1.22)

Total dividends and distributions	–0	–	(1.08)		(1.14)		(3.61)	(2.87)	(1.31)

Net asset value, end of period	$22.00		$21.48		$20.12		$17.15	$21.79	$22.74

Total Return
Total investment return based on net asset value (c)	2.42%		12.85	%*	24.79	%†	(5.69)%	8.95%	37.63%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$462,375		$469,501		$455,422		$386,875	$447,378	$472,677
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.06	%^	1.06%		1.07%		1.07%	1.07%	1.06%
Expenses, before waivers/reimbursements	1.06	%^	1.07%		1.08%		1.07%	1.07%	1.06%
Net investment income	.44	%(b)^	.22	%(b)	.28	%(b)†	.31%	.49%	.51%
Portfolio turnover rate.	17%		33%		57%		42%	45%	56%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.001	.003%	.003%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2017 and December 31, 2013 by .11% and .01%, respectively.

^	Annualized.

See notes to financial statements.

17

SMALL/MID CAP VALUE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small/Mid Cap Value Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

18

AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

19

SMALL/MID CAP VALUE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap (although the directors noted that the Fund’s expense ratio was currently below the Adviser’s expense cap). The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

VPS-SMCV-0152-0618

JUN    06.30.18

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

VALUE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$971.10	$4.40	0.90%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.33	$4.51	0.90%

Class B
Actual	$1,000	$969.80	$5.62	1.15%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.09	$5.76	1.15%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

VALUE PORTFOLIO
TEN LARGEST HOLDINGS[1]
June 30, 2018 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Wells Fargo & Co.	$3,177,599	4.9%
Oracle Corp.	2,796,620	4.3
Bank of America Corp.	2,783,227	4.3
EOG Resources, Inc.	2,583,291	4.0
American International Group, Inc.	1,834,227	2.8
Raytheon Co.	1,762,961	2.7
T-Mobile US, Inc.	1,659,556	2.6
Synchrony Financial	1,649,873	2.6
Gilead Sciences, Inc.	1,633,641	2.5
Twenty-First Century Fox, Inc.—Class A	1,525,384	2.4

	$21,406,379	33.1%

SECTOR BREAKDOWN2

June 30, 2018 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$17,002,122	26.2%
Information Technology	8,658,470	13.3
Energy	8,387,486	12.9
Health Care	7,098,943	10.9
Consumer Discretionary	7,038,972	10.9
Consumer Staples	4,693,803	7.2
Industrials	3,234,295	5.0
Utilities	3,099,810	4.8
Materials	2,433,353	3.8
Telecommunication Services	1,659,556	2.6
Real Estate	1,333,431	2.1
Short-Term Investments	207,348	0.3

Total Investments	$64,847,589	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.9%
FINANCIALS–26.3%
BANKS–12.2%
Bank of America Corp.	98,731	$2,783,227
Comerica, Inc.	12,693	1,154,048
Wells Fargo & Co.	57,316	3,177,599
Zions Bancorporation	14,496	763,794

		7,878,668

CAPITAL MARKETS–1.6%
Goldman Sachs Group, Inc. (The)	4,829	1,065,132

CONSUMER FINANCE–5.2%
Capital One Financial Corp.	10,991	1,010,073
OneMain Holdings, Inc.(a)	20,895	695,595
Synchrony Financial	49,427	1,649,873

		3,355,541

INSURANCE–7.3%
American International Group, Inc.	34,595	1,834,227
Everest Re Group Ltd.	6,392	1,473,228
FNF Group	37,090	1,395,326

		4,702,781

		17,002,122

INFORMATION TECHNOLOGY–13.4%
COMMUNICATIONS EQUIPMENT–4.0%
Juniper Networks, Inc.	47,528	1,303,218
Nokia Oyj (Sponsored ADR)–Class A	220,141	1,265,811

		2,569,029

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.3%
Intel Corp.	17,275	858,740

SOFTWARE–4.3%
Oracle Corp.	63,473	2,796,620

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.8%
HP, Inc.	60,268	1,367,481
NCR Corp.(a)	17,192	515,416
Xerox Corp.	22,966	551,184

		2,434,081

		8,658,470

ENERGY–12.9%
ENERGY EQUIPMENT & SERVICES–1.7%
Dril-Quip, Inc.(a)	5,207	267,640
RPC, Inc.	58,084	846,284

		1,113,924

OIL, GAS & CONSUMABLE FUELS–11.2%
Canadian Natural Resources Ltd.	19,683	709,966

Company	Shares	U.S. $ Value

Devon Energy Corp.	25,864	$1,136,981
EOG Resources, Inc.	20,761	2,583,291
Hess Corp.	22,501	1,505,092
Marathon Petroleum Corp.	19,074	1,338,232

		7,273,562

		8,387,486

HEALTH CARE–11.0%
BIOTECHNOLOGY–2.5%
Gilead Sciences, Inc.	23,061	1,633,641

HEALTH CARE PROVIDERS & SERVICES–5.5%
Aetna, Inc.	5,443	998,791
Cigna Corp.	8,133	1,382,203
McKesson Corp.	8,917	1,189,528

		3,570,522

PHARMACEUTICALS–3.0%
AstraZeneca PLC (Sponsored ADR)	28,450	998,880
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	36,838	895,900

		1,894,780

		7,098,943

CONSUMER DISCRETIONARY–10.9%
AUTO COMPONENTS–3.0%
Lear Corp.	3,665	680,994
Magna International, Inc. (New York)–Class A	21,583	1,254,620

		1,935,614

MEDIA–6.3%
Charter Communications, Inc.–Class A(a)	3,445	1,010,108
Comcast Corp.–Class A	46,330	1,520,087
Twenty-First Century Fox, Inc.–Class A	30,698	1,525,384

		4,055,579

SPECIALTY RETAIL–1.6%
Michaels Cos., Inc. (The)(a)	25,459	488,049
Signet Jewelers Ltd.	10,040	559,730

		1,047,779

		7,038,972

CONSUMER STAPLES–7.2%
BEVERAGES–1.7%
PepsiCo, Inc.	10,144	1,104,377

FOOD PRODUCTS–2.1%
Tyson Foods, Inc.–Class A	20,070	1,381,820

TOBACCO–3.4%
British American Tobacco PLC (Sponsored ADR)	14,295	721,183
Philip Morris International, Inc.	18,410	1,486,423

		2,207,606

		4,693,803

3

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INDUSTRIALS–5.0%
AEROSPACE & DEFENSE–2.7%
Raytheon Co.	9,126	$1,762,961

AIRLINES–1.1%
JetBlue Airways Corp.(a)	38,496	730,654

MACHINERY–1.2%
Oshkosh Corp.	10,533	740,680

		3,234,295

UTILITIES–4.8%
ELECTRIC UTILITIES–3.3%
American Electric Power Co., Inc.	19,955	1,381,884
Edison International	12,252	775,184

		2,157,068

MULTI-UTILITIES–1.5%
NiSource, Inc.	35,873	942,742

		3,099,810

MATERIALS–3.7%
CHEMICALS–2.4%
CF Industries Holdings, Inc.	14,147	628,127
Mosaic Co. (The)	34,269	961,245

		1,589,372

METALS & MINING–1.3%
Alcoa Corp.(a)	18,003	843,981

		2,433,353

TELECOMMUNICATION SERVICES–2.6%
WIRELESS TELECOMMUNICATION SERVICES–2.6%
T-Mobile US, Inc.(a)	27,775	1,659,556

REAL ESTATE–2.1%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)–2.1%
Mid-America Apartment Communities, Inc.	6,670	671,469
Sun Communities, Inc.	6,763	661,962

		1,333,431

Total Common Stocks (cost $54,859,106)		64,640,241

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–0.3%
INVESTMENT COMPANIES–0.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio, 1.71%(b)(c)(d) (cost $207,348)	207,348	$207,348

TOTAL INVESTMENTS–100.2% (cost $55,066,454)		64,847,589
Other assets less liabilities–(0.2)%		(127,151)

NET ASSETS–100.0%		$64,720,438

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

4

VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2018 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $54,859,106)	$64,640,241
Affiliated issuers (cost $207,348)	207,348
Receivable for investment securities sold	98,379
Unaffiliated dividends and interest receivable	70,483
Receivable for capital stock sold	1,369
Affiliated dividends receivable	139
Other assets	29,597

Total assets	65,047,556

LIABILITIES
Payable for investment securities purchased	181,486
Advisory fee payable	30,539
Printing fee payable	28,419
Audit and tax fee payable	18,191
Payable for capital stock redeemed	17,797
Distribution fee payable	13,661
Administrative fee payable	8,543
Directors’ fees payable	436
Transfer Agent fee payable	87
Accrued expenses	27,959

Total liabilities	327,118

NET ASSETS	$64,720,438

COMPOSITION OF NET ASSETS
Capital stock, at par	$3,879
Additional paid-in capital	52,305,851
Undistributed net investment income	925,580
Accumulated net realized gain on investment and foreign currency transactions	1,704,028
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	9,781,100

$64,720,438

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$1,102,797	65,557	$16.82
B	$63,617,641	3,813,333	$16.68

See notes to financial statements.

5

VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $11,541)	$673,248
Affiliated issuers	6,077
Interest	258
Securities lending income	7,720

687,303

EXPENSES
Advisory fee (see Note B)	187,888
Distribution fee—Class B	83,877
Transfer agency—Class A	38
Transfer agency—Class B	2,042
Custodian	31,809
Administrative	26,577
Audit and tax	20,695
Legal	14,827
Directors’ fees	12,795
Printing	8,331
Miscellaneous	1,376

Total expenses before interest expense	390,255
Interest expense(a)	2,487

Total expenses	392,742
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(667)

Net expenses	392,075

Net investment income	295,228

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	2,140,318
Foreign currency transactions	229
Net change in unrealized appreciation/depreciation of:
Investments	(4,502,145)
Foreign currency denominated assets and liabilities	(169)

Net loss on investment and foreign currency transactions	(2,361,767)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,066,539)

(a)	Non-financing expense.

See notes to financial statements.

6

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$295,228		$631,186
Net realized gain on investment and foreign currency transactions	2,140,547		4,813,959
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(4,502,314)		3,965,651
Contributions from Affiliates (see Note B)	–0	–	16,161

Net increase (decrease) in net assets from operations	(2,066,539)		9,426,957
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(15,850)
Class B	–0	–	(838,398)
CAPITAL STOCK TRANSACTIONS
Net decrease	(6,525,671)		(16,468,635)

Total decrease	(8,592,210)		(7,895,926)
NET ASSETS
Beginning of period	73,312,648		81,208,574

End of period (including undistributed net investment income of $925,580 and $630,352, respectively)	$64,720,438		$73,312,648

See notes to financial statements.

7

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fourteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$64,640,241		$–0	–	$–0	–	$64,640,241
Short-Term Investments	207,348		–0	–	–0	–	207,348

Total Investments in Securities	64,847,589		–0	–	–0	–	64,847,589
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$64,847,589		$–0	–	$–0	–	$64,847,589

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

9

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

10

AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2018, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2018, the reimbursement for such services amounted to $26,577.

During the year ended December 31, 2017, the Adviser reimbursed the Portfolio $16,161 for trading losses incurred due to a trade entry error.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $600 for the six months ended June 30, 2018.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $17.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$853	$646	$207	$0	*
Government Money Market Portfolio**	1,364	9,303	10,667	0	6

Total				$207	$6

*	Amount is less than $500.

**	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended June 30, 2018 amounted to $6,756, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein

11

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$9,260,955		$15,638,138
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$12,438,229
Gross unrealized depreciation	(2,657,094)

Net unrealized appreciation	$9,781,135

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2018.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement

12

AB Variable Products Series Fund

time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2018, the Portfolio had no securities on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $7,720 and $5,938 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2018, such waiver amounted to $650. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017
Class A
Shares sold	3,642		15,153	$61,741		$246,774
Shares issued in reinvestment of dividends	–0	–	1,012	–0	–	15,850
Shares redeemed	(16,806)		(31,966)	(285,633)		(507,161)

Net decrease	(13,164)		(15,801)	$(223,892)		$(244,537)

Class B
Shares sold	118,360		240,673	$1,951,580		$3,804,324
Shares issued in reinvestment of dividends	–0	–	53,882	–0	–	838,398
Shares redeemed	(488,238)		(1,302,389)	(8,253,359)		(20,866,820)

Net decrease	(369,878)		(1,007,834)	$(6,301,779)		$(16,224,098)

At June 30, 2018, certain shareholders of the Portfolio owned 92% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

13

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2018. Effective July 3, 2018, the Facility will be increased to $325 million.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$854,248	$1,152,421

Total taxable distributions paid	$854,248	$1,152,421

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$630,352
Accumulated capital and other losses	0	(a)
Unrealized appreciation/(depreciation)	13,846,895	(b)

Total accumulated earnings/(deficit)	$14,477,247

(a)	During the fiscal year, the Portfolio utilized $4,833,099 of capital loss carryforwards to offset current year net realized gains. The Portfolio also had $3,501,135 of capital loss carryforwards expire during the fiscal year.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2017, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
2017	2016	2015	2014	2013
Net asset value, beginning of period	$17.32	$15.47	$14.11	$15.50	$14.22	$10.63

Income From Investment Operations
Net investment income (a)	.09	(b)	.17	(b)	.19	(b)†	.21	.26	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.59)	1.91	1.42	(1.26)	1.31	3.70
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.50)	2.08	1.61	(1.05)	1.57	3.89

Less: Dividends
Dividends from net investment income	–0	–	(.23)	(.25)	(.34)	(.29)	(.30)

Net asset value, end of period	$16.82	$17.32	$15.47	$14.11	$15.50	$14.22

Total Return
Total investment return based on net asset value (d)*	(2.89)%	13.57%	11.55	%†	(6.95)%	11.10%	36.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,102	$1,364	$1,463	$1,373	$2,050	$2,205
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90	%^	.87%	.88%	.81%	.79%	.73%
Expenses, before waivers/reimbursements	.90	%^	.87%	.89%	.81%	.79%	.73%
Net investment income	1.10	%(b)^	1.08	%(b)	1.30	%(b)†	1.38%	1.74%	1.51%
Portfolio turnover rate	14%	36%	68%	83%	42%	44%

See footnote summary on page 17.

15

VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31,
2017	2016	2015	2014	2013
Net asset value, beginning of period	$17.20	$15.36	$14.00	$15.37	$14.10	$10.54

Income From Investment Operations
Net investment income (a)	.07	(b)	.13	(b)	.15	(b)†	.17	.22	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.59)	1.89	1.42	(1.25)	1.29	3.66
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.52)	2.02	1.57	(1.08)	1.51	3.82

Less: Dividends
Dividends from net investment income	–0	–	(.18)	(.21)	(.29)	(.24)	(.26)

Net asset value, end of period	$16.68	$17.20	$15.36	$14.00	$15.37	$14.10

Total Return
Total investment return based on net asset value (d)*	(3.02)%	13.29%	11.29	%†	(7.17)%	10.77%	36.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,618	$71,949	$79,746	$85,064	$112,143	$132,271
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.15	%^	1.12%	1.13%	1.06%	1.04%	.98%
Expenses, before waivers/reimbursements	1.15	%^	1.12%	1.14%	1.06%	1.04%	.98%
Net investment income	.86	%(b)^	.83	%(b)	1.06	%(b)†	1.14%	1.51%	1.28%
Portfolio turnover rate	14%	36%	68%	83%	42%	44%

See footnote summary on page 17.

16

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.0005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.003	.02%	.02%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2018 and years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013 by .06%, .13%, .02%, .17%, .04% and .07%, respectively.

^	Annualized.

See notes to financial statements.

17

VALUE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Value Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

18

AB Variable Products Series Fund

profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and

19

VALUE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap (although the directors noted that the Fund’s expense ratio was currently below the Adviser’s expense cap). The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

VPS-VAL-0152-0618

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	August 14, 2018

By:	/s/Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	August 14, 2018